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                                                     ---------------------------
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                                                      hours per response: 19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                             811-01540
       -------------------------------------------------------------------------


                                AIM Funds Group
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (713) 626-1919
                                                    --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 06/30/07
                          --------

Item 1. Reports to Stockholders.

                                                         AIM BASIC BALANCED FUND
                               Semiannual Report to Shareholders o June 30, 2007

DOMESTIC EQUITY

Large-Cap Value

Table of Contents

Letter to Shareholders ...................    2
Fund Performance .........................    3
Schedule of Investments ..................    4
Financial Statements .....................   14
Notes to Financial Statements ............   16
Financial Highlights .....................   24
Fund Expenses ............................   29
Approval of Advisory Agreement ...........   30

                             For the most current month-end Fund performance and commentary, please visit AIMinvestments.com.

                             Unless otherwise noted, all data in this report are from A I M Management Group Inc.

                             If used after October 20, 2007, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end.

                             THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A
                             CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS
                             MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
                             AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY
                             BEFORE INVESTING.
  [AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--     NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

AIM BASIC BALANCED FUND

                                             Dear Fellow Shareholders:

                                             In overseeing the management of the AIM family of funds on your behalf, your Board of
                                             Trustees of the AIM Funds continues to focus on improved investment performance,
   [CROCKETT                                 reduced shareholder costs, and high ethical standards.
     PHOTO]
                                             Since my last letter, your Board has welcomed two new members: Marty Flanagan,
                                             President and CEO of INVESCO, AIM's parent company, and Phil Taylor, who was named CEO
Bruce L. Crockett                            of AIM Investments --REGISTERED TRADEMARK-- in April 2006. Robert Graham, who has given more than 30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as Vice Chairman of the Board. We thank Bob for his many contributions and wish him a long and happy future.

                                                Our review of fund performance has shown healthy progress, but the process is necessarily one of continuous improvement. In general, as of June 30, 2007, we have seen persistent investment discipline and more consistently good results. While this statement may not apply to every AIM Fund all the time, as I write this letter, the overall trend in fund management and performance has been positive.

                                                The investment management talent at AIM has recently been enhanced by the promotion of Karen Dunn Kelley to Head of INVESCO's Worldwide Fixed Income as well as Director of
                                             AIM Global and Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under Karen's direction, AIM's cash management organization grew to one of the world's largest and most respected, with top-tier performance. The operations now combined under her charge represent more than $150 billion in assets, 120 investment professionals, and products that span the entire yield curve.

                                                In other news, your Board took a more active role in preparing for "proxy season,"
                                             the period when fund managers must vote the shares held by their funds "for" or
                                             "against" various proposals on the ballots of the issuing companies. Beginning in the
                                             2007 proxy season, AIM implemented new proxy voting policies, developed by management in conjunction with an ad hoc Board committee, which provided a solid framework for properly evaluating and executing the many decisions the AIM Funds are required to make to vote shares.

                                                In general, the AIM Funds voted for proposals that would allow shareholders a greater role in election of directors, proxy access and "say for pay." The AIM Funds voted against directors who AIM believed failed to govern well in cases of corporate mismanagement, such as the backdating of options grants, and against "poison pill" and
                                             "take under" proposals that would favor the financial interests of managers at the expense of investors in the case of a merger or acquisition. You can view the proxy votes cast for your fund by going to AIMinvestments.com. Click the "About Us" tab, then go to "Required Notices" and "Proxy Voting Activity."

                                                Additionally, your Board raised the amount its members are recommended to invest in the AIM Funds within three years of joining the Board, with the goal of aligning our interests even more closely with yours.

                                                Furthermore, at our June meeting we renewed the investment advisory contracts between the AIM Funds and AIM for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the "Products and Performance" tab and go to
                                             "Investment Advisory Agreement Renewals."

                                                Your Board's ability to best represent your interests depends on our knowledge of your opinions and concerns. Please send me an email (bruce@brucecrockett.com) with your thoughts on the following:

                                                1) How important is it to you to hear about your Board's decisions and activities in these letters?

                                                2) What other information (on overall performance, specific funds, managers, etc.)
                                                   would make the letters more meaningful to you?

                                                3) Would you prefer that communication from your Board continue to be delivered in paper form by regular mail or be sent electronically by email?

                                                If you would prefer to communicate through a quick online survey, please go to
                                             AIMinvestments.com and provide your responses there.

                                                We need to hear from you to do our best job, and I look forward to your responses.

                                             Sincerely,


                                             /s/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board of Directors

                                             August 10, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by AIM
                                             Investments and the PowerShares Exchange-Traded Fund Trust.

AIM BASIC BALANCED FUND

FUND PERFORMANCE
=======================================================================================   ==========================================
PERFORMANCE SUMMARY                                                                       FUND PERFORMANCE

FUND VS. INDEXES                                                                          As of 6/30/07, including applicable sales
                                                                                          charges
Cumulative total returns, 12/31/06-6/30/07, excluding applicable sales charges.
If sales charges were included, returns would be lower.                                   CLASS A SHARES
                                                                                          Inception (9/28/01)                  6.80%
Class A Shares                                                                    5.92%      5 Years                           7.31
Class B Shares                                                                    5.53       1 Year                            9.53
Class C Shares                                                                    5.52
Class R Shares                                                                    5.79    CLASS B SHARES
Investor Class Shares                                                             5.92    Inception (9/28/01)                  6.97%
S&P 500 Index(1) (Broad Market Index)                                             6.96       5 Years                           7.44
Custom Basic Balanced Index(2) (Style-Specific Index)                             4.15       1 Year                           10.05
Lipper Mixed-Asset Target Allocation Moderate Funds Index(1)
   (Peer Group Index)*                                                            5.16    CLASS C SHARES
Lipper Balanced Funds Index(1) (Former Peer Group Index)*                         5.73    Inception (9/28/01)                  7.11%
                                                                                             5 Years                           7.76
SOURCES: (1)LIPPER INC.; (2)A I M MANAGEMENT GROUP INC., LIPPER INC.                         1 Year                           14.04

*    During the year, Lipper reclassified AIM Basic Balanced Fund from the Lipper         CLASS R SHARES
     Balanced Funds category to the Lipper Mixed-Asset Target Allocation Moderate Funds   Inception                            7.63%
     category.                                                                               5 Years                           8.30
                                                                                             1 Year                           15.60
The unmanaged S&P 500 --REGISTERED TRADEMARK-- Index is an index of common stocks
frequently used as a general measure of U.S. stock market performance.                    INVESTOR CLASS SHARES
                                                                                          Inception                            7.85%
   The Custom BASIC BALANCED INDEX used in this report is an index created by A I M          5 Years                           8.52
Advisors, Inc. to benchmark the Fund. The index consists of the following indexes: 60%       1 Year                           15.97
Russell 1000 --REGISTERED TRADEMARK-- Value Index and 40% Lehman Brothers U.S.            ==========================================
AGGREGATE BOND INDEX. The Russell 1000 Value Index measures the performance of those
Russell 1000 companies with lower price-to-book ratios and lower forecasted growth           THE TOTAL ANNUAL FUND OPERATING EXPENSE
values. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell     RATIO SET FORTH IN THE MOST RECENT FUND
Company. Russell --REGISTERED TRADEMARK-- is a trademark of the Frank Russell Company.    PROSPECTUS AS OF THE DATE OF THIS REPORT
The Lehman Brothers U.S. Aggregate Bond Index covers U.S. investment-grade fixed-rate     FOR CLASS A, CLASS B, CLASS C, CLASS R AND
bonds with components for government and corporate securities, mortgage pass-throughs     INVESTOR CLASS SHARES WAS 1.14%, 1.89%,
and asset-backed securities.                                                              1.89%, 1.39% AND 1.14%, RESPECTIVELY. THE
                                                                                          EXPENSE RATIOS PRESENTED ABOVE MAY VARY
   The unmanaged LIPPER MIXED-ASSET TARGET ALLOCATION MODERATE FUNDS INDEX is an          FROM THE EXPENSE RATIOS PRESENTED IN OTHER
equally weighted representation of the largest moderate funds that by portfolio           SECTIONS OF THIS REPORT THAT ARE BASED ON
practice maintain a mix of between 40%-60% equity securities, with the remainder          EXPENSES INCURRED DURING THE PERIOD
invested in bonds, cash and cash equivalents. Lipper Inc. is an independent mutual fund   COVERED BY THIS REPORT.
performance monitor.
                                                                                             CLASS A SHARE PERFORMANCE REFLECTS THE
   The unmanaged LIPPER BALANCED FUNDS INDEX represents an average of the largest         MAXIMUM 5.50% SALES CHARGE, AND CLASS B
balanced funds tracked by Lipper Inc., an independent mutual fund performance monitor.    AND CLASS C SHARE PERFORMANCE REFLECTS THE
It is calculated daily, with adjustments for distributions as of the ex-dividend dates.   APPLICABLE CONTINGENT DEFERRED SALES
                                                                                          CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
   The Fund is not managed to track the performance of any particular index, including    CDSC ON CLASS B SHARES DECLINES FROM 5%
the indexes defined here, and consequently, the performance of the Fund may deviate       BEGINNING AT THE TIME OF PURCHASE TO 0% AT
significantly from the performance of the indexes.                                        THE BEGINNING OF THE SEVENTH YEAR. THE
                                                                                          CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
   A direct investment cannot be made in an index. Unless otherwise indicated, index      YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
results include reinvested dividends, and they do not reflect sales charges.              HAVE A FRONT-END SALES CHARGE; RETURNS
Performance of an index of funds reflects fund expenses; performance of a market index    SHOWN ARE AT NET ASSET VALUE AND DO NOT
does not.                                                                                 REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
=======================================================================================   ON A TOTAL REDEMPTION OF RETIREMENT PLAN
                                                                                          ASSETS WITHIN THE FIRST YEAR. INVESTOR
CLASS R SHARES' INCEPTION DATE IS APRIL      CLASS A SHARES FOR THE PERIOD USING          CLASS SHARES DO NOT HAVE A FRONT-END SALES
30, 2004. RETURNS SINCE THAT DATE ARE        BLENDED RETURNS. CLASS A SHARES' INCEPTION   CHARGE OR A CDSC; THEREFORE, PERFORMANCE
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    DATE IS SEPTEMBER 28, 2001.                  IS AT NET ASSET VALUE.
BLENDED RETURNS OF HISTORICAL CLASS R
SHARE PERFORMANCE AND RESTATED CLASS A          THE PERFORMANCE DATA QUOTED REPRESENT        THE PERFORMANCE OF THE FUND'S SHARE
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      PAST PERFORMANCE AND CANNOT GUARANTEE        CLASSES WILL DIFFER PRIMARILY DUE TO
THE INCEPTION DATE OF CLASS R SHARES) AT     COMPARABLE FUTURE RESULTS; CURRENT           DIFFERENT SALES CHARGE STRUCTURES AND
NET ASSET VALUE, ADJUSTED TO REFLECT THE     PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   CLASS EXPENSES.
HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS   VISIT AIMINVESTMENTS.COM FOR THE MOST
R SHARES. CLASS A SHARES' INCEPTION DATE     RECENT MONTH-END PERFORMANCE. PERFORMANCE
IS SEPTEMBER 28, 2001.                       FIGURES REFLECT REINVESTED DISTRIBUTIONS,
                                             CHANGES IN NET ASSET VALUE AND THE EFFECT
   INVESTOR CLASS SHARES' INCEPTION DATE     OF THE MAXIMUM SALES CHARGE UNLESS
IS JULY 15, 2005. RETURNS SINCE THAT DATE    OTHERWISE STATED. PERFORMANCE FIGURES DO
ARE HISTORICAL RETURNS. ALL OTHER RETURNS    NOT REFLECT DEDUCTION OF TAXES A
ARE BLENDED RETURNS OF HISTORICAL INVESTOR   SHAREHOLDER WOULD PAY ON FUND
CLASS SHARE PERFORMANCE AND RESTATED CLASS   DISTRIBUTIONS OR SALE OF FUND SHARES.
A SHARE PERFORMANCE. (FOR PERIODS PRIOR TO   INVESTMENT RETURN AND PRINCIPAL VALUE WILL
THE INCEPTION DATE OF INVESTOR CLASS         FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR
SHARES) AT NET ASSET VALUE, WHICH RESTATED   LOSS WHEN YOU SELL SHARES.
PERFORMANCE WILL REFLECT THE HIGHER RULE
12B-1 FEES APPLICABLE TO

AIM Basic Balanced Fund

PORTFOLIO COMPOSITION

By security type, based on Net Assets
As of June 30, 2007

Common Stocks & Other Equity Interests               62.5%
---------------------------------------------------------
Bonds & Notes                                        25.3
---------------------------------------------------------
U.S. Mortgage-Backed Securities                      13.8
---------------------------------------------------------
Asset-Backed Securities                               3.2
---------------------------------------------------------
U.S. Government Agency Securities                     1.0
---------------------------------------------------------
Commercial Paper                                      0.8
---------------------------------------------------------
Municipal Obligations                                 0.4
---------------------------------------------------------
Preferred Stocks                                      0.4
---------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                        (7.4)
_________________________________________________________
=========================================================

SCHEDULE OF INVESTMENTS*

June 30, 2007
(Unaudited)


                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-62.46%

ADVERTISING-3.53%

Interpublic Group of Cos., Inc. (The)(a)         2,306,244   $   26,291,182
---------------------------------------------------------------------------
Omnicom Group Inc.                                 502,594       26,597,274
===========================================================================
                                                                 52,888,456
===========================================================================

AEROSPACE & DEFENSE-0.35%

Honeywell International Inc.                        93,252        5,248,223
===========================================================================

APPAREL RETAIL-1.35%

Gap, Inc., (The)                                 1,058,705       20,221,265
===========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.22%

Bank of New York Mellon Corp.                      442,966       18,356,511
===========================================================================

BREWERS-1.70%

Molson Coors Brewing Co.-Class B                   275,945       25,513,875
===========================================================================

BROADCASTING & CABLE TV-0.00%

Citadel Broadcasting Corp.                               1                5
===========================================================================

BUILDING PRODUCTS-0.75%

American Standard Cos., Inc.                       189,964       11,204,077
===========================================================================

COMPUTER HARDWARE-2.58%

Dell Inc.(a)                                     1,355,013       38,685,621
===========================================================================

CONSTRUCTION MATERIALS-2.09%

Cemex S.A.B. de C.V.-ADR (Mexico)(a)               850,910       31,398,579
===========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.72%

First Data Corp.                                   523,163       17,091,735
---------------------------------------------------------------------------
Western Union Co. (The)                          1,139,519       23,736,181
===========================================================================
                                                                 40,827,916
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------


EDUCATION SERVICES-1.76%

Apollo Group, Inc.-Class A(a)                      451,656   $   26,390,260
===========================================================================

ELECTRONIC MANUFACTURING SERVICES-0.75%

Tyco Electronics Ltd.(a)                           289,690       11,315,282
===========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-0.63%

Waste Management, Inc.                             242,948        9,487,119
===========================================================================

GENERAL MERCHANDISE STORES-1.85%

Target Corp.                                       436,898       27,786,713
===========================================================================

HEALTH CARE DISTRIBUTORS-2.37%

Cardinal Health, Inc.                              502,974       35,530,083
===========================================================================

HEALTH CARE EQUIPMENT-1.34%

Baxter International Inc.                          246,882       13,909,332
---------------------------------------------------------------------------
Covidien Ltd.(a)                                   142,690        6,149,928
===========================================================================
                                                                 20,059,260
===========================================================================

HOME IMPROVEMENT RETAIL-1.32%

Home Depot, Inc. (The)                             501,622       19,738,826
===========================================================================

INDUSTRIAL CONGLOMERATES-2.70%

General Electric Co.                               651,294       24,931,534
---------------------------------------------------------------------------
Tyco International Ltd.                            289,690       15,550,546
===========================================================================
                                                                 40,482,080
===========================================================================

AIM Basic Balanced Fund


                                                 SHARES          VALUE
---------------------------------------------------------------------------

INDUSTRIAL MACHINERY-1.38%

Illinois Tool Works Inc.                           382,418   $   20,723,231
===========================================================================

INSURANCE BROKERS-0.43%

Marsh & McLennan Cos., Inc.                        210,000        6,484,800
===========================================================================

INVESTMENT BANKING & BROKERAGE-2.14%

Merrill Lynch & Co., Inc.                          156,862       13,110,526
---------------------------------------------------------------------------
Morgan Stanley                                     227,067       19,046,380
===========================================================================
                                                                 32,156,906
===========================================================================

MANAGED HEALTH CARE-2.59%

UnitedHealth Group Inc.                            758,728       38,801,350
===========================================================================

MOVIES & ENTERTAINMENT-1.44%

Walt Disney Co. (The)                              632,102       21,579,962
===========================================================================

MULTI-LINE INSURANCE-1.16%

American International Group, Inc.                 148,357       10,389,441
---------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)       71,588        7,052,134
===========================================================================
                                                                 17,441,575
===========================================================================

OIL & GAS DRILLING-2.01%

Transocean Inc.(a)                                 284,184       30,117,820
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-3.47%

Halliburton Co.                                    794,443       27,408,284
---------------------------------------------------------------------------
Schlumberger Ltd.                                  290,028       24,634,978
===========================================================================
                                                                 52,043,262
===========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-3.97%

Citigroup Inc.                                     716,578       36,753,285
---------------------------------------------------------------------------
JPMorgan Chase & Co.                               469,395       22,742,188
===========================================================================
                                                                 59,495,473
===========================================================================

PACKAGED FOODS & MEATS-1.20%

Unilever N.V. (Netherlands)(b)                     576,752       17,934,940
===========================================================================

PHARMACEUTICALS-4.50%

Pfizer Inc.                                        779,428       19,929,974
---------------------------------------------------------------------------
Sanofi-Aventis (France)(b)                         257,970       20,830,744
---------------------------------------------------------------------------
Wyeth                                              464,790       26,651,059
===========================================================================
                                                                 67,411,777
===========================================================================

PROPERTY & CASUALTY INSURANCE-0.96%

ACE Ltd.                                           229,067       14,321,269
===========================================================================

SEMICONDUCTOR EQUIPMENT-1.29%

KLA-Tencor Corp.                                   350,589       19,264,866
===========================================================================

SYSTEMS SOFTWARE-3.52%

CA Inc.                                          1,183,969       30,581,919
---------------------------------------------------------------------------
Microsoft Corp.                                    753,837       22,215,577
===========================================================================
                                                                 52,797,496
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE-2.16%

Fannie Mae                                         495,396   $   32,364,221
===========================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.23%

Sprint Nextel Corp.                                892,944       18,492,870
===========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $670,056,458)                             936,565,969
===========================================================================

                                                PRINCIPAL
                                                 AMOUNT
BONDS & NOTES-25.30%

AEROSPACE & DEFENSE-0.30%

Goodrich Corp., Unsec. Unsub. Notes, 6.45%,
  04/15/08(c)                                  $ 1,520,000        1,529,987
---------------------------------------------------------------------------
Systems 2001 Asset Trust LLC (United
  Kingdom)-Series 2001, Class G, Pass Through
  Ctfs., (INS-MBIA Insurance Corp.) 6.66%,
  09/15/13 (Acquired 02/09/05-10/27/05; Cost
  $3,147,111)(c)(d)(e)                           2,857,404        2,963,799
===========================================================================
                                                                  4,493,786
===========================================================================

AGRICULTURAL PRODUCTS-0.38%

Corn Products International Inc., Sr. Unsec.
  Notes, 8.25%, 07/15/07(c)                      5,665,000        5,668,739
===========================================================================

ALUMINUM-0.09%

Alcoa Inc., Sr. Unsec. Global Notes, 4.25%,
  08/15/07(c)                                      281,000          280,587
---------------------------------------------------------------------------
Cordant Technologies Holding Co., Sr. Unsec.
  Notes, 6.63%, 03/01/08(c)                      1,000,000        1,005,390
===========================================================================
                                                                  1,285,977
===========================================================================

APPAREL RETAIL-0.10%

Gap Inc. (The), Unsec. Notes, 6.90%,
  09/15/07(c)                                    1,430,000        1,431,787
===========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.07%

Bank of New York Co. Inc. (The), Sr. Unsec.
  Sub. Notes, 4.25%, 09/04/12(c)(f)                610,000          609,542
---------------------------------------------------------------------------
Tokai Preferred Capital Co. LLC-Series A,
  Bonds, 9.98% (Acquired 01/29/07; Cost
  $475,007)(c)(e)(f)(g)                            450,000          468,630
===========================================================================
                                                                  1,078,172
===========================================================================

AUTO PARTS & EQUIPMENT-0.03%

Johnson Controls, Inc., Sr. Floating Rate
  Notes, 5.59%, 01/17/08(c)                        500,000          500,656
===========================================================================

AUTOMOBILE MANUFACTURERS-0.49%

DaimlerChrysler N.A. Holding Corp., Unsec.
  Gtd. Unsub. Global Notes, 4.05%,
  06/04/08(c)                                    2,270,000        2,236,699
---------------------------------------------------------------------------
  Unsec. Gtd. Unsub. Global Notes, 4.75%,
  01/15/08(c)                                      440,000          438,064
---------------------------------------------------------------------------
  -Series E, Unsec. Gtd. Unsub. Floating Rate
  Medium Term Notes, 5.89%, 10/31/08(c)(f)       4,720,000        4,743,351
===========================================================================
                                                                  7,418,114
===========================================================================

AUTOMOTIVE RETAIL-0.03%

AutoZone, Inc., Unsec. Deb., 6.50%,
  07/15/08(c)                                      480,000          483,648
===========================================================================

AIM Basic Balanced Fund

                                                PRINCIPAL
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------

BIOTECHNOLOGY-0.17%

Amgen Inc.; Sr. Unsec. Notes,
  5.85%, 06/01/17 (Acquired 05/24/07; Cost
  $1,282,983)(c)(e)                            $ 1,285,000   $    1,269,966
---------------------------------------------------------------------------
  6.38%, 06/01/37 (Acquired 05/24/07; Cost
  $1,283,625)(c)(e)                              1,285,000        1,263,476
===========================================================================
                                                                  2,533,442
===========================================================================

BROADCASTING & CABLE TV-1.53%

Clear Channel Communications Inc., Sr. Unsec.
  Sub. Global Notes, 4.63%, 01/15/08(c)          4,000,000        3,972,480
---------------------------------------------------------------------------
Comcast Cable Communications Holdings Inc.,
  Unsec. Gtd. Global Notes, 9.46%,
  11/15/22(c)                                    3,135,000        4,005,151
---------------------------------------------------------------------------
Comcast Holdings Corp., Sr. Gtd. Sub. Notes,
  10.63%, 07/15/12(c)                            2,175,000        2,605,889
---------------------------------------------------------------------------
Cox Communications Inc.,
  Sr. Unsec. Notes, 6.40%, 08/01/08(c)           1,300,000        1,310,920
---------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes,
  5.91%, 12/14/07(c)(f)                            625,000          626,319
---------------------------------------------------------------------------
Cox Enterprises, Inc.,
  Notes, 4.38%, 05/01/08 (Acquired 04/25/07;
  Cost $2,314,213)(c)(e)                         2,340,000        2,317,185
---------------------------------------------------------------------------
  Notes, 7.88%, 09/15/10 (Acquired 05/02/07;
  Cost $692,162)(c)(e)                             645,000          682,042
---------------------------------------------------------------------------
Hearst-Argyle Television Inc., Sr. Unsec.
  Unsub. Notes, 7.00%, 11/15/07(c)               1,560,000        1,567,129
---------------------------------------------------------------------------
Time Warner Entertainment Co. L.P., Sr.
  Unsec. Notes, 10.15%, 05/01/12(c)              4,970,000        5,849,491
===========================================================================
                                                                 22,936,606
===========================================================================

BUILDING PRODUCTS-0.37%

American Standard Inc., Sr. Unsec. Gtd.
  Notes, 7.38%, 02/01/08(c)                      4,220,000        4,260,765
---------------------------------------------------------------------------
Masco Corp., Unsec. Notes, 4.63%, 08/15/07(c)    1,250,000        1,248,675
===========================================================================
                                                                  5,509,440
===========================================================================

CASINOS & GAMING-0.14%

Verizon New York Inc., Unsec. Deb., 7.00%,
  12/01/33(c)                                    2,070,000        2,065,115
===========================================================================

CONSUMER FINANCE-0.56%

Capital One Capital III, Jr. Gtd. Sub. Notes,
  7.69%, 08/15/36(c)                               900,000          932,625
---------------------------------------------------------------------------
Ford Motor Credit Co. LLC, Sr. Unsec. Notes,
  4.95%, 01/15/08(c)                             5,850,000        5,811,156
---------------------------------------------------------------------------
SLM Corp.-Series A, Medium Term Notes, 3.95%,
  08/15/08(c)                                    1,630,000        1,593,912
===========================================================================
                                                                  8,337,693
===========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.49%

Computer Sciences Corp., Notes, 3.50%,
  04/15/08(c)                                    6,420,000        6,323,636
---------------------------------------------------------------------------
Fiserv Inc., Sr. Unsec. Global Notes, 3.00%,
  06/27/08(c)                                      990,000          966,071
===========================================================================
                                                                  7,289,707
===========================================================================

---------------------------------------------------------------------------
                                                PRINCIPAL
                                                 AMOUNT          VALUE

DEPARTMENT STORES-0.08%

JC Penney Corp. Inc.-Series A, Medium Term
  Notes, 6.50%, 12/15/07(c)                    $   500,000   $      502,360
---------------------------------------------------------------------------
May Department Stores Co. (The),
  Unsec. Global Notes, 3.95%, 07/15/07(c)          475,000          474,753
---------------------------------------------------------------------------
  Unsec. Gtd. Deb.,
  7.90%, 10/15/07(c)                               155,000          155,970
===========================================================================
                                                                  1,133,083
===========================================================================

DIVERSIFIED BANKS-1.82%

Bangkok Bank PCL (Hong Kong), Unsec. Sub.
  Notes, 9.03%, 03/15/29 (Acquired 04/22/05;
  Cost $1,471,124)(c)(e)                         1,175,000        1,410,106
---------------------------------------------------------------------------
BankAmerica Institutional-Series A, Gtd.
  Trust Pfd. Capital Securities, 8.07%,
  12/31/26 (Acquired 09/26/06; Cost
  $1,870,264)(c)(e)                              1,790,000        1,869,458
---------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom), Floating
  Rate Global Notes, 4.85%, 08/08/07
  (Acquired 04/06/06; Cost
  $1,293,253)(c)(e)(f)                           1,300,000        1,300,130
---------------------------------------------------------------------------
BBVA International Preferred S.A. Unipersonal
  (Spain), Unsec. Gtd. Unsub. Notes, 5.92%
  (Acquired 03/22/07; Cost
  $790,000)(c)(e)(f)(g)                            790,000          739,061
---------------------------------------------------------------------------
Calyon (France), Gtd. Floating Rate Medium
  Term Notes, 5.38%, 02/11/08 (Acquired
  04/02/07; Cost $1,293,500)(c)(e)               1,300,000        1,295,151
---------------------------------------------------------------------------
Centura Capital Trust I, Gtd. Trust Pfd.
  Capital Securities, 8.85%, 06/01/27
  (Acquired 05/22/03; Cost $1,847,528)(c)(e)     1,460,000        1,521,130
---------------------------------------------------------------------------
First Union Institutional Capital I, Jr.
  Unsec. Gtd. Sub. Trust Pfd. Bonds, 8.04%,
  12/01/26(c)                                      540,000          563,744
---------------------------------------------------------------------------
Lloyds TSB Bank PLC (United Kingdom)- Series
  1, Unsec. Sub. Floating Rate Euro Notes,
  5.63%(c)(f)(g)                                 4,010,000        3,529,137
---------------------------------------------------------------------------
Mizuho Financial Group Cayman Ltd. (Cayman
  Islands), Gtd. Sub. Second Tier Euro Bonds,
  8.38%(c)(g)                                      550,000          574,492
---------------------------------------------------------------------------
National Bank of Canada (Canada), Floating
  Rate Euro Deb., 5.56%, 08/29/87(c)(f)          1,580,000        1,292,950
---------------------------------------------------------------------------
National Westminster Bank PLC (United
  Kingdom)-Series B, Unsec. Sub. Floating
  Rate Euro Notes, 5.63%(c)(f)(g)                1,150,000          994,198
---------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Sub. Deb.,
  8.25%, 11/01/24(c)                               915,000        1,097,186
---------------------------------------------------------------------------
North Fork Bancorp., Inc., Unsec. Sub. Notes,
  5.00%, 08/15/12(c)(f)                          3,320,000        3,320,963
---------------------------------------------------------------------------
RBD Capital S.A. (Luxembourg), Euro Notes,
  6.50%, 08/11/08(c)                             1,220,000        1,227,648
---------------------------------------------------------------------------
RBS Capital Trust III, Jr. Gtd. Sub. Trust
  Pfd. Global Notes, 5.51%(c)(f)(g)              1,140,000        1,096,589
---------------------------------------------------------------------------
Skandinaviska Enskilda Banken A.B. (Sweden),
  Unsec. Sub. Notes, 7.50% (Acquired
  02/02/07; Cost $933,453)(c)(e)(f)(g)             900,000          933,174
---------------------------------------------------------------------------

AIM Basic Balanced Fund

                                                PRINCIPAL
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

Sumitomo Mitsui Banking Corp. (Japan), Sub.
  Second Tier Euro Notes, 8.15%(c)(g)          $ 1,675,000   $    1,719,953
---------------------------------------------------------------------------
VTB Capital S.A. (Russia), Sr. Floating Rate
  Notes, 6.11%, 09/21/07 (Acquired 12/14/05;
  Cost $2,850,000)(c)(e)(f)                      2,850,000        2,851,908
===========================================================================
                                                                 27,336,978
===========================================================================

DIVERSIFIED CHEMICALS-0.44%

Bayer Corp., Bonds, 6.20%, 02/15/08 (Acquired
  08/01/06-05/24/07; Cost
  $3,407,444)(c)(e)(f)                           3,390,000        3,399,967
---------------------------------------------------------------------------
Dow Chemical Co. (The),
  Sr. Unsec. Global Notes, 5.75%, 12/15/08(c)    1,800,000        1,808,352
---------------------------------------------------------------------------
  Sr. Unsec. Medium Term Notes Notes,
  4.80%, 08/15/07(c)                               100,000           99,946
---------------------------------------------------------------------------
FMC Corp.-Series A, Medium Term Notes, 7.00%,
  05/15/08(c)                                      440,000          444,563
---------------------------------------------------------------------------
Hercules Inc., Unsec. Deb., 6.60%,
  08/01/27(c)                                      910,000          910,409
===========================================================================
                                                                  6,663,237
===========================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-0.10%

Erac USA Finance Co., Bonds, 5.30%, 11/15/08
  (Acquired 05/24/07; Cost $961,873)(c)(e)         965,000          959,538
---------------------------------------------------------------------------
Science Applications International Corp.,
  Unsec. Notes, 6.75%, 02/01/08(c)                 500,000          503,320
===========================================================================
                                                                  1,462,858
===========================================================================

DIVERSIFIED METALS & MINING-0.07%

Reynolds Metals Co., Medium Term Notes,
  7.00%, 05/15/09(c)                             1,018,000        1,034,553
===========================================================================

DRUG RETAIL-0.04%

CVS Caremark Corp. Sr. Unsec. Global Notes,
  3.88%, 11/01/07(c)                               540,000          537,122
===========================================================================

ELECTRIC UTILITIES-0.47%

Carolina Power & Light Co., First Mortgage
  Bonds, 6.80%, 08/15/07(c)                        530,000          530,763
---------------------------------------------------------------------------
Duke Energy Indiana, Inc., Unsec. Deb.,
  7.85%, 10/15/07(c)                             1,045,000        1,051,521
---------------------------------------------------------------------------
Entergy Gulf States, Inc., Sec. First
  Mortgage Bonds, 3.60%, 06/01/08(c)             1,420,000        1,394,809
---------------------------------------------------------------------------
Ohio Edison Co., Sr. Unsec. Global Notes,
  4.00%, 05/01/08(c)                             1,560,000        1,539,923
---------------------------------------------------------------------------
Pepco Holdings Inc., Unsec. Unsub. Global
  Notes, 5.50%, 08/15/07(c)                      2,547,000        2,547,280
===========================================================================
                                                                  7,064,296
===========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.14%

Thomas & Betts Corp., Medium Term Notes,
  6.63%, 05/07/08(c)                             2,040,000        2,056,055
===========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-0.08%

Waste Management Inc., Sr. Unsec. Unsub.
  Notes, 6.50%, 11/15/08(c)                      1,265,000        1,279,231
===========================================================================

---------------------------------------------------------------------------
                                                PRINCIPAL
                                                 AMOUNT          VALUE

FOOD RETAIL-0.62%

Safeway Inc., Sr. Unsec. Notes, 4.80%,
  07/16/07(c)                                  $ 9,065,000   $    9,063,006
---------------------------------------------------------------------------
  7.00%, 09/15/07(c)                               175,000          175,418
===========================================================================
                                                                  9,238,424
===========================================================================

GAS UTILITIES-0.16%

CenterPoint Energy Resources Corp., Unsec.
  Deb., 6.50%, 02/01/08(c)                         785,000          789,168
---------------------------------------------------------------------------
National Fuel Gas Co.-Series D, Medium Term
  Notes, 6.30%, 05/27/08(c)                        575,000          579,077
---------------------------------------------------------------------------
Southern Union Co., Unsec. Unsub. Notes,
  6.15%, 08/16/08(c)                             1,065,000        1,071,252
===========================================================================
                                                                  2,439,497
===========================================================================

GENERAL MERCHANDISE STORES-0.07%

Target Corp., Sr. Unsec. Notes, 5.38%,
  05/01/17(c)                                    1,170,000        1,127,377
===========================================================================

HOMEBUILDING-0.08%

DR Horton Inc. Sr. Unsec. Gtd. Notes, 5.00%,
  01/15/09(c)                                    1,280,000        1,261,184
===========================================================================

HOTELS, RESORTS & CRUISE LINES-0.03%

Carnival Corp., Sr. Unsec. Gtd. Global Notes,
  3.75%, 11/15/07(c)                               385,000          382,575
===========================================================================

HOUSEHOLD APPLIANCES-0.02%

Whirlpool Corp. Deb., 9.10%, 02/01/08(c)           250,000          254,623
===========================================================================

HOUSEWARES & SPECIALTIES-0.04%

Newell Rubbermaid Inc.-Series A, Unsec.
  Unsub. Putable Medium Term Notes, 6.35%,
  07/15/08(c)(f)                                   660,000          665,953
===========================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-0.33%

TXU Energy Co. LLC, Sr. Unsec. Floating Rate
  Notes, 5.86%, 09/16/08 (Acquired 03/13/07;
  Cost $4,880,000)(c)(e)(f)                      4,880,000        4,882,279
===========================================================================

INDUSTRIAL MACHINERY-0.08%

IDEX Corp., Sr. Unsec. Notes, 6.88%,
  02/15/08(c)                                    1,140,000        1,148,846
===========================================================================

INDUSTRIAL REIT'S-0.14%

AMB Property L.P., Sr. Unsec. Gtd. Sub.
  Notes, 7.10%, 06/30/08(c)                      1,750,000        1,775,462
---------------------------------------------------------------------------
ProLogis, Sr. Unsec. Notes, 7.10%,
  04/15/08(c)                                      340,000          343,941
===========================================================================
                                                                  2,119,403
===========================================================================

INSURANCE BROKERS-0.35%

Marsh & McLennan Cos., Inc., Unsec. Global
  Bonds, 3.63%, 02/15/08(c)                      5,295,000        5,233,419
===========================================================================

INTEGRATED OIL & GAS-0.55%

ConocoPhillips, Unsec. Deb., 7.13%,
  03/15/28(c)                                    1,100,000        1,130,613
---------------------------------------------------------------------------
Husky Oil Ltd. (Canada), Unsec. Sub. Yankee
  Bonds, 8.90%, 08/15/28(c)(f)                   6,944,000        7,178,360
===========================================================================
                                                                  8,308,973
===========================================================================

AIM Basic Balanced Fund

                                                PRINCIPAL
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION SERVICES-1.03%

Southwestern Bell Telephone L.P., Unsec.
  Unsub. Deb., 7.20%, 10/15/26(c)              $ 1,926,000   $    1,988,518
---------------------------------------------------------------------------
Telecom Italia Capital S.A. (Italy), Unsec.
  Gtd. Unsub. Global Notes, 4.00%,
  11/15/08(c)                                    9,812,000        9,625,965
---------------------------------------------------------------------------
Verizon Communications Inc., Sr. Unsec.
  Notes, 6.25%, 04/01/37(c)                      1,110,000        1,080,374
---------------------------------------------------------------------------
Verizon Virginia Inc.-Series A, Unsec. Global
  Deb., 4.63%, 03/15/13(c)                       2,870,000        2,693,093
===========================================================================
                                                                 15,387,950
===========================================================================

INTERNET RETAIL-0.07%

Expedia, Inc., Sr. Unsec. Gtd. Putable Global
  Notes, 7.46%, 08/15/13(c)                      1,065,000        1,065,671
===========================================================================

INVESTMENT BANKING & BROKERAGE-0.58%

Jefferies Group, Inc.,
  Sr. Unsec. Deb., 5.88%, 06/08/14(c)            4,060,000        4,031,621
---------------------------------------------------------------------------
  Sr. Unsec. Notes, 6.45%, 06/08/27(c)             900,000          890,523
---------------------------------------------------------------------------
  -Series B, Sr. Unsec. Notes, 7.50%,
  08/15/07(c)                                      555,000          556,088
---------------------------------------------------------------------------
Lazard Group, Sr. Unsec. Notes, 6.85%,
  06/15/17 (Acquired 06/18/07; Cost
  $1,266,215)(c)(e)                              1,270,000        1,272,083
---------------------------------------------------------------------------
Merrill Lynch & Co. Inc.-Series C, Sr. Unsec.
  Floating Rate Medium Term Notes, 5.69%,
  07/21/09(c)(f)                                   760,000          760,015
---------------------------------------------------------------------------
SB Treasury Co. LLC, Bond, 9.40% (Acquired
  06/29/07; Cost $1,263,554)(c)(e)(f)(g)         1,220,000        1,262,163
===========================================================================
                                                                  8,772,493
===========================================================================

LEISURE FACILITIES-0.07%

International Speedway Corp. Unsec. Global
  Notes, 4.20%, 04/15/09(c)                      1,135,000        1,109,417
===========================================================================

LEISURE PRODUCTS-0.05%

Hasbro Inc., Sr. Unsec. Notes, 6.15%,
  07/15/08(c)                                      690,000          691,207
===========================================================================

LIFE & HEALTH INSURANCE-0.41%

John Hancock Financial Services Inc., Sr.
  Notes, 5.63%, 12/01/08(c)                        250,000          250,925
---------------------------------------------------------------------------
Prudential Holdings, LLC-Series B, Bonds,
  (INS-Financial Security Assurance Inc.)
  7.25%, 12/18/23 (Acquired
  01/22/04-02/17/06; Cost
  $6,129,407)(c)(d)(e)                           5,220,000        5,843,425
===========================================================================
                                                                  6,094,350
===========================================================================

MANAGED HEALTH CARE-0.05%

Wellpoint Inc., Unsec. Unsub. Notes, 3.50%,
  09/01/07(c)                                      730,000          727,365
===========================================================================

MORTGAGE REIT'S-0.14%

iStar Financial Inc.,
  Sr. Notes, 7.00%, 03/15/08(c)                    680,000          690,493
---------------------------------------------------------------------------
  Sr. Unsec. Notes, 8.75%, 08/15/08(c)           1,430,000        1,478,105
===========================================================================
                                                                  2,168,598
===========================================================================

---------------------------------------------------------------------------
                                                PRINCIPAL
                                                 AMOUNT          VALUE

MOVIES & ENTERTAINMENT-0.21%

Historic TW Inc., Notes, 8.18%, 08/15/07(c)    $ 3,000,000   $    3,008,640
---------------------------------------------------------------------------
News America Inc., Sr. Global Notes, 6.63%,
  01/09/08(c)                                      134,000          134,793
===========================================================================
                                                                  3,143,433
===========================================================================

MULTI-LINE INSURANCE-0.14%

American General Finance Corp.-Series H, Sr.
  Unsec. Medium Term Notes, 4.50%,
  11/15/07(c)                                      250,000          249,172
---------------------------------------------------------------------------
Unitrin Inc., Sr. Unsec. Notes, 5.75%,
  07/01/07(c)                                    1,900,000        1,900,000
===========================================================================
                                                                  2,149,172
===========================================================================

MULTI-UTILITIES-1.30%

Centerpoint Energy Inc.-Series B, Sr. Unsec.
  Global Notes, 5.88%, 06/01/08(c)                 300,000          300,897
---------------------------------------------------------------------------
Consumers Energy Co.-Series A, Sr. Sec.
  Global Notes, 6.38%, 02/01/08(c)               2,370,000        2,381,092
---------------------------------------------------------------------------
Dominion Capital Trust I, Jr. Unsec. Gtd.
  Trust Pfd. Capital Securities, 7.83%,
  12/01/27(c)                                    2,490,000        2,596,423
---------------------------------------------------------------------------
Dominion Resources, Inc.,
  Notes, 4.13%, 02/15/08(c)                        525,000          520,600
---------------------------------------------------------------------------
  -Series D, Sr. Floating Rate Notes,
  5.66%, 09/28/07(c)(f)                          1,390,000        1,390,443
---------------------------------------------------------------------------
DTE Energy Co., Sr. Unsec. Notes, 5.63%,
  08/16/07(c)                                      525,000          525,089
---------------------------------------------------------------------------
Midamerica Energy Holdings Co., Sr. Unsec.
  Notes, 7.63%, 10/15/07(c)                        858,000          862,848
---------------------------------------------------------------------------
  7.52%, 09/15/08(c)                             1,395,000        1,426,890
---------------------------------------------------------------------------
PSEG Funding Trust I, Notes, 5.38%,
  11/16/07(c)                                    4,265,000        4,262,825
---------------------------------------------------------------------------
Public Service Co of New Mexico, Sr. Unsec.
  Notes, 4.40%, 09/15/08(c)                        615,000          606,863
---------------------------------------------------------------------------
Tampa Electric Co., Unsec. Unsub. Notes,
  5.38%, 08/15/07(c)                             3,850,000        3,849,615
---------------------------------------------------------------------------
TE Products Pipeline Co., Sr. Unsec. Notes,
  6.45%, 01/15/08(c)                               510,000          512,116
---------------------------------------------------------------------------
Xcel Energy Inc., Sr. Global Notes, 3.40%,
  07/01/08(c)                                      250,000          244,955
===========================================================================
                                                                 19,480,656
===========================================================================

OFFICE SERVICES & SUPPLIES-0.07%

Avery Dennison Corp., Floating Rate Notes,
  5.59%, 08/10/07(c)(f)                          1,055,000        1,055,084
===========================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.10%

Pemex Project Funding Master Trust (Mexico),
  Unsec. Gtd. Unsub. Global Notes, 8.63%,
  02/01/22(c)                                    1,250,000        1,528,062
===========================================================================

OIL & GAS REFINING & MARKETING-0.11%

Premcor Refining Group Inc. (The), Sr. Unsec.
  Global Notes, 9.50%, 02/01/13(c)               1,545,000        1,648,546
===========================================================================

AIM Basic Balanced Fund

                                                PRINCIPAL
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------

OIL & GAS STORAGE & TRANSPORTATION-0.19%

Enterprise Products Operating L.P.-Series B,
  Sr. Unsec. Gtd. Unsub. Global Notes, 4.00%,
  10/15/07(c)                                  $ 2,830,000   $    2,818,369
===========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.91%

BankAmerica Capital II-Series 2, Jr. Unsec.
  Gtd. Sub. Trust Pfd. Capital Securities,
  8.00%, 12/15/26(c)                             1,420,000        1,482,011
---------------------------------------------------------------------------
BankAmerica Capital III, Gtd. Floating Rate
  Trust Pfd. Capital Securities, 5.93%,
  01/15/27(c)(f)                                 2,210,000        2,153,471
---------------------------------------------------------------------------
Capmark Financial Group Inc. Sr. Unsec. Gtd.
  Floating Rate Notes, 6.01%, 05/10/10
  (Acquired 05/03/07; Cost
  $3,710,000)(c)(e)(f)                           3,710,000        3,712,189
---------------------------------------------------------------------------
Countrywide Home Loans, Inc.-Series L, Medium
  Term Global Notes, 3.25%, 05/21/08(c)          2,500,000        2,449,375
---------------------------------------------------------------------------
General Electric Capital Corp., Unsec.
  Floating Rate Putable Deb., 5.34%,
  09/01/10(c)(f)                                 1,000,000          988,973
---------------------------------------------------------------------------
Mantis Reef Ltd. (Cayman Islands), Notes,
  4.69%, 11/14/08 (Acquired
  08/11/06-05/23/07; Cost $4,438,836)(c)(e)      4,525,000        4,455,948
---------------------------------------------------------------------------
Mizuho JGB Investment LLC-Series A, Sub.
  Bonds, 9.87% (Acquired 06/16/04-07/28/05;
  Cost $6,664,804)(c)(e)(f)(g)                   5,890,000        6,133,434
---------------------------------------------------------------------------
NB Capital Trust IV, Gtd. Sub. Trust Pfd.
  Capital Securities, 8.25%, 04/15/27(c)         3,140,000        3,273,764
---------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico)-Series 1999-2,
  Class A1, Global Bonds, (INS-MBIA Insurance
  Corp.) 9.69%, 08/15/09(c)                      4,653,000        4,847,077
---------------------------------------------------------------------------
Regional Diversified Funding (Cayman
  Islands),
  Sr. Notes, 9.25%, 03/15/30 (Acquired
  09/22/04; Cost $3,504,605)(c)(e)               2,962,222        3,255,986
---------------------------------------------------------------------------
  Class A-1a, Sr. Floating Rate Notes,
  5.69%, 01/25/36 (Acquired 03/21/05; Cost
  $685,890)(c)(e)(f)(h)                            723,406          721,869
---------------------------------------------------------------------------
Residential Capital LLC, Sr. Unsec. Gtd.
  Floating Rate Notes, 5.86%, 06/09/08(c)(f)     2,375,000        2,352,082
---------------------------------------------------------------------------
Suncorp-Metway Ltd. (Australia), Notes,
  3.50%, 06/15/13 (Acquired 03/13/07; Cost
  $2,484,704)(c)(e)(f)                           2,540,000        2,499,792
---------------------------------------------------------------------------
Twin Reefs Pass-Through Trust, Floating Rate
  Pass Through Ctfs., 6.32% (Acquired
  12/07/04-10/23/06; Cost
  $1,609,000)(c)(e)(f)(g)                        1,610,000        1,615,176
---------------------------------------------------------------------------
Two-Rock Pass-Through Trust (Bermuda),
  Floating Rate Pass Through Ctfs., 6.30%
  (Acquired 11/10/06; Cost
  $1,596,882)(c)(e)(f)(g)                        1,595,000        1,571,474
---------------------------------------------------------------------------
UFJ Finance Aruba AEC (Japan), Gtd. Sub.
  Second Tier Euro Bonds, 8.75%(c)(g)            1,020,000        1,060,998
---------------------------------------------------------------------------
Windsor Financing LLC, Sr. Gtd. Notes, 5.88%,
  07/15/17 (Acquired 02/07/06; Cost
  $1,030,556)(c)(e)                              1,030,556        1,005,184
===========================================================================
                                                                 43,578,803
===========================================================================

---------------------------------------------------------------------------
                                                PRINCIPAL
                                                 AMOUNT          VALUE

PACKAGED FOODS & MEATS-0.63%

Heinz (H.J.) Co., Notes, 6.43%, 12/01/08
  (Acquired 05/30/07; Cost $8,193,231)(c)(e)   $ 8,100,000   $    8,198,091
---------------------------------------------------------------------------
Sara Lee Corp.-Series C, Medium Term Notes,
  6.00%, 01/15/08(c)                             1,190,000        1,192,761
===========================================================================
                                                                  9,390,852
===========================================================================

PAPER PACKAGING-0.20%

Sealed Air Corp., Sr. Unsec. Notes, 5.38%,
  04/15/08 (Acquired 05/18/07-05/21/07; Cost
  $3,003,906)(c)(e)                              3,010,000        3,007,562
===========================================================================

PAPER PRODUCTS-0.05%

Union Camp Corp., Notes, 6.50%, 11/15/07(c)        800,000          802,600
===========================================================================

PROPERTY & CASUALTY INSURANCE-2.24%

Allstate Corp. (The) Jr. Sub. Global Deb.,
  6.13%, 05/15/37(c)(f)                            540,000          521,511
---------------------------------------------------------------------------
  6.50%, 05/15/57(c)(f)                            360,000          343,130
---------------------------------------------------------------------------
Chubb Corp., Sr. Unsec. Notes, 5.47%,
  08/16/08(c)                                      990,000          991,297
---------------------------------------------------------------------------
CNA Financial Corp., Sr. Unsec. Notes,
  6.45%, 01/15/08(c)                             3,275,000        3,289,115
---------------------------------------------------------------------------
  6.60%, 12/15/08(c)                             8,272,000        8,394,591
---------------------------------------------------------------------------
First American Capital Trust I, Gtd. Trust
  Pfd. Capital Securities, 8.50%, 04/15/12(c)    4,705,000        5,123,463
---------------------------------------------------------------------------
North Front Pass-Through Trust, Pass-Through
  Ctfs. Bonds, 5.81%, 12/15/24 (Acquired
  12/08/04; Cost $2,369,940)(c)(e)(f)            2,350,000        2,325,842
---------------------------------------------------------------------------
Oil Casualty Insurance Ltd. (Bermuda), Unsec.
  Sub. Deb., 8.00%, 09/15/34 (Acquired
  04/29/05-06/09/05; Cost $3,737,949)(c)(e)      3,495,000        3,364,951
---------------------------------------------------------------------------
Oil Insurance Ltd., Notes, 7.56% (Acquired
  06/15/06; Cost $6,280,000)(c)(e)(f)(g)         6,280,000        6,480,772
---------------------------------------------------------------------------
QBE Capital Funding II L.P. (Australia), Gtd.
  Sub. Bonds, 6.80% (Acquired 04/25/07; Cost
  $350,000)(c)(e)(f)(g)                            350,000          340,571
---------------------------------------------------------------------------
Safeco Capital Trust I, Gtd. Trust Pfd.
  Capital Securities, 8.07%, 07/15/37(c)         2,270,000        2,363,047
===========================================================================
                                                                 33,538,290
===========================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.04%

Chelsea GCA Realty Partnership L.P., Unsec.
  Unsub. Notes, 7.25%, 10/21/07(c)                 150,000          150,724
---------------------------------------------------------------------------
Realogy Corp., Sr. Floating Rate Notes,
  7.06%, 10/20/09 (Acquired 10/13/06; Cost
  $495,000)(c)(e)(f)                               495,000          491,831
===========================================================================
                                                                    642,555
===========================================================================

REGIONAL BANKS-1.48%

Cullen/Frost Capital Trust I, Jr. Unsec. Gtd.
  Floating Rate Notes, 6.91%, 03/01/34(c)(f)     4,050,000        4,139,059
---------------------------------------------------------------------------
Greater Bay Bancorp-Series B, Sr. Notes,
  5.25%, 03/31/08(c)                               975,000          969,755
---------------------------------------------------------------------------

AIM Basic Balanced Fund

                                                PRINCIPAL
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
REGIONAL BANKS-(CONTINUED)

National City Corp. Sr. Unsec. Notes, 3.20%,
  04/01/08(c)                                  $   500,000   $      492,350
---------------------------------------------------------------------------
PNC Capital Trust C, Gtd. Floating Rate Trust
  Pfd. Capital Securities, 5.93%,
  06/01/28(c)(f)                                 1,175,000        1,135,720
---------------------------------------------------------------------------
Popular North America Inc., Gtd. Notes,
  4.25%, 04/01/08(c)                               605,000          596,627
---------------------------------------------------------------------------
Silicon Valley Bank, Unsec. Sub. Notes,
  6.05%, 06/01/17(c)                             2,020,000        1,974,691
---------------------------------------------------------------------------
TCF National Bank, Sub. Notes, 5.00%,
  06/15/14(c)(f)                                 1,500,000        1,477,560
---------------------------------------------------------------------------
US AgBank FCB-Series 1, Notes, 6.11%
  (Acquired 03/15/07; Cost
  $1,405,000)(c)(e)(f)(g)(h)                     1,405,000        1,387,747
---------------------------------------------------------------------------
Western Financial Bank, Unsec. Sub. Deb.,
  9.63%, 05/15/12(c)                             9,365,000       10,083,576
===========================================================================
                                                                 22,257,085
===========================================================================

REINSURANCE-0.18%

Stingray Pass-Through Trust, Pass Through
  Ctfs., 5.90%, 01/12/15 (Acquired
  01/07/05-11/03/05; Cost $2,747,640)(c)(e)      2,800,000        2,637,544
===========================================================================

RESIDENTIAL REIT'S-0.04%

AvalonBay Communities Inc., Sr. Medium Term
  Notes, 8.25%, 07/15/08(c)                        550,000          564,779
===========================================================================

RESTAURANTS-0.14%

Yum! Brands Inc. Sr. Unsec. Notes, 7.65%,
  05/15/08(c)                                    2,090,000        2,125,467
===========================================================================

RETAIL REIT'S-0.11%

National Retail Properties Inc., Sr. Unsec.
  Notes, 7.13%, 03/15/08(c)                      1,360,000        1,374,443
---------------------------------------------------------------------------
Simon Property Group L.P., Unsec. Unsub.
  Notes, 6.38%, 11/15/07(c)                        100,000          100,274
---------------------------------------------------------------------------
Tanger Properties L.P., Sr. Unsec. Gtd.
  Notes, 9.13%, 02/15/08(c)                        215,000          219,360
===========================================================================
                                                                  1,694,077
===========================================================================

SPECIALIZED REIT'S-0.43%

Health Care Property Investors, Inc.,
  Sr. Sec. Floating Rate Medium Term Notes,
  5.81%, 09/15/08(c)(f)                          2,540,000        2,541,173
---------------------------------------------------------------------------
  Sr. Sec. Medium Term Notes,
  6.30%, 09/15/16(c)                             2,020,000        2,020,344
---------------------------------------------------------------------------
Health Care REIT, Inc., Sr. Notes, 5.88%,
  05/15/15(c)                                    1,905,000        1,857,832
===========================================================================
                                                                  6,419,349
===========================================================================

SPECIALTY CHEMICALS-0.12%

ICI Wilmington Inc., Gtd. Notes, 7.05%,
  09/15/07(c)                                      880,000          881,355
---------------------------------------------------------------------------
Valspar Corp. (The), Sr. Unsec. Unsub. Notes,
  5.63%, 05/01/12(c)                               500,000          494,530
---------------------------------------------------------------------------
  6.05%, 05/01/17(c)                               500,000          491,700
===========================================================================
                                                                  1,867,585
===========================================================================

---------------------------------------------------------------------------
                                                PRINCIPAL
                                                 AMOUNT          VALUE

THRIFTS & MORTGAGE FINANCE-0.25%

Countrywide Financial Corp. Gtd. Global
  Medium Term Notes, 5.80%, 06/07/12(c)        $ 1,740,000   $    1,735,424
---------------------------------------------------------------------------
Countrywide Home Loans, Inc.-Series E, Gtd.
  Medium Term Notes, 6.94%, 07/16/07(c)          1,580,000        1,580,600
---------------------------------------------------------------------------
PMI Group Inc. (The), Sr. Unsec. Notes,
  5.57%, 11/15/08(c)                               415,000          414,639
===========================================================================
                                                                  3,730,663
===========================================================================

TOBACCO-0.25%

Altria Group, Inc., Unsec. Notes, 7.65%,
  07/01/08(c)                                    3,646,000        3,716,441
===========================================================================

TRADING COMPANIES & DISTRIBUTORS-0.06%

Western Power Distribution Holdings Ltd.
  (United Kingdom), Unsec. Unsub. Notes,
  7.38%, 12/15/28 (Acquired 01/25/05; Cost
  $1,008,342)(c)(e)                                900,000          958,419
===========================================================================

TRUCKING-0.44%

Roadway Corp., Sr. Sec. Gtd. Global Notes,
  8.25%, 12/01/08(c)                             4,077,000        4,207,709
---------------------------------------------------------------------------
Stagecoach Transport Holdings PLC (United
  Kingdom), Unsec. Unsub. Yankee Notes,
  8.63%, 11/15/09(c)                             2,300,000        2,447,361
===========================================================================
                                                                  6,655,070
===========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.75%

Alamosa Delaware Inc., Sr. Gtd. Global Notes,
  8.50%, 01/31/12(c)                             3,550,000        3,746,102
---------------------------------------------------------------------------
Nextel Communications, Inc.-Series D, Sr.
  Gtd. Notes, 7.38%, 08/01/15(c)                   530,000          532,560
---------------------------------------------------------------------------
Sprint Capital Corp., Sr. Unsec. Gtd. Global
  Notes, 6.13%, 11/15/08(c)                      2,480,000        2,496,318
---------------------------------------------------------------------------
Sprint Nextel Corp., Deb., 9.25%, 04/15/22(c)    2,900,000        3,335,087
---------------------------------------------------------------------------
Vodafone Group PLC (United Kingdom),
  Unsec. Global Bonds,
  6.15%, 02/27/37(c)                               480,000          448,440
---------------------------------------------------------------------------
  Unsec. Global Notes,
  5.63%, 02/27/17(c)                               720,000          690,408
===========================================================================
                                                                 11,248,915
===========================================================================
    Total Bonds & Notes (Cost $387,494,153)                     379,339,277
===========================================================================

AIM Basic Balanced Fund

                                                PRINCIPAL
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------

U.S. MORTGAGE-BACKED SECURITIES-13.79%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-3.37%

Federal Home Loan Mortgage Corp.,
  Pass Through Ctfs.,
  5.50%, 05/01/13 to 02/01/37(c)               $ 2,193,220   $    2,151,320
---------------------------------------------------------------------------
  7.00%, 06/01/15 to 06/01/32(c)                 3,984,714        4,119,759
---------------------------------------------------------------------------
  6.50%, 01/01/16 to 01/01/35(c)                 2,616,251        2,651,880
---------------------------------------------------------------------------
  6.00%, 03/01/17 to 01/01/34(c)                 4,687,092        4,701,501
---------------------------------------------------------------------------
  4.50%, 10/01/18(c)                               253,090          241,315
---------------------------------------------------------------------------
  8.00%, 01/01/27(c)                               647,885          682,602
---------------------------------------------------------------------------
  7.50%, 11/01/30 to 03/01/32(c)                   344,683          359,819
---------------------------------------------------------------------------
  5.00%, 10/01/33(c)                               250,712          236,275
---------------------------------------------------------------------------
  Pass Through Ctfs., TBA,
  5.00%, 07/01/37(c)(i)                         13,082,000       12,262,334
---------------------------------------------------------------------------
  5.50%, 07/01/37(c)(i)                          5,000,000        4,822,658
---------------------------------------------------------------------------
  6.50%, 09/01/37(c)(i)                         18,183,000       18,350,629
===========================================================================
                                                                 50,580,092
===========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-9.02%

Federal National Mortgage Association,
  Pass Through Ctfs.,
  8.50%, 03/01/10 to 01/01/23(c)                   116,620          123,576
---------------------------------------------------------------------------
  6.50%, 04/01/14 to 01/01/37(c)                 2,678,833        2,735,656
---------------------------------------------------------------------------
  7.50%, 11/01/15 to 05/01/32(c)                 2,454,531        2,581,408
---------------------------------------------------------------------------
  7.00%, 12/01/15 to 09/01/32(c)                 2,536,001        2,623,650
---------------------------------------------------------------------------
  5.00%, 11/01/17 to 11/01/18(c)                 1,796,549        1,743,079
---------------------------------------------------------------------------
  5.50%, 07/01/19 to 10/01/34(c)                 9,542,790        9,295,650
---------------------------------------------------------------------------
  8.00%, 08/01/21 to 10/01/30(c)                   535,261          564,665
---------------------------------------------------------------------------
  6.00%, 03/01/22 to 03/01/37(c)                   180,139          178,192
---------------------------------------------------------------------------
  8.50%, 10/01/28(c)                             1,066,072(j)      1,141,313
---------------------------------------------------------------------------
  Pass Through Ctfs., TBA,
  5.50%, 07/01/22 to 07/01/37(c)(i)             31,614,000       30,799,599
---------------------------------------------------------------------------
  6.00%, 07/01/22 to 07/01/37(c)(i)             51,464,000       51,309,068
---------------------------------------------------------------------------
  6.50%, 07/01/37(c)(i)                         18,628,000       18,805,553
---------------------------------------------------------------------------
  7.00%, 07/01/37(c)(i)                         12,914,000       13,261,064
===========================================================================
                                                                135,162,473
===========================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-1.40%

Government National Mortgage Association
  Pass Through Ctfs.,
  6.50%, 10/15/08 to 04/15/37(c)                 4,737,420        4,822,410
---------------------------------------------------------------------------
  7.00%, 10/15/08 to 06/15/37(c)                 3,232,296        3,345,450
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                PRINCIPAL
                                                 AMOUNT          VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-(CONTINUED)

Government National Mortgage Association,
  Pass Through Ctfs.,
  6.00%, 11/15/08 to 10/15/33(c)               $ 6,429,761   $    6,419,075
---------------------------------------------------------------------------
  5.00%, 03/15/18(c)                             1,440,476        1,399,912
---------------------------------------------------------------------------
  8.00%, 08/15/22 to 01/20/31(c)                   401,094          424,576
---------------------------------------------------------------------------
  7.50%, 06/15/23 to 05/15/32(c)                   928,131          971,757
---------------------------------------------------------------------------
  8.50%, 11/15/24 to 02/15/25(c)                    99,707          107,726
---------------------------------------------------------------------------
  5.50%, 12/15/31 to 05/15/35(c)                 3,573,261        3,475,300
===========================================================================
                                                                 20,966,206
===========================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $208,312,051)                                       206,708,771
===========================================================================

ASSET-BACKED SECURITIES-3.19%

COLLATERALIZED MORTGAGE OBLIGATIONS-2.07%

Accredited Mortgage Loan Trust-Series 2003-3,
  Class A3, Floating Rate Pass Through Ctfs.,
  5.70%, 01/25/34(c)(f)                            279,871          280,175
---------------------------------------------------------------------------
Banc of America Mortgage Securities Inc.-
  Series 2003-D, Class 2AI, Floating Rate
  Pass Through Ctfs., 4.18%, 05/25/33(c)(f)      1,036,054        1,025,200
---------------------------------------------------------------------------
Capital One Multi-Asset Execution Trust-
  Series 2003-B4, Class B4, Floating Rate
  Pass Through Ctfs., 6.12%, 07/15/11(c)(f)      2,230,000        2,248,363
---------------------------------------------------------------------------
Countrywide Asset-Backed Ctfs.-Series 2004-6,
  Class 2A5, Floating Rate Pass Through
  Ctfs., 5.71%, 11/25/34(c)(f)                     434,323          436,848
---------------------------------------------------------------------------
Countrywide Home Loans-Series 2004-HYB7,
  Class 1A2, Pass Through Ctfs., 4.70%,
  11/20/34(c)(f)                                 1,064,477        1,055,518
---------------------------------------------------------------------------
Credit Suisse First Boston Mortgage
  Securities Corp.,
  -Series 2004-AR3, Class 5A1, Pass Through
  Ctfs., 4.72%, 04/25/34(c)(f)                   1,052,406        1,040,379
---------------------------------------------------------------------------
  -Series 2004-AR7, Class 2A1, Pass Through
  Ctfs., 4.65%, 11/25/34(c)(f)                   1,170,171        1,158,270
---------------------------------------------------------------------------
  -Series 2004-C4, Class A6, Pass Through
  Ctfs., 4.69%, 10/15/39(c)                      2,850,000        2,676,927
---------------------------------------------------------------------------
Federal Home Loan Bank (FHLB)- Series
  TQ-2015, Class A, Pass Through Ctfs.,
  5.07%, 10/20/15(c)                             2,339,701        2,288,017
---------------------------------------------------------------------------
GSR Mortgage Loan Trust-Series 2004-5, Class
  2A1, Pass Through Ctfs., 4.49%,
  05/25/34(c)(f)                                   659,834          648,734
---------------------------------------------------------------------------
Master Asset Securitization Trust-Series
  2003-8, Class 1A1, Pass Through Ctfs.,
  5.50%, 09/25/33(c)                             2,687,144        2,575,880
---------------------------------------------------------------------------
MLCC Mortgage Investors, Inc.-Series 2003-G,
  Class A1, Floating Rate Pass Through Ctfs.,
  5.64%, 01/25/29(c)(f)                            878,868          879,698
---------------------------------------------------------------------------
Morgan Stanley Mortgage Loan Trust- Series
  2004-6AR, Class 2A2, Pass Through Ctfs.,
  5.06%, 08/25/34(c)(f)                            833,066          830,069
---------------------------------------------------------------------------

AIM Basic Balanced Fund

                                                PRINCIPAL
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-(CONTINUED)

Nomura Asset Acceptance Corp.-Series
  2005-AR1, Class 2A1, Floating Rate Pass
  Through Ctfs., 5.60%, 02/25/35(c)(f)         $   205,353   $      205,708
---------------------------------------------------------------------------
Option One Mortgage Securities Corp. NIM
  Trust-Series 2007-4A, Floating Rate Notes,
  5.42%, 04/25/12 (Acquired 05/11/07; Cost
  $1,964,812)(e)(f)                              1,964,812        1,964,812
---------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc.-
  Series 2003-RS2, Class AII, Floating Rate
  Pass Through Ctfs., 5.66%, 03/25/33(c)(f)        220,530          220,760
---------------------------------------------------------------------------
Specialty Underwriting & Residential Finance-
  Series 2003-BC3, Class A, Floating Rate
  Pass Through Ctfs., 5.67%, 08/25/34(c)(f)          8,370            8,385
---------------------------------------------------------------------------
Structured Adjustable Rate Mortgage Loan
  Trust, -Series 2004-3AC, Class A1, Floating
  Rate Pass Through Ctfs., 4.94%,
  01/25/34(c)(f)                                 1,116,448        1,109,082
---------------------------------------------------------------------------
  -Series 2005-1, Class 1A1, Pass Through
  Ctfs., 5.12%, 02/25/35(c)(f)                     692,458          696,178
---------------------------------------------------------------------------
Structured Asset Securities Corp.,- Series
  2003-37A, Class 7A, Pass Through Ctfs.,
  7.16%, 12/25/33(c)(f)                            474,783          485,166
---------------------------------------------------------------------------
  -Series 2004-2AC, Class A1, Floating Rate
  Pass Through Ctfs., 5.03%, 02/25/34(c)(f)      2,206,281        2,190,888
---------------------------------------------------------------------------
Structured Asset Securities Corp.- Series
  2007-OSI, Floating Rate Pass Through Ctfs.,
  5.41%, 06/25/37(c)(f)                          2,711,239        2,713,135
---------------------------------------------------------------------------
US Bank N.A. Sr. Medium Term Notes, 5.92%,
  05/25/12(c)                                    3,175,000        3,190,008
---------------------------------------------------------------------------
Vanderbilt Mortgage Finance-Series 2002-B,
  Class A4, Pass Through Ctfs., 5.84%,
  02/07/26(c)                                    1,175,000        1,172,579
===========================================================================
                                                                 31,100,779
===========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.12%

Citicorp Lease Pass-Through Trust- Series
  1999-1, Class A2, Pass Through Ctfs.,
  8.04%, 12/15/19 (Acquired
  06/01/00-01/26/06; Cost $6,733,854)(c)(e)      6,085,000        6,954,529
---------------------------------------------------------------------------
LILACS Repackaging 2005-I-Series A, Sr. Sec.
  Notes, 5.14%, 01/15/64 (Acquired 07/14/05;
  Cost $4,406,005)(e)(h)                         4,406,005        4,193,371
---------------------------------------------------------------------------
Patrons' Legacy 2003-III-LILACS-III-Series A,
  Ctfs., 5.65%, 04/17/18 (Acquired 11/04/04;
  Cost $2,436,069)(e)(h)                         2,375,703        2,291,864
---------------------------------------------------------------------------
Patrons' Legacy, 2004-1-LILACS-1-Series A,
  Ctfs., 6.67%, 05/04/18 (Acquired
  04/30/04-07/14/05; Cost $3,445,376)(e)(h)      3,402,778        3,318,304
===========================================================================
                                                                 16,758,068
===========================================================================
    Total Asset-Backed Securities (Cost
      $44,271,005)                                               47,858,847
===========================================================================

---------------------------------------------------------------------------
                                                PRINCIPAL
                                                 AMOUNT          VALUE

U.S. GOVERNMENT AGENCY SECURITIES-1.06%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-0.80%

Unsec. Floating Rate Global Notes, 3.92%,
  02/17/09(c)(f)                               $ 3,860,000   $    3,768,209
---------------------------------------------------------------------------
Unsec. Notes,
  5.30%, 01/12/10(c)                             1,730,000        1,731,159
---------------------------------------------------------------------------
  6.25%, 03/29/22(c)                             6,550,000        6,449,392
===========================================================================
                                                                 11,948,760
===========================================================================

STUDENT LOAN MARKETING ASSOCIATION-0.26%

Medium Term Notes, 5.05%,11/14/14(c)             1,230,000        1,024,873
---------------------------------------------------------------------------
Series A Medium Term Notes, 3.63%,
  03/17/08(c)                                    1,380,000        1,358,665
---------------------------------------------------------------------------
Unsec. Unsub. Floating Rate Medium Term
  Notes, 5.42%, 12/15/08(c)                      1,520,000        1,493,689
===========================================================================
                                                                  3,877,227
===========================================================================
    Total U.S. Government Agency Securities
      (Cost $16,080,341)                                         15,825,987
===========================================================================

COMMERCIAL PAPER-0.78%

BROADCASTING & CABLE TV-0.34%

Cox Communications Inc., Floating Rate
  Commercial Paper, 5.62%, 08/15/07 (Acquired
  11/06/06; Cost $5,030,000)(c)(e)(f)            5,030,000        5,030,357
===========================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-0.31%

PHH Corp. Disc. Commercial Paper, 5.63%,
  07/18/07(k)                                    4,700,000        4,686,770
===========================================================================

MULTI-UTILITIES-0.13%

Puget Sound Energy, Inc. Disc. Commercial
  Paper, 5.54%, 07/10/07(k)                      2,000,000        1,996,614
===========================================================================
    Total Commercial Paper (Cost $11,714,530)                    11,713,741
===========================================================================

MUNICIPAL OBLIGATIONS-0.46%

Detroit (City of), Michigan; Series 2005 A-1,
  Taxable Capital Improvement Limited Tax GO
  (INS-Ambac Assurance Corp.),
  4.96%, 04/01/20(c)(d)                          1,550,000        1,438,199
---------------------------------------------------------------------------
  Series 2005, Taxable COP (INS-Financial
  Guaranty Insurance Co.), 4.95%,
  06/15/25(c)(d)                                 1,920,000        1,711,181
---------------------------------------------------------------------------
Indianapolis (City of), Indiana Local Public
  Improvement Bond Bank; Series 2005 A,
  Taxable RB, 5.22%, 07/15/20(c)                 1,100,000        1,045,099
---------------------------------------------------------------------------
  5.28%, 01/15/22(c)                               600,000          567,948
---------------------------------------------------------------------------
Industry (City of), California Urban
  Development Agency (Project 3); Series
  2003, Taxable Allocation RB, (INS-MBIA
  Insurance Corp.) 6.10%, 05/01/24(c)(d)         2,060,000        2,102,992
===========================================================================
    Total Municipal Obligations (Cost
      $7,277,585)                                                 6,865,419
===========================================================================

AIM Basic Balanced Fund

                                                PRINCIPAL
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------

                                                 SHARES          VALUE
---------------------------------------------------------------------------
PREFERRED STOCKS-0.38%

LIFE & HEALTH INSURANCE-0.13%

Aegon N.V., 6.38% Pfd. (Netherlands)                79,800   $    1,943,928
===========================================================================

SPECIALIZED FINANCE-0.10%

Agfirst Farm Credit Bank-Class B, Pfd., 6.59%
  (Acquired 06/05/07; Cost
  $1,485,000)(c)(e)(f)                           1,485,000        1,491,965
===========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.15%

Telephone & Data Systems, Inc.-Series A,
  7.60% Pfd.                                        93,000        2,278,500
===========================================================================
    Total Preferred Stocks (Cost $5,863,125)                      5,714,393
===========================================================================

---------------------------------------------------------------------------
                                                 SHARES          VALUE
---------------------------------------------------------------------------

MONEY MARKET FUNDS-1.51%

Liquid Assets Portfolio-Institutional
  Class(l)                                      11,337,502   $   11,337,502
---------------------------------------------------------------------------
Premier Portfolio-Institutional Class(l)        11,337,502       11,337,502
===========================================================================
    Total Money Market Funds (Cost
      $22,675,004)                                               22,675,004
===========================================================================
TOTAL INVESTMENTS-108.93% (Cost
  $1,373,744,252)                                             1,633,267,408
===========================================================================
OTHER ASSETS LESS LIABILITIES-(8.93)%                          (133,874,619)
===========================================================================
NET ASSETS-100.00%                                           $1,499,392,789
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
COP     - Certificates of Participation
Ctfs.   - Certificates
Deb.    - Debentures
Disc.   - Discounted
GO      - General Obligation Bonds
Gtd.    - Guaranteed
INS     - Insurer
LILACS  - Life Insurance and Life Annuities Based Certificates
Pfd.    - Preferred
RB      - Revenue Bonds
REGS    - Regulation S
REIT    - Real Estate Investment Trust
Sec.    - Secured.
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

* Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) Non-income producing security.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2007 was $38,765,684, which represented 2.59% of the Fund's Net Assets. See Note 1A.
(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at June 30, 2007 was $651,352,272, which represented 43.44% of the Fund's Net Assets. See
    Note 1A.
(d) Principal and/or interest payments are secured by the bond insurance company listed.
(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at June 30, 2007 was $117,914,255, which represented 7.86% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(f) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2007.
(g) Perpetual bond with no specified maturity date.
(h) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at June 30, 2007 was $11,913,155, which represented 0.79% of the Fund's Net Assets.
(i) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1I.
(j) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L and Note 8.
(k) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at the time of purchase by the Fund.
(l) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Basic Balanced Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost $1,351,069,248)   $1,610,592,404
------------------------------------------------------------
Investments in affiliated money market funds
  (Cost $22,675,004)                              22,675,004
============================================================
    Total investments (Cost $1,373,744,252)    1,633,267,408
============================================================
Foreign currencies, at value (Cost $7,484)             7,565
------------------------------------------------------------
Receivables for:
  Investments sold                                93,104,373
------------------------------------------------------------
  Variation margin                                   670,081
------------------------------------------------------------
  Fund shares sold                                 1,192,833
------------------------------------------------------------
  Dividends and Interest                           7,821,534
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               463,291
============================================================
    Total assets                               1,736,527,085
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                          219,936,053
------------------------------------------------------------
  Fund shares reacquired                          14,506,367
------------------------------------------------------------
  Amount due custodian                               488,632
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 664,928
------------------------------------------------------------
Accrued distribution fees                            602,307
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             7,431
------------------------------------------------------------
Accrued transfer agent fees                          709,222
------------------------------------------------------------
Accrued operating expenses                           219,356
============================================================
    Total liabilities                            237,134,296
============================================================
Net assets applicable to shares outstanding   $1,499,392,789
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,762,268,665
------------------------------------------------------------
Undistributed net investment income               (2,729,672)
------------------------------------------------------------
Undistributed net realized gain (loss)          (519,320,600)
------------------------------------------------------------
Unrealized appreciation                          259,174,396
============================================================
                                              $1,499,392,789
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $  764,743,719
____________________________________________________________
============================================================
Class B                                       $  303,863,178
____________________________________________________________
============================================================
Class C                                       $  152,707,802
____________________________________________________________
============================================================
Class R                                       $    7,646,167
____________________________________________________________
============================================================
Investor Class                                $  270,048,838
____________________________________________________________
============================================================
Institutional Class                           $      383,085
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           55,045,036
____________________________________________________________
============================================================
Class B                                           21,923,418
____________________________________________________________
============================================================
Class C                                           11,008,863
____________________________________________________________
============================================================
Class R                                              550,779
____________________________________________________________
============================================================
Investor Class                                    19,441,815
____________________________________________________________
============================================================
Institutional Class                                   27,610
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        13.89
------------------------------------------------------------
  Offering price per share
    (Net asset value of $13.89 divided by
    94.50%)                                   $        14.70
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        13.86
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        13.87
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        13.88
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                     $        13.89
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        13.87
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Basic Balanced Fund

STATEMENT OF OPERATIONS

For the six months ended June 30, 2007
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $15,001,872
-------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $176,288)        8,229,545
-------------------------------------------------------------------------
Dividends from affiliated money market funds                    1,052,488
=========================================================================
    Total investment income                                    24,283,905
=========================================================================

EXPENSES:

Advisory fees                                                   3,967,171
-------------------------------------------------------------------------
Administrative services fees                                      199,424
-------------------------------------------------------------------------
Custodian fees                                                     50,431
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         958,014
-------------------------------------------------------------------------
  Class B                                                       1,652,457
-------------------------------------------------------------------------
  Class C                                                         784,029
-------------------------------------------------------------------------
  Class R                                                          18,466
-------------------------------------------------------------------------
  Investor Class                                                  351,107
-------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Investor                  1,693,727
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                  135
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          31,742
-------------------------------------------------------------------------
Other                                                             278,115
=========================================================================
    Total expenses                                              9,984,818
=========================================================================
Less: Fee waived and expense offset arrangements                  (64,034)
=========================================================================
    Net expenses                                                9,920,784
=========================================================================
Net investment income                                          14,363,121
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net gains from securities
    sold to affiliates of $4,547,754)                          82,521,869
-------------------------------------------------------------------------
  Foreign currencies                                                8,538
-------------------------------------------------------------------------
  Futures contracts                                            (1,875,745)
-------------------------------------------------------------------------
  Swap Agreements                                                 (10,667)
=========================================================================
                                                               80,643,995
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (7,502,472)
-------------------------------------------------------------------------
  Foreign currencies                                                7,131
-------------------------------------------------------------------------
  Futures contracts                                               547,598
-------------------------------------------------------------------------
  Swap agreements                                                  19,925
=========================================================================
                                                               (6,927,818)
=========================================================================
Net realized and unrealized gain                               73,716,177
=========================================================================
Net increase in net assets resulting from operations          $88,079,298
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Basic Balanced Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2007 and the year ended December 31, 2006 (Unaudited)

                                                                 JUNE 30,        DECEMBER 31,
                                                                   2007              2006
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   14,363,121    $   28,303,189
-----------------------------------------------------------------------------------------------
  Net realized gain                                               80,643,995        94,967,335
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)            (6,927,818)       41,153,333
===============================================================================================
    Net increase in net assets resulting from operations          88,079,298       164,423,857
===============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (8,416,794)      (17,077,479)
-----------------------------------------------------------------------------------------------
  Class B                                                         (2,330,832)       (6,054,999)
-----------------------------------------------------------------------------------------------
  Class C                                                         (1,123,713)       (2,530,825)
-----------------------------------------------------------------------------------------------
  Class R                                                            (72,628)         (131,080)
-----------------------------------------------------------------------------------------------
  Investor Class                                                  (3,086,697)       (6,589,651)
-----------------------------------------------------------------------------------------------
  Institutional Class                                                 (4,416)           (2,846)
===============================================================================================
    Decrease in net assets resulting from distributions          (15,035,080)      (32,386,880)
===============================================================================================
Share transactions-net:
  Class A                                                        (59,634,205)      (91,768,660)
-----------------------------------------------------------------------------------------------
  Class B                                                        (70,423,188)     (190,334,691)
-----------------------------------------------------------------------------------------------
  Class C                                                        (18,353,499)      (43,939,203)
-----------------------------------------------------------------------------------------------
  Class R                                                              9,632            51,923
-----------------------------------------------------------------------------------------------
  Investor Class                                                 (31,722,880)      (79,282,144)
-----------------------------------------------------------------------------------------------
  Institutional Class                                                221,301           106,661
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (179,902,839)     (405,166,114)
===============================================================================================
    Net increase (decrease) in net assets                       (106,858,621)     (273,129,137)
===============================================================================================

NET ASSETS:

  Beginning of period                                          1,606,251,410     1,879,380,547
===============================================================================================
  End of period (including undistributed net investment
    income of $(2,729,672) and $(2,057,713), respectively)    $1,499,392,789    $1,606,251,410
_______________________________________________________________________________________________
===============================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Basic Balanced Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is long-term growth of capital and current income.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

AIM Basic Balanced Fund


       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial

AIM Basic Balanced Fund

     guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the

AIM Basic Balanced Fund

     relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

L. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M. COVERED CALL OPTIONS WRITTEN -- The Fund may write call options, including options on futures. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

       An option on a futures contract gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying futures contract on the exercise date. The value of a futures contract fluctuates with changes in the market values of the securities underlying the futures contract. In writing futures contract options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of underlying portfolio securities. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

N. PUT OPTIONS PURCHASED AND WRITTEN -- The Fund may purchase and write put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

O. SWAP AGREEMENTS -- The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

       Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

       A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive the fixed payment stream. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in

AIM Basic Balanced Fund

     addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

       Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. The Fund accrues for the fixed payments on swap agreements on a daily basis with the net amount accrued, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

P. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $150 million                                            0.65%
--------------------------------------------------------------------
Next $1.85 billion                                            0.50%
--------------------------------------------------------------------
Next $2 billion                                               0.45%
--------------------------------------------------------------------
Next $2 billion                                               0.40%
--------------------------------------------------------------------
Next $2 billion                                               0.375%
--------------------------------------------------------------------
Over $8 billion                                               0.35%
 ___________________________________________________________________
====================================================================


    Effective July 1, 2007, AIM has contractually agreed through at least June 30, 2008 to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the six months ended June 30, 2007, AIM waived advisory fees of $6,880.

    At the request of the Trustees of the Trust, INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2007, INVESCO did not reimburse any expenses.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses ADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2007, ADI advised the Fund that it

AIM Basic Balanced Fund

retained $56,853 in front-end sales commissions from the sale of Class A shares and $344, $114,264, $3,782 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

                     VALUE          PURCHASES          PROCEEDS            VALUE         DIVIDEND
FUND               12/31/06          AT COST          FROM SALES         06/30/07         INCOME
--------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $21,896,097      $189,626,385      $(200,184,980)     $11,337,502     $  527,562
--------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class            21,896,097       189,626,385       (200,184,980)      11,337,502        524,926
==================================================================================================
  Total
    Investments
    in
    Affiliates    $43,792,194      $379,252,770      $(400,369,960)     $22,675,004     $1,052,488
__________________________________________________________________________________________________
==================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2007, the Fund engaged in securities sales of $15,120,715, which resulted in net realized gains of $4,547,754, and securities purchases of $554,208.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit used to offset custodian fees. For the six months ended June 30, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $57,154.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2007, the Fund paid legal fees of $5,308 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

AIM Basic Balanced Fund


    During the six months ended June 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8--FUTURES CONTRACTS

On June 30, 2007, $1,066,072 principal amount of U.S. Mortgage-Backed obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                            OPEN FUTURES CONTRACTS AT PERIOD END
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                UNREALIZED
                                                                NUMBER OF       MONTH/           VALUE         APPRECIATION
CONTRACT                                                        CONTRACTS     COMMITMENT        06/30/07      (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                                         417       Sept-07/Long     $ 43,400,578      $  45,894
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes                                        909       Sept-07/Long       96,084,141       (613,042)
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Long Bonds                                           154       Sept-07/Long       16,593,500        178,905
============================================================================================================================
                                                                                              $156,078,219      $(388,243)
============================================================================================================================
U.S. Treasury 2 Year Notes                                          63       Sept-07/Short    $(12,838,219)     $  30,374
============================================================================================================================
  Total Futures Contracts                                                                     $143,240,000      $(357,869)
____________________________________________________________________________________________________________________________
============================================================================================================================

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of December 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2007                                               $ 20,533,696
-----------------------------------------------------------------------------
December 31, 2008                                                 35,503,936
-----------------------------------------------------------------------------
December 31, 2009                                                533,892,842
=============================================================================
Total capital loss carryforward                                 $589,930,474
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of July 18, 2005, the date of the reorganization of AIM Total Return Fund and AIM Balanced Fund into the Fund, are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

AIM Basic Balanced Fund

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2007 was $389,696,787 and $571,444,380, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $271,533,718
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (22,525,421)
==============================================================================
Net unrealized appreciation of investment securities             $249,008,297
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,384,259,111.

NOTE 11--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

    Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                    JUNE 30, 2007(A)               DECEMBER 31, 2006
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       2,367,089    $  32,133,112      5,554,775    $  69,877,462
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         630,648        8,528,373      1,642,616       20,562,209
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         443,012        6,005,192      1,035,649       12,980,241
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                          73,927        1,001,730        174,775        2,202,980
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                  832,851       11,314,901      2,076,711       26,090,526
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              21,638          293,092          8,219          104,034
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         585,444        7,957,884      1,288,017       16,206,328
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         161,111        2,184,146        452,214        5,660,842
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                          75,520        1,025,216        186,996        2,344,394
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                           5,344           72,628         10,412          131,078
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                  218,536        2,970,841        508,154        6,386,710
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 305            4,152            224            2,846
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       2,552,230       34,722,085      6,798,647       85,418,117
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (2,559,546)     (34,722,085)    (6,818,504)     (85,418,117)
==========================================================================================================================
Reacquired:
  Class A                                                      (9,892,700)    (134,447,286)   (20,956,438)    (263,270,567)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (3,424,351)     (46,413,622)   (10,471,166)    (131,139,625)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,870,814)     (25,383,907)    (4,726,936)     (59,263,838)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (78,974)      (1,064,726)      (180,764)      (2,282,135)
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                               (3,375,076)     (46,008,622)    (8,910,860)    (111,759,380)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              (5,522)         (75,943)           (17)            (219)
==========================================================================================================================
                                                              (13,239,328)   $(179,902,839)   (32,327,276)   $(405,166,114)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 8% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

AIM Basic Balanced Fund

NOTE 12--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending June 30, 2007. The adoption of these provisions has no impact on these financial statements.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       CLASS A
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,
                                                         JUNE 30,           -----------------------------------------------------
                                                           2007               2006        2005       2004       2003       2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  13.26           $  12.25    $  11.86    $ 11.50    $  9.46    $ 10.75
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.14(a)            0.24(a)     0.16       0.08       0.05       0.11(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                          0.64               1.05        0.41       0.71       2.05      (1.28)
=================================================================================================================================
    Total from investment operations                         0.78               1.29        0.57       0.79       2.10      (1.17)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                      (0.15)             (0.28)      (0.18)     (0.10)     (0.06)     (0.12)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        --                 --          --      (0.33)        --         --
=================================================================================================================================
    Total distributions                                     (0.15)             (0.28)      (0.18)     (0.43)     (0.06)     (0.12)
=================================================================================================================================
Net asset value, end of period                           $  13.89           $  13.26    $  12.25    $ 11.86    $ 11.50    $  9.46
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                              5.92%             10.67%       4.85%      6.89%     22.35%    (10.97)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $764,744           $788,003    $817,588    $68,951    $53,675    $32,414
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements             1.06%(c)           1.14%       1.14%      1.47%      1.50%      1.48%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements          1.06%(c)           1.14%       1.14%      1.49%      1.57%      1.67%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                     2.10%(c)           1.93%       1.59%      0.73%      0.46%      1.15%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                     26%                38%         90%        64%        51%        42%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $772,762,766.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Basic Balanced Fund

                                                                                       CLASS B
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,
                                                         JUNE 30,           -----------------------------------------------------
                                                           2007               2006        2005       2004       2003       2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  13.23           $  12.22    $  11.84    $ 11.49    $  9.46    $ 10.75
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                               0.09(a)            0.15(a)     0.08       0.01      (0.02)      0.05(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                          0.64               1.04        0.40       0.69       2.06      (1.29)
=================================================================================================================================
    Total from investment operations                         0.73               1.19        0.48       0.70       2.04      (1.24)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                      (0.10)             (0.18)      (0.10)     (0.02)     (0.01)     (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        --                 --          --      (0.33)        --         --
=================================================================================================================================
    Total distributions                                     (0.10)             (0.18)      (0.10)     (0.35)     (0.01)     (0.05)
=================================================================================================================================
Net asset value, end of period                           $  13.86           $  13.23    $  12.22    $ 11.84    $ 11.49    $  9.46
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                              5.53%              9.86%       4.04%      6.12%     21.64%    (11.56)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $303,863           $358,655    $517,032    $79,968    $76,304    $47,597
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements             1.81%(c)           1.89%       1.88%      2.12%      2.15%      2.13%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements          1.81%(c)           1.89%       1.88%      2.14%      2.22%      2.32%
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                                 1.35%(c)           1.18%       0.85%      0.08%     (0.19)%     0.50%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                     26%                38%         90%        64%        51%        42%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $333,230,255.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                       CLASS C
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,
                                                         JUNE 30,           -----------------------------------------------------
                                                           2007               2006        2005       2004       2003       2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  13.24           $  12.23    $  11.85    $ 11.49    $  9.46    $ 10.75
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                               0.09(a)            0.15(a)     0.08       0.01      (0.02)      0.05(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                          0.64               1.04        0.40       0.70       2.06      (1.29)
=================================================================================================================================
    Total from investment operations                         0.73               1.19        0.48       0.71       2.04      (1.24)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                      (0.10)             (0.18)      (0.10)     (0.02)     (0.01)     (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        --                 --          --      (0.33)        --         --
=================================================================================================================================
    Total distributions                                     (0.10)             (0.18)      (0.10)     (0.35)     (0.01)     (0.05)
=================================================================================================================================
Net asset value, end of period                           $  13.87           $  13.24    $  12.23    $ 11.85    $ 11.49    $  9.46
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                              5.52%              9.86%       4.04%      6.21%     21.64%    (11.57)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $152,708           $163,630    $194,027    $27,729    $24,790    $15,727
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements             1.81%(c)           1.89%       1.88%      2.12%      2.15%      2.13%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements          1.81%(c)           1.89%       1.88%      2.14%      2.22%      2.32%
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                                 1.35%(c)           1.18%       0.85%      0.08%     (0.19)%     0.50%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                     26%                38%         90%        64%        51%        42%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $158,105,322.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Basic Balanced Fund

                                                                                    CLASS R
                                                              ---------------------------------------------------
                                                                                                   APRIL 30, 2004
                                                              SIX MONTHS          YEAR ENDED        (DATE SALES
                                                                ENDED            DECEMBER 31,      COMMENCED) TO
                                                               JUNE 30,        ----------------     DECEMBER 31,
                                                                 2007           2006      2005          2004
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 13.25         $12.24    $11.87       $ 11.61
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.12(a)        0.21(a)   0.13          0.05
-----------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.64           1.05      0.40          0.60
=================================================================================================================
    Total from investment operations                              0.76           1.26      0.53          0.65
=================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.13)         (0.25)    (0.16)        (0.06)
-----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             --        --         (0.33)
=================================================================================================================
    Total distributions                                          (0.13)         (0.25)    (0.16)        (0.39)
=================================================================================================================
Net asset value, end of period                                 $ 13.88         $13.25    $12.24       $ 11.87
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                                                   5.79%         10.40%     4.47%         5.68%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $ 7,646         $7,293    $6,684       $    19
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.31%(c)       1.39%     1.38%         1.62%(d)
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.31%(c)       1.39%     1.38%         1.64%(d)
=================================================================================================================
Ratio of net investment income to average net assets              1.85%(c)       1.68%     1.35%         0.58%(d)
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate(e)                                          26%            38%       90%           64%
_________________________________________________________________________________________________________________
=================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $7,447,772.
(d)  Annualized
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                              INVESTOR CLASS
                                                              ----------------------------------------------
                                                                                               JULY 15, 2005
                                                              SIX MONTHS                        (DATE SALES
                                                                ENDED           YEAR ENDED     COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,    DECEMBER 31,
                                                                 2007              2006            2005
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  13.26          $  12.25        $  11.97
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.14(a)           0.24(a)         0.09
------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.64              1.05            0.30
============================================================================================================
    Total from investment operations                               0.78              1.29            0.39
============================================================================================================
Less dividends from net investment income                         (0.15)            (0.28)          (0.11)
============================================================================================================
Net asset value, end of period                                 $  13.89          $  13.26        $  12.25
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                    5.92%            10.67%           3.28%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $270,049          $288,522        $344,015
============================================================================================================
Ratio of expenses to average net assets                            1.06%(c)          1.14%           1.10%(d)
============================================================================================================
Ratio of net investment income to average net assets               2.10%(c)          1.93%           1.63%(d)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate(e)                                           26%               38%             90%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $283,213,157.
(d)  Annualized
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Basic Balanced Fund

                                                                              INSTITUTIONAL CLASS
                                                              ---------------------------------------------------
                                                                                                   APRIL 30, 2004
                                                              SIX MONTHS          YEAR ENDED        (DATE SALES
                                                                ENDED            DECEMBER 31,      COMMENCED) TO
                                                               JUNE 30,        ----------------     DECEMBER 31,
                                                                 2007           2006      2005          2004
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 13.25         $12.24    $11.86       $ 11.61
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.17(a)        0.30(a)   0.22          0.10
-----------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.63           1.05      0.40          0.61
=================================================================================================================
    Total from investment operations                              0.80           1.35      0.62          0.71
=================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.18)         (0.34)    (0.24)        (0.13)
-----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             --        --         (0.33)
=================================================================================================================
    Total distributions                                          (0.18)         (0.34)    (0.24)        (0.46)
=================================================================================================================
Net asset value, end of period                                 $ 13.87         $13.25    $12.24       $ 11.86
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                                                   6.07%         11.22%     5.28%         6.15%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $   383         $  149    $   34       $    11
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.69%(c)       0.68%     0.67%         0.93%(d)
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.69%(c)       0.68%     0.67%         0.95%(d)
=================================================================================================================
Ratio of net investment income to average net assets              2.47%(c)       2.39%     2.06%         1.27%(d)
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate(e)                                          26%            38%       90%           64%
_________________________________________________________________________________________________________________
=================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $259,818.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On July 6, 2007, the Securities and Exchange Commission ("SEC") published notice of two proposed distribution plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by AIM who may have been harmed by market timing and related activity. Comments on the Distribution Plans are due no later than August 6, 2007. After such comment period, the Distribution Plans will be submitted to the SEC for final approval. Distributions from the Fair Funds will begin after the SEC finally approves the Distribution Plans. The proposed Distribution Plans provide for distribution to all eligible investors, for the periods spanning January 1, 2000 through July 31, 2003 (for the IFG Fair Fund) and January 1, 2001 through September 30, 2003 (for the AIM Fair Fund), their proportionate share of the applicable Fair Fund to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the Distribution Plans have not received final approval from the SEC and distribution of the Fair Funds has not yet commenced, management of AIM and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

    At the request of the trustees of the AIM Funds, INVESCO PLC ("INVESCO") (formerly AMVESCAP PLC), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs

AIM Basic Balanced Fund
and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM BASIC BALANCED FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      You may use the information in this table,   expenses you paid for the period. You may
                                             together with the amount you invested, to    use this information to compare the
As a shareholder of the Fund, you incur      estimate the expenses that you paid over     ongoing costs of investing in the Fund and
two types of costs: (1) transaction costs,   the period. Simply divide your account       other funds. To do so, compare this 5%
which may include sales charges (loads) on   value by $1,000 (for example, an $8,600      hypothetical example with the 5%
purchase payments; contingent deferred       account value divided by $1,000 = 8.6),      hypothetical examples that appear in the
sales charges on redemptions, and            then multiply the result by the number in    shareholder reports of the other funds.
redemption fees, if any; and (2) ongoing     the table under the heading entitled
costs, including management fees;            "Actual Expenses Paid During Period" to         Please note that the expenses shown in
distribution and/or service (12b-1) fees;    estimate the expenses you paid on your       the table are meant to highlight your
and other Fund expenses. This example is     account during this period.                  ongoing costs only and do not reflect any
intended to help you understand your                                                      transaction costs, such as sales charges
ongoing costs (in dollars) of investing in   HYPOTHETICAL EXAMPLE FOR COMPARISON          (loads) on purchase payments, contingent
the Fund and to compare these costs with     PURPOSES                                     deferred sales charges on redemptions, and
ongoing costs of investing in other mutual                                                redemption fees, if any. Therefore, the
funds. The example is based on an            The table below also provides information    hypothetical information is useful in
investment of $1,000 invested at the         about hypothetical account values and        comparing ongoing costs only, and will not
beginning of the period and held for the     hypothetical expenses based on the Fund's    help you determine the relative total
entire period January 1, 2007, through       actual expense ratio and an assumed rate     costs of owning different funds. In
June 30, 2007.                               of return of 5% per year before expenses,    addition, if these transaction costs were
                                             which is not the Fund's actual return.       included, your costs would have been
ACTUAL EXPENSES                                                                           higher.
                                                The hypothetical account values and
The table below provides information about   expenses may not be used to estimate the
actual account values and actual expenses.   actual ending account balance or

====================================================================================================================================

                                                   ACTUAL                                HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING              ENDING             EXPENSES              ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING         ACCOUNT VALUE        PAID DURING          EXPENSE
 CLASS              (1/1/07)           (6/30/07)(1)         PERIOD(2)            (6/30/07)           PERIOD(2)            RATIO

   A               $1,000.00            $1,059.20             $5.41              $1,019.54             $5.31              1.06%
   B                1,000.00             1,055.30              9.22               1,015.82              9.05              1.81
   C                1,000.00             1,055.20              9.22               1,015.82              9.05              1.81
   R                1,000.00             1,057.90              6.68               1,018.30              6.56              1.31
Investor            1,000.00             1,059.20              5.41               1,019.54              5.31              1.06

(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2007, through June
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM BASIC BALANCED FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     mendations and makes its own                 A.  NATURE, EXTENT AND QUALITY OF SERVICES
Funds Group is required under the            recommendations regarding the performance,       PROVIDED BY AIM
Investment Company Act of 1940 to approve    fees and expenses of the AIM Funds to the
annually the renewal of the AIM Basic        full Board. Moreover, the Investments        The Board reviewed the advisory services
Balanced Fund (the Fund) investment          Committee considers each Sub-Committee's     provided to the Fund by AIM under the
advisory agreement with A I M Advisors,      recommendations in making its annual         Fund's advisory agreement, the performance
Inc. (AIM). During contract renewal          recommendation to the Board whether to       of AIM in providing these services, and
meetings held on June 25-27, 2007, the       approve the continuance of each AIM Fund's   the credentials and experience of the
Board as a whole and the disinterested or    investment advisory agreement and            officers and employees of AIM who provide
"independent" Trustees, voting separately,   sub-advisory agreement, if applicable        these services. The Board's review of the
approved the continuance of the Fund's       (advisory agreements), for another year.     qualifications of AIM to provide these
investment advisory agreement for another                                                 services included the Board's
year, effective July 1, 2007. In doing so,      The independent Trustees, as mentioned    consideration of AIM's portfolio and
the Board determined that the Fund's         above, are assisted in their annual          product review process, various back
advisory agreement is in the best            evaluation of the advisory agreements by     office support functions provided by AIM,
interests of the Fund and its shareholders   the independent Senior Officer. One          and AIM's equity and fixed income trading
and that the compensation to AIM under the   responsibility of the Senior Officer is to   operations. The Board concluded that the
Fund's advisory agreement is fair and        manage the process by which the AIM Funds'   nature, extent and quality of the advisory
reasonable.                                  proposed management fees are negotiated      services provided to the Fund by AIM were
                                             during the annual contract renewal process   appropriate and that AIM currently is
   The independent Trustees met separately   to ensure that they are negotiated in a      providing satisfactory advisory services
during their evaluation of the Fund's        manner which is at arms' length and          in accordance with the terms of the Fund's
investment advisory agreement with           reasonable. Accordingly, the Senior          advisory agreement. In addition, based on
independent legal counsel from whom they     Officer must either supervise a              their ongoing meetings throughout the year
received independent legal advice, and the   competitive bidding process or prepare an    with the Fund's portfolio managers, the
independent Trustees also received           independent written evaluation. The Senior   Board concluded that these individuals are
assistance during their deliberations from   Officer has recommended that an              competent and able to continue to carry
the independent Senior Officer, a            independent written evaluation be provided   out their responsibilities under the
full-time officer of the AIM Funds who       and, upon the direction of the Board, has    Fund's advisory agreement.
reports directly to the independent          prepared an independent written
Trustees. The following discussion more      evaluation.                                     In determining whether to continue the
fully describes the process employed by                                                   Fund's advisory agreement, the Board
the Board to evaluate the performance of        During the annual contract renewal        considered the prior relationship between
the AIM Funds (including the Fund)           process, the Board considered the factors    AIM and the Fund, as well as the Board's
throughout the year and, more                discussed below under the heading "Factors   knowledge of AIM's operations, and
specifically, during the annual contract     and Conclusions and Summary of Independent   concluded that it was beneficial to
renewal meetings.                            Written Fee Evaluation" in evaluating the    maintain the current relationship, in
                                             fairness and reasonableness of the Fund's    part, because of such knowledge. The Board
THE BOARD'S FUND EVALUATION PROCESS          advisory agreement at the contract renewal   also considered the steps that AIM and its
                                             meetings and at their meetings throughout    affiliates have taken over the last
The Board's Investments Committee has        the year as part of their ongoing            several years to improve the quality and
established three Sub-Committees which are   oversight of the Fund. The Fund's advisory   efficiency of the services they provide to
responsible for overseeing the management    agreement was considered separately,         the Funds in the areas of investment
of a number of the series portfolios of      although the Board also considered the       performance, product line diversification,
the AIM Funds. This Sub-Committee            common interests of all of the AIM Funds     distribution, fund operations, shareholder
structure permits the Trustees to focus on   in their deliberations. The Board            services and compliance. The Board
the performance of the AIM Funds that have   comprehensively considered all of the        concluded that the quality and efficiency
been assigned to them. The Sub-Committees    information provided to them and did not     of the services AIM and its affiliates
meet throughout the year to review the       identify any particular factor that was      provide to the AIM Funds in each of these
performance of their assigned funds, and     controlling. Furthermore, each Trustee may   areas have generally improved, and support
the Sub-Committees review monthly and        have evaluated the information provided      the Board's approval of the continuance of
quarterly comparative performance            differently from one another and             the Fund's advisory agreement.
information and periodic asset flow data     attributed different weight to the various
for their assigned funds. These materials    factors. The Trustees recognized that the    B. FUND PERFORMANCE
are prepared under the direction and         advisory arrangements and resulting
supervision of the independent Senior        advisory fees for the Fund and the other     The Board compared the Fund's performance
Officer. Over the course of each year, the   AIM Funds are the result of years of         during the past one, three and five
Sub-Committees meet with portfolio           review and negotiation between the           calendar years to the performance of funds
managers for their assigned funds and        Trustees and AIM, that the Trustees may      in the Fund's Lipper peer group that are
other members of management and review       focus to a greater extent on certain         not managed by AIM, and against the
with these individuals the performance,      aspects of these arrangements in some        performance of all funds in the Lipper
investment objective(s), policies,           years than others, and that the Trustees'    Mixed-Asset Target Allocation Moderate
strategies and limitations of these funds.   deliberations and conclusions in a           Funds Index. The Board also reviewed the
                                             particular year may be based in part on      methodology used by Lipper to identify the
   In addition to their meetings             their deliberations and conclusions of       Fund's peers. The Board noted that the
throughout the year, the Sub-Committees      these same arrangements throughout the       Fund's performance was comparable to the
meet at designated contract renewal          year and in prior years.                     median performance of its peers for the
meetings each year to conduct an in-depth                                                 one year period, and below such
review of the performance, fees and          FACTORS AND CONCLUSIONS AND SUMMARY OF       performance for the three and five year
expenses of their assigned funds. During     INDEPENDENT WRITTEN FEE EVALUATION           periods. The Board noted that the Fund's
the contract renewal process, the Trustees                                                performance was below the performance of
receive comparative performance and fee      The discussion below serves as a             the Index for the one and three year
data regarding all the AIM Funds prepared    summary of the Senior Officer's              periods, and comparable to such Index for
by an independent company, Lipper, Inc.,     independent written evaluation, as well as   the five year period. The Board also
under the direction and supervision of the   a discussion of the material factors and     considered the steps AIM has taken over
independent Senior Officer who also          related conclusions that formed the basis    the last several years to improve the
prepares a separate analysis of this         for the Board's approval of the Fund's       quality and efficiency of the services
information for the Trustees. Each           advisory agreement. Unless otherwise         that AIM provides to the AIM Funds. The
Sub-Committee then makes recommendations     stated, information set forth below is as    Board concluded that AIM continues to be
to the Investments Committee regarding the   of June 27, 2007 and does not reflect any    responsive to the Board's focus on fund
performance, fees and expenses of their      changes that may have occurred since that    performance. Although the independent
assigned funds. The Investments Committee    date, including but not limited to changes   written evaluation of the Fund's Senior
considers each Sub-Committee's recom-        to the Fund's performance, advisory fees,    Officer (discussed below) only considered
                                             expense limitations and/or fee waivers.      Fund performance through

                                                                                                                         (continued)

AIM BASIC BALANCED FUND

the most recent calendar year, the Board     breakpoints. The Board also noted that       ates were providing these services in a
also reviewed more recent Fund performance   AIM's contractual advisory fee waiver        satisfactory manner and in accordance with
and this review did not change their         discussed above includes breakpoints based   the terms of their contracts, and were
conclusions.                                 on net asset levels. Based on this           qualified to continue to provide these
                                             information, the Board concluded that the    services to the Fund.
C.  ADVISORY FEES AND FEE WAIVERS            Fund's advisory fees appropriately reflect
                                             economies of scale at current asset             The Board considered the benefits
The Board compared the Fund's contractual    levels. The Board also noted that the Fund   realized by AIM as a result of portfolio
advisory fee rate to the contractual         shares directly in economies of scale        brokerage transactions executed through
advisory fee rates of funds in the Fund's    through lower fees charged by third party    "soft dollar" arrangements. Under these
Lipper peer group that are not managed by    service providers based on the combined      arrangements, portfolio brokerage
AIM, at a common asset level and as of the   size of all of the AIM Funds and             commissions paid by the Fund and/or other
end of the past calendar year. The Board     affiliates.                                  funds advised by AIM are used to pay for
noted that the Fund's advisory fee rate                                                   research and execution services. The Board
was comparable to the median advisory fee    E.  PROFITABILITY AND FINANCIAL RESOURCES    noted that soft dollar arrangements shift
rate of its peers. The Board also reviewed       OF AIM                                   the payment obligation for the research
the methodology used by Lipper and noted                                                  and executions services from AIM to the
that the contractual fee rates shown by      The Board reviewed information from AIM      funds and therefore may reduce AIM's
Lipper include any applicable long-term      concerning the costs of the advisory and     expenses. The Board also noted that
contractual fee waivers. The Board also      other services that AIM and its affiliates   research obtained through soft dollar
compared the Fund's contractual advisory     provide to the Fund and the profitability    arrangements may be used by AIM in making
fee rate to the contractual advisory fee     of AIM and its affiliates in providing       investment decisions for the Fund and may
rates of other clients of AIM and its        these services. The Board also reviewed      therefore benefit Fund shareholders. The
affiliates with investment strategies        information concerning the financial         Board concluded that AIM's soft dollar
comparable to those of the Fund, including   condition of AIM and its affiliates. The     arrangements were appropriate. The Board
one mutual fund advised by AIM, two          Board also reviewed with AIM the             also concluded that, based on their review
Canadian funds advised by an AIM affiliate   methodology used to prepare the              and representations made by AIM, these
and sub-advised by AIM, and one offshore     profitability information. The Board         arrangements were consistent with
fund advised and sub-advised by AIM          considered the overall profitability of      regulatory requirements.
affiliates. The Board noted that the         AIM, as well as the profitability of AIM
Fund's rate was: (i) below the rate for      in connection with managing the Fund. The       The Board considered the fact that the
the mutual fund; (ii) above the              Board noted that AIM continues to operate    Fund's uninvested cash and cash collateral
sub-advisory fee rates for the two           at a net profit, although increased          from any securities lending arrangements
Canadian funds, although the advisory fee    expenses in recent years have reduced the    may be invested in money market funds
rates for such Canadian funds were above     profitability of AIM and its affiliates.     advised by AIM pursuant to procedures
the Fund's; and (iii) below the advisory     The Board concluded that the Fund's          approved by the Board. The Board noted
fee rate for the offshore fund.              advisory fees were fair and reasonable,      that AIM will receive advisory fees from
                                             and that the level of profits realized by    these affiliated money market funds
   The Board noted that AIM has              AIM and its affiliates from providing        attributable to such investments, although
contractually agreed to waive advisory       services to the Fund was not excessive in    AIM has contractually agreed to waive the
fees of the Fund through December 31, 2012   light of the nature, quality and extent of   advisory fees payable by the Fund with
and that this fee waiver includes            the services provided. The Board             respect to its investment of uninvested
breakpoints based on net asset levels. The   considered whether AIM is financially        cash in these affiliated money market
Board considered the contractual nature of   sound and has the resources necessary to     funds through at least June 30, 2008. The
this fee waiver and noted that it remains    perform its obligations under the Fund's     Board considered the contractual nature of
in effect until December 31, 2012. The       advisory agreement, and concluded that AIM   this fee waiver and noted that it remains
Board noted that, according to information   has the financial resources necessary to     in effect until at least June 30, 2008.
provided by AIM, this fee waiver reduces     fulfill these obligations.                   The Board concluded that the Fund's
the Fund's effective advisory fees to a                                                   investment of uninvested cash and cash
level generally in line with the median      F.  INDEPENDENT WRITTEN EVALUATION OF THE    collateral from any securities lending
effective advisory fees for the Fund's           FUND'S SENIOR OFFICER                    arrangements in the affiliated money
peers, as determined by AIM. The Board                                                    market funds is in the best interests of
reviewed the Fund's effective advisory fee   The Board noted that, upon their             the Fund and its shareholders.
rate, after taking account of this fee       direction, the Senior Officer of the Fund,
waiver, and considered the effect this fee   who is independent of AIM and AIM's
waiver would have on the Fund's estimated    affiliates, had prepared an independent
total expenses. The Board concluded that     written evaluation to assist the Board in
the levels of fee waivers/expense            determining the reasonableness of the
limitations for the Fund were fair and       proposed management fees of the AIM Funds,
reasonable.                                  including the Fund. The Board noted that
                                             they had relied upon the Senior Officer's
   After taking account of the Fund's        written evaluation instead of a
contractual advisory fee rate, as well as    competitive bidding process. In
the comparative advisory fee information     determining whether to continue the Fund's
and the fee waiver discussed above, the      advisory agreement, the Board considered
Board concluded that the Fund's advisory     the Senior Officer's written evaluation.
fees were fair and reasonable.
                                             G.  COLLATERAL BENEFITS TO AIM AND ITS
D.  ECONOMIES OF SCALE AND BREAKPOINTS           AFFILIATES

The Board considered the extent to which     The Board considered various other
there are economies of scale in AIM's        benefits received by AIM and its
provision of advisory services to the        affiliates resulting from AIM's
Fund. The Board also considered whether      relationship with the Fund, including the
the Fund benefits from such economies of     fees received by AIM and its affiliates
scale through contractual breakpoints in     for their provision of administrative,
the Fund's advisory fee schedule or          transfer agency and distribution services
through advisory fee waivers or expense      to the Fund. The Board considered the
limitations. The Board noted that the        performance of AIM and its affiliates in
Fund's contractual advisory fee schedule     providing these services and the
includes five breakpoints and that the       organizational structure employed by AIM
level of the Fund's advisory fees, as a      and its affiliates to provide these
percentage of the Fund's net assets, has     services. The Board also considered that
decreased as net assets increased because    these services are provided to the Fund
of the                                       pursuant to written contracts which are
                                             reviewed and approved on an annual basis
                                             by the Board. The Board concluded that AIM
                                             and its affili-

Supplement to Semiannual Report dated 6/30/07

AIM BASIC BALANCED FUND

INSTITUTIONAL CLASS SHARES                   ==========================================      PLEASE NOTE THAT PAST PERFORMANCE IS
                                             AVERAGE ANNUAL TOTAL RETURNS                 NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been                                                        RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class      For periods ended 6/30/07                    THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview                                                  REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings. Institutional    Inception                            8.13%   INVESTMENT RETURN AND PRINCIPAL VALUE WILL
Class shares are offered exclusively to      5 Year                               8.86    FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
institutional investors, including defined   1 Year                              16.42    MAY BE WORTH MORE OR LESS THAN THEIR
contribution plans that meet certain         6 Months*                            6.15    ORIGINAL COST. SEE FULL REPORT FOR
criteria.                                                                                 INFORMATION ON COMPARATIVE BENCHMARKS.
                                             * Cumulative total return that has not       PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                               been annualized                            MORE INFORMATION. FOR THE MOST CURRENT
                                             ==========================================   MONTH-END PERFORMANCE, PLEASE CALL
                                                                                          800-451-4246 OR VISIT AIMINVESTMENTS.COM.

                                             INSTITUTIONAL CLASS SHARES' INCEPTION DATE
                                             IS APRIL 30, 2004. RETURNS SINCE THAT DATE
                                             ARE HISTORICAL RETURNS. ALL OTHER RETURNS
                                             ARE BLENDED RETURNS OF HISTORICAL
                                             INSTITUTIONAL CLASS SHARE PERFORMANCE AND
                                             RESTATED CLASS A SHARE PERFORMANCE (FOR
                                             PERIODS PRIOR TO THE INCEPTION DATE OF
                                             INSTITUTIONAL CLASS SHARES) AT NET ASSET
                                             VALUE (NAV) AND REFLECT THE HIGHER RULE
                                             12B-1 FEES APPLICABLE TO CLASS A SHARES.
                                             CLASS A SHARES' INCEPTION DATE IS
                                             SEPTEMBER 28, 2001.

                                                INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE IS AT
                                             NAV. PERFORMANCE OF INSTITUTIONAL CLASS
                                             SHARES WILL DIFFER FROM PERFORMANCE OF
==========================================   OTHER SHARE CLASSES PRIMARILY DUE TO
NASDAQ SYMBOL                        BBLIX   DIFFERING SALES CHARGES AND CLASS
==========================================   EXPENSES.

Over for information on your Fund's expenses.

=======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=======================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                             [AIM INVESTMENTS LOGO]
AIMinvestments.com               BBA-INS-2              A I M Distributors, Inc.                            --REGISTERED TRADEMARK--

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      mate the expenses that you paid over the        The hypothetical account values and
                                             period. Simply divide your account value     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      by $1,000 (for example, an $8,600 account    actual ending account balance or expenses
ongoing costs, including management fees     value divided by $1,000 = 8.6), then         you paid for the period. You may use this
and other Fund expenses. This example is     multiply the result by the number in the     information to compare the ongoing costs
intended to help you understand your         table under the heading entitled "Actual     of investing in the Fund and other funds.
ongoing costs (in dollars) of investing in   Expenses Paid During Period" to estimate     To do so, compare this 5% hypothetical
the Fund and to compare these costs with     the expenses you paid on your account        example with the 5% hypothetical examples
ongoing costs of investing in other mutual   during this period.                          that appear in the shareholder reports of
funds. The example is based on an                                                         the other funds.
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON
beginning of the period and held for the     PURPOSES                                        Please note that the expenses shown in
entire period January 1, 2007, through                                                    the table are meant to highlight your
June 30, 2007.                               The table below also provides information    ongoing costs only. Therefore, the
                                             about hypothetical account values and        hypothetical information is useful in
ACTUAL EXPENSES                              hypothetical expenses based on the Fund's    comparing ongoing costs only, and will not
                                             actual expense ratio and an assumed rate     help you determine the relative total
The table below provides information about   of return of 5% per year before expenses,    costs of owning different funds.
actual account values and actual expenses.   which is not the Fund's actual return.
You may use the information in this table,
together with the amount you invested, to
esti-

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
SHARE            ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS               (1/1/07)             (6/30/07)(1)           PERIOD(2)      (6/30/07)           PERIOD(2)           RATIO

Institutional      $1,000.00              $1,061.50               $3.53        $1,021.37             $3.46             0.69%

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2007, through June 30,
    2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIMinvestments.com               BBA-INS-2              A I M Distributors, Inc.

                            [EDELIVERY GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY                                            FUND HOLDINGS AND PROXY VOTING INFORMATION

eDelivery is the process of receiving your fund and account       The Fund provides a complete list of its holdings four times in
information via e-mail. Once your quarterly statements, tax       each fiscal year, at the quarter-ends. For the second and fourth
forms, fund reports, and prospectuses are available, we will      quarters, the lists appear in the Fund's semiannual and annual
send you an e-mail notification containing links to these         reports to shareholders. For the first and third quarters, the
documents. For security purposes, you will need to log in to      Fund files the lists with the Securities and Exchange Commission
your account to view your statements and tax forms.               (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. From our home page, click on
WHY SIGN UP?                                                      Products & Performance, then Mutual Funds, then Fund Overview.
                                                                  Select your Fund from the drop-down menu and click on Complete
Register for eDelivery to:                                        Quarterly Holdings. Shareholders can also look up the Fund's Forms
                                                                  N-Q on the SEC Web site at sec.gov. Copies of the Fund's Forms N-Q
o  save your Fund the cost of printing and postage.               may be reviewed and copied at the SEC Public Reference Room in
                                                                  Washington, D.C. You can obtain information on the operation of
o  reduce the amount of paper you receive.                        the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by
o  gain access to your documents faster by not waiting for the    electronic request at the following e-mail address:
   mail.                                                          publicinfo@sec.gov. The SEC file numbers for the Fund are
                                                                  811-01540 and 002-27334.
o  view your documents online anytime at your convenience.
                                                                  A description of the policies and procedures that the Fund uses to
o  save the documents to your personal computer or print them     determine how to vote proxies relating to portfolio securities is
   out for your records.                                          available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site,
HOW DO I SIGN UP?                                                 AIMinvestments.com. On the home page, scroll down and click on AIM
                                                                  Funds Proxy Policy. The information is also available on the SEC
It's easy. Just follow these simple steps:                        Web site, sec.gov.

1. Log in to your account.                                        Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is
2. Click on the "Service Center" tab.                             available at our Web site. Go to AIMinvestments.com, access the
                                                                  About Us tab, click on Required Notices and then click on Proxy
3. Select "Register for eDelivery" and complete the consent       Voting Activity. Next, select the Fund from the drop-down menu.
   process.                                                       The information is also available on the SEC Web site, sec.gov.

This AIM service is provided by AIM Investment Services, Inc.

                                                                  BBA-SAR-1     A I M Distributors, Inc.     [AIM INVESTMENTS LOGO]
                                                                                                            --REGISTERED TRADEMARK--

                                                 AIM EUROPEAN SMALL COMPANY FUND
                               Semiannual Report to Shareholders o June 30, 2007

INTERNATIONAL/GLOBAL EQUITY

International/Global Growth

Table of Contents

Letter to Shareholders ...................    2
Fund Performance .........................    3
Schedule of Investments ..................    4
Financial Statements .....................    7
Notes to Financial Statements ............   10
Financial Highlights .....................   16
Fund Expenses ............................   19
Approval of Advisory Agreement ...........   20

                             For the most current month-end Fund performance and commentary, please visit AIMinvestments.com.

                             Unless otherwise noted, all data in this report are from A I M Management Group Inc.

                             If used after October 20, 2007, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end.

                             THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A
                             CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS
                             MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
                             AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY
                             BEFORE INVESTING.
 [AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--     NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

AIM EUROPEAN SMALL COMPANY FUND

                                             Dear Fellow Shareholders:

                                             In overseeing the management of the AIM family of funds on your behalf, your Board of
   [CROCKETT                                 Trustees of the AIM Funds continues to focus on improved investment performance,
     PHOTO]                                  reduced shareholder costs, and high ethical standards. Since my last letter, your Board has welcomed two new members: Marty Flanagan, President and CEO of INVESCO, AIM's parent company, and Phil Taylor, who was named CEO of AIM Investments
Bruce L. Crockett                            --REGISTERED TRADEMARK-- in April 2006. Robert Graham, who has given more than 30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as Vice Chairman of the Board. We thank Bob for his many contributions and wish him a long and happy future.

                                                Our review of fund performance has shown healthy progress, but the process is necessarily one of continuous improvement. In general, as of June 30, 2007, we have seen persistent investment discipline and more consistently good results. While this statement may not apply to every AIM Fund all the time, as I write this letter, the overall trend in fund management and performance has been positive.

                                                The investment management talent at AIM has recently been enhanced by the promotion of Karen Dunn Kelley to Head of INVESCO's Worldwide Fixed Income as well as Director of
                                             AIM Global and Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under Karen's direction, AIM's cash management organization grew to one of the world's largest and most respected, with top-tier performance. The operations now combined under her charge represent more than $150 billion in assets, 120 investment professionals, and products that span the entire yield curve.

                                                In other news, your Board took a more active role in preparing for "proxy season,"
                                             the period when fund managers must vote the shares held by their funds "for" or
                                             "against" various proposals on the ballots of the issuing companies. Beginning in the
                                             2007 proxy season, AIM implemented new proxy voting policies, developed by management in conjunction with an ad hoc Board committee, which provided a solid framework for properly evaluating and executing the many decisions the AIM Funds are required to make to vote shares.

                                                In general, the AIM Funds voted for proposals that would allow shareholders a greater role in election of directors, proxy access and "say for pay." The AIM Funds voted against directors who AIM believed failed to govern well in cases of corporate mismanagement, such as the backdating of options grants, and against "poison pill" and
                                             "take under" proposals that would favor the financial interests of managers at the expense of investors in the case of a merger or acquisition. You can view the proxy votes cast for your fund by going to AIMinvestments.com. Click the "About Us" tab, then go to "Required Notices" and "Proxy Voting Activity."

                                                Additionally, your Board raised the amount its members are recommended to invest in the AIM Funds within three years of joining the Board, with the goal of aligning our interests even more closely with yours.

                                                Furthermore, at our June meeting we renewed the investment advisory contracts between the AIM Funds and AIM for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the "Products and Performance" tab and go to
                                             "Investment Advisory Agreement Renewals."

                                                Your Board's ability to best represent your interests depends on our knowledge of your opinions and concerns. Please send me an email (bruce@brucecrockett.com) with your thoughts on the following:

                                                1) How important is it to you to hear about your Board's decisions and activities in these letters?

                                                2) What other information (on overall performance, specific funds, managers, etc.)
                                                   would make the letters more meaningful to you?

                                                3) Would you prefer that communication from your Board continue to be delivered in paper form by regular mail or be sent electronically by email?

                                                If you would prefer to communicate through a quick online survey, please go to
                                             AIMinvestments.com and provide your responses there.

                                                We need to hear from you to do our best job, and I look forward to your responses.

                                             Sincerely,


                                             /s/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board of Directors

                                             August 10, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by AIM
                                             Investments and the PowerShares Exchange-Traded Fund Trust.

AIM EUROPEAN SMALL COMPANY FUND

FUND PERFORMANCE
=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 12/31/06-6/30/07, excluding applicable sales charges. If sales charges were included, returns would be lower.

Class A Shares                                                                   19.12%
Class B Shares                                                                   18.71
Class C Shares                                                                   18.66
MSCI EAFE Index(1) (Broad Market Index)                                          10.74
MSCI Europe Small Cap Index(1) (Style-Specific Index)                            13.46
Lipper European Funds Index(1) (Peer Group Index)                                14.25

SOURCE: (1)LIPPER INC.

The unmanaged MSCI Europe, Australasia and the Far East Index (the MSCI EAFE
--REGISTERED TRADEMARK-- Index) is a group of foreign securities tracked by Morgan Stanley Capital International.

   The unmanaged MSCI EUROPE SMALL CAP INDEX is a group of European small-cap securities tracked by Morgan Stanley Capital International.

   The unmanaged LIPPER EUROPEAN FUNDS INDEX represents an average of the performance of the largest European equity funds tracked by Lipper Inc., an independent mutual fund performance monitor.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.
=======================================================================================

==========================================      THE TOTAL ANNUAL FUND OPERATING EXPENSE
FUND PERFORMANCE                             RATIO SET FORTH IN THE MOST RECENT FUND
                                             PROSPECTUS AS OF THE DATE OF THIS REPORT
As of 6/30/07, including applicable sales    FOR CLASS A, CLASS B AND CLASS C SHARES
charges                                      WAS 1.55%, 2.30% AND 2.30%, RESPECTIVELY.
                                             THE EXPENSE RATIOS PRESENTED ABOVE MAY
CLASS A SHARES                               VARY FROM THE EXPENSE RATIOS PRESENTED IN
Inception (8/31/00)                 22.37%   OTHER SECTIONS OF THIS REPORT THAT ARE
   5 Years                          36.56    BASED ON EXPENSES INCURRED DURING THE
   1 Year                           33.47    PERIOD COVERED BY THIS REPORT.

CLASS B SHARES                                  CLASS A SHARE PERFORMANCE REFLECTS THE
Inception (8/31/00)                 22.54%   MAXIMUM 5.50% SALES CHARGE, AND CLASS B
   5 Years                          37.00    AND CLASS C SHARE PERFORMANCE REFLECTS THE
   1 Year                           35.24    APPLICABLE CONTINGENT DEFERRED SALES
                                             CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
CLASS C SHARES                               CDSC ON CLASS B SHARES DECLINES FROM 5%
Inception (8/31/00)                 22.53%   BEGINNING AT THE TIME OF PURCHASE TO 0% AT
   5 Years                          37.11    THE BEGINNING OF THE SEVENTH YEAR. THE
   1 Year                           39.18    CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
==========================================   YEAR AFTER PURCHASE.

THE PERFORMANCE DATA QUOTED REPRESENT PAST      THE PERFORMANCE OF THE FUND'S SHARE
PERFORMANCE AND CANNOT GUARANTEE             CLASSES WILL DIFFER PRIMARILY DUE TO
COMPARABLE FUTURE RESULTS; CURRENT           DIFFERENT SALES CHARGE STRUCTURES AND
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   CLASS EXPENSES.
VISIT AIMINVESTMENTS.COM FOR THE MOST
RECENT MONTH-END PERFORMANCE. PERFORMANCE       HAD THE ADVISOR NOT WAIVED FEES AND/OR
FIGURES REFLECT REINVESTED DISTRIBUTIONS,    REIMBURSED EXPENSES IN THE PAST,
CHANGES IN NET ASSET VALUE AND THE EFFECT    PERFORMANCE WOULD HAVE BEEN LOWER.
OF THE MAXIMUM SALES CHARGE UNLESS
OTHERWISE STATED. PERFORMANCE FIGURES DO        A REDEMPTION FEE OF 2% WILL BE IMPOSED
NOT REFLECT DEDUCTION OF TAXES A             ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
SHAREHOLDER WOULD PAY ON FUND                THE FUND WITHIN 30 DAYS OF PURCHASE.
DISTRIBUTIONS OR SALE OF FUND SHARES.        EXCEPTIONS TO THE REDEMPTION FEE ARE
INVESTMENT RETURN AND PRINCIPAL VALUE WILL   LISTED IN THE FUND'S PROSPECTUS.
FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR
LOSS WHEN YOU SELL SHARES.

AIM European Small Company Fund

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2007


---------------------------------------------------------
Industrials                                       40.9%
---------------------------------------------------------
Consumer Discretionary                            20.5
---------------------------------------------------------
Materials                                          7.1
---------------------------------------------------------
Energy                                             6.2
---------------------------------------------------------
Financials                                         5.9
---------------------------------------------------------
Information Technology                             5.9
---------------------------------------------------------
Consumer Staples                                   3.8
---------------------------------------------------------
Health Care                                        1.2
---------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                      8.5
_________________________________________________________
=========================================================

SCHEDULE OF INVESTMENTS*

June 30, 2007
(Unaudited)


                                                 SHARES        VALUE
------------------------------------------------------------------------
FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-88.88%

AUSTRIA-3.23%

A-TEC Industries A.G. (Construction &
  Engineering)(a)(b)                               37,000   $  9,521,518
------------------------------------------------------------------------
Andritz A.G. (Industrial Machinery)(a)            147,040      9,696,896
========================================================================
                                                              19,218,414
========================================================================

BELGIUM-1.60%

EVS Broadcast Equipment S.A. (Communications
  Equipment)(a)(b)                                115,500      9,496,561
========================================================================

BRAZIL-0.84%

Ocean Wilson Holdings Ltd. (Marine)(a)            280,000      4,992,367
========================================================================

DENMARK-0.96%

TK Development A/S (Real Estate Management &
  Development)(a)(c)                              249,500      5,737,700
========================================================================

FINLAND-1.41%

Nokian Renkaat Oyj (Tires & Rubber)(a)            239,600      8,383,412
========================================================================

FRANCE-1.45%

April Group (Insurance Brokers)(a)                 82,700      4,356,416
------------------------------------------------------------------------
Sword Group (Systems Software)(a)                  78,300      4,271,408
========================================================================
                                                               8,627,824
========================================================================

GERMANY-4.56%

D+S europe A.G. (Diversified Commercial &
  Professional Services)(a)(c)                    491,336      6,900,938
------------------------------------------------------------------------
Elexis A.G. (Industrial Machinery)(a)             190,500      6,520,661
------------------------------------------------------------------------
ElringKlinger A.G. (Auto Parts &
  Equipment)(a)                                   106,900      9,752,652
------------------------------------------------------------------------
Takkt A.G. (Catalog Retail)(a)                    221,800      3,949,791
========================================================================
                                                              27,124,042
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------


GREECE-8.71%

Attica Holdings S.A. (Marine)                     497,700   $  3,745,283
------------------------------------------------------------------------
Blue Star Maritime S.A. (Marine)                  541,600      3,078,720
------------------------------------------------------------------------
Intralot S.A. (Casinos & Gaming)                  370,846     11,955,770
------------------------------------------------------------------------
Jumbo S.A. (Leisure Products)                     549,900     19,097,767
------------------------------------------------------------------------
Mytilineos Holdings S.A. (Diversified Metals
  & Mining)                                       136,000      6,843,693
------------------------------------------------------------------------
Titan Cement Co. (Construction Materials)         122,271      7,082,873
========================================================================
                                                              51,804,106
========================================================================

HUNGARY-0.69%

Richter Gedeon Nyrt. (Pharmaceuticals)(a)          20,424      4,088,186
========================================================================

IRELAND-2.17%

CPL Resources PLC (Human Resource &
  Employment Services)(a)                         540,000      5,243,307
------------------------------------------------------------------------
Paddy Power PLC (Casinos & Gaming)                245,700      7,671,759
========================================================================
                                                              12,915,066
========================================================================

ISRAEL-0.72%

Advanced Vision Technology Ltd. (Electronic
  Equipment Manufacturers)(a)(c)                  249,256      4,309,299
========================================================================

ITALY-6.75%

Antichi Pellettieri S.p.A. (Apparel,
  Accessories & Luxury Goods)(a)                  324,828      4,706,968
------------------------------------------------------------------------
Biesse S.p.A. (Industrial Machinery)(a)           548,200     18,062,439
------------------------------------------------------------------------
Cementir S.p.A. Cementerie del Tirreno
  (Construction Materials)(a)                     890,900     12,618,347
------------------------------------------------------------------------
Prima Industrie S.p.A. (Industrial
  Machinery)(a)                                    93,300      4,792,458
========================================================================
                                                              40,180,212
========================================================================

AIM European Small Company Fund


                                                 SHARES        VALUE
------------------------------------------------------------------------

NETHERLANDS-14.11%

Aalberts Industries N.V. (Industrial
  Machinery)(a)                                   519,336   $ 14,259,577
------------------------------------------------------------------------
Accell Group N.V. (Leisure Products)(a)           141,675      5,805,903
------------------------------------------------------------------------
Bateman Litwin N.V. (Construction &
  Engineering)(a)                               1,260,000      6,879,776
------------------------------------------------------------------------
Beter Bed Holding N.V. (Homefurnishing
  Retail)(a)                                      323,125     10,930,711
------------------------------------------------------------------------
Eriks Group N.V. (Trading Companies &
  Distributors)(a)                                 69,276      5,981,840
------------------------------------------------------------------------
Koninklijke BAM Groep N.V. (Construction &
  Engineering) (Acquired 12/10/04; Cost
  $303,940)(a)(d)                                  35,000        987,400
------------------------------------------------------------------------
Koninklijke BAM Groep N.V. (Construction &
  Engineering)(a)                                 290,594      8,198,074
------------------------------------------------------------------------
Smartrac N.V. (Electronic Equipment
  Manufacturers)(a)(c)                            128,000      4,542,229
------------------------------------------------------------------------
Smit Internationale N.V. (Marine Ports &
  Services)(a)                                    162,664     12,728,211
------------------------------------------------------------------------
USG People N.V. (Human Resource & Employment
  Services)(a)                                    289,782     13,613,603
========================================================================
                                                              83,927,324
========================================================================

NORWAY-14.44%

Acta Holding A.S.A. (Diversified Capital
  Markets)(a)                                     788,100      4,126,465
------------------------------------------------------------------------
Arrow Seismic A.S.A. (Oil & Gas Equipment &
  Services) (Acquired 02/13/06; Cost
  $2,153,007)(c)                                  410,000      4,639,503
------------------------------------------------------------------------
Cermaq A.S.A. (Packaged Foods & Meats)(a)         388,600      6,732,054
------------------------------------------------------------------------
DOF Subsea A.S.A. (Construction &
  Engineering) (Acquired 06/21/05; Cost
  $897,913)(a)(c)(d)                              291,000      2,460,938
------------------------------------------------------------------------
DOF Subsea A.S.A. (Construction &
  Engineering)(a)(b)(c)                           279,100      2,360,301
------------------------------------------------------------------------
Expert A.S.A. (Computer & Electronics Retail)     199,640      5,381,223
------------------------------------------------------------------------
Marine Harvest (Packaged Foods & Meats)
  (Acquired 03/07/06; Cost
  $5,031,680)(a)(b)(c)(d)                       7,653,000      8,232,585
------------------------------------------------------------------------
ODIM A.S.A. (Industrial Machinery)(a)(c)          557,800      6,469,949
------------------------------------------------------------------------
Petroleum Geo-Services A.S.A. (Oil & Gas
  Equipment & Services)(a)                        483,900     11,970,146
------------------------------------------------------------------------
Prosafe A.S.A. (Oil & Gas Equipment &
  Services)(a)(b)                                 801,335     12,796,524
------------------------------------------------------------------------
TGS Nopec Geophysical Co. A.S.A. (Oil & Gas
  Equipment & Services)(a)(c)                     369,107      7,518,067
------------------------------------------------------------------------
Veidekke A.S.A. (Construction &
  Engineering)(a)                               1,256,000     13,245,910
========================================================================
                                                              85,933,665
========================================================================

SWEDEN-3.12%

Hexagon A.B.-Class B (Industrial
  Machinery)(a)(b)                                461,010      8,841,205
------------------------------------------------------------------------
Indutrade A.B. (Trading Companies &
  Distributors) (Acquired 10/05/05; Cost
  $1,037,210)(a)(d)                               124,600      2,810,809
------------------------------------------------------------------------
Oriflame Cosmetics S.A.-SDR (Personal
  Products)(a)                                     81,350      3,823,318
------------------------------------------------------------------------
Poolia A.B.-Class B (Human Resource &
  Employment Services)(a)                         396,300      3,118,040
========================================================================
                                                              18,593,372
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------


SWITZERLAND-8.04%

Banque Cantonale Vaudoise (Diversified
  Banks)(a)                                        12,700   $  6,532,198
------------------------------------------------------------------------
Conzzeta Holding A.G. (Industrial Machinery)        1,655      3,508,710
------------------------------------------------------------------------
Daetwyler Holding A.G. (Industrial
  Conglomerates)                                    1,430      9,651,090
------------------------------------------------------------------------
Interroll Holding A.G. (Industrial
  Machinery)(c)                                    15,500      7,225,619
------------------------------------------------------------------------
Lem Holding S.A. (Electronic Equipment
  Manufacturers)(a)                                23,065      5,925,704
------------------------------------------------------------------------
Mobilezone Holding A.G. (Computer &
  Electronics Retail)(a)                        1,111,003      7,035,807
------------------------------------------------------------------------
Rieter Holding A.G. (Auto Parts &
  Equipment)(a)                                     8,900      4,647,771
------------------------------------------------------------------------
Schweiter A.G. (Industrial Machinery)               9,000      3,307,794
========================================================================
                                                              47,834,693
========================================================================

UNITED KINGDOM-16.08%

Absolute Capital Management Holdings Ltd.
  (Asset Management & Custody Banks)(a)           638,500      5,560,470
------------------------------------------------------------------------
Amlin PLC (Multi-Line Insurance)(a)               953,000      5,355,855
------------------------------------------------------------------------
Catlin Group Ltd. (Property & Casualty
  Insurance)(a)                                   366,000      3,498,611
------------------------------------------------------------------------
Findel PLC (Catalog Retail)(a)                    229,400      3,310,699
------------------------------------------------------------------------
Homeserve PLC (Diversified Commercial &
  Professional Services)(a)                       281,500     10,081,444
------------------------------------------------------------------------
Informa PLC (Publishing)(a)                       450,919      5,013,090
------------------------------------------------------------------------
Inspired Gaming Group PLC (Casinos &
  Gaming)(c)                                    1,332,735      7,909,151
------------------------------------------------------------------------
Kier Group PLC (Construction &
  Engineering)(a)                                 163,671      6,706,629
------------------------------------------------------------------------
Lancashire Holdings Ltd. (Reinsurance)(a)(c)      901,500      6,161,881
------------------------------------------------------------------------
Management Consulting Group PLC (Diversified
  Commercial & Professional Services)(a)        4,623,900      4,531,549
------------------------------------------------------------------------
Mears Group PLC (Diversified Commercial &
  Professional Services)(a)                     1,030,000      6,705,170
------------------------------------------------------------------------
Mitie Group PLC (Environmental & Facilities
  Services)(a)                                  1,405,000      7,398,383
------------------------------------------------------------------------
Morgan Sindall PLC (Construction &
  Engineering)(a)                                 171,000      5,159,757
------------------------------------------------------------------------
Premier Research Group PLC (Life Sciences
  Tools & Services)(a)                            993,405      3,041,037
------------------------------------------------------------------------
Sci Entertainment Group PLC (Home
  Entertainment Software)(a)(c)                   637,242      6,531,258
------------------------------------------------------------------------
Ultra Electronics Holdings PLC (Aerospace &
  Defense)(a)                                     214,250      4,641,349
------------------------------------------------------------------------
Zetar PLC (Packaged Foods & Meats)(c)             356,000      4,039,495
========================================================================
                                                              95,645,828
========================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $276,045,879)                   528,812,071
========================================================================

FOREIGN PREFERRED STOCKS-2.63%

GERMANY-2.63%

Fuchs Petrolub A.G.-Pfd. (Commodity
  Chemicals)(b)                                   168,512     15,622,971
========================================================================
    Total Foreign Preferred Stocks (Cost
      $7,012,435)                                             15,622,971
========================================================================

AIM European Small Company Fund


                                                 SHARES        VALUE
------------------------------------------------------------------------

MONEY MARKET FUNDS-7.87%

Liquid Assets Portfolio-Institutional
  Class(e)                                     23,403,882   $ 23,403,882
------------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)       23,403,882     23,403,882
========================================================================
    Total Money Market Funds (Cost
      $46,807,764)                                            46,807,764
========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities on loan)-99.38% (Cost
  $329,866,078)                                              591,242,806
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-5.80%

Liquid Assets Portfolio-Institutional
  Class(e)(f)                                  34,516,029   $ 34,516,029
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities on
      loan) (Cost $34,516,029)                                34,516,029
========================================================================
TOTAL INVESTMENTS-105.18% (Cost $364,382,107)                625,758,835
========================================================================
OTHER ASSETS LESS LIABILITIES-(5.18)%                        (30,795,606)
========================================================================
NET ASSETS-100.00%                                          $594,963,229
________________________________________________________________________
========================================================================

Investment Abbreviations:

Pfd.  - Preferred
SDR   - Swedish Depositary Receipt

Notes to Schedule of Investments:

* Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2007 was $423,673,621, which represented 71.21% of the Fund's Net Assets. See Note 1A.
(b) All or a portion of this security was out on loan at June 30, 2007.
(c) Non-income producing security.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at June 30, 2007 was $14,491,732, which represented 2.44% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM European Small Company Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost $283,058,314)*     $544,435,042
-----------------------------------------------------------
Investments in affiliated money market funds
  (Cost $81,323,793)                             81,323,793
===========================================================
    Total investments (Cost $364,382,107)       625,758,835
===========================================================
Foreign currencies, at value (Cost
  $5,460,397)                                     5,514,810
-----------------------------------------------------------
Receivables for:
  Investments sold                                2,077,190
-----------------------------------------------------------
  Fund shares sold                                  483,913
-----------------------------------------------------------
  Dividends                                       1,941,211
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               27,030
-----------------------------------------------------------
Other assets                                         31,998
===========================================================
    Total assets                                635,834,987
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           5,088,877
-----------------------------------------------------------
  Fund shares reacquired                            729,629
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 44,175
-----------------------------------------------------------
  Collateral upon return of securities loaned    34,516,029
-----------------------------------------------------------
Accrued distribution fees                           222,726
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            5,030
-----------------------------------------------------------
Accrued transfer agent fees                         104,193
-----------------------------------------------------------
Accrued operating expenses                          161,099
===========================================================
    Total liabilities                            40,871,758
===========================================================
Net assets applicable to shares outstanding    $594,963,229
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $270,093,598
-----------------------------------------------------------
Undistributed net investment income               4,472,203
-----------------------------------------------------------
Undistributed net realized gain                  58,952,675
-----------------------------------------------------------
Unrealized appreciation                         261,444,753
===========================================================
                                               $594,963,229
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $432,820,275
___________________________________________________________
===========================================================
Class B                                        $ 70,826,510
___________________________________________________________
===========================================================
Class C                                        $ 91,316,444
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          13,108,067
___________________________________________________________
===========================================================
Class B                                           2,232,549
___________________________________________________________
===========================================================
Class C                                           2,877,885
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      33.02
-----------------------------------------------------------
  Offering price per share
  (Net asset value of $33.02 divided by
    94.50%)                                    $      34.94
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      31.72
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      31.73
___________________________________________________________
===========================================================

* At June 30, 2007, securities with an aggregate value of $33,376,913 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM European Small Company Fund

STATEMENT OF OPERATIONS

For the six months ended June 30, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $1,128,787)    $ 8,835,578
-------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $242,283)                        1,042,145
-------------------------------------------------------------------------
Interest                                                            7,286
=========================================================================
    Total investment income                                     9,885,009
=========================================================================

EXPENSES:

Advisory fees                                                   2,631,445
-------------------------------------------------------------------------
Administrative services fees                                       73,627
-------------------------------------------------------------------------
Custodian fees                                                    216,392
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         500,766
-------------------------------------------------------------------------
  Class B                                                         341,611
-------------------------------------------------------------------------
  Class C                                                         425,268
-------------------------------------------------------------------------
Transfer agent fees                                               335,192
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          16,365
-------------------------------------------------------------------------
Other                                                             106,155
=========================================================================
    Total expenses                                              4,646,821
=========================================================================
Less: Fees waived and expense offset arrangements                (100,567)
=========================================================================
    Net expenses                                                4,546,254
=========================================================================
Net investment income                                           5,338,755
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                        47,403,561
-------------------------------------------------------------------------
  Foreign currencies                                             (195,048)
=========================================================================
                                                               47,208,513
=========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        42,505,852
-------------------------------------------------------------------------
  Foreign currencies                                               61,680
=========================================================================
                                                               42,567,532
=========================================================================
Net realized and unrealized gain                               89,776,045
=========================================================================
Net increase in net assets resulting from operations          $95,114,800
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM European Small Company Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2007 and the year ended December 31, 2006 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2007            2006
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  5,338,755    $  2,149,280
------------------------------------------------------------------------------------------
  Net realized gain                                             47,208,513      72,090,758
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                         42,567,532     100,217,790
==========================================================================================
    Net increase in net assets resulting from operations        95,114,800     174,457,828
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                               --      (3,050,109)
------------------------------------------------------------------------------------------
  Class B                                                               --        (124,315)
------------------------------------------------------------------------------------------
  Class C                                                               --        (145,695)
==========================================================================================
    Total distributions from net investment income                      --      (3,320,119)
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                               --     (45,569,603)
------------------------------------------------------------------------------------------
  Class B                                                               --      (8,443,431)
------------------------------------------------------------------------------------------
  Class C                                                               --      (9,895,549)
==========================================================================================
    Total distributions from net realized gains                         --     (63,908,583)
==========================================================================================
    Decrease in net assets resulting from distributions                 --     (67,228,702)
==========================================================================================
Share transactions-net:
  Class A                                                        3,012,648      (3,868,173)
------------------------------------------------------------------------------------------
  Class B                                                       (5,615,341)          3,608
------------------------------------------------------------------------------------------
  Class C                                                         (640,786)      1,807,324
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (3,243,479)     (2,057,241)
==========================================================================================
    Net increase in net assets                                  91,871,321     105,171,885
==========================================================================================

NET ASSETS:

  Beginning of period                                          503,091,908     397,920,023
==========================================================================================
  End of period (including undistributed net investment
    income of $4,472,203 and $(866,552), respectively)        $594,963,229    $503,091,908
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM European Small Company Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM European Small Company Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is long-term growth of capital.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

AIM European Small Company Fund


       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized

AIM European Small Company Fund

     appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of 0.95% of the Fund's average daily net assets.

    Effective July 1, 2007, the Trustees approved a reduced contractual advisory fee schedule for the Fund. Prior to July 1, 2007 AIM had contractually waived advisory fees to the same reduced advisory fee schedule. Under the terms of the investment advisory agreement, the Fund will pay an advisory fee to AIM based on the following annual rates of the Fund's average daily net assets:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.935%
--------------------------------------------------------------------
Next $250 million                                             0.91%
--------------------------------------------------------------------
Next $500 million                                             0.885%
--------------------------------------------------------------------
Next $1.5 billion                                             0.86%
--------------------------------------------------------------------
Next $2.5 billion                                             0.835%
--------------------------------------------------------------------
Next $2.5 billion                                             0.81%
--------------------------------------------------------------------
Next $2.5 billion                                             0.785%
--------------------------------------------------------------------
Over $10 billion                                              0.76%
 ___________________________________________________________________
====================================================================


    Effective July 1, 2007, AIM has contractually agreed through at least June 30, 2008 to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the six months ended June 30, 2007, AIM waived advisory fees of $91,702.

    At the request of the Trustees of the Trust, INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2007, INVESCO did not reimburse any expenses.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2007, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of each class of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2007, ADI advised the Fund that it retained $34,011 in front-end sales commissions from the sale of Class A shares and $9,817, $19,032 and $8,681 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

AIM European Small Company Fund

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND               12/31/06          AT COST          FROM SALES         06/30/07        INCOME
-------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $10,962,757      $48,259,015       $(35,817,890)      $23,403,882     $401,046
-------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class            10,962,757       48,259,015        (35,817,890)       23,403,882      398,816
=================================================================================================
  Subtotal        $21,925,514      $96,518,030       $(71,635,780)      $46,807,764     $799,862
_________________________________________________________________________________________________
=================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                     VALUE          PURCHASES          PROCEEDS            VALUE         DIVIDEND
FUND               12/31/06          AT COST          FROM SALES         06/30/07        INCOME*
--------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $31,663,353      $147,279,192      $(144,426,516)     $34,516,029     $  242,283
==================================================================================================
  Total
    Investments
    in
    Affiliates    $53,588,867      $243,797,222      $(216,062,296)     $81,323,793     $1,042,145
__________________________________________________________________________________________________
==================================================================================================

* Net of compensation to counterparties.

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2007, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $8,865.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2007, the Fund paid legal fees of $3,204 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank

AIM European Small Company Fund

can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At June 30, 2007, securities with an aggregate value of $33,376,913 were on loan to brokers. The loans were secured by cash collateral of $34,516,029 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended June 30, 2007, the Fund received dividends on cash collateral investments of $242,283 for securities lending transactions, which are net of compensation to counterparties.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2006.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2007 was $74,038,324 and $99,486,594, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $260,665,652
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (2,042,410)
==============================================================================
Net unrealized appreciation of investment securities             $258,623,242
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $367,135,593.

AIM European Small Company Fund

NOTE 10--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                 YEAR ENDED
                                                                  JUNE 30, 2007(A)              DECEMBER 31, 2006
                                                              -------------------------    ---------------------------
                                                                SHARES        AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      1,448,557    $44,342,772     3,659,317    $  98,234,691
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         99,382      2,942,970       540,886       13,961,512
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        345,042     10,192,147       731,439       18,872,761
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --             --     1,549,860       41,644,721
----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --             --       311,291        8,068,658
----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --             --       356,203        9,236,342
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         96,796      2,976,506       123,953        3,342,766
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (100,583)    (2,976,506)     (128,336)      (3,342,766)
======================================================================================================================
Reacquired:(b)
  Class A                                                     (1,450,408)   (44,306,630)   (5,553,554)    (147,090,351)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (191,701)    (5,581,805)     (729,529)     (18,683,796)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (368,917)   (10,832,933)   (1,036,086)     (26,301,779)
======================================================================================================================
                                                                (121,832)   $(3,243,479)     (174,556)   $  (2,057,241)
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 19% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Amount is net of redemption fees of $3,336, $569 and $710 for Class A, Class B and Class C shares, respectively, for the six months ended June 30, 2007 and $35,459, $6,004 and $7,352 for Class A, Class B and Class C shares, respectively, for the year ended December 31, 2006.

NOTE 11--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending June 30, 2007. The adoption of these provisions has no impact on these financial statements.

AIM European Small Company Fund


NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   CLASS A
                                               --------------------------------------------------------------------------------
                                               SIX MONTHS ENDED                        YEAR ENDED DECEMBER 31,
                                                   JUNE 30,           ---------------------------------------------------------
                                                     2007               2006        2005        2004       2003          2002
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  27.72           $  21.68    $  16.94    $  12.05    $  7.37       $  7.19
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         0.33(a)            0.21        0.11(a)    (0.05)(a)   (0.03)(a)    (0.04)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                        4.97              10.08        6.03        5.30       4.74          0.22
===============================================================================================================================
    Total from investment operations                   5.30              10.29        6.14        5.25       4.71          0.18
===============================================================================================================================
Less distributions:
  Dividends from net investment income                   --              (0.27)      (0.07)         --      (0.03)           --
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                  --              (3.98)      (1.33)      (0.36)        --            --
===============================================================================================================================
    Total distributions                                  --              (4.25)      (1.40)      (0.36)     (0.03)           --
===============================================================================================================================
Redemption fees added to shares of beneficial
  interest                                             0.00               0.00        0.00        0.00         --            --
===============================================================================================================================
Net asset value, end of period                     $  33.02           $  27.72    $  21.68    $  16.94    $ 12.05       $  7.37
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                       19.12%             48.07%      36.48%      43.67%     63.96%         2.50%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $432,820           $360,688    $286,882    $161,014    $42,103       $13,597
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                     1.44%(c)           1.54%       1.63%       2.00%      2.00%         2.01%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                     1.47%(c)           1.57%       1.68%       2.03%      2.68%         3.05%
===============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                   2.13%(c)           0.67%       0.57%      (0.38)%    (0.28)%       (0.51)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(d)                               14%                35%         72%         71%       130%          119%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $403,932,614.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                  CLASS B
                                               -----------------------------------------------------------------------------
                                               SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,
                                                   JUNE 30,           ------------------------------------------------------
                                                     2007              2006       2005       2004       2003          2002
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 26.73            $ 21.02    $ 16.52    $ 11.84    $  7.27       $  7.15
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                        0.20(a)           (0.01)     (0.03)(a)   (0.14)(a)   (0.08)(a)   (0.09)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                       4.79               9.76       5.86       5.18       4.65          0.21
============================================================================================================================
    Total from investment operations                  4.99               9.75       5.83       5.04       4.57          0.12
============================================================================================================================
Less distributions:
  Dividends from net investment income                  --              (0.06)        --         --         --            --
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                 --              (3.98)     (1.33)     (0.36)        --            --
============================================================================================================================
    Total distributions                                 --              (4.04)     (1.33)     (0.36)        --            --
============================================================================================================================
Redemption fees added to shares of beneficial
  interest                                            0.00               0.00       0.00       0.00         --            --
============================================================================================================================
Net asset value, end of period                     $ 31.72            $ 26.73    $ 21.02    $ 16.52    $ 11.84       $  7.27
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                      18.67%             46.98%     35.51%     42.67%     62.86%         1.68%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $70,827            $64,827    $51,108    $26,540    $ 9,415       $ 5,689
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                    2.19%(c)           2.29%      2.35%      2.65%      2.65%         2.66%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                    2.22%(c)           2.32%      2.38%      2.68%      3.33%         3.70%
============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                  1.38%(c)          (0.08)%    (0.15)%    (1.03)%    (0.93)%       (1.16)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(d)                              14%                35%        72%        71%       130%          119%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $68,888,422.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM European Small Company Fund

                                                                                  CLASS C
                                               -----------------------------------------------------------------------------
                                               SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,
                                                   JUNE 30,           ------------------------------------------------------
                                                     2007              2006       2005       2004       2003          2002
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 26.73            $ 21.03    $ 16.53    $ 11.84    $  7.27       $  7.14
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                        0.20(a)           (0.01)     (0.03)(a)   (0.14)(a)   (0.09)(a)   (0.09)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                       4.80               9.75       5.86       5.19       4.66          0.22
============================================================================================================================
    Total from investment operations                  5.00               9.74       5.83       5.05       4.57          0.13
============================================================================================================================
Less distributions:
  Dividends from net investment income                  --              (0.06)        --         --         --            --
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                 --              (3.98)     (1.33)     (0.36)        --            --
============================================================================================================================
    Total distributions                                 --              (4.04)     (1.33)     (0.36)        --            --
============================================================================================================================
Redemption fees added to shares of beneficial
  interest                                            0.00               0.00       0.00       0.00         --            --
============================================================================================================================
Net asset value, end of period                     $ 31.73            $ 26.73    $ 21.03    $ 16.53    $ 11.84       $  7.27
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                      18.71%             46.90%     35.49%     42.75%     62.86%         1.82%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $91,316            $77,576    $59,930    $27,983    $ 6,346       $ 2,057
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                    2.19%(c)           2.29%      2.35%      2.65%      2.65%         2.66%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                    2.22%(c)           2.32%      2.38%      2.68%      3.33%         3.70%
============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                  1.38%(c)          (0.08)%    (0.15)%    (1.03)%    (0.93)%       (1.16)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(d)                              14%                35%        72%        71%       130%          119%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $85,758,518.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION AND REGULATORY INQUIRIES


On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and AIM Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly

AIM European Small Company Fund
brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM EUROPEAN SMALL COMPANY FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to    this information to compare the ongoing
                                             estimate the expenses that you paid over     costs of investing in the Fund and other
As a shareholder of the Fund, you incur      the period. Simply divide your account       funds. To do so, compare this 5%
two types of costs: (1) transaction costs,   value by $1,000 (for example, an $8,600      hypothetical example with the 5%
which may include sales charges (loads) on   account value divided by $1,000 = 8.6),      hypothetical examples that appear in the
purchase payments or contingent deferred     then multiply the result by the number in    shareholder reports of the other funds.
sales charges on redemptions, and            the table under the heading entitled
redemption fees, if any; and (2) ongoing     "Actual Expenses Paid During Period" to         Please note that the expenses shown in
costs, including management fees;            estimate the expenses you paid on your       the table are meant to highlight your
distribution and/or service (12b-1) fees;    account during this period.                  ongoing costs only and do not reflect any
and other Fund expenses. This example is                                                  transaction costs, such as sales charges
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON          (loads) on purchase payments, contingent
ongoing costs (in dollars) of investing in   PURPOSES                                     deferred sales charges on redemptions, and
the Fund and to compare these costs with                                                  redemption fees, if any. Therefore, the
ongoing costs of investing in other mutual   The table below also provides information    hypothetical information is useful in
funds. The example is based on an            about hypothetical account values and        comparing ongoing costs only, and will not
investment of $1,000 invested at the         hypothetical expenses based on the Fund's    help you determine the relative total
beginning of the period and held for the     actual expense ratio and an assumed rate     costs of owning different funds. In
entire period January 1, 2007, through       of return of 5% per year before expenses,    addition, if these transaction costs were
June 30, 2007.                               which is not the Fund's actual return.       included, your costs would have been
                                                                                          higher.
ACTUAL EXPENSES                                 The hypothetical account values and
                                             expenses may not be used to estimate the
The table below provides information about   actual ending account balance or expenses
actual account values and actual expenses.   you paid for the period. You may use
You may use the information in this table,

====================================================================================================================================

                                                   ACTUAL                                HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING              ENDING             EXPENSES              ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING         ACCOUNT VALUE        PAID DURING          EXPENSE
 CLASS              (1/1/07)           (6/30/07)(1)         PERIOD(2)            (6/30/07)           PERIOD(2)            RATIO

   A               $1,000.00            $1,191.20             $ 7.82             $1,017.65             $ 7.20             1.44%
   B                1,000.00             1,187.10              11.88              1,013.93              10.94             2.19
   C                1,000.00             1,186.60              11.87              1,013.93              10.94             2.19

(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2007, through June
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM EUROPEAN SMALL COMPANY FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT    mendations and makes its own                 A. NATURE, EXTENT AND QUALITY OF SERVICES
                                             recommendations regarding the performance,      PROVIDED BY AIM
The Board of Trustees (the Board) of AIM     fees and expenses of the AIM Funds to the
Funds Group is required under the            full Board. Moreover, the Investments        The Board reviewed the advisory services
Investment Company Act of 1940 to approve    Committee considers each SubCommittee's      provided to the Fund by AIM under the
annually the renewal of the AIM European     recommendations in making its annual         Fund's advisory agreement, the performance
Small Company Fund (the Fund) investment     recommendation to the Board whether to       of AIM in providing these services, and
advisory agreement with A I M Advisors,      approve the continuance of each AIM Fund's   the credentials and experience of the
Inc. (AIM). During contract renewal          investment advisory agreement and            officers and employees of AIM who provide
meetings held on June 25-27, 2007, the       sub-advisory agreement, if applicable        these services. The Board's review of the
Board as a whole and the disinterested or    (advisory agreements), for another year.     qualifications of AIM to provide these
"independent" Trustees, voting separately,                                                services included the Board's
approved the continuance of the Fund's          The independent Trustees, as mentioned    consideration of AIM's portfolio and
investment advisory agreement for another    above, are assisted in their annual          product review process, various back
year, effective July 1, 2007.In doing so,    evaluation of the advisory agreements by     office support functions provided by AIM,
the Board determined that the Fund's         the independent Senior Officer. One          and AIM's equity and fixed income trading
advisory agreement is in the best            responsibility of the Senior Officer is to   operations. The Board concluded that the
interests of the Fund and its shareholders   manage the process by which the AIM Funds'   nature, extent and quality of the advisory
and that the compensation to AIM under the   proposed management fees are negotiated      services provided to the Fund by AIM were
Fund's advisory agreement is fair and        during the annual contract renewal process   appropriate and that AIM currently is
reasonable.                                  to ensure that they are negotiated in a      providing satisfactory advisory services
                                             manner which is at arms' length and          in accordance with the terms of the Fund's
   The independent Trustees met separately   reasonable. Accordingly, the Senior          advisory agreement. In addition, based on
during their evaluation of the Fund's        Officer must either supervise a              their ongoing meetings throughout the year
investment advisory agreement with           competitive bidding process or prepare an    with the Fund's portfolio managers, the
independent legal counsel from whom they     independent written evaluation. The Senior   Board concluded that these individuals are
received independent legal advice, and the   Officer has recommended that an              competent and able to continue to carry
independent Trustees also received           independent written evaluation be provided   out their responsibilities under the
assistance during their deliberations from   and, upon the direction of the Board, has    Fund's advisory agreement.
the independent Senior Officer, a            prepared an independent written
full-time officer of the AIM Funds who       evaluation.                                     In determining whether to continue the
reports directly to the independent                                                       Fund's advisory agreement, the Board
Trustees. The following discussion more         During the annual contract renewal        considered the prior relationship between
fully describes the process employed by      process, the Board considered the factors    AIM and the Fund, as well as the Board's
the Board to evaluate the performance of     discussed below under the heading "Factors   knowledge of AIM's operations, and
the AIM Funds (including the Fund)           and Conclusions and Summary of Independent   concluded that it was beneficial to
throughout the year and, more                Written Fee Evaluation" in evaluating the    maintain the current relationship, in
specifically, during the annual contract     fairness and reasonableness of the Fund's    part, because of such knowledge. The Board
renewal meetings.                            advisory agreement at the contract renewal   also considered the steps that AIM and its
                                             meetings and at their meetings throughout    affiliates have taken over the last
THE BOARD'S FUND EVALUATION PROCESS          the year as part of their ongoing            several years to improve the quality and
                                             oversight of the Fund. The Fund's advisory   efficiency of the services they provide to
The Board's Investments Committee has        agreement was considered separately,         the Funds in the areas of investment
established three Sub-Committees which are   although the Board also considered the       performance, product line diversification,
responsible for overseeing the management    common interests of all of the AIM Funds     distribution, fund operations, shareholder
of a number of the series portfolios of      in their deliberations. The Board            services and com-pliance. The Board
the AIM Funds. This Sub-Committee structure  comprehensively considered all of the        concluded that the quality and efficiency
permits the Trustees to focus on the         information provided to them and did not     of the services AIM and its affiliates
performance of the AIM Funds that have       identify any particular factor that was      provide to the AIM Funds in each of these
been assigned to them. The Sub-Committees    controlling.Furthermore, each Trustee may    areas have generally improved, and support
meet throughout the year to review the       have evaluated the information provided      the Board's approval of the continuance of
performance of their assigned funds, and     differently from one another and             the Fund's advisory agreement.
the Sub-Committees review monthly and        attributed different weight to the various
quarterly comparative performance            factors. The Trustees recognized that the    B. FUND PERFORMANCE
information and periodic asset flow data     advisory arrangements and resulting
for their assigned funds. These materials    advisory fees for the Fund and the other     The Board compared the Fund's performance
are prepared under the direction and         AIM Funds are the result of years of         during the past one, three and five
supervision of the independent Senior        review and negotiation between the           calendar years to the performance of funds
Officer. Over the course of each year, the   Trustees and AIM, that the Trustees may      in the Fund's Lipper peer group that are
Sub-Committees meet with portfolio           focus to a greater extent on certain         not managed by AIM, and against the
managers for their assigned funds and        aspects of these arrangements in some        performance of all funds in the Lipper
other members of management and review       years than others, and that the Trustees'    European Region Funds Index.The Board also
with these individuals the performance,      deliberations and conclusions in a           reviewed the methodology used by Lipper to
investment objective(s), policies,           particular year may be based in part on      identify the Fund's peers. The Board noted
strategies and limitations of these funds.   their deliberations and conclusions of       that the Fund's performance was above the
                                             these same arrangements throughout the       median performance of its peers for the
   In addition to their meetings             year and in prior years.                     one, three and five year periods.The Board
throughout the year, the Sub-Committees                                                   noted that the Fund's performance was
meet at designated contract renewal          FACTORS AND CONCLUSIONS AND SUMMARY OF       above the performance of the Index for the
meetings each year to conduct an in-depth    INDEPENDENT WRITTEN FEE EVALUATION           one, three and five year periods.The Board
review of the performance, fees and                                                       also considered the steps AIM has taken
expenses of their assigned funds.During      The discussion below serves as a summary     over the last several years to improve the
the contract renewal process, the Trustees   of the Senior Officer's independent          quality and efficiency of the services
receive comparative performance and fee      written evaluation, as well as a             that AIM provides to the AIM Funds. The
data regarding all the AIM Funds prepared    discussion of the material factors and       Board concluded that AIM continues to be
by an independent company, Lipper, Inc.,     related conclusions that formed the basis    responsive to the Board's focus on fund
under the direction and supervision of the   for the Board's approval of the Fund's       performance. Although the independent
independent Senior Officer who also          advisory agreement. Unless otherwise         written evaluation of the Fund's Senior
prepares a separate analysis of this         stated, information set forth below is as    Officer (discussed below) only considered
information for the Trustees. Each           of June 27, 2007 and does not reflect any    Fund performance through the most recent
Sub-Committee then makes recommendations     changes that may have occurred since that    calendar year, the Board also reviewed
to the Investments Committee regarding the   date, including but not limited to changes   more recent Fund performance and this
performance, fees and expenses of their      to the Fund's performance, advisory fees,    review did not change their conclusions.
assigned funds. The Investments Committee     expense limitations and/or fee waivers.
considers each Sub-Committee's recom-

                                                                                                                         (continued)

AIM EUROPEAN SMALL COMPANY FUND

C. ADVISORY FEES AND FEE WAIVERS             amendment to the Fund's contractual          The Board considered the benefits realized
                                             advisory fee schedule. The Board also noted  by AIM as a result of portfolio brokerage
The Board compared the Fund's contractual    that the Fund shares directly in economies   transactions executed through "soft
advisory fee rate to the contractual         of scale through lower fees charged by       dollar" arrangements. Under these
advisory fee rates of funds in the Fund's    third party service providers based on the   arrangements, portfolio brokerage
Lipper peer group that are not managed by    combined size of all of the AIM Funds and    commissions paid by the Fund and/or other
AIM, at a common asset level and as of the   affiliates.                                  funds advised by AIM are used to pay for
end of the past calendar year. The Board                                                  research and execution services. The Board
noted that the Fund's advisory fee rate      E. PROFITABILITY AND FINANCIAL RESOURCES     noted that soft dollar arrangements shift
was above the median advisory fee rate of       OF AIM                                    the payment obligation for the research
its peers. The Board also reviewed the                                                    and executions services from AIM to the
methodology used by Lipper and noted that    The Board reviewed information from AIM      funds and therefore may reduce AIM's
the contractual fee rates shown by Lipper    concerning the costs of the advisory and     expenses. The Board also noted that
include any applicable long-term             other services that AIM and its affiliates   research obtained through soft dollar
contractual fee waivers. The Board also      provide to the Fund and the profitability    arrangements may be used by AIM in making
compared the Fund's contractual advisory     of AIM and its affiliates in providing       investment decisions for the Fund and may
fee rate to the contractual advisory fee     these services. The Board also reviewed      therefore benefit Fund share-holders. The
rates of other clients of AIM and its        information concerning the financial         Board concluded that AIM's soft dollar
affiliates with investment strategies        condition of AIM and its affiliates. The     arrangements were appropriate. The Board
comparable to those of the Fund, including   Board also reviewed with AIM the             also concluded that, based on their review
one mutual fund advised by AIM, two          methodology used to prepare the              and representations made by AIM, these
Canadian funds advised by an AIM affiliate   profitability infor-mation. The Board        arrangements were consistent with
and sub-advised by AIM, and one offshore     considered the overall profitability of      regulatory requirements.
fund advised and sub-advised by AIM          AIM, as well as the profitability of AIM
affiliates. The Board noted that the Fund's  in connection with managing the Fund. The    The Board considered the fact that the
rate was: (i) comparable to the rate for     Board noted that AIM continues to operate    Fund's uninvested cash and cash collateral
the mutual fund; (ii) above the              at a net profit, although increased          from any securities lending arrangements
sub-advisory fee rates for the two           expenses in recent years have reduced the    may be invested in money market funds
Canadian funds, although the advisory fee    profitability of AIM and its                 advised by AIM pursuant to procedures
rates for such Canadian funds were           affiliates. The Board concluded that the     approved by the Board.The Board noted that
comparable to the Fund's; and (iii) below    Fund's advisory fees were fair and           AIM will receive advisory fees from these
the advisory fee rate for the offshore       reasonable, and that the level of profits    affiliated money market funds attributable
fund.                                        realized by AIM and its affiliates from      to such investments, although AIM has
                                             providing services to the Fund was not       contractually agreed to waive the advisory
   The Board noted that AIM has not          excessive in light of the nature, quality    fees payable by the Fund with respect to
proposed any advisory fee waivers or         and extent of the services provided.The      its investment of uninvested cash in these
expense limitations for the Fund. However,   Board considered whether AIM is              affiliated money market funds through at
the Board also noted that AIM has            financially sound and has the resources      least June 30, 2008.The Board considered
recommended that the Board approve an        necessary to perform its obligations under   the contractual nature of this fee waiver
amendment to the Fund's contractual          the Fund's advisory agreement, and           and noted that it remains in effect until
advisory fee schedule that would implement   concluded that AIM has the financial         at least June 30, 2008. The Board
the contractual advisory fee waiver that     resources necessary to fulfill these         concluded that the Fund's investment of
had been formerly committed to by AIM,       obligations.                                 uninvested cash and cash collateral from
which waiver provided for lower effective                                                 any securities lending arrangements in the
fee rates at all asset levels than the       F. INDEPENDENT WRITTEN EVALUATION OF THE     affiliated money market funds is in the
Fund's current contractual advisory fee         FUND'S SENIOR OFFICER                     best interests of the Fund and its
schedule. The Board noted that AIM's                                                      shareholders.
recommendation was made in response to the   The Board noted that, upon their
recommendation of the independent Senior     direction, the Senior Officer of the Fund,
Officer that AIM consider whether the        who is independent of AIM and AIM's
advisory fee waivers for certain equity      affiliates, had prepared an independent
AIM Funds, including the Fund, should be     written evaluation to assist the Board in
simplified. The Board concluded that it      determining the reasonableness of the
would be appropriate to approve the          proposed management fees of the AIM Funds,
proposed amendment to the Fund's             including the Fund. The Board noted that
contractual advisory fee schedule and that   they had relied upon the Senior Officer's
it was not necessary at this time to         written evaluation instead of a
discuss with AIM whether to implement any    competitive bidding process. In determining
fee waivers or expense limitations for the   whether to continue the Fund's advisory
Fund.                                        agreement, the Board considered the Senior
                                             Officer's written evaluation.
   After taking account of the Fund's
contractual advisory fee rate, as well as    G. COLLATERAL BENEFITS TO AIM AND ITS
the comparative advisory fee information        AFFILIATES
discussed above, the Board concluded that
the Fund's advisory fees were fair and       The Board considered various other
reasonable.                                  benefits received by AIM and its
                                             affiliates resulting from AIM's
D. ECONOMIES OF SCALE AND BREAKPOINTS        relationship with the Fund, including the
                                             fees received by AIM and its affiliates
The Board considered the extent to which     for their provision of administrative,
there are economies of scale in AIM's        transfer agency and distribution services
provision of advisory services to the        to the Fund. The Board considered the
Fund. The Board also considered whether the  performance of AIM and its affiliates in
Fund benefits from such economies of scale   providing these services and the
through contractual breakpoints in the       organizational structure employed by AIM
Fund's advisory fee schedule or through      and its affiliates to provide these
advisory fee waivers or expense              services. The Board also considered that
limitations. The Board noted that the        these services are provided to the Fund
Fund's contractual advisory fee schedule     pursuant to written contracts which are
currently does not include any breakpoints   reviewed and approved on an annual basis
but that the amendment to the Fund's         by the Board.The Board concluded that AIM
contractual advisory fee schedule            and its affiliates were providing these
discussed above provides for seven           services in a satisfactory manner and in
breakpoints. Based on this information, the  accordance with the terms of their
Board concluded that the Fund's advisory     contracts, and were qualified to continue
fees will appropriately reflect economies    to provide these services to the Fund.
of scale upon the Board's approval of the

                             [EDELIVERY GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY                                            FUND HOLDINGS AND PROXY VOTING INFORMATION

eDelivery is the process of receiving your fund and account       The Fund provides a complete list of its holdings four times in
information via e-mail. Once your quarterly statements, tax       each fiscal year, at the quarter-ends. For the second and fourth
forms, fund reports, and prospectuses are available, we will      quarters, the lists appear in the Fund's semiannual and annual
send you an e-mail notification containing links to these         reports to shareholders. For the first and third quarters, the
documents. For security purposes, you will need to log in to      Fund files the lists with the Securities and Exchange Commission
your account to view your statements and tax forms.               (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. From our home page, click on
WHY SIGN UP?                                                      Products & Performance, then Mutual Funds, then Fund Overview.
                                                                  Select your Fund from the drop-down menu and click on Complete
Register for eDelivery to:                                        Quarterly Holdings. Shareholders can also look up the Fund's Forms
                                                                  N-Q on the SEC Web site at sec.gov. Copies of the Fund's Forms N-Q
o  save your Fund the cost of printing and postage.               may be reviewed and copied at the SEC Public Reference Room in
                                                                  Washington, D.C. You can obtain information on the operation of
o  reduce the amount of paper you receive.                        the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by
o  gain access to your documents faster by not waiting for the    electronic request at the following e-mail address:
   mail.                                                          publicinfo@sec.gov. The SEC file numbers for the Fund are
                                                                  811-01540 and 002-27334.
o  view your documents online anytime at your convenience.
                                                                  A description of the policies and procedures that the Fund uses to
o  save the documents to your personal computer or print them     determine how to vote proxies relating to portfolio securities is
   out for your records.                                          available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site,
HOW DO I SIGN UP?                                                 AIMinvestments.com. On the home page, scroll down and click on AIM
                                                                  Funds Proxy Policy. The information is also available on the SEC
It's easy. Just follow these simple steps:                        Web site, sec.gov.

1. Log in to your account.                                        Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is
2. Click on the "Service Center" tab.                             available at our Web site. Go to AIMinvestments.com, access the
                                                                  About Us tab, click on Required Notices and then click on Proxy
3. Select "Register for eDelivery" and complete the consent       Voting Activity. Next, select the Fund from the drop-down menu.
   process.                                                       The information is also available on the SEC Web site, sec.gov.

This AIM service is provided by AIM Investment Services, Inc.

                                                                  ESC-SAR-1     A I M Distributors, Inc.     [AIM INVESTMENTS LOGO]
                                                                                                            --REGISTERED TRADEMARK--

                                                           AIM GLOBAL VALUE FUND
                               Semiannual Report to Shareholders o June 30, 2007

INTERNATIONAL/ GLOBAL EQUITY

International/Global Value

Table of Contents

Letter to Shareholders ...................    2
Fund Performance .........................    3
Schedule of Investments ..................    4
Financial Statements .....................    6
Notes to Financial Statements ............    9
Financial Highlights .....................   15
Fund Expenses ............................   20
Approval of Advisory Agreement ...........   21

                             For the most current month-end Fund performance and commentary, please visit AIMinvestments.com.

                             Unless otherwise noted, all data in this report are from A I M Management Group Inc.

                             If used after October 20, 2007, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end.

                             THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A
                             CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS
                             MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
                             AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY
                             BEFORE INVESTING.
 [AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--     NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

AIM GLOBAL VALUE FUND

                                             Dear Fellow Shareholders:

                                             In overseeing the management of the AIM family of funds on your behalf, your Board of
                                             Trustees of the AIM Funds continues to focus on improved investment performance,
   [CROCKETT                                 reduced shareholder costs, and high ethical standards. Since my last letter, your Board
     PHOTO]                                  has welcomed two new members: Marty Flanagan, President and CEO of INVESCO, AIM's parent company, and Phil Taylor, who was named CEO of AIM Investments --REGISTERED
                                             TRADEMARK-- in April 2006. Robert Graham, who has given more than 30 years of
Bruce L. Crockett                            leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as Vice Chairman of the
                                             Board. We thank Bob for his many contributions and wish him a long and happy future.

                                                Our review of fund performance has shown healthy progress, but the process is necessarily one of continuous improvement. In general, as of June 30, 2007, we have seen persistent investment discipline and more consistently good results. While this statement may not apply to every AIM Fund all the time, as I write this letter, the overall trend in fund management and performance has been positive.

                                                The investment management talent at AIM has recently been enhanced by the promotion of Karen Dunn Kelley to Head of INVESCO's Worldwide Fixed Income as well as Director of
                                             AIM Global and Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under Karen's direction, AIM's cash management organization grew to one of the world's largest and most respected, with top-tier performance. The operations now combined under her charge represent more than $150 billion in assets, 120 investment professionals, and products that span the entire yield curve.

                                                In other news, your Board took a more active role in preparing for "proxy season,"
                                             the period when fund managers must vote the shares held by their funds "for" or
                                             "against" various proposals on the ballots of the issuing companies. Beginning in the
                                             2007 proxy season, AIM implemented new proxy voting policies, developed by management in conjunction with an ad hoc Board committee, which provided a solid framework for properly evaluating and executing the many decisions the AIM Funds are required to make to vote shares.

                                                In general, the AIM Funds voted for proposals that would allow shareholders a greater role in election of directors, proxy access and "say for pay." The AIM Funds voted against directors who AIM believed failed to govern well in cases of corporate mismanagement, such as the backdating of options grants, and against "poison pill" and
                                             "take under" proposals that would favor the financial interests of managers at the expense of investors in the case of a merger or acquisition. You can view the proxy votes cast for your fund by going to AIMinvestments.com. Click the "About Us" tab, then go to "Required Notices" and "Proxy Voting Activity."

                                                Additionally, your Board raised the amount its members are recommended to invest in the AIM Funds within three years of joining the Board, with the goal of aligning our interests even more closely with yours.

                                                Furthermore, at our June meeting we renewed the investment advisory contracts between the AIM Funds and AIM for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the "Products and Performance" tab and go to
                                             "Investment Advisory Agreement Renewals."

                                                Your Board's ability to best represent your interests depends on our knowledge of your opinions and concerns. Please send me an email (bruce@brucecrockett.com) with your thoughts on the following:

                                                1) How important is it to you to hear about your Board's decisions and activities in these letters?

                                                2) What other information (on overall performance, specific funds, managers, etc.)
                                                   would make the letters more meaningful to you?

                                                3) Would you prefer that communication from your Board continue to be delivered in paper form by regular mail or be sent electronically by email?

                                                If you would prefer to communicate through a quick online survey, please go to
                                             AIMinvestments.com and provide your responses there.

                                                We need to hear from you to do our best job, and I look forward to your responses.

                                             Sincerely,


                                             /s/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board of Directors

                                             August 10, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by AIM
                                             Investments and the PowerShares Exchange-Traded Fund Trust.

AIM GLOBAL VALUE FUND

FUND PERFORMANCE
=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 12/31/06-6/30/07, excluding applicable sales charges. If sales charges were included, returns would be lower.

Class A Shares                                                                    5.20%
Class B Shares                                                                    4.83
Class C Shares                                                                    4.76
MSCI World Index(1) (Broad Market Index)                                          9.17
MSCI World Value Index(1) (Style-Specific Index)                                  8.27
Lipper Global Multi-Cap Value Funds Index(1) (Peer Group Index)                  10.73

SOURCE: (1)LIPPER INC.

The unmanaged MSCI WORLD INDEX(SM) is a group of global securities tracked by Morgan
Stanley Capital International.

   The unmanaged MSCI WORLD VALUE INDEX is a subset of the MSCI World Index, a group of global securities tracked by Morgan Stanley Capital International; the Value subset measures performance of companies with lower price/earnings ratios and lower forecasted growth values. The index represents investable opportunities for global investors, taking into account the local market restrictions on share ownership by foreign investors.

   The unmanaged LIPPER GLOBAL MULTI-CAP VALUE FUNDS Index represents an average of the performance of the largest global multi-capitalization value funds tracked by
Lipper Inc., an independent mutual fund performance monitor.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.
=======================================================================================

==========================================   DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY      HAD THE ADVISOR NOT WAIVED FEES AND/OR
FUND PERFORMANCE                             ON FUND DISTRIBUTIONS OR SALE OF FUND        REIMBURSED EXPENSES IN THE PAST,
                                             SHARES. INVESTMENT RETURN AND PRINCIPAL      PERFORMANCE WOULD HAVE BEEN LOWER.
As of 6/30/07, including applicable          VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE
sales charges                                A GAIN OR LOSS WHEN YOU SELL SHARES.            A REDEMPTION FEE OF 2% WILL BE IMPOSED
                                                                                          ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
CLASS A SHARES                                  THE TOTAL ANNUAL FUND OPERATING EXPENSE   THE FUND WITHIN 30 DAYS OF PURCHASE.
Inception (12/29/00)                10.25%   RATIO SET FORTH IN THE MOST RECENT FUND      EXCEPTIONS TO THE REDEMPTION FEE ARE
   5 Years                          14.54    PROSPECTUS AS OF THE DATE OF THIS REPORT     LISTED IN THE FUND'S PROSPECTUS.
   1 Year                           12.00    FOR CLASS A, CLASS B AND CLASS C SHARES
                                             WAS 1.55%, 2.30% AND 2.30%, RESPECTIVELY.
CLASS B SHARES                               THE EXPENSE RATIOS PRESENTED ABOVE MAY
Inception (12/29/00)                10.46%   VARY FROM THE EXPENSE RATIOS PRESENTED IN
   5 Years                          14.82    OTHER SECTIONS OF THIS REPORT THAT ARE
   1 Year                           12.56    BASED ON EXPENSES INCURRED DURING THE
                                             PERIOD COVERED BY THIS REPORT.
CLASS C SHARES
Inception (12/29/00)                10.47%      CLASS A SHARE PERFORMANCE REFLECTS THE
   5 Years                          15.06    MAXIMUM 5.50% SALES CHARGE, AND CLASS B
   1 Year                           16.54    AND CLASS C SHARE PERFORMANCE REFLECTS THE
==========================================   APPLICABLE CONTINGENT DEFERRED SALES
                                             CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
THE PERFORMANCE DATA QUOTED REPRESENT PAST   CDSC ON CLASS B SHARES DECLINES FROM 5%
PERFORMANCE AND CANNOT GUARANTEE             BEGINNING AT THE TIME OF PURCHASE TO 0% AT
COMPARABLE FUTURE RESULTS; CURRENT           THE BEGINNING OF THE SEVENTH YEAR. THE
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
VISIT AIMINVESTMENTS.COM FOR THE MOST        YEAR AFTER PURCHASE.
RECENT MONTH-END PERFORMANCE. PERFORMANCE
FIGURES REFLECT REINVESTED DISTRIBUTIONS,       THE PERFORMANCE OF THE FUND'S SHARE
CHANGES IN NET ASSET VALUE AND THE EFFECT    CLASSES WILL DIFFER PRIMARILY DUE TO
OF THE MAXIMUM SALES CHARGE UNLESS           DIFFERENT SALES CHARGE STRUCTURES AND
OTHERWISE STATED. PERFORMANCE FIGURES DO     CLASS EXPENSES.
NOT REFLECT

AIM Global Value Fund

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2007


---------------------------------------------------------
Financials                                        24.1%
---------------------------------------------------------
Information Technology                            16.7
---------------------------------------------------------
Consumer Staples                                  12.3
---------------------------------------------------------
Consumer Discretionary                            11.9
---------------------------------------------------------
Industrials                                        8.2
---------------------------------------------------------
Health Care                                        7.0
---------------------------------------------------------
Telecommunication Services                         7.0
---------------------------------------------------------
Energy                                             2.4
---------------------------------------------------------
Materials                                          1.2
---------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                      9.2
_________________________________________________________
=========================================================

SCHEDULE OF INVESTMENTS*

June 30, 2007
(Unaudited)

                                                 SHARES           VALUE
---------------------------------------------------------------------------
FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-57.27%

CANADA-5.72%

E-L Financial Corp. Ltd. (Multi-Line
  Insurance)                                       10,228      $  6,338,479
---------------------------------------------------------------------------
Open Text Corp. (Internet Software &
  Services)(a)                                    219,700         4,794,205
---------------------------------------------------------------------------
Rothmans, Inc. (Tobacco)                          113,200         2,211,917
---------------------------------------------------------------------------
Saskatchewan Wheat Pool, Inc. (Agricultural
  Products)(a)                                    406,500         4,190,958
---------------------------------------------------------------------------
Suncor Energy, Inc. (Integrated Oil & Gas)         47,400         4,261,549
===========================================================================
                                                                 21,797,108
===========================================================================

FINLAND-2.55%

Nokia Oyj-ADR (Communications Equipment)          346,500         9,740,115
===========================================================================

FRANCE-4.29%

Business Objects S.A. (Application
  Software)(a)(b)                                  61,700         2,407,761
---------------------------------------------------------------------------
Renault S.A. (Automobile Manufacturers)(b)         39,500         6,332,783
---------------------------------------------------------------------------
Sanofi-Aventis (Pharmaceuticals)(b)                94,600         7,638,828
===========================================================================
                                                                 16,379,372
===========================================================================

GERMANY-1.51%

Bayerische Motoren Werke A.G. (Automobile
  Manufacturers)(b)                                88,500         5,741,717
===========================================================================

HONG KONG-2.14%

Cheung Kong (Holdings) Ltd. (Real Estate
  Management & Development)                       325,000         4,256,244
---------------------------------------------------------------------------
Henderson Land Development Co. Ltd. (Real
  Estate Management & Development)                571,000         3,888,651
===========================================================================
                                                                  8,144,895
===========================================================================

                                                 SHARES           VALUE
---------------------------------------------------------------------------

IRELAND-1.88%

Bank of Ireland (Diversified Banks)(b)            353,400      $  7,161,261
===========================================================================

JAPAN-16.35%

Fujitsu Ltd. (Computer Hardware)                  604,000         4,453,366
---------------------------------------------------------------------------
Hitachi, Ltd. (Electronic Equipment
  Manufacturers)(b)                               246,000         1,739,143
---------------------------------------------------------------------------
Japan Petroleum Exploration Co., Ltd. (Oil &
  Gas Exploration & Production)(b)                 71,800         5,064,846
---------------------------------------------------------------------------
Meitec Corp. (Diversified Commercial &
  Professional Services)                          402,400        11,534,486
---------------------------------------------------------------------------
NIPPONKOA Insurance Co., Ltd. (Property &
  Casualty Insurance)(b)                          454,000         4,082,655
---------------------------------------------------------------------------
NTT DoCoMo, Inc. (Wireless Telecommunication
  Services)(b)                                      6,284         9,936,593
---------------------------------------------------------------------------
Sega Sammy Holdings Inc. (Leisure Products)       404,000         6,544,702
---------------------------------------------------------------------------
Shinsei Bank, Ltd. (Regional Banks)(b)          1,416,000         5,689,460
---------------------------------------------------------------------------
Sony Corp. (Consumer Electronics)                 105,600         5,427,917
---------------------------------------------------------------------------
Toyota Industries Corp. (Auto Parts &
  Equipment)(b)                                   169,900         7,876,825
===========================================================================
                                                                 62,349,993
===========================================================================

NETHERLANDS-4.47%

ABN AMRO Holding N.V. (Diversified Banks)(b)      142,800         6,552,537
---------------------------------------------------------------------------
Akzo Nobel N.V. (Diversified Chemicals)(b)         52,600         4,538,230
---------------------------------------------------------------------------
Heineken N.V. (Brewers)(b)                        101,300         5,950,051
===========================================================================
                                                                 17,040,818
===========================================================================

NEW ZEALAND-0.75%

Telecom Corp. of New Zealand Ltd. (Integrated
  Telecommunication Services)(b)                  817,100         2,865,746
===========================================================================

AIM Global Value Fund

                                                 SHARES           VALUE
---------------------------------------------------------------------------

SINGAPORE-1.62%

Singapore Airport Terminal Services Ltd.
  (Airport Services)                            3,043,000      $  6,162,535
===========================================================================

SOUTH KOREA-1.88%

SK Telecom Co., Ltd.-ADR (Wireless
  Telecommunication Services)                     262,600         7,182,110
===========================================================================

SWITZERLAND-2.88%

Nestle S.A. (Packaged Foods & Meats)(b)            11,150         4,234,251
---------------------------------------------------------------------------
Novartis A.G. (Pharmaceuticals)(b)                119,600         6,731,158
===========================================================================
                                                                 10,965,409
===========================================================================

UNITED KINGDOM-11.23%

Diageo PLC (Distillers & Vintners)(b)             258,454         5,369,276
---------------------------------------------------------------------------
GlaxoSmithKline PLC-ADR (Pharmaceuticals)         160,900         8,426,333
---------------------------------------------------------------------------
HSBC Holdings PLC (Diversified Banks)(b)          355,200         6,480,306
---------------------------------------------------------------------------
Lloyds TSB Group PLC (Diversified Banks)(b)       576,300         6,441,325
---------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Diversified
  Banks)                                          753,800         9,582,712
---------------------------------------------------------------------------
Vodafone Group PLC (Wireless
  Telecommunication Services)(b)                1,940,237         6,529,441
===========================================================================
                                                                 42,829,393
===========================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $186,060,572)                      218,360,472
===========================================================================

DOMESTIC COMMON STOCKS & OTHER EQUITY
  INTERESTS-33.57%

ASSET MANAGEMENT & CUSTODY BANKS-0.78%

Blackstone Group L.P. (The)(a)                    102,012         2,985,891
===========================================================================

BREWERS-1.42%

Anheuser-Busch Cos., Inc.                         103,900         5,419,424
===========================================================================

BROADCASTING & CABLE TV-1.90%

Liberty Media Corp. Capital-Series A(a)            61,500         7,237,320
===========================================================================

CATALOG RETAIL-1.66%

Liberty Media Corp.-Interactive-Series A(a)       283,000         6,319,390
===========================================================================

COMMUNICATIONS EQUIPMENT-3.41%

Motorola, Inc.                                    735,200        13,013,040
===========================================================================

COMPUTER HARDWARE-4.17%

Dell Inc.(a)                                      557,550        15,918,053
===========================================================================

                                                 SHARES           VALUE
---------------------------------------------------------------------------

HYPERMARKETS & SUPER CENTERS-1.79%

Wal-Mart Stores, Inc.                             141,999      $  6,831,572
===========================================================================

INDUSTRIAL CONGLOMERATES-3.60%

Tyco International Ltd.(a)                        406,200        13,725,498
===========================================================================

PACKAGED FOODS & MEATS-1.56%

Lancaster Colony Corp.                            141,600         5,931,624
===========================================================================

PERSONAL PRODUCTS-1.72%

Avon Products, Inc.                               179,000         6,578,250
===========================================================================

PHARMACEUTICALS-1.00%

Merck & Co. Inc.                                   76,600         3,814,680
===========================================================================

PROPERTY & CASUALTY INSURANCE-4.05%

Berkshire Hathaway Inc.-Class A(a)                     79         8,648,525
---------------------------------------------------------------------------
Progressive Corp. (The)                           283,200         6,776,976
===========================================================================
                                                                 15,425,501
===========================================================================

SYSTEMS SOFTWARE-3.09%

Microsoft Corp.                                   399,900        11,785,053
===========================================================================

THRIFTS & MORTGAGE FINANCE-3.42%

Bank Brookline Bancorp, Inc. (The)                431,300         4,964,263
---------------------------------------------------------------------------
Washington Mutual, Inc.                           189,100         8,063,224
===========================================================================
                                                                 13,027,487
===========================================================================
    Total Domestic Common Stocks & Other
      Equity Interests (Cost $114,448,070)                      128,012,783
===========================================================================

MONEY MARKET FUNDS-8.89%

Liquid Assets Portfolio-Institutional
  Class(c)                                     16,939,420        16,939,420
---------------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)       16,939,420        16,939,420
===========================================================================
    Total Money Market Funds (Cost
      $33,878,840)                                               33,878,840
===========================================================================
TOTAL INVESTMENTS-99.73% (Cost $334,387,482)                    380,252,095
===========================================================================
OTHER ASSETS LESS LIABILITIES-0.27%                               1,024,482
===========================================================================
NET ASSETS-100.00%                                             $381,276,577
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

* Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) Non-income producing security.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2007 was $119,364,193, which represented 31.31% of the Fund's Net Assets. See Note 1A.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Global Value Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost $300,508,642)      $346,373,255
-----------------------------------------------------------
Investments in affiliated money market funds
  (Cost $33,878,840)                             33,878,840
===========================================================
    Total investments (Cost $334,387,482)       380,252,095
===========================================================
Foreign currencies, at value (Cost $383,447)        382,625
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                1,416,320
-----------------------------------------------------------
  Dividends                                         713,248
-----------------------------------------------------------
  Foreign currency contracts outstanding            379,557
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               22,684
-----------------------------------------------------------
Other assets                                         50,504
===========================================================
    Total assets                                383,217,033
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             881,846
-----------------------------------------------------------
  Fund shares reacquired                            721,069
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 29,958
-----------------------------------------------------------
Accrued distribution fees                           132,536
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            4,344
-----------------------------------------------------------
Accrued transfer agent fees                          91,600
-----------------------------------------------------------
Accrued operating expenses                           79,103
===========================================================
    Total liabilities                             1,940,456
===========================================================
Net assets applicable to shares outstanding    $381,276,577
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $322,701,751
-----------------------------------------------------------
Undistributed net investment income                 (85,507)
-----------------------------------------------------------
Undistributed net realized gain                  12,422,254
-----------------------------------------------------------
Unrealized appreciation                          46,238,079
===========================================================
                                               $381,276,577
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $170,158,796
___________________________________________________________
===========================================================
Class B                                        $ 64,140,304
___________________________________________________________
===========================================================
Class C                                        $ 51,931,470
___________________________________________________________
===========================================================
Institutional Class                            $ 95,046,007
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          10,022,395
___________________________________________________________
===========================================================
Class B                                           3,889,273
___________________________________________________________
===========================================================
Class C                                           3,146,819
___________________________________________________________
===========================================================
Institutional Class                               5,573,303
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      16.98
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $16.98 divided by
    94.50%)                                    $      17.97
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      16.49
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      16.50
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      17.05
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Global Value Fund

STATEMENT OF OPERATIONS

For the six months ended June 30, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $239,070)      $ 3,509,508
-------------------------------------------------------------------------
Dividends from affiliated money market funds                      965,355
=========================================================================
    Total investment income                                     4,474,863
=========================================================================

EXPENSES:

Advisory fees                                                   1,479,334
-------------------------------------------------------------------------
Administrative services fees                                       54,906
-------------------------------------------------------------------------
Custodian fees                                                     46,193
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         201,607
-------------------------------------------------------------------------
  Class B                                                         329,238
-------------------------------------------------------------------------
  Class C                                                         248,467
-------------------------------------------------------------------------
Transfer agent fees -- A, B and C                                 334,445
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          13,363
-------------------------------------------------------------------------
Other                                                             150,438
=========================================================================
    Total expenses                                              2,857,991
=========================================================================
Less: Fees waived and expense offset arrangements                (117,402)
=========================================================================
    Net expenses                                                2,740,589
=========================================================================
Net investment income                                           1,734,274
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                        10,475,012
-------------------------------------------------------------------------
  Foreign currencies                                             (100,043)
-------------------------------------------------------------------------
  Foreign currency contracts                                     (929,136)
=========================================================================
                                                                9,445,833
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         5,213,073
-------------------------------------------------------------------------
  Foreign currencies                                               (4,800)
-------------------------------------------------------------------------
  Foreign currency contracts                                      693,130
=========================================================================
                                                                5,901,403
=========================================================================
Net realized and unrealized gain                               15,347,236
=========================================================================
Net increase in net assets resulting from operations          $17,081,510
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Global Value Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2007 and the year ended December 31, 2006 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2007            2006
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  1,734,274    $  1,478,777
------------------------------------------------------------------------------------------
  Net realized gain                                              9,445,833      13,890,119
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                          5,901,403      28,371,560
==========================================================================================
    Net increase in net assets resulting from operations        17,081,510      43,740,456
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                               --      (1,475,108)
------------------------------------------------------------------------------------------
  Class B                                                               --        (276,442)
------------------------------------------------------------------------------------------
  Class C                                                               --        (186,792)
------------------------------------------------------------------------------------------
  Institutional Class                                                   --        (690,111)
==========================================================================================
    Total distributions from net investment income                      --      (2,628,453)
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                               --      (5,411,350)
------------------------------------------------------------------------------------------
  Class B                                                               --      (2,453,912)
------------------------------------------------------------------------------------------
  Class C                                                               --      (1,658,114)
------------------------------------------------------------------------------------------
  Institutional Class                                                   --      (1,774,244)
==========================================================================================
    Total distributions from net realized gains                         --     (11,297,620)
==========================================================================================
    Decrease in net assets resulting from distributions                 --     (13,926,073)
==========================================================================================
Share transactions-net:
  Class A                                                       12,768,680      40,366,491
------------------------------------------------------------------------------------------
  Class B                                                       (3,999,124)      7,521,135
------------------------------------------------------------------------------------------
  Class C                                                        4,995,057      15,899,124
------------------------------------------------------------------------------------------
  Institutional Class                                           40,542,994      46,238,377
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                               54,307,607     110,025,127
==========================================================================================
    Net increase in net assets                                  71,389,117     139,839,510
==========================================================================================

NET ASSETS:

  Beginning of period                                          309,887,460     170,047,950
==========================================================================================
  End of period (including undistributed net investment
    income of $(85,507) and $(1,819,781), respectively)       $381,276,577    $309,887,460
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Global Value Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Value Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is long-term growth of capital.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

AIM Global Value Fund


       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the

AIM Global Value Fund

     relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

L. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $1 billion                                              0.85%
-------------------------------------------------------------------
Over $1 billion                                               0.80%
 __________________________________________________________________
===================================================================


    Effective July 1, 2007, the Trustees approved a reduced contractual advisory fee schedule for the Fund. Prior to July 1, 2007 AIM had contractually waived advisory fees to the same reduced advisory fee schedule. Under the terms of the investment advisory agreement, the Fund will pay an advisory fee to AIM based on the following annual rates of the Fund's average daily net assets:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.80%
-------------------------------------------------------------------
Next $250 million                                             0.78%
-------------------------------------------------------------------
Next $500 million                                             0.76%
-------------------------------------------------------------------
Next $1.5 billion                                             0.74%
-------------------------------------------------------------------
Next $2.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.68%
-------------------------------------------------------------------
Over $10 billion                                              0.66%
 __________________________________________________________________
===================================================================


    Further, effective July 1, 2007, AIM has contractually agreed through at least June 30, 2008 to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the six months ended June 30, 2007, AIM waived advisory fees of $103,425.

    At the request of the Trustees of the Trust, INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2007, INVESCO did not reimburse any expenses.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association

AIM Global Value Fund

of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2007, ADI advised the Fund that it retained $41,914 in front-end sales commissions from the sale of Class A shares and $346, $22,478 and $2,711 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

                     VALUE          PURCHASES          PROCEEDS            VALUE         INCOME
FUND               12/31/06          AT COST          FROM SALES         06/30/07       DIVIDEND
-------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $20,450,076      $29,525,896       $(33,036,552)      $16,939,420     $483,898
-------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class            20,450,076       29,525,896        (33,036,552)       16,939,420      481,457
=================================================================================================
  Total
    Investments
    in
    Affiliates    $40,900,152      $59,051,792       $(66,073,104)      $33,878,840     $965,355
_________________________________________________________________________________________________
=================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2007, the Fund engaged in securities purchases of $368,878.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $13,977.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2007, the Fund paid legal fees of $2,827 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

AIM Global Value Fund


    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8--FOREIGN CURRENCY CONTRACTS

                                          OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
---------------------------------------------------------------------------------------------------------------------------------
                                                                     CONTRACT TO
SETTLEMENT                                             ---------------------------------------         VALUE         UNREALIZED
DATE                                                           DELIVER               RECEIVE         06/30/07       APPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
08/21/07                                               JPY  4,800,000,000      USD  40,068,450      $39,258,220      $ 810,230
---------------------------------------------------------------------------------------------------------------------------------
09/13/07                                               CAD     14,600,000      USD  13,773,845      13,733,431          40,414
=================================================================================================================================
                                                                                                                     $ 850,644
=================================================================================================================================

                                                                     CONTRACT TO
SETTLEMENT                                             ---------------------------------------         VALUE         UNREALIZED
DATE                                                           DELIVER               RECEIVE         06/30/07      (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
07/24/07                                               NZD      2,350,000      USD   1,739,940      $1,808,174       $ (68,234)
---------------------------------------------------------------------------------------------------------------------------------
08/21/07                                               EUR     21,500,000      USD  29,106,055      29,153,549         (47,494)
---------------------------------------------------------------------------------------------------------------------------------
08/21/07                                               GBP      7,900,000      USD  15,587,885      15,853,663        (265,778)
---------------------------------------------------------------------------------------------------------------------------------
08/21/07                                               GBP      1,000,000      USD   1,964,600       2,006,793         (42,193)
---------------------------------------------------------------------------------------------------------------------------------
09/13/07                                               KRW  4,150,000,000      USD   4,457,573       4,504,961         (47,388)
=================================================================================================================================
                                                                                                                     $(471,087)
=================================================================================================================================
  Total open foreign currency contracts                                                                              $ 379,557
_________________________________________________________________________________________________________________________________
=================================================================================================================================

Currency Abbreviations:

CAD  -- Canadian Dollar
EUR  -- Euro
GBP  -- British Pound Sterling
JPY  -- Japanese Yen
KRW  -- South Korean Won
NZD  -- New Zealand Dollar
USD  -- U.S. Dollar

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2006.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2007 was $104,683,252 and $42,107,680, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $53,620,159
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (9,532,535)
===============================================================================
Net unrealized appreciation of investment securities               $44,087,624
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $336,164,471.

AIM Global Value Fund

NOTE 11--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A, Class B, Class C and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                   JUNE 30, 2007(A)             DECEMBER 31, 2006
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      1,775,188    $ 29,438,790     3,614,347    $ 56,150,941
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        489,480       7,898,205     1,313,022      19,755,798
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        693,445      11,164,538     1,410,203      21,146,739
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          2,419,410      40,547,827     2,874,565      44,573,859
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --              --       403,499       6,528,600
----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --       159,889       2,523,056
----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --       111,881       1,766,601
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --              --       152,027       2,464,355
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        236,798       3,953,649       260,143       4,002,670
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (243,473)     (3,953,649)     (267,099)     (4,002,670)
======================================================================================================================
Reacquired:(b)
  Class A                                                     (1,239,595)    (20,623,759)   (1,710,987)    (26,315,720)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (489,131)     (7,943,680)     (722,448)    (10,755,049)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (378,631)     (6,169,481)     (469,541)     (7,014,216)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                               (340)         (4,833)      (54,166)       (799,837)
======================================================================================================================
                                                               3,263,151    $ 54,307,607     7,075,335    $110,025,127
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 20% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 25% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
(b) Amount is net of redemption fees of $2,050, $800, $633 and $1,036 for Class A, Class B, Class C and Institutional Class shares, respectively, for the six months ended June 30, 2007 and $2,469, $1,191, $700 and $554 for Class A, Class B, Class C and Institutional Class shares respectively, for the year ended December 31, 2006.

NOTE 12--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending June 30, 2007. The adoption of these provisions has no impact on these financial statements.

AIM Global Value Fund


NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                          CLASS A
                                                           ----------------------------------------------------------------------
                                                           SIX MONTHS
                                                             ENDED                         YEAR ENDED DECEMBER 31,
                                                            JUNE 30,        -----------------------------------------------------
                                                              2007            2006       2005       2004          2003      2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $  16.14        $  13.97    $ 13.28    $ 11.74       $ 9.05    $ 9.85
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                               0.09            0.14       0.13       0.01(b)      0.01     (0.11)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.75            2.82       1.38       2.04         2.89     (0.69)
=================================================================================================================================
    Total from investment operations                            0.84            2.96       1.51       2.05         2.90     (0.80)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                            --           (0.17)     (0.16)     (0.03)       (0.09)    (0.00)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --           (0.62)     (0.66)     (0.48)       (0.12)       --
=================================================================================================================================
    Total distributions                                           --           (0.79)     (0.82)     (0.51)       (0.21)    (0.00)
=================================================================================================================================
Redemption fees added to shares of beneficial interest          0.00            0.00       0.00       0.00           --        --
=================================================================================================================================
Net asset value, end of period                              $  16.98        $  16.14    $ 13.97    $ 13.28       $11.74    $ 9.05
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                                 5.20%          21.16%     11.35%     17.50%       32.15%    (8.08)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $170,159        $149,283    $93,363    $36,092       $9,270    $6,321
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                1.43%(d)        1.53%      1.62%      2.00%        2.00%     2.00%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             1.49%(d)        1.58%      1.67%      2.20%        3.12%     2.75%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                        1.14%(d)        0.88%      0.91%      0.10%(b)     0.14%    (1.16)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                        14%             24%        51%       129%         372%      101%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.02) and (0.14)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $162,622,203.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Global Value Fund

                                                                                           CLASS B
                                                            ---------------------------------------------------------------------
                                                            SIX MONTHS
                                                              ENDED                        YEAR ENDED DECEMBER 31,
                                                             JUNE 30,        ----------------------------------------------------
                                                               2007           2006       2005       2004          2003      2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $ 15.73         $ 13.65    $ 13.02    $ 11.57       $ 8.94    $ 9.79
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                               0.03            0.02       0.03      (0.07)(b)    (0.05)    (0.17)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.73            2.75       1.34       2.00         2.83     (0.68)
=================================================================================================================================
    Total from investment operations                            0.76            2.77       1.37       1.93         2.78     (0.85)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                            --           (0.07)     (0.08)     (0.00)       (0.03)       --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --           (0.62)     (0.66)     (0.48)       (0.12)       --
=================================================================================================================================
    Total distributions                                           --           (0.69)     (0.74)     (0.48)       (0.15)       --
=================================================================================================================================
Redemption fees added to shares of beneficial interest          0.00            0.00       0.00       0.00           --        --
=================================================================================================================================
Net asset value, end of period                               $ 16.49         $ 15.73    $ 13.65    $ 13.02       $11.57    $ 8.94
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                                 4.83%          20.27%     10.51%     16.77%       31.26%    (8.68)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $64,140         $65,013    $49,827    $24,675       $7,075    $4,624
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                2.18%(d)        2.28%      2.33%      2.65%        2.65%     2.65%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             2.24%(d)        2.33%      2.38%      2.85%        3.77%     3.40%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                        0.39%(d)        0.13%      0.20%     (0.55)%(b)   (0.51)%   (1.81)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                        14%             24%        51%       129%         372%      101%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.10) and (0.79)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $66,393,209.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Global Value Fund

                                                                                           CLASS C
                                                            ---------------------------------------------------------------------
                                                            SIX MONTHS
                                                              ENDED                        YEAR ENDED DECEMBER 31,
                                                             JUNE 30,        ----------------------------------------------------
                                                               2007           2006       2005       2004          2003      2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $ 15.74         $ 13.66    $ 13.03    $ 11.58       $ 8.94    $ 9.79
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                               0.03            0.02       0.03      (0.07)(b)    (0.05)    (0.17)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.73            2.75       1.34       2.00         2.84     (0.68)
=================================================================================================================================
    Total from investment operations                            0.76            2.77       1.37       1.93         2.79     (0.85)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                            --           (0.07)     (0.08)     (0.00)       (0.03)       --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --           (0.62)     (0.66)     (0.48)       (0.12)       --
=================================================================================================================================
    Total distributions                                           --           (0.69)     (0.74)     (0.48)       (0.15)       --
=================================================================================================================================
Redemption fees added to shares of beneficial interest          0.00            0.00       0.00       0.00           --        --
=================================================================================================================================
Net asset value, end of period                               $ 16.50         $ 15.74    $ 13.66    $ 13.03       $11.58    $ 8.94
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                                 4.83%          20.26%     10.50%     16.75%       31.37%    (8.68)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $51,931         $44,587    $24,316    $10,021       $2,853    $1,850
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                2.18%(d)        2.28%      2.33%      2.65%        2.65%     2.65%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             2.24%(d)        2.33%      2.38%      2.85%        3.77%     3.40%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                        0.39%(d)        0.13%      0.20%     (0.55)%(b)   (0.51)%   (1.81)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                        14%             24%        51%       129%         372%      101%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.10) and (0.79)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $50,105,224.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Global Value Fund

                                                                             INSTITUTIONAL CLASS
                                                              -------------------------------------------------
                                                                                               OCTOBER 25, 2005
                                                              SIX MONTHS                         (DATE SALES
                                                                ENDED           YEAR ENDED      COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,      DECEMBER 31,
                                                                 2007              2006              2005
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 16.17           $ 13.98            $13.90
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.14              0.22              0.04
---------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.74              2.83              0.86
===============================================================================================================
    Total from investment operations                              0.88              3.05              0.90
===============================================================================================================
Less distributions:
  Dividends from net investment income                              --             (0.24)            (0.16)
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             (0.62)            (0.66)
===============================================================================================================
    Total distributions                                             --             (0.86)            (0.82)
===============================================================================================================
Redemption fees added to shares of beneficial interest            0.00              0.00              0.00
===============================================================================================================
Net asset value, end of period                                 $ 17.05           $ 16.17            $13.98
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                   5.44%            21.81%             6.48%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $95,046           $51,005            $2,542
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.94%(c)          0.98%             1.09%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.00%(c)          1.03%             1.14%(d)
===============================================================================================================
Ratio of net investment income to average net assets              1.63%(c)          1.43%             1.44%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(e)                                          14%               24%               51%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $71,842,607.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION AND REGULATORY INQUIRIES


On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and AIM Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

AIM Global Value Fund

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM GLOBAL VALUE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to    use this information to compare the
                                             estimate the expenses that you paid over     ongoing costs of investing in the Fund and
As a shareholder of the Fund, you incur      the period. Simply divide your account       other funds. To do so, compare this 5%
two types of costs: (1) transaction costs,   value by $1,000 (for example, an $8,600      hypothetical example with the 5%
which may include sales charges (loads) on   account value divided by $1,000 = 8.6),      hypothetical examples that appear in the
purchase payments or contingent deferred     then multiply the result by the number in    shareholder reports of the other funds.
sales charges on redemptions, and            the table under the heading entitled
redemption fees, if any; and (2) ongoing     "Actual Expenses Paid During Period" to         Please note that the expenses shown in
costs, including management fees;            estimate the expenses you paid on your       the table are meant to highlight your
distribution and/or service (12b-1) fees;    account during this period.                  ongoing costs only and do not reflect any
and other Fund expenses. This example is                                                  transaction costs, such as sales charges
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON          (loads) on purchase payments, contingent
ongoing costs (in dollars) of investing in   PURPOSES                                     deferred sales charges on redemptions, and
the Fund and to compare these costs with                                                  redemption fees, if any. Therefore, the
ongoing costs of investing in other mutual   The table below also provides information    hypothetical information is useful in
funds. The example is based on an            about hypothetical account values and        comparing ongoing costs only, and will not
investment of $1,000 invested at the         hypothetical expenses based on the Fund's    help you determine the relative total
beginning of the period and held for the     actual expense ratio and an assumed rate     costs of owning different funds. In
entire period January 1, 2007, through       of return of 5% per year before expenses,    addition, if these transaction costs were
June 30, 2007.                               which is not the Fund's actual return.       included, your costs would have been
                                                                                          higher.
ACTUAL EXPENSES                                 The hypothetical account values and
                                             expenses may not be used to estimate the
The table below provides information about   actual ending account balance or expenses
actual account values and actual expenses.   you paid for the period. You may
You may use the information in this table,

====================================================================================================================================

                                                   ACTUAL                                HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING              ENDING             EXPENSES              ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING         ACCOUNT VALUE        PAID DURING          EXPENSE
 CLASS              (1/1/07)           (6/30/07)(1)         PERIOD(2)            (6/30/07)           PERIOD(2)            RATIO

   A               $1,000.00            $1,052.00             $ 7.28             $1,017.70             $ 7.15             1.43%
   B                1,000.00             1,048.30              11.07              1,013.98              10.89             2.18
   C                1,000.00             1,047.60              11.07              1,013.98              10.89             2.18

(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2007, through June
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM GLOBAL VALUE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     mendations and makes its own                 A. NATURE, EXTENT AND QUALITY OF SERVICES
Funds Group is required under the            recommendations regarding the performance,      PROVIDED BY AIM
Investment Company Act of 1940 to approve    fees and expenses of the AIM Funds to the
annually the renewal of the AIM Global       full Board. Moreover, the Investments        The Board reviewed the advisory services
Value Fund (the Fund) investment advisory    Committee considers each SubCommittee's      provided to the Fund by AIM under the
agreement with A I M Advisors, Inc. (AIM).   recommendations in making its annual         Fund's advisory agreement, the performance
During contract renewal meetings held on     recommendation to the Board whether to       of AIM in providing these services, and
June 25-27, 2007, the Board as a whole and   approve the continuance of each AIM Fund's   the credentials and experience of the
the disinterested or "independent"           investment advisory agreement and            officers and employees of AIM who provide
Trustees, voting separately, approved the    sub-advisory agreement, if applicable        these services. The Board's review of the
continuance of the Fund's investment         (advisory agreements), for another year.     qualifications of AIM to provide these
advisory agreement for another year,                                                      services included the Board's
effective July 1, 2007. In doing so, the        The independent Trustees, as mentioned    consideration of AIM's portfolio and
Board determined that the Fund's advisory    above, are assisted in their annual          product review process, various back
agreement is in the best interests of the    evaluation of the advisory agreements by     office support functions provided by AIM,
Fund and its shareholders and that the       the independent Senior Officer. One          and AIM's equity and fixed income trading
compensation to AIM under the Fund's         responsibility of the Senior Officer is to   operations. The Board concluded that the
advisory agreement is fair and reasonable.   manage the process by which the AIM Funds'   nature, extent and quality of the advisory
                                             proposed management fees are negotiated      services provided to the Fund by AIM were
     The independent Trustees met            during the annual contract renewal process   appropriate and that AIM currently is
separately during their evaluation of the    to ensure that they are negotiated in a      providing satisfactory advisory services
Fund's investment advisory agreement with    manner which is at arms' length and          in accordance with the terms of the Fund's
independent legal counsel from whom they     reasonable. Accordingly, the Senior          advisory agreement. In addition, based on
received independent legal advice, and the   Officer must either supervise a              their ongoing meetings throughout the year
independent Trustees also received           competitive bidding process or prepare an    with the Fund's portfolio managers, the
assistance during their deliberations from   independent written evaluation. The Senior   Board concluded that these individuals are
the independent Senior Officer, a            Officer has recommended that an              competent and able to continue to carry
full-time officer of the AIM Funds who       independent written evaluation be provided   out their responsibilities under the
reports directly to the independent          and, upon the direction of the Board, has    Fund's advisory agreement.
Trustees. The following discussion more      prepared an independent written
fully describes the process employed by      evaluation.                                     In determining whether to continue the
the Board to evaluate the performance of                                                  Fund's advisory agreement, the Board
the AIM Funds (including the Fund)              During the annual contract renewal        considered the prior relationship between
throughout the year and, more                process, the Board considered the factors    AIM and the Fund, as well as the Board's
specifically, during the annual contract     discussed below under the heading "Factors   knowledge of AIM's operations, and
renewal meetings.                            and Conclusions and Summary of Independent   concluded that it was beneficial to
                                             Written Fee Evaluation" in evaluating the    maintain the current relationship, in
THE BOARD'S FUND EVALUATION PROCESS          fairness and reasonableness of the Fund's    part, because of such knowledge. The Board
                                             advisory agreement at the contract renewal   also considered the steps that AIM and its
The Board's Investments Committee has        meetings and at their meetings throughout    affiliates have taken over the last
established three Sub-Committees which are   the year as part of their ongoing            several years to improve the quality and
responsible for overseeing the management    oversight of the Fund. The Fund's advisory   efficiency of the services they provide to
of a number of the series portfolios of      agreement was considered separately,         the Funds in the areas of investment
the AIM Funds. This SubCommittee structure   although the Board also considered the       performance, product line diversification,
permits the Trustees to focus on the         common interests of all of the AIM Funds     distribution, fund operations, shareholder
performance of the AIM Funds that have       in their deliberations. The Board            services and compliance. The Board
been assigned to them. The Sub-Committees    comprehensively considered all of the        concluded that the quality and efficiency
meet throughout the year to review the       information provided to them and did not     of the services AIM and its affiliates
performance of their assigned funds, and     identify any particular factor that was      provide to the AIM Funds in each of these
the Sub-Committees review monthly and        controlling. Furthermore, each Trustee may   areas have generally improved, and support
quarterly comparative performance            have evaluated the information provided      the Board's approval of the continuance of
information and periodic asset flow data     differently from one another and             the Fund's advisory agreement.
for their assigned funds. These materials    attributed different weight to the various
are prepared under the direction and         factors. The Trustees recognized that the    B. FUND PERFORMANCE
supervision of the independent Senior        advisory arrangements and resulting
Officer. Over the course of each year, the   advisory fees for the Fund and the other     The Board compared the Fund's performance
SubCommittees meet with portfolio managers   AIM Funds are the result of years of         during the past one, three and five
for their assigned funds and other members   review and negotiation between the           calendar years to the performance of funds
of management and review with these          Trustees and AIM, that the Trustees may      in the Fund's Lipper peer group that are
individuals the performance, investment      focus to a greater extent on certain         not managed by AIM, and against the
objective(s), policies, strategies and       aspects of these arrangements in some        performance of all funds in the Lipper
limitations of these funds.                  years than others, and that the Trustees'    Global Multi-Cap Value Funds Index. The
                                             deliberations and conclusions in a           Board also reviewed the methodology used
     In addition to their meetings           particular year may be based in part on      by Lipper to identify the Fund's peers.
throughout the year, the Sub-Committees      their deliberations and conclusions of       The Board noted that the Fund's
meet at designated contract renewal          these same arrangements throughout the       performance was comparable to the median
meetings each year to conduct an in-depth    year and in prior years.                     performance of its peers for the one and
review of the performance, fees and                                                       five year periods, and below such
expenses of their assigned funds. During     FACTORS AND CONCLUSIONS AND SUMMARY OF       performance for the three year period. The
the contract renewal process, the Trustees   INDEPENDENT WRITTEN FEE EVALUATION           Board noted that the Fund's performance
receive comparative performance and fee                                                   was comparable to the performance of the
data regarding all the AIM Funds prepared    The discussion below serves as a summary     Index for the one, three and five year
by an independent company, Lipper, Inc.,     of the Senior Officer's independent          periods. The Board also considered the
under the direction and supervision of the   written evaluation, as well as a             steps AIM has taken over the last several
independent Senior Officer who also          discussion of the material factors and       years to improve the quality and
prepares a separate analysis of this         related conclusions that formed the basis    efficiency of the services that AIM
information for the Trustees. Each           for the Board's approval of the Fund's       provides to the AIM Funds. The Board
Sub-Committee then makes recommendations     advisory agreement. Unless otherwise         concluded that AIM continues to be
to the Investments Committee regarding the   stated, information set forth below is as    responsive to the Board's focus on fund
performance, fees and expenses of their      of June 27, 2007 and does not reflect any    performance. However, due to the Fund's
assigned funds. The Investments Committee    changes that may have occurred since that    underperformance, the Board also concluded
considers each Sub-Committee's               date, including but not limited to changes   that it would be appropriate for the Board
recom-                                       to the Fund's performance, advisory fees,    to continue to closely monitor and review
                                             expense limitations and/or fee waivers.      the per-

                                                                                                                         (continued)

AIM GLOBAL VALUE FUND

formance of the Fund. Although the           charged by third party service providers     by the Fund and/or other funds advised by
independent written evaluation of the        based on the combined size of all of the     AIM are used to pay for research and
Fund's Senior Officer (discussed below)      AIM Funds and affiliates.                    execution services. The Board noted that
only considered Fund performance through                                                  soft dollar arrangements shift the payment
the most recent calendar year, the Board     E. PROFITABILITY AND FINANCIAL RESOURCES     obligation for the research and executions
also reviewed more recent Fund performance      OF AIM                                    services from AIM to the funds and
and this review did not change their                                                      therefore may reduce AIM's expenses. The
conclusions.                                 The Board reviewed information from AIM      Board also noted that research obtained
                                             concerning the costs of the advisory and     through soft dollar arrangements may be
C. ADVISORY FEES AND FEE WAIVERS             other services that AIM and its affiliates   used by AIM in making investment decisions
                                             provide to the Fund and the profitability    for the Fund and may therefore benefit
The Board compared the Fund's contractual    of AIM and its affiliates in providing       Fund shareholders. The Board concluded
advisory fee rate to the contractual         these services. The Board also reviewed      that AIM's soft dollar arrangements were
advisory fee rates of funds in the Fund's    information concerning the financial         appropriate. The Board also concluded
Lipper peer group that are not managed by    condition of AIM and its affiliates. The     that, based on their review and
AIM, at a common asset level and as of the   Board also reviewed with AIM the             representations made by AIM, these
end of the past calendar year. The Board     methodology used to prepare the              arrangements were consistent with
noted that the Fund's advisory fee rate      profitability information. The Board         regulatory requirements.
was comparable to the median advisory fee    considered the overall profitability of
rate of its peers. The Board also reviewed   AIM, as well as the profitability of AIM        The Board considered the fact that the
the methodology used by Lipper and noted     in connection with managing the Fund. The    Fund's uninvested cash and cash collateral
that the contractual fee rates shown by      Board noted that AIM continues to operate    from any securities lending arrangements
Lipper include any applicable long-term      at a net profit, although increased          may be invested in money market funds
contractual fee waivers. The Board noted     expenses in recent years have reduced the    advised by AIM pursuant to procedures
that AIM does not serve as an advisor to     profitability of AIM and its affiliates.     approved by the Board. The Board noted
other mutual funds or other clients with     The Board concluded that the Fund's          that AIM will receive advisory fees from
investment strategies comparable to those    advisory fees were fair and reasonable,      these affiliated money market funds
of the Fund.                                 and that the level of profits realized by    attributable to such investments, although
                                             AIM and its affiliates from providing        AIM has contractually agreed to waive the
   The Board noted that AIM has not          services to the Fund was not excessive in    advisory fees payable by the Fund with
proposed any advisory fee waivers or         light of the nature, quality and extent of   respect to its investment of uninvested
expense limitations for the Fund. However,   the services provided. The Board             cash in these affiliated money market
the Board also noted that AIM has            considered whether AIM is financially        funds through at least June 30, 2008. The
recommended that the Board approve an        sound and has the resources necessary to     Board considered the contractual nature of
amendment to the Fund's contractual          perform its obligations under the Fund's     this fee waiver and noted that it remains
advisory fee schedule that would implement   advisory agreement, and concluded that AIM   in effect until at least June 30, 2008.
the contractual advisory fee waiver that     has the financial resources necessary to     The Board concluded that the Fund's
had been formerly committed to by AIM,       fulfill these obligations.                   investment of uninvested cash and cash
which waiver provided for lower effective                                                 collateral from any securities lending
fee rates at all asset levels than the       F. INDEPENDENT WRITTEN EVALUATION OF THE     arrangements in the affiliated money
Fund's current contractual advisory fee         FUND'S SENIOR OFFICER                     market funds is in the best interests of
schedule. The Board noted that AIM's                                                      the Fund and its shareholders.
recommendation was made in response to the   The Board noted that, upon their
recommendation of the independent Senior     direction, the Senior Officer of the Fund,
Officer that AIM consider whether the        who is independent of AIM and AIM's
advisory fee waivers for certain equity      affiliates, had prepared an independent
AIM Funds, including the Fund, should be     written evaluation to assist the Board in
simplified. The Board concluded that it      determining the reasonableness of the
would be appropriate to approve the          proposed management fees of the AIM Funds,
proposed amendment to the Fund's             including the Fund. The Board noted that
contractual advisory fee schedule and that   they had relied upon the Senior Officer's
it was not necessary at this time to         written evaluation instead of a
discuss with AIM whether to implement any    competitive bidding process. In
fee waivers or expense limitations for the   determining whether to continue the Fund's
Fund.                                        advisory agreement, the Board considered
                                             the Senior Officer's written evaluation.
   After taking account of the Fund's
contractual advisory fee rate, as well as    G. COLLATERAL BENEFITS TO AIM AND ITS
the comparative advisory fee information        AFFILIATES
discussed above, the Board concluded that
the Fund's advisory fees were fair and       The Board considered various other
reasonable.                                  benefits received by AIM and its
                                             affiliates resulting from AIM's
D. ECONOMIES OF SCALE AND BREAKPOINTS        relationship with the Fund, including the
                                             fees received by AIM and its affiliates
The Board considered the extent to which     for their provision of administrative,
there are economies of scale in AIM's        transfer agency and distribution services
provision of advisory services to the        to the Fund. The Board considered the
Fund. The Board also considered whether      performance of AIM and its affiliates in
the Fund benefits from such economies of     providing these services and the
scale through contractual breakpoints in     organizational structure employed by AIM
the Fund's advisory fee schedule or          and its affiliates to provide these
through advisory fee waivers or expense      services. The Board also considered that
limitations. The Board noted that the        these services are provided to the Fund
Fund's contractual advisory fee schedule     pursuant to written contracts which are
currently includes only one breakpoint but   reviewed and approved on an annual basis
that the amendment to the Fund's             by the Board. The Board concluded that AIM
contractual advisory fee schedule            and its affiliates were providing these
discussed above provides for seven           services in a satisfactory manner and in
breakpoints. Based on this information,      accordance with the terms of their
the Board concluded that the Fund's          contracts, and were qualified to continue
advisory fees will appropriately reflect     to provide these services to the Fund.
economies of scale upon the Board's
approval of the amendment to the Fund's         The Board considered the benefits
contractual advisory fee schedule. The       realized by AIM as a result of portfolio
Board also noted that the Fund shares        brokerage transactions executed through
directly in economies of scale through       "soft dollar" arrangements. Under these
lower fees                                   arrangements, portfolio brokerage
                                             commissions paid

Supplement to Semiannual Report dated 6/30/07

AIM GLOBAL VALUE FUND

INSTITUTIONAL CLASS SHARES                   ==========================================      A REDEMPTION FEE OF 2% WILL BE IMPOSED
                                             AVERAGE ANNUAL TOTAL RETURNS                 ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
The following information has been                                                        THE FUND WITHIN 30 DAYS OF PURCHASE.
prepared to provide Institutional Class      For periods ended 6/30/07                    EXCEPTIONS TO THE REDEMPTION FEE ARE
shareholders with a performance overview                                                  LISTED IN THE FUND'S PROSPECTUS.
specific to their holdings. Institutional    Inception                           11.36%
Class shares are offered exclusively to      5 Years                             16.05       HAD THE ADVISOR NOT WAIVED FEES AND/OR
institutional investors, including defined   1 Year                              19.07    REIMBURSED EXPENSES IN THE PAST,
contribution plans that meet certain         6 Months*                            5.44    PERFORMANCE WOULD HAVE BEEN LOWER.
criteria.
                                             * Cumulative total return that has not          PLEASE NOTE THAT PAST PERFORMANCE IS
                                               been annualized                            NOT INDICATIVE OF FUTURE RESULTS. MORE
                                             ==========================================   RECENT RETURNS MAY BE MORE OR LESS THAN
                                                                                          THOSE SHOWN. ALL RETURNS ASSUME
                                             INSTITUTIONAL CLASS SHARES' INCEPTION DATE   REINVESTMENT OF DISTRIBUTIONS AT NAV.
                                             IS OCTOBER 25, 2005. RETURNS SINCE THAT      INVESTMENT RETURN AND PRINCIPAL VALUE WILL
                                             DATE ARE HISTORICAL RETURNS. ALL OTHER       FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
                                             RETURNS ARE BLENDED RETURNS OF HISTORICAL    MAY BE WORTH MORE OR LESS THAN THEIR
                                             INSTITUTIONAL CLASS SHARE PERFORMANCE AND    ORIGINAL COST. SEE FULL REPORT FOR
                                             RESTATED CLASS A SHARE PERFORMANCE (FOR      INFORMATION ON COMPARATIVE BENCHMARKS.
                                             PERIODS PRIOR TO THE INCEPTION DATE OF       PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             INSTITUTIONAL CLASS SHARES) AT NET ASSET     MORE INFORMATION. FOR THE MOST CURRENT
                                             VALUE (NAV) AND REFLECT THE HIGHER RULE      MONTH-END PERFORMANCE, PLEASE CALL
                                             12B-1 FEES APPLICABLE TO CLASS A SHARES.     800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             CLASS A SHARES' INCEPTION DATE IS DECEMBER
                                             29, 2000.

                                                INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE IS AT
                                             NAV. PERFORMANCE OF INSTITUTIONAL CLASS
                                             SHARES WILL DIFFER FROM PERFORMANCE OF
==========================================   OTHER SHARE CLASSES PRIMARILY DUE TO
NASDAQ SYMBOL                        AWSIX   DIFFERING SALES CHARGES AND CLASS
==========================================   EXPENSES.

Over for information on your Fund's expenses.

=======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=======================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                             [AIM INVESTMENTS LOGO]
AIMinvestments.com               GLV-INS-2              A I M Distributors, Inc.                            --REGISTERED TRADEMARK--

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      expenses that you paid over the period.         The hypothetical account values and
                                             Simply divide your account value by $1,000   expenses may not be used to estimate the
As a shareholder of the Fund, you incur      (for example, an $8,600 account value        actual ending account balance or expenses
ongoing costs, including management fees     divided by $1,000 = 8.6), then multiply      you paid for the period. You may use this
and other Fund expenses. This example is     the result by the number in the table        information to compare the ongoing costs
intended to help you understand your         under the heading entitled "Actual           of investing in the Fund and other funds.
ongoing costs (in dollars) of investing in   Expenses Paid During Period" to estimate     To do so, compare this 5% hypothetical
the Fund and to compare these costs with     the expenses you paid on your account        example with the 5% hypothetical examples
ongoing costs of investing in other mutual   during this period.                          that appear in the shareholder reports of
funds. The example is based on an                                                         the other funds.
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON
beginning of the period and held for the     PURPOSES                                        Please note that the expenses shown in
entire period January 1, 2007, through                                                    the table are meant to highlight your
June 30, 2007.                               The table below also provides information    ongoing costs only. Therefore, the
                                             about hypothetical account values and        hypothetical information is useful in
ACTUAL EXPENSES                              hypothetical expenses based on the Fund's    comparing ongoing costs only, and will not
                                             actual expense ratio and an assumed rate     help you determine the relative total
The table below provides information about   of return of 5% per year before expenses,    costs of owning different funds.
actual account values and actual expenses.   which is not the Fund's actual return.
You may use the information in this table,
together with the amount you invested, to
estimate the

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
SHARE            ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS               (1/1/07)             (6/30/07)(1)           PERIOD(2)      (6/30/07)           PERIOD(2)           RATIO

Institutional      $1,000.00              $1,054.40               $4.79        $1,020.13             $4.71             0.94%

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2007, through June 30,
    2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIMinvestments.com               GLV-INS-2              A I M Distributors, Inc.

                            [EDELIVERY GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY                                            FUND HOLDINGS AND PROXY VOTING INFORMATION

eDelivery is the process of receiving your fund and account       The Fund provides a complete list of its holdings four times in
information via e-mail. Once your quarterly statements, tax       each fiscal year, at the quarter-ends. For the second and fourth
forms, fund reports, and prospectuses are available, we will      quarters, the lists appear in the Fund's semiannual and annual
send you an e-mail notification containing links to these         reports to shareholders. For the first and third quarters, the
documents. For security purposes, you will need to log in to      Fund files the lists with the Securities and Exchange Commission
your account to view your statements and tax forms.               (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. From our home page, click on
WHY SIGN UP?                                                      Products & Performance, then Mutual Funds, then Fund Overview.
                                                                  Select your Fund from the drop-down menu and click on Complete
Register for eDelivery to:                                        Quarterly Holdings. Shareholders can also look up the Fund's Forms
                                                                  N-Q on the SEC Web site at sec.gov. Copies of the Fund's Forms N-Q
o  save your Fund the cost of printing and postage.               may be reviewed and copied at the SEC Public Reference Room in
                                                                  Washington, D.C. You can obtain information on the operation of
o  reduce the amount of paper you receive.                        the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by
o  gain access to your documents faster by not waiting for the    electronic request at the following e-mail address:
   mail.                                                          publicinfo@sec.gov. The SEC file numbers for the Fund are
                                                                  811-01540 and 002-27334.
o  view your documents online anytime at your convenience.
                                                                  A description of the policies and procedures that the Fund uses to
o  save the documents to your personal computer or print them     determine how to vote proxies relating to portfolio securities is
   out for your records.                                          available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site,
HOW DO I SIGN UP?                                                 AIMinvestments.com. On the home page, scroll down and click on AIM
                                                                  Funds Proxy Policy. The information is also available on the SEC
It's easy. Just follow these simple steps:                        Web site, sec.gov.

1. Log in to your account.                                        Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is
2. Click on the "Service Center" tab.                             available at our Web site. Go to AIMinvestments.com, access the
                                                                  About Us tab, click on Required Notices and then click on Proxy
3. Select "Register for eDelivery" and complete the consent       Voting Activity. Next, select the Fund from the drop-down menu.
   process.                                                       The information is also available on the SEC Web site, sec.gov.

This AIM service is provided by AIM Investment Services, Inc.

                                                                  GLV-SAR-1     A I M Distributors, Inc.     [AIM INVESTMENTS LOGO]
                                                                                                            --REGISTERED TRADEMARK--

                                            AIM INTERNATIONAL SMALL COMPANY FUND
                               Semiannual Report to Shareholders o June 30, 2007

INTERNATIONAL/GLOBAL EQUITY

International/Global Growth

Table of Contents

Letter to Shareholders ...................    2
Fund Performance .........................    3
Schedule of Investments ..................    4
Financial Statements .....................    8
Notes to Financial Statements ............   10
Financial Highlights .....................   16
Fund Expenses ............................   21
Approval of Advisory Agreement ...........   22

                             For the most current month-end Fund performance and commentary, please visit AIMinvestments.com.

                             Unless otherwise noted, all data in this report are from A I M Management Group Inc.

                             If used after October 20, 2007, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end.

                             THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A
                             CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS
                             MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
                             AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY
                             BEFORE INVESTING.
 [AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--     NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

AIM INTERNATIONAL SMALL COMPANY FUND

                                             Dear Fellow Shareholders:

                                             In overseeing the management of the AIM family of funds on your behalf, your Board of
                                             Trustees of the AIM Funds continues to focus on improved investment performance,
    [CROCKETT                                reduced shareholder costs, and high ethical standards.
      PHOTO]
                                             Since my last letter, your Board has welcomed two new members: Marty Flanagan,
                                             President and CEO of INVESCO, AIM's parent company, and Phil Taylor, who was named CEO
Bruce L. Crockett                            of AIM Investments --REGISTERED TRADEMARK-- in April 2006. Robert Graham, who has given more than 30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as Vice Chairman of the Board. We thank Bob for his many contributions and wish him a long and happy future.

                                                Our review of fund performance has shown healthy progress, but the process is necessarily one of continuous improvement. In general, as of June 30, 2007, we have seen persistent investment discipline and more consistently good results. While this statement may not apply to every AIM Fund all the time, as I write this letter, the overall trend in fund management and performance has been positive.

                                                The investment management talent at AIM has recently been enhanced by the promotion of Karen Dunn Kelley to Head of INVESCO's Worldwide Fixed Income as well as Director of
                                             AIM Global and Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under Karen's direction, AIM's cash management organization grew to one of the world's largest and most respected, with top-tier performance. The operations now combined under her charge represent more than $150 billion in assets, 120 investment professionals, and products that span the entire yield curve.

                                                In other news, your Board took a more active role in preparing for "proxy season,"
                                             the period when fund managers must vote the shares held by their funds "for" or
                                             "against" various proposals on the ballots of the issuing companies. Beginning in the
                                             2007 proxy season, AIM implemented new proxy voting policies, developed by management in conjunction with an ad hoc Board committee, which provided a solid framework for properly evaluating and executing the many decisions the AIM Funds are required to make to vote shares.

                                                In general, the AIM Funds voted for proposals that would allow shareholders a greater role in election of directors, proxy access and "say for pay." The AIM Funds voted against directors who AIM believed failed to govern well in cases of corporate mismanagement, such as the backdating of options grants, and against "poison pill" and
                                             "take under" proposals that would favor the financial interests of managers at the expense of investors in the case of a merger or acquisition. You can view the proxy votes cast for your fund by going to AIMinvestments.com. Click the "About Us" tab, then go to "Required Notices" and "Proxy Voting Activity."

                                                Additionally, your Board raised the amount its members are recommended to invest in the AIM Funds within three years of joining the Board, with the goal of aligning our interests even more closely with yours.

                                                Furthermore, at our June meeting we renewed the investment advisory contracts between the AIM Funds and AIM for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the "Products and Performance" tab and go to
                                             "Investment Advisory Agreement Renewals."

                                                Your Board's ability to best represent your interests depends on our knowledge of your opinions and concerns. Please send me an email (bruce@brucecrockett.com) with your thoughts on the following:

                                                1)  How important is it to you to hear about your Board's decisions and activities in these letters?

                                                2)  What other information (on overall performance, specific funds, managers, etc.) would make the letters more meaningful to you?

                                                3)  Would you prefer that communication from your Board continue to be delivered in paper form by regular mail or be sent electronically by email?

                                                If you would prefer to communicate through a quick online survey, please go to
                                             AIMinvestments.com and provide your responses there.

                                                We need to hear from you to do our best job, and I look forward to your responses.

                                             Sincerely,


                                             /s/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board of Directors

                                             August 10, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by AIM
                                             Investments and the PowerShares Exchange-Traded Fund Trust.

AIM INTERNATIONAL SMALL COMPANY FUND

FUND PERFORMANCE
=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 12/31/06-6/30/07, excluding applicable sales charges. If sales charges were included, returns would be lower.

Class A Shares                                                                   19.44%
Class B Shares                                                                   19.00
Class C Shares                                                                   19.01
MSCI EAFE Index(1) (Broad Market Index)                                          10.74
MSCI World Ex-US Small Cap Index(1) (Style-Specific Index)                       12.81
Lipper International Small/Mid-Cap Growth Funds Index(1) (Peer Group Index)      14.85

SOURCE: (1)LIPPER INC.

The unmanaged MSCI Europe, Australasia and the Far East Index (the MSCI EAFE
--REGISTERED TRADEMARK-- INDEX) is a group of foreign securities tracked by Morgan
Stanley Capital International.

   The MSCI WORLD EX-US SMALL CAP INDEX measures securities in the global developed markets excluding the United States with market capitalizations between $200 million-$1,500 million. It is compiled by Morgan Stanley Capital International.

   The unmanaged LIPPER INTERNATIONAL SMALL/MID-CAP GROWTH FUNDS INDEX represents an average of the performance of the largest international small/mid-cap growth mutual funds tracked by Lipper Inc., an independent mutual fund performance monitor.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.
=======================================================================================

==========================================   CHARGE UNLESS OTHERWISE STATED.                 HAD THE ADVISOR NOT WAIVED FEES AND/OR
FUND PERFORMANCE                                                                          REIMBURSED EXPENSES IN THE PAST,
                                             PERFORMANCE FIGURES DO NOT REFLECT           PERFORMANCE WOULD HAVE BEEN LOWER.
As of 6/30/07, including applicable          DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY
sales charges                                ON FUND DISTRIBUTIONS OR SALE OF FUND           A REDEMPTION FEE OF 2% WILL BE IMPOSED
                                             SHARES. INVESTMENT RETURN AND PRINCIPAL      ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
CLASS A SHARES                               VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE    THE FUND WITHIN 30 DAYS OF PURCHASE.
Inception (8/31/00)                 19.65%   A GAIN OR LOSS WHEN YOU SELL SHARES.         EXCEPTIONS TO THE REDEMPTION FEE ARE
   5 Years                          33.37                                                 LISTED IN THE FUND'S PROSPECTUS.
   1 Year                           30.75       THE TOTAL ANNUAL FUND OPERATING EXPENSE
                                             RATIO SET FORTH IN THE MOST RECENT FUND
CLASS B SHARES                               PROSPECTUS AS OF THE DATE OF THIS REPORT
Inception (8/31/00)                 19.82%   FOR CLASS A, CLASS B AND CLASS C SHARES
   5 Years                          33.81    WAS 1.55%, 2.30% AND 2.30%, RESPECTIVELY.
   1 Year                           32.32    THE EXPENSE RATIOS PRESENTED ABOVE MAY
                                             VARY FROM THE EXPENSE RATIOS PRESENTED IN
CLASS C SHARES                               OTHER SECTIONS OF THIS REPORT THAT ARE
Inception (8/31/00)                 19.82%   BASED ON EXPENSES INCURRED DURING THE
   5 Years                          33.96    PERIOD COVERED BY THIS REPORT.
   1 Year                           36.33
==========================================      CLASS A SHARE PERFORMANCE REFLECTS THE
                                             MAXIMUM 5.50% SALES CHARGE, AND CLASS B
THE PERFORMANCE DATA QUOTED REPRESENT PAST   AND CLASS C SHARE PERFORMANCE REFLECTS THE
PERFORMANCE AND CANNOT GUARANTEE             APPLICABLE CONTINGENT DEFERRED SALES
COMPARABLE FUTURE RESULTS; CURRENT           CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   CDSC ON CLASS B SHARES DECLINES FROM 5%
VISIT AIMINVESTMENTS.COM FOR THE MOST        BEGINNING AT THE TIME OF PURCHASE TO 0% AT
RECENT MONTH-END PERFORMANCE. PERFORMANCE    THE BEGINNING OF THE SEVENTH YEAR. THE
FIGURES REFLECT REINVESTED DISTRIBUTIONS,    CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
CHANGES IN NET ASSET VALUE AND THE EFFECT    YEAR AFTER PURCHASE.
OF THE MAXIMUM SALES
                                                THE PERFORMANCE OF THE FUND'S SHARE
                                             CLASSES WILL DIFFER PRIMARILY DUE TO
                                             DIFFERENT SALES CHARGE STRUCTURES AND
                                             CLASS EXPENSES.

AIM International Small Company Fund

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2007


---------------------------------------------------------
Industrials                                       22.6%
---------------------------------------------------------
Consumer Discretionary                            20.3
---------------------------------------------------------
Financials                                        16.0
---------------------------------------------------------
Materials                                          8.9
---------------------------------------------------------
Energy                                             7.1
---------------------------------------------------------
Consumer Staples                                   6.6
---------------------------------------------------------
Utilities                                          4.1
---------------------------------------------------------
Health Care                                        3.8
---------------------------------------------------------
Information Technology                             1.4
---------------------------------------------------------
Telecommunication Services                         0.9
---------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                      8.3
_________________________________________________________
=========================================================

SCHEDULE OF INVESTMENTS*

June 30, 2007
(Unaudited)


                                                 SHARES          VALUE
---------------------------------------------------------------------------
FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-89.82%

AUSTRALIA-3.84%

Australian Wealth Management Ltd. (Asset
  Management & Custody Banks)(a)                 4,972,600   $   11,143,265
---------------------------------------------------------------------------
Bradken Ltd. (Construction & Farm Machinery &
  Heavy Trucks)(a)                                 890,969        8,020,726
---------------------------------------------------------------------------
MFS Ltd. (Hotels, Resorts & Cruise Lines)(a)     1,957,447        9,572,528
---------------------------------------------------------------------------
United Group Ltd. (Construction &
  Engineering)(a)                                  784,500       11,044,282
===========================================================================
                                                                 39,780,801
===========================================================================

AUSTRIA-1.28%

Andritz A.G. (Industrial Machinery)(a)             201,600       13,294,982
===========================================================================

BELGIUM-0.68%

EVS Broadcast Equipment S.A. (Communications
  Equipment)(a)                                     86,160        7,084,188
===========================================================================

BRAZIL-6.46%

All America Latina Logistica (Railroads)(b)        593,200        8,118,024
---------------------------------------------------------------------------
American Banknote S.A. (Commercial Printing)
  (Acquired 04/26/06; Cost $2,603,647)(c)          325,900        3,770,716
---------------------------------------------------------------------------
American Banknote S.A. (Commercial Printing)       927,200       10,727,854
---------------------------------------------------------------------------
Equatorial Energia S.A. (Electric Utilities)
  (Acquired 03/31/06; Cost $2,726,949)(c)(d)       411,600        4,111,519
---------------------------------------------------------------------------
Equatorial Energia S.A. (Electric
  Utilities)(d)                                  1,197,000       11,956,969
---------------------------------------------------------------------------
Gafisa S.A. (Homebuilding)                         559,000        8,751,128
---------------------------------------------------------------------------

                                                 SHARES          VALUE
---------------------------------------------------------------------------

BRAZIL-(CONTINUED)

Klabin Segall S.A. (Real Estate Management &
  Development) (Acquired 10/06/06; Cost
  $4,184,358)(c)                                   602,980   $    6,313,927
---------------------------------------------------------------------------
Klabin Segall S.A. (Real Estate Management &
  Development)                                     518,500        5,429,319
---------------------------------------------------------------------------
OdontoPrev S.A. (Life & Health Insurance)
  (Acquired 11/30/06; Cost $1,805,033)(c)          139,600        3,907,729
---------------------------------------------------------------------------
OdontoPrev S.A. (Life & Health Insurance)          138,100        3,865,741
===========================================================================
                                                                 66,952,926
===========================================================================

CANADA-11.78%

Aspreva Pharmaceuticals Corp.
  (Pharmaceuticals)(e)                             182,329        3,154,292
---------------------------------------------------------------------------
Axcan Pharma Inc. (Pharmaceuticals)(e)             701,000       13,559,249
---------------------------------------------------------------------------
BMTC Group, Inc.-Class A (Homefurnishing
  Retail)                                          147,564        3,145,261
---------------------------------------------------------------------------
Bonnett's Energy Services Trust (Oil & Gas
  Equipment & Services)(f)                         538,300        6,014,807
---------------------------------------------------------------------------
Canam Group Inc. (Steel) (Acquired 03/18/05;
  Cost $2,870,694)(c)                              600,000        5,915,493
---------------------------------------------------------------------------
Canam Group Inc. (Steel)                           291,200        2,870,986
---------------------------------------------------------------------------
FirstService Corp. (Real Estate Management &
  Development)(e)                                  181,600        6,605,807
---------------------------------------------------------------------------
Genesis Land Development Corp. (Real Estate
  Management & Development)(e)                     909,000        6,486,760
---------------------------------------------------------------------------
Home Capital Group Inc. (Thrifts & Mortgage
  Finance)                                         236,500        8,194,225
---------------------------------------------------------------------------

AIM International Small Company Fund


                                                 SHARES          VALUE
---------------------------------------------------------------------------
CANADA-(CONTINUED)

HudBay Minerals, Inc. (Diversified Metals &
  Mining)(e)                                       355,700   $    7,434,631
---------------------------------------------------------------------------
Kingsway Financial Services Inc. (Property &
  Casualty Insurance)                              412,000        7,651,981
---------------------------------------------------------------------------
Reitmans (Canada) Ltd.-Class A (Apparel
  Retail)                                          555,000       12,001,549
---------------------------------------------------------------------------
Sherritt International Corp. (Diversified
  Metals & Mining)                                 661,907        9,179,687
---------------------------------------------------------------------------
Stoneham Drilling Trust (Oil & Gas
  Drilling)(f)                                     399,000        7,024,648
---------------------------------------------------------------------------
Total Energy Trust Ltd. (Oil & Gas Equipment
  & Services)                                      641,490        6,746,186
---------------------------------------------------------------------------
Transat A.T. Inc.-Class A (Airlines)(f)            238,300        7,383,944
---------------------------------------------------------------------------
Trican Well Service Ltd. (Oil & Gas Equipment
  & Services)                                      433,180        8,822,229
===========================================================================
                                                                122,191,735
===========================================================================

CHINA-3.22%

Century Sunshine Ecological Technology
  Holdings Ltd. (Fertilizers & Agricultural
  Chemicals)                                    58,560,000        9,661,265
---------------------------------------------------------------------------
Samson Holding Ltd. (Home Furnishings)          13,403,000        6,942,251
---------------------------------------------------------------------------
Xinyi Glass Holding Co. Ltd. (Auto Parts &
  Equipment)                                    18,784,000       16,768,211
===========================================================================
                                                                 33,371,727
===========================================================================

DENMARK-0.94%

TK Development A.S. (Real Estate Management &
  Development)(a)(e)                               424,200        9,755,240
===========================================================================

FINLAND-1.07%

Nokian Renkaat Oyj (Tires & Rubber)(a)             318,000       11,126,565
===========================================================================

GERMANY-0.81%

MTU Aero Engines Holding A.G. (Aerospace &
  Defense)(a)                                      130,000        8,434,597
===========================================================================

GREECE-5.17%

Intralot S.A. (Casinos & Gaming)                   505,300       16,290,457
---------------------------------------------------------------------------
Jumbo S.A. (Leisure Products)                      459,000       15,940,853
---------------------------------------------------------------------------
Mytilineos Holdings S.A. (Diversified Metals
  & Mining)                                        239,000       12,026,784
---------------------------------------------------------------------------
Titan Cement Co. (Construction Materials)          161,200        9,337,939
===========================================================================
                                                                 53,596,033
===========================================================================

HONG KONG-5.49%

AMVIG Holdings Ltd. (Paper Packaging)            3,914,000        5,306,033
---------------------------------------------------------------------------
First Pacific Co. Ltd. (Multi-Sector
  Holdings)                                     25,546,000       18,459,273
---------------------------------------------------------------------------
Hopewell Holdings Ltd. (Highways &
  Railtracks)                                    2,443,000        9,966,837
---------------------------------------------------------------------------
Paliburg Holdings Ltd. (Hotels, Resorts &
  Cruise Lines)(a)                             169,942,000        7,914,917
---------------------------------------------------------------------------

                                                 SHARES          VALUE
---------------------------------------------------------------------------

HONG KONG-(CONTINUED)

PYI Corp. (Construction & Engineering)          13,748,000   $    6,417,644
---------------------------------------------------------------------------
Regal Hotels International Holdings Ltd.
  (Hotels, Resorts & Cruise Lines)(a)          105,126,000        8,888,092
===========================================================================
                                                                 56,952,796
===========================================================================

HUNGARY-0.65%

Richter Gedeon Nyrt. (Pharmaceuticals)(a)           33,921        6,789,823
===========================================================================

INDONESIA-1.68%

PT Kawasan Industri Jababeka Tbk (Real Estate
  Management & Development)                    271,308,000        6,463,293
---------------------------------------------------------------------------
Total Bangun Persada (Real Estate Management
  & Development)                               122,332,000       10,979,382
===========================================================================
                                                                 17,442,675
===========================================================================

IRELAND-1.13%

Paddy Power PLC (Casinos & Gaming)                 375,000       11,709,034
===========================================================================

ISRAEL-0.89%

Israel Discount Bank-Class A (Diversified
  Banks)(a)(e)                                   4,483,406        9,218,230
===========================================================================

ITALY-0.85%

Cementir S.p.A. Cementerie del Tirreno
  (Construction Materials)(a)                      625,000        8,852,247
===========================================================================

JAPAN-3.82%

EXEDY Corp. (Auto Parts & Equipment)(a)            406,600       11,062,076
---------------------------------------------------------------------------
Miyano Machinery Inc. (Industrial
  Machinery)(a)                                  1,477,000        4,936,491
---------------------------------------------------------------------------
Nippon Ceramic Co., Ltd. (Electronic
  Equipment Manufacturers)                         575,500        7,654,641
---------------------------------------------------------------------------
Nishio Rent All Co., Ltd. (Trading Companies
  & Distributors)                                  285,000        5,820,341
---------------------------------------------------------------------------
Noritsu Koki Co., Ltd. (Photographic
  Products)                                         79,800        1,632,935
---------------------------------------------------------------------------
Takeuchi Mfg. Co., Ltd. (Construction & Farm
  Machinery & Heavy Trucks)(a)                     185,000        8,540,422
===========================================================================
                                                                 39,646,906
===========================================================================

MALAYSIA-3.22%

IGB Corp. Berhad (Real Estate Management &
  Development)                                  18,624,000       14,618,694
---------------------------------------------------------------------------
Lion Diversified Holdings Berhad (Department
  Stores)                                        7,806,100       18,766,294
===========================================================================
                                                                 33,384,988
===========================================================================

MEXICO-1.66%

TV Azteca, S.A. de C.V.-CPO (Broadcasting &
  Cable TV)                                      8,581,500        7,642,547
---------------------------------------------------------------------------
Urbi, Desarrollos Urbanos, S.A. de C.V.
  (Homebuilding)(e)                              2,090,000        9,554,264
===========================================================================
                                                                 17,196,811
===========================================================================

AIM International Small Company Fund


                                                 SHARES          VALUE
---------------------------------------------------------------------------

NETHERLANDS-5.64%

Aalberts Industries N.V. (Industrial
  Machinery)(a)                                    586,484   $   16,103,282
---------------------------------------------------------------------------
Koninklijke BAM Groep N.V. (Construction &
  Engineering)(a)                                  458,564       12,936,749
---------------------------------------------------------------------------
Smit Internationale N.V. (Marine Ports &
  Services)(a)                                     130,800       10,234,901
---------------------------------------------------------------------------
USG People N.V. (Human Resource & Employment
  Services)(a)                                     408,884       19,208,869
===========================================================================
                                                                 58,483,801
===========================================================================

NORWAY-7.48%

Acta Holding A.S.A. (Diversified Capital
  Markets)(a)                                    1,350,400        7,070,649
---------------------------------------------------------------------------
Cermaq A.S.A. (Packaged Foods & Meats)(a)          715,375       12,393,059
---------------------------------------------------------------------------
Marine Harvest (Packaged Foods & Meats)
  (Acquired 03/07/06; Cost
  $8,014,658)(a)(c)(e)                          12,190,000       13,113,186
---------------------------------------------------------------------------
Petroleum Geo-Services A.S.A. (Oil & Gas
  Equipment & Services)(a)                         773,400       19,131,454
---------------------------------------------------------------------------
Prosafe A.S.A. (Oil & Gas Equipment &
  Services)(a)                                   1,040,660       16,618,307
---------------------------------------------------------------------------
TGS Nopec Geophysical Co. A.S.A. (Oil & Gas
  Equipment & Services)(a)(e)                      454,623        9,259,879
===========================================================================
                                                                 77,586,534
===========================================================================

PHILIPPINES-3.48%

First Gen Corp. (Independent Power Producers
  & Energy Traders)(a)(e)                        8,104,200       11,909,092
---------------------------------------------------------------------------
Globe Telecom, Inc. (Wireless
  Telecommunication Services)                      320,500        9,400,963
---------------------------------------------------------------------------
Manila Water Co. (Water Utilities)(a)           36,387,000        9,810,489
---------------------------------------------------------------------------
PNOC Energy Development Corp. (Independent
  Power Producers & Energy Traders) (Acquired
  12/04/06; Cost $287,238)(a)(c)                 4,405,000          532,836
---------------------------------------------------------------------------
PNOC Energy Development Corp. (Independent
  Power Producers & Energy Traders)(a)          36,324,000        4,393,808
===========================================================================
                                                                 36,047,188
===========================================================================

SINGAPORE-0.30%

Gems TV Holdings Ltd. (Apparel, Accessories &
  Luxury Goods) (Acquired 11/03/06; Cost
  $1,187,460)(c)                                 1,699,000          765,840
---------------------------------------------------------------------------
Gems TV Holdings Ltd. (Apparel, Accessories &
  Luxury Goods)                                  5,131,000        2,312,847
===========================================================================
                                                                  3,078,687
===========================================================================

SOUTH AFRICA-0.80%

Massmart Holdings Ltd. (Hypermarkets & Super
  Centers)(a)                                      684,600        8,337,600
===========================================================================

SOUTH KOREA-5.88%

Daegu Bank (Regional Banks)                        652,850       11,454,749
---------------------------------------------------------------------------
Hyundai Department Store Co., Ltd.
  (Department Stores)(a)                            79,280        9,337,194
---------------------------------------------------------------------------

                                                 SHARES          VALUE
---------------------------------------------------------------------------

SOUTH KOREA-(CONTINUED)

Hyundai Mipo Dockyard Co., Ltd. (Construction
  & Farm Machinery & Heavy Trucks)                  22,150   $    6,165,439
---------------------------------------------------------------------------
Joongang Construction Co., Ltd. (Construction
  & Engineering)(f)                                390,460        6,597,180
---------------------------------------------------------------------------
Lotte Confectionery Co., Ltd. (Packaged Foods
  & Meats)                                           7,050        9,391,855
---------------------------------------------------------------------------
Qrix Communications Inc. (Broadcasting &
  Cable TV)                                        100,300       10,102,784
---------------------------------------------------------------------------
Sung Kwang Bend Co., Ltd. (Building
  Products)(a)                                     269,670        7,977,736
===========================================================================
                                                                 61,026,937
===========================================================================

SWEDEN-0.61%

Oriflame Cosmetics S.A.-SDR (Personal
  Products)(a)                                     135,400        6,363,581
===========================================================================

SWITZERLAND-0.64%

Banque Cantonale Vaudoise (Diversified
  Banks)(a)                                         12,918        6,644,326
===========================================================================

TAIWAN-3.29%

Feng Tay Enterprise Co., Ltd. (Footwear)         9,474,048        7,733,917
---------------------------------------------------------------------------
Huaku Construction Corp. (Real Estate
  Management & Development)                      3,507,000        8,001,045
---------------------------------------------------------------------------
Hung Poo Real Estate Development Corp. (Real
  Estate Management & Development)               5,672,000        6,772,537
---------------------------------------------------------------------------
Makalot Industrial Co., Ltd. (Textiles)          3,744,000       11,575,266
===========================================================================
                                                                 34,082,765
===========================================================================

THAILAND-1.67%

Bangkok Expressway PCL (Highways &
  Railtracks)                                    9,336,500        6,380,235
---------------------------------------------------------------------------
Siam Commercial Bank PCL (Diversified Banks)     5,167,000       10,921,992
===========================================================================
                                                                 17,302,227
===========================================================================

UNITED KINGDOM-5.39%

Amlin PLC (Multi-Line Insurance)(a)              1,664,400        9,353,919
---------------------------------------------------------------------------
Findel PLC (Catalog Retail)(a)                     290,200        4,188,164
---------------------------------------------------------------------------
Hikma Pharmaceuticals PLC
  (Pharmaceuticals)(a)                             601,953        4,593,900
---------------------------------------------------------------------------
Hikma Pharmaceuticals PLC (Pharmaceuticals)
  (Acquired 11/01/05; Cost $2,377,183)(a)(c)       463,000        3,533,458
---------------------------------------------------------------------------
Homeserve PLC (Diversified Commercial &
  Professional Services)(a)                        350,400       12,548,981
---------------------------------------------------------------------------
Informa PLC (Publishing)(a)                        782,859        8,703,432
---------------------------------------------------------------------------
Mitie Group PLC (Environmental & Facilities
  Services)(a)                                   2,469,500       13,003,777
===========================================================================
                                                                 55,925,631
===========================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $610,521,016)                      931,661,581
===========================================================================

AIM International Small Company Fund


                                                 SHARES         VALUE
--------------------------------------------------------------------------

FOREIGN PREFERRED STOCKS-1.93%

BRAZIL-0.98%

Duratex S.A.-Pfd. (Building Products)             355,800   $   10,236,328
==========================================================================

GERMANY-0.95%

Fuchs Petrolub A.G.-Pfd. (Commodity
  Chemicals)                                      106,100        9,836,671
==========================================================================
    Total Foreign Preferred Stocks (Cost
      $10,929,598)                                              20,072,999
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------


MONEY MARKET FUNDS-8.10%

Liquid Assets Portfolio-Institutional
  Class(g)                                     41,990,090   $   41,990,090
--------------------------------------------------------------------------
Premier Portfolio-Institutional Class(g)       41,990,090       41,990,090
==========================================================================
    Total Money Market Funds (Cost
      $83,980,180)                                              83,980,180
==========================================================================
TOTAL INVESTMENTS-99.85% (Cost $705,430,794)                 1,035,714,760
--------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-0.15%                              1,574,274
--------------------------------------------------------------------------
NET ASSETS-100.00%                                          $1,037,289,034
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

CPO   - Certificates of Ordinary Participation
Pfd.  - Preferred
SDR   - Swedish Depositary Receipt

Notes to Schedule of Investments:

* Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2007 was $412,981,299, which represented 39.81% of the Fund's Net Assets. See Note 1A.
(b) Each unit represents one common share and four preferred shares.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at June 30, 2007 was $41,964,704, which represented 4.05% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) Each unit represents one ordinary share and two preferred shares.
(e) Non-income producing security.
(f) Affiliated company. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of June 30, 2007 was $27,020,579, which represented 2.60% of the Fund's Net Assets. See Note 3.
(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM International Small Company Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost $590,131,035)     $  924,714,001
------------------------------------------------------------
Investments in affiliates (Cost
  $115,299,759)                                  111,000,759
============================================================
    Total investments (Cost $705,430,794)      1,035,714,760
============================================================
Foreign currencies, at value (Cost
  $4,588,369)                                      4,579,898
------------------------------------------------------------
Receivables for:
  Investments sold                                 1,831,056
------------------------------------------------------------
  Fund shares sold                                 1,266,919
------------------------------------------------------------
  Dividends                                        3,241,115
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                28,658
------------------------------------------------------------
Other assets                                          90,526
============================================================
    Total assets                               1,046,752,932
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            6,287,120
------------------------------------------------------------
  Fund shares reacquired                           1,786,004
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                  56,071
------------------------------------------------------------
Accrued distribution fees                            350,947
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             5,780
------------------------------------------------------------
Accrued transfer agent fees                          252,942
------------------------------------------------------------
Accrued operating expenses                           725,034
============================================================
    Total liabilities                              9,463,898
============================================================
Net assets applicable to shares outstanding   $1,037,289,034
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $  558,380,011
------------------------------------------------------------
Undistributed net investment income                9,689,810
------------------------------------------------------------
Undistributed net realized gain                  138,902,867
------------------------------------------------------------
Unrealized appreciation                          330,316,346
============================================================
                                              $1,037,289,034
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $  766,137,341
____________________________________________________________
============================================================
Class B                                       $   92,101,787
____________________________________________________________
============================================================
Class C                                       $  144,632,499
____________________________________________________________
============================================================
Institutional Class                           $   34,417,407
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           26,581,648
____________________________________________________________
============================================================
Class B                                            3,311,885
____________________________________________________________
============================================================
Class C                                            5,202,364
____________________________________________________________
============================================================
Institutional Class                                1,191,287
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        28.82
------------------------------------------------------------
  Offering price per share
    (Net asset value of $28.82 divided by
    94.50%)                                   $        30.50
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        27.81
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        27.80
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        28.89
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM International Small Company Fund

STATEMENT OF OPERATIONS

For the six months ended June 30, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $1,550,864)    $ 14,045,753
--------------------------------------------------------------------------
Dividends from affiliates                                        1,194,579
--------------------------------------------------------------------------
Interest                                                            15,300
==========================================================================
    Total investment income                                     15,255,632
==========================================================================

EXPENSES:

Advisory fees                                                    4,444,997
--------------------------------------------------------------------------
Administrative services fees                                       122,492
--------------------------------------------------------------------------
Custodian fees                                                     478,348
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                          857,980
--------------------------------------------------------------------------
  Class B                                                          442,720
--------------------------------------------------------------------------
  Class C                                                          664,733
--------------------------------------------------------------------------
Transfer agent fees -- A, B and C                                  691,161
--------------------------------------------------------------------------
Transfer agent fees -- Institutional                                   360
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           21,531
--------------------------------------------------------------------------
Other                                                              163,190
==========================================================================
    Total expenses                                               7,887,512
==========================================================================
Less: Fees waived and expense offset arrangements                 (230,817)
==========================================================================
    Net expenses                                                 7,656,695
==========================================================================
Net investment income                                            7,598,937
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                        119,848,044
--------------------------------------------------------------------------
  Foreign currencies                                               (64,038)
==========================================================================
                                                               119,784,006
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities (net of estimated tax on foreign
    investments held of $321,654 -- See Note 1J)                38,641,424
--------------------------------------------------------------------------
  Foreign currencies                                                (8,973)
==========================================================================
                                                                38,632,451
==========================================================================
Net realized and unrealized gain                               158,416,457
==========================================================================
Net increase in net assets resulting from operations          $166,015,394
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM International Small Company Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2007 and the year ended December 31, 2006 (Unaudited)

                                                                 JUNE 30,        DECEMBER 31,
                                                                   2007              2006
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    7,598,937     $   5,811,195
-----------------------------------------------------------------------------------------------
  Net realized gain                                              119,784,006       133,222,623
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                           38,632,451       102,028,332
===============================================================================================
    Net increase in net assets resulting from operations         166,015,394       241,062,150
===============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                 --        (5,297,354)
-----------------------------------------------------------------------------------------------
  Class B                                                                 --           (43,484)
-----------------------------------------------------------------------------------------------
  Class C                                                                 --           (62,515)
-----------------------------------------------------------------------------------------------
  Institutional Class                                                     --          (217,022)
===============================================================================================
    Total distributions from net investment income                        --        (5,620,375)
===============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                 --       (89,560,807)
-----------------------------------------------------------------------------------------------
  Class B                                                                 --       (12,573,535)
-----------------------------------------------------------------------------------------------
  Class C                                                                 --       (18,076,517)
-----------------------------------------------------------------------------------------------
  Institutional Class                                                     --        (2,563,644)
===============================================================================================
    Total distributions from net realized gains                           --      (122,774,503)
===============================================================================================
    Decrease in net assets resulting from distributions                   --      (128,394,878)
===============================================================================================
Share transactions-net:
  Class A                                                          8,531,691       102,177,107
-----------------------------------------------------------------------------------------------
  Class B                                                         (9,606,007)       (4,011,685)
-----------------------------------------------------------------------------------------------
  Class C                                                         (2,667,609)        3,549,363
-----------------------------------------------------------------------------------------------
  Institutional Class                                              9,916,955        18,627,116
===============================================================================================
    Net increase in net assets resulting from share
     transactions                                                  6,175,030       120,341,901
===============================================================================================
    Net increase in net assets                                   172,190,424       233,009,173
===============================================================================================

NET ASSETS:

  Beginning of period                                            865,098,610       632,089,437
===============================================================================================
  End of period (including undistributed net investment
    income of $9,689,810 and $2,090,873, respectively)        $1,037,289,034     $ 865,098,610
_______________________________________________________________________________________________
===============================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM International Small Company Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is long-term growth of capital.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

AIM International Small Company Fund


       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

AIM International Small Company Fund

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of 0.95% the Fund's average daily net assets.

    Effective July 1, 2007, the Trustees approved a reduced contractual advisory fee schedule for the Fund. Prior to July 1, 2007 AIM had contractually waived advisory fees to the same reduced advisory fee schedule. Under the terms of the investment advisory agreement, the Fund will pay an advisory fee to AIM based on the following annual rates of the Fund's average daily net assets:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.935%
--------------------------------------------------------------------
Next $250 million                                             0.91%
--------------------------------------------------------------------
Next $500 million                                             0.885%
--------------------------------------------------------------------
Next $1.5 billion                                             0.86%
--------------------------------------------------------------------
Next $2.5 billion                                             0.835%
--------------------------------------------------------------------
Next $2.5 billion                                             0.81%
--------------------------------------------------------------------
Next $2.5 billion                                             0.785%
====================================================================
Over $10 billion                                              0.76%
 ___________________________________________________________________
====================================================================


    Further, effective July 1, 2007, AIM has contractually agreed through at least June 30, 2008 to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the six months ended June 30, 2007, AIM waived advisory fees of $217,723.

AIM International Small Company Fund


    At the request of the Trustees of the Trust, INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2007, INVESCO did not reimburse any expenses.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2007, ADI advised the Fund that it retained $38,121 in front-end sales commissions from the sale of Class A shares and $4,088, $30,922 and $7,949 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

                     VALUE          PURCHASES          PROCEEDS                           VALUE         DIVIDEND
FUND               12/31/06          AT COST          FROM SALES                        06/30/07         INCOME
-----------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $10,576,560      $ 90,653,373      $ (59,239,843)                    $41,990,090     $  598,814
-----------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class            10,576,560        90,653,373        (59,239,843)                     41,990,090        595,765
=================================================================================================================
  Subtotal        $21,153,120      $181,306,746      $(118,479,686)                    $83,980,180     $1,194,579
=================================================================================================================


INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the six months ended June 30, 2007.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
                   12/31/06          AT COST          FROM SALES       (DEPRECIATION)      06/30/07         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Bonnett's
  Energy
  Services
  Trust
  (Canada)        $ 8,597,186      $         --      $    (910,598)      $ (325,357)     $  6,014,807     $       --    $(1,346,424)
-----------------------------------------------------------------------------------------------------------------------------------
Joongang
  Construction
  Co., Ltd.
  (South Korea)            --         2,262,766                 --        4,334,414         6,597,180             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Stoneham
  Drilling
  Trust
  (Canada)          8,514,657                --         (1,715,476)         709,304         7,024,648             --       (483,837)
-----------------------------------------------------------------------------------------------------------------------------------
Transat A.T.
  Inc.-Class A
  (Canada)          9,374,842                --         (3,410,060)         115,249         7,383,944             --      1,303,913
===================================================================================================================================
    Subtotal      $26,486,685      $  2,262,766      $  (6,036,134)      $4,833,610      $ 27,020,579     $       --    $  (526,348)
===================================================================================================================================
  Total
    Investments
    in
    Affiliates    $47,639,805      $183,569,512      $(124,515,820)      $4,833,610      $111,000,759     $1,194,579    $  (526,348)
___________________________________________________________________________________________________________________________________
===================================================================================================================================

AIM International Small Company Fund

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $13,094.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2007, the Fund paid legal fees of $3,919 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2006.

AIM International Small Company Fund

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2007 was $230,328,857 and $266,908,869, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $343,973,693
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (14,033,435)
==============================================================================
Net unrealized appreciation of investment securities             $329,940,258
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $705,774,502.

NOTE 9--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A, Class B, Class C and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                             CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                   JUNE 30, 2007(A)              DECEMBER 31, 2006
                                                              --------------------------    ---------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      3,693,804    $ 97,851,706     8,559,613    $ 208,963,602
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                         94,940       2,409,153       543,420       12,911,084
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        493,984      12,540,431     1,046,424       24,956,886
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            437,351      11,346,603       653,962       16,208,677
=======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --              --     3,511,862       83,547,180
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --       512,479       11,812,639
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --       723,391       16,666,945
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --              --       116,835        2,780,666
=======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        136,107       3,630,349       174,636        4,328,444
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (140,850)     (3,630,349)     (180,293)      (4,328,444)
=======================================================================================================================
Reacquired:(b)
  Class A                                                     (3,574,431)    (92,950,364)   (7,933,240)    (194,662,119)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (332,240)     (8,384,811)   (1,026,369)     (24,406,964)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (605,807)    (15,208,040)   (1,612,948)     (38,074,468)
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (48,990)     (1,429,648)      (15,262)        (362,227)
=======================================================================================================================
                                                                 153,868    $  6,175,030     5,074,510    $ 120,341,901
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 25% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Amount is net of redemption fees of $8,658, $1,094, $1,664 and $378 for Class A, Class B, Class C and Institutional Class shares, respectively, for the six months ended June 30, 2007 and $32,386, $4,565, $6,502 and $638 for Class A, Class B, Class C and Institutional Class shares respectively, for the year ended December 31, 2006.

NOTE 10--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending June 30, 2007. The adoption of these provisions has no impact on these financial statements.

AIM International Small Company Fund


NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               CLASS A
                                               -----------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                        YEAR ENDED DECEMBER 31,
                                                JUNE 30,     ---------------------------------------------------------
                                                  2007         2006        2005        2004         2003         2002
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  24.13     $  20.52    $  16.17    $  12.08      $  6.91      $ 7.10
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                      0.23(a)      0.23(a)     0.07       (0.03)(a)    (0.04)(a)   (0.06)(a)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                        4.46         7.54        5.12        4.34         5.24       (0.13)
======================================================================================================================
    Total from investment operations                4.69         7.77        5.19        4.31         5.20       (0.19)
======================================================================================================================
Less distributions:
  Dividends from net investment income                --        (0.23)      (0.05)      (0.00)       (0.03)         --
----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains               --        (3.93)      (0.79)      (0.22)          --          --
======================================================================================================================
    Total distributions                               --        (4.16)      (0.84)      (0.22)       (0.03)         --
======================================================================================================================
Redemption fees added to shares of beneficial
  interest                                          0.00         0.00        0.00        0.00         0.00          --
======================================================================================================================
Net asset value, end of period                  $  28.82     $  24.13    $  20.52    $  16.17      $ 12.08      $ 6.91
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                    19.44%       38.18%      32.21%      35.83%       75.10%      (2.68)%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $766,137     $635,318    $451,630    $257,579      $87,269      $9,703
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                  1.47%(c)     1.54%       1.61%       1.83%        2.00%       2.01%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                  1.52%(c)     1.58%       1.64%       1.85%        2.35%       3.03%
======================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                1.79%(c)     0.93%       0.42%      (0.19)%      (0.46)%     (0.85)%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate(d)                            26%          69%         60%         87%          93%        118%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $692,072,051.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM International Small Company Fund

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                CLASS B
                                               -------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                          YEAR ENDED DECEMBER 31,
                                                JUNE 30,        --------------------------------------------------------
                                                  2007           2006       2005       2004          2003          2002
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $ 23.37         $ 19.95    $ 15.81    $ 11.89       $  6.84       $ 7.07
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                     0.13(a)         0.04(a)   (0.05)     (0.11)(a)     (0.10)(a)    (0.11)(a)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       4.31            7.32       4.98       4.25          5.15        (0.12)
========================================================================================================================
    Total from investment operations               4.44            7.36       4.93       4.14          5.05        (0.23)
========================================================================================================================
Less distributions:
  Dividends from net investment income               --           (0.01)        --         --            --           --
------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains              --           (3.93)     (0.79)     (0.22)           --           --
========================================================================================================================
    Total distributions                              --           (3.94)     (0.79)     (0.22)           --           --
========================================================================================================================
Redemption fees added to shares of beneficial
  interest                                         0.00            0.00       0.00       0.00          0.00           --
========================================================================================================================
Net asset value, end of period                  $ 27.81         $ 23.37    $ 19.95    $ 15.81       $ 11.89       $ 6.84
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                   19.00%          37.20%     31.28%     34.94%        73.83%       (3.25)%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $92,102         $86,236    $76,626    $47,942       $16,543       $3,918
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                 2.22%(c)        2.29%      2.35%      2.48%         2.65%        2.66%
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                 2.27%(c)        2.33%      2.38%      2.50%         3.00%        3.68%
========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                               1.04%(c)        0.18%     (0.32)%    (0.84)%       (1.11)%      (1.50)%
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(d)                           26%             69%        60%        87%           93%         118%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $89,277,784.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM International Small Company Fund

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                CLASS C
                                               --------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                           YEAR ENDED DECEMBER 31,
                                                JUNE 30,        ---------------------------------------------------------
                                                  2007            2006        2005       2004          2003         2002
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  23.36        $  19.94    $  15.81    $ 11.89       $ 6.83       $ 7.07
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                      0.13(a)         0.04(a)    (0.05)     (0.11)(a)    (0.10)(a)    (0.11)(a)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                        4.31            7.32        4.97       4.25         5.16        (0.13)
=========================================================================================================================
    Total from investment operations                4.44            7.36        4.92       4.14         5.06        (0.24)
=========================================================================================================================
Less distributions:
  Dividends from net investment income                --           (0.01)         --         --           --           --
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains               --           (3.93)      (0.79)     (0.22)          --           --
=========================================================================================================================
    Total distributions                               --           (3.94)      (0.79)     (0.22)          --           --
=========================================================================================================================
Redemption fees added to shares of beneficial
  interest                                          0.00            0.00        0.00       0.00         0.00           --
=========================================================================================================================
Net asset value, end of period                  $  27.80        $  23.36    $  19.94    $ 15.81       $11.89       $ 6.83
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                    19.01%          37.21%      31.22%     34.94%       74.09%       (3.39)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $144,632        $124,161    $102,861    $47,818       $9,208       $2,849
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                  2.22%(c)        2.29%       2.35%      2.48%        2.65%        2.66%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                  2.27%(c)        2.33%       2.38%      2.50%        3.00%        3.68%
=========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                1.04%(c)        0.18%      (0.32)%    (0.84)%      (1.11)%      (1.50)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(d)                            26%             69%         60%        87%          93%         118%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $134,048,440.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM International Small Company Fund

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                             INSTITUTIONAL CLASS
                                                              -------------------------------------------------
                                                                                               OCTOBER 25, 2005
                                                              SIX MONTHS                       (DATE OPERATIONS
                                                                ENDED           YEAR ENDED      COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,      DECEMBER 31,
                                                                 2007              2006              2005
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 24.14           $ 20.52            $18.73
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.29(a)           0.33(a)           0.03
---------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          4.46              7.55              2.61
===============================================================================================================
    Total from investment operations                              4.75              7.88              2.64
===============================================================================================================
Less distributions:
  Dividends from net investment income                              --             (0.33)            (0.06)
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             (3.93)            (0.79)
===============================================================================================================
    Total distributions                                             --             (4.26)            (0.85)
===============================================================================================================
Redemption fees added to shares of beneficial interest            0.00              0.00              0.00
===============================================================================================================
Net asset value, end of period                                 $ 28.89           $ 24.14            $20.52
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                  19.68%            38.73%            14.19%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $34,417           $19,384            $  972
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.07%(c)          1.14%             1.18%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.12%(c)          1.18%             1.21%(d)
===============================================================================================================
Ratio of net investment income to average net assets              2.19%(c)          1.33%             0.85%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(e)                                          26%               69%               60%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $28,145,725.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION AND REGULATORY INQUIRIES


On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and AIM Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA,

AIM International Small Company Fund
rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM INTERNATIONAL SMALL COMPANY FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to    use this information to compare the
                                             estimate the expenses that you paid over     ongoing costs of investing in the Fund and
As a shareholder of the Fund, you incur      the period. Simply divide your account       other funds. To do so, compare this 5%
two types of costs: (1) transaction costs,   value by $1,000 (for example, an $8,600      hypothetical example with the 5%
which may include sales charges (loads) on   account value divided by $1,000 = 8.6),      hypothetical examples that appear in the
purchase payments or contingent deferred     then multiply the result by the number in    shareholder reports of the other funds.
sales charges on redemptions, and            the table under the heading entitled
redemption fees, if any; and (2) ongoing     "Actual Expenses Paid During Period" to         Please note that the expenses shown in
costs, including management fees;            estimate the expenses you paid on your       the table are meant to highlight your
distribution and/or service (12b-1) fees;    account during this period.                  ongoing costs only and do not reflect any
and other Fund expenses. This example is                                                  transaction costs, such as sales charges
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON          (loads) on purchase payments, contingent
ongoing costs (in dollars) of investing in   PURPOSES                                     deferred sales charges on redemptions, and
the Fund and to compare these costs with                                                  redemption fees, if any. Therefore, the
ongoing costs of investing in other mutual   The table below also provides information    hypothetical information is useful in
funds. The example is based on an            about hypothetical account values and        comparing ongoing costs only, and will not
investment of $1,000 invested at the         hypothetical expenses based on the Fund's    help you determine the relative total
beginning of the period and held for the     actual expense ratio and an assumed rate     costs of owning different funds. In
entire period January 1, 2007, through       of return of 5% per year before expenses,    addition, if these transaction costs were
June 30, 2007.                               which is not the Fund's actual return.       included, your costs would have been
                                                                                          higher.
ACTUAL EXPENSES                                 The hypothetical account values and
                                             expenses may not be used to estimate the
The table below provides information about   actual ending account balance or expenses
actual account values and actual expenses.   you paid for the period. You may
You may use the information in this table,

====================================================================================================================================

                                                   ACTUAL                                HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING              ENDING             EXPENSES              ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING         ACCOUNT VALUE        PAID DURING          EXPENSE
 CLASS              (1/1/07)           (6/30/07)(1)         PERIOD(2)            (6/30/07)           PERIOD(2)            RATIO

   A               $1,000.00            $1,194.40             $ 8.00             $1,017.50             $ 7.35             1.47%
   B                1,000.00             1,190.00              12.05              1,013.79              11.08             2.22
   C                1,000.00             1,190.10              12.06              1,013.79              11.08             2.22

(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2007, through June
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM INTERNATIONAL SMALL COMPANY FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     expenses of their assigned funds. The        June 27, 2007 and does not reflect any
Funds Group is required under the            Investments Committee considers each         changes that may have occurred since that
Investment Company Act of 1940 to approve    Sub-Committee's recommendations and makes    date, including but not limited to changes
annually the renewal of the AIM              its own recommendations regarding the        to the Fund's performance, advisory fees,
International Small Company Fund (the        performance, fees and expenses of the AIM    expense limitations and/or fee waivers.
Fund) investment advisory agreement with A   Funds to the full Board. Moreover, the
I M Advisors, Inc. (AIM). During contract    Investments Committee considers each         A.  NATURE, EXTENT AND QUALITY OF SERVICES
renewal meetings held on June 25-27, 2007,   SubCommittee's recommendations in making         PROVIDED BY AIM
the Board as a whole and the disinterested   its annual recommendation to the Board
or "independent" Trustees, voting            whether to approve the continuance of each   The Board reviewed the advisory services
separately, approved the continuance of      AIM Fund's investment advisory agreement     provided to the Fund by AIM under the
the Fund's investment advisory agreement     and sub-advisory agreement, if applicable    Fund's advisory agreement, the performance
for another year, effective July 1, 2007.    (advisory agreements), for another year.     of AIM in providing these services, and
In doing so, the Board determined that the                                                the credentials and experience of the
Fund's advisory agreement is in the best        The independent Trustees, as mentioned    officers and employees of AIM who provide
interests of the Fund and its shareholders   above, are assisted in their annual          these services. The Board's review of the
and that the compensation to AIM under the   evaluation of the advisory agreements by     qualifications of AIM to provide these
Fund's advisory agreement is fair and        the independent Senior Officer. One          services included the Board's
reasonable.                                  responsibility of the Senior Officer is to   consideration of AIM's portfolio and
                                             manage the process by which the AIM Funds'   product review process, various back
   The independent Trustees met separately   proposed management fees are negotiated      office support functions provided by AIM,
during their evaluation of the Fund's        during the annual contract renewal process   and AIM's equity and fixed income trading
investment advisory agreement with           to ensure that they are negotiated in a      operations. The Board concluded that the
independent legal counsel from whom they     manner which is at arms' length and          nature, extent and quality of the advisory
received independent legal advice, and the   reasonable. Accordingly, the Senior          services provided to the Fund by AIM were
independent Trustees also received           Officer must either supervise a              appropriate and that AIM currently is
assistance during their deliberations from   competitive bidding process or prepare an    providing satisfactory advisory services
the independent Senior Officer, a            independent written evaluation. The Senior   in accordance with the terms of the Fund's
full-time officer of the AIM Funds who       Officer has recommended that an              advisory agreement. In addition, based on
reports directly to the independent          independent written evaluation be provided   their ongoing meetings throughout the year
Trustees. The following discussion more      and, upon the direction of the Board, has    with the Fund's portfolio managers, the
fully describes the process employed by      prepared an independent written              Board concluded that these individuals are
the Board to evaluate the performance of     evaluation.                                  competent and able to continue to carry
the AIM Funds (including the Fund)                                                        out their responsibilities under the
throughout the year and, more                   During the annual contract renewal        Fund's advisory agreement.
specifically, during the annual contract     process, the Board considered the factors
renewal meetings.                            discussed below under the heading "Factors      In determining whether to continue the
                                             and Conclusions and Summary of Independent   Fund's advisory agreement, the Board
THE BOARD'S FUND EVALUATION PROCESS          Written Fee Evaluation" in evaluating the    considered the prior relationship between
                                             fairness and reasonableness of the Fund's    AIM and the Fund, as well as the Board's
The Board's Investments Committee has        advisory agreement at the contract renewal   knowledge of AIM's operations, and
established three Sub-Committees which are   meetings and at their meetings throughout    concluded that it was beneficial to
responsible for overseeing the management    the year as part of their ongoing            maintain the current relationship, in
of a number of the series portfolios of      oversight of the Fund. The Fund's advisory   part, because of such knowledge. The Board
the AIM Funds. This Sub-Committee            agreement was considered separately,         also considered the steps that AIM and its
structure permits the Trustees to focus on   although the Board also considered the       affiliates have taken over the last
the performance of the AIM Funds that have   common interests of all of the AIM Funds     several years to improve the quality and
been assigned to them. The Sub-Committees    in their deliberations. The Board            efficiency of the services they provide to
meet throughout the year to review the       comprehensively considered all of the        the Funds in the areas of investment
performance of their assigned funds, and     information provided to them and did not     performance, product line diversification,
the Sub-Committees review monthly and        identify any particular factor that was      distribution, fund operations, shareholder
quarterly comparative performance            controlling. Furthermore, each Trustee may   services and compliance. The Board
information and periodic asset flow data     have evaluated the information provided      concluded that the quality and efficiency
for their assigned funds. These materials    differently from one another and             of the services AIM and its affiliates
are prepared under the direction and         attributed different weight to the various   provide to the AIM Funds in each of these
supervision of the independent Senior        factors. The Trustees recognized that the    areas have generally improved, and support
Officer. Over the course of each year, the   advisory arrangements and resulting          the Board's approval of the continuance of
Sub-Committees meet with portfolio           advisory fees for the Fund and the other     the Fund's advisory agreement.
managers for their assigned funds and        AIM Funds are the result of years of
other members of management and review       review and negotiation between the           B.  FUND PERFORMANCE
with these individuals the performance,      Trustees and AIM, that the Trustees may
investment objective(s), policies,           focus to a greater extent on certain         The Board compared the Fund's performance
strategies and limitations of these funds.   aspects of these arrangements in some        during the past one, three and five
                                             years than others, and that the Trustees'    calendar years to the performance of funds
   In addition to their meetings             deliberations and conclusions in a           in the Fund's Lipper peer group that are
throughout the year, the Sub-Committees      particular year may be based in part on      not managed by AIM, and against the
meet at designated contract renewal          their deliberations and conclusions of       performance of all funds in the Lipper
meetings each year to conduct an in-depth    these same arrangements throughout the       International Small/Mid-Cap Growth Funds
review of the performance, fees and          year and in prior years.                     Index. The Board also reviewed the
expenses of their assigned funds. During                                                  methodology used by Lipper to identify the
the contract renewal process, the Trustees   FACTORS AND CONCLUSIONS AND SUMMARY OF       Fund's peers. The Board noted that the
receive comparative performance and fee      INDEPENDENT WRITTEN FEE EVALUATION           Fund's performance was above the median
data regarding all the AIM Funds prepared                                                 performance of its peers for the one,
by an independent company, Lipper, Inc.,        The discussion below serves as a          three and five year periods. The Board
under the direction and supervision of the   summary of the Senior Officer's              noted that the Fund's performance was
independent Senior Officer who also          independent written evaluation, as well as   above the performance of the Index for the
prepares a separate analysis of this         a discussion of the material factors and     one, three and five year periods. The
information for the Trustees. Each           related conclusions that formed the basis    Board also considered the steps AIM has
Sub-Committee then makes recommendations     for the Board's approval of the Fund's       taken over the last several years to
to the Investments Committee regarding the   advisory agreement. Unless otherwise         improve the quality and efficiency of the
performance, fees and                        stated, information set forth below is as    services that AIM provides to the AIM
                                             of                                           Funds. The Board concluded that

                                                                                                                         (continued)

AIM INTERNATIONAL SMALL COMPANY FUND

AIM continues to be responsive to the        noted that the Fund shares directly in          The Board considered the benefits
Board's focus on fund performance.           economies of scale through lower fees        realized by AIM as a result of portfolio
Although the independent written             charged by third party service providers     brokerage transactions executed through
evaluation of the Fund's Senior Officer      based on the combined size of all of the     "soft dollar" arrangements. Under these
(discussed below) only considered Fund       AIM Funds and affiliates.                    arrangements, portfolio brokerage
performance through the most recent                                                       commissions paid by the Fund and/or other
calendar year, the Board also reviewed       E.  PROFITABILITY AND FINANCIAL RESOURCES    funds advised by AIM are used to pay for
more recent Fund performance and this            OF AIM                                   research and execution services. The Board
review did not change their conclusions.                                                  noted that soft dollar arrangements shift
                                             The Board reviewed information from AIM      the payment obligation for the research
C.  ADVISORY FEES AND FEE WAIVERS            concerning the costs of the advisory and     and executions services from AIM to the
                                             other services that AIM and its affiliates   funds and therefore may reduce AIM's
The Board compared the Fund's contractual    provide to the Fund and the profitability    expenses. The Board also noted that
advisory fee rate to the contractual         of AIM and its affiliates in providing       research obtained through soft dollar
advisory fee rates of funds in the Fund's    these services. The Board also reviewed      arrangements may be used by AIM in making
Lipper peer group that are not managed by    information concerning the financial         investment decisions for the Fund and may
AIM, at a common asset level and as of the   condition of AIM and its affiliates. The     therefore benefit Fund shareholders. The
end of the past calendar year. The Board     Board also reviewed with AIM the             Board concluded that AIM's soft dollar
noted that the Fund's advisory fee rate      methodology used to prepare the              arrangements were appropriate. The Board
was comparable to the median advisory fee    profitability information. The Board         also concluded that, based on their review
rate of its peers. The Board also reviewed   considered the overall profitability of      and representations made by AIM, these
the methodology used by Lipper and noted     AIM, as well as the profitability of AIM     arrangements were consistent with
that the contractual fee rates shown by      in connection with managing the Fund. The    regulatory requirements.
Lipper include any applicable long-term      Board noted that AIM continues to operate
contractual fee waivers. The Board noted     at a net profit, although increased             The Board considered the fact that the
that AIM does not serve as an advisor to     expenses in recent years have reduced the    Fund's uninvested cash and cash collateral
other mutual funds or other clients with     profitability of AIM and its affiliates.     from any securities lending arrangements
investment strategies comparable to those    The Board concluded that the Fund's          may be invested in money market funds
of the Fund.                                 advisory fees were fair and reasonable,      advised by AIM pursuant to procedures
                                             and that the level of profits realized by    approved by the Board. The Board noted
   The Board noted that AIM has not          AIM and its affiliates from providing        that AIM will receive advisory fees from
proposed any advisory fee waivers or         services to the Fund was not excessive in    these affiliated money market funds
expense limitations for the Fund. However,   light of the nature, quality and extent of   attributable to such investments, although
the Board also noted that AIM has            the services provided. The Board             AIM has contractually agreed to waive the
recommended that the Board approve an        considered whether AIM is financially        advisory fees payable by the Fund with
amendment to the Fund's contractual          sound and has the resources necessary to     respect to its investment of uninvested
advisory fee schedule that would implement   perform its obligations under the Fund's     cash in these affiliated money market
the contractual advisory fee waiver that     advisory agreement, and concluded that AIM   funds through at least June 30, 2008. The
had been formerly committed to by AIM,       has the financial resources necessary to     Board considered the contractual nature of
which waiver provided for lower effective    fulfill these obligations.                   this fee waiver and noted that it remains
fee rates at all asset levels than the                                                    in effect until at least June 30, 2008.
Fund's current contractual advisory fee      F.  INDEPENDENT WRITTEN EVALUATION OF THE    The Board concluded that the Fund's
schedule. The Board noted that AIM's             FUND'S SENIOR OFFICER                    investment of uninvested cash and cash
recommendation was made in response to the                                                collateral from any securities lending
recommendation of the independent Senior     The Board noted that, upon their             arrangements in the affiliated money
Officer that AIM consider whether the        direction, the Senior Officer of the Fund,   market funds is in the best interests of
advisory fee waivers for certain equity      who is independent of AIM and AIM's          the Fund and its shareholders.
AIM Funds, including the Fund, should be     affiliates, had prepared an independent
simplified. The Board concluded that it      written evaluation to assist the Board in
would be appropriate to approve the          determining the reasonableness of the
proposed amendment to the Fund's             proposed management fees of the AIM Funds,
contractual advisory fee schedule and that   including the Fund. The Board noted that
it was not necessary at this time to         they had relied upon the Senior Officer's
discuss with AIM whether to implement any    written evaluation instead of a
fee waivers or expense limitations for the   competitive bidding process. In
Fund.                                        determining whether to continue the Fund's
                                             advisory agreement, the Board considered
   After taking account of the Fund's        the Senior Officer's written evaluation.
contractual advisory fee rate, as well as
the comparative advisory fee information     G.  COLLATERAL BENEFITS TO AIM AND ITS
discussed above, the Board concluded that        AFFILIATES
the Fund's advisory fees were fair and
reasonable.                                  The Board considered various other
                                             benefits received by AIM and its
D.  ECONOMIES OF SCALE AND BREAKPOINTS       affiliates resulting from AIM's
                                             relationship with the Fund, including the
The Board considered the extent to which     fees received by AIM and its affiliates
there are economies of scale in AIM's        for their provision of administrative,
provision of advisory services to the        transfer agency and distribution services
Fund. The Board also considered whether      to the Fund. The Board considered the
the Fund benefits from such economies of     performance of AIM and its affiliates in
scale through contractual breakpoints in     providing these services and the
the Fund's advisory fee schedule or          organizational structure employed by AIM
through advisory fee waivers or expense      and its affiliates to provide these
limitations. The Board noted that the        services. The Board also considered that
Fund's contractual advisory fee schedule     these services are provided to the Fund
currently does not include any breakpoints   pursuant to written contracts which are
but that the amendment to the Fund's         reviewed and approved on an annual basis
contractual advisory fee schedule            by the Board. The Board concluded that AIM
discussed above provides for seven           and its affiliates were providing these
breakpoints. Based on this information,      services in a satisfactory manner and in
the Board concluded that the Fund's          accordance with the terms of their
advisory fees will appropriately reflect     contracts, and were qualified to continue
economies of scale upon the Board's          to provide these services to the Fund.
approval of the amendment to the Fund's
contractual advisory fee schedule. The
Board also

Supplement to Semiannual Report dated 6/30/07

AIM INTERNATIONAL SMALL COMPANY FUND

INSTITUTIONAL CLASS SHARES                   ==========================================      HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                             AVERAGE ANNUAL TOTAL RETURNS                 REIMBURSED EXPENSES IN THE PAST,
The following information has been                                                        PERFORMANCE WOULD HAVE BEEN LOWER.
prepared to provide Institutional Class      For periods ended 6/30/07
shareholders with a performance overview                                                     PLEASE NOTE THAT PAST PERFORMANCE IS
specific to their holdings. Institutional    Inception                           20.77%   NOT INDICATIVE OF FUTURE RESULTS. MORE
Class shares are offered exclusively to      5 Years                             35.08    RECENT RETURNS MAY BE MORE OR LESS THAN
institutional investors, including defined   1 Year                              38.94    THOSE SHOWN. ALL RETURNS ASSUME
contribution plans that meet certain         6 Months*                           19.68    REINVESTMENT OF DISTRIBUTIONS AT NAV.
criteria.                                                                                 INVESTMENT RETURN AND PRINCIPAL VALUE WILL
                                             * Cumulative total return that has not       FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
                                               been annualized                            MAY BE WORTH MORE OR LESS THAN THEIR
                                             ==========================================   ORIGINAL COST. SEE FULL REPORT FOR
                                                                                          INFORMATION ON COMPARATIVE BENCHMARKS.
                                             INSTITUTIONAL CLASS SHARES' INCEPTION DATE   PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             IS OCTOBER 25, 2005. RETURNS SINCE THAT      MORE INFORMATION. FOR THE MOST CURRENT
                                             DATE ARE HISTORICAL RETURNS. ALL OTHER       MONTH-END PERFORMANCE, PLEASE CALL
                                             RETURNS ARE BLENDED RETURNS OF HISTORICAL    800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             INSTITUTIONAL CLASS SHARE PERFORMANCE AND
                                             RESTATED CLASS A SHARE PERFORMANCE (FOR
                                             PERIODS PRIOR TO THE INCEPTION DATE OF
                                             INSTITUTIONAL CLASS SHARES) AT NET ASSET
                                             VALUE (NAV) AND REFLECT THE RULE 12B-1
                                             FEES APPLICABLE TO CLASS A SHARES. CLASS A
                                             SHARES' INCEPTION DATE IS AUGUST 31, 2000.

                                                INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE IS AT
                                             NAV. PERFORMANCE OF INSTITUTIONAL CLASS
                                             SHARES WILL DIFFER FROM PERFORMANCE OF
                                             OTHER SHARE CLASSES PRIMARILY DUE TO
                                             DIFFERING SALES CHARGES AND CLASS
                                             EXPENSES.

                                                A REDEMPTION FEE OF 2% WILL BE IMPOSED
                                             ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
==========================================   THE FUND WITHIN 30 DAYS OF PURCHASE.
NASDAQ SYMBOL                        IEGIX   EXCEPTIONS TO THE REDEMPTION FEE ARE
==========================================   LISTED IN THE FUND'S PROSPECTUS.

Over for information on your Fund's expenses.

=======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=======================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                             [AIM INVESTMENTS LOGO]
AIMinvestments.com               ISC-INS-2              A I M Distributors, Inc.                            --REGISTERED TRADEMARK--

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      mate the expenses that you paid over the        The hypothetical account values and
                                             period. Simply divide your account value     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      by $1,000 (for example, an $8,600 account    actual ending account balance or expenses
ongoing costs, including management fees     value divided by $1,000 = 8.6), then         you paid for the period. You may use this
and other Fund expenses. This example is     multiply the result by the number in the     information to compare the ongoing costs
intended to help you understand your         table under the heading entitled "Actual     of investing in the Fund and other funds.
ongoing costs (in dollars) of investing in   Expenses Paid During Period" to estimate     To do so, compare this 5% hypothetical
the Fund and to compare these costs with     the expenses you paid on your account        example with the 5% hypothetical examples
ongoing costs of investing in other mutual   during this period.                          that appear in the shareholder reports of
funds. The example is based on an                                                         the other funds.
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON
beginning of the period and held for the     PURPOSES                                        Please note that the expenses shown in
entire period January 1, 2007, through                                                    the table are meant to highlight your
June 30, 2007.                               The table below also provides information    ongoing costs only. Therefore, the
                                             about hypothetical account values and        hypothetical information is useful in
ACTUAL EXPENSES                              hypothetical expenses based on the Fund's    comparing ongoing costs only, and will not
                                             actual expense ratio and an assumed rate     help you determine the relative total
The table below provides information about   of return of 5% per year before expenses,    costs of owning different funds.
actual account values and actual expenses.   which is not the Fund's actual return.
You may use the information in this table,
together with the amount you invested, to
esti-

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
SHARE            ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS               (1/1/07)             (6/30/07)(1)           PERIOD(2)      (6/30/07)           PERIOD(2)           RATIO

Institutional      $1,000.00              $1,196.80               $5.83        $1,019.49             $5.36             1.07%

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2007, through June 30,
    2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIMinvestments.com               ISC-INS-2              A I M Distributors, Inc.

                                   [EDELIVERY
                                  GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY                                            FUND HOLDINGS AND PROXY VOTING INFORMATION

eDelivery is the process of receiving your fund and account       The Fund provides a complete list of its holdings four times in
information via e-mail. Once your quarterly statements, tax       each fiscal year, at the quarter-ends. For the second and fourth
forms, fund reports, and prospectuses are available, we will      quarters, the lists appear in the Fund's semiannual and annual
send you an e-mail notification containing links to these         reports to shareholders. For the first and third quarters, the
documents. For security purposes, you will need to log in to      Fund files the lists with the Securities and Exchange Commission
your account to view your statements and tax forms.               (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. From our home page, click on
WHY SIGN UP?                                                      Products & Performance, then Mutual Funds, then Fund Overview.
                                                                  Select your Fund from the drop-down menu and click on Complete
Register for eDelivery to:                                        Quarterly Holdings. Shareholders can also look up the Fund's Forms
                                                                  N-Q on the SEC Web site at sec.gov. Copies of the Fund's Forms N-Q
o  save your Fund the cost of printing and postage.               may be reviewed and copied at the SEC Public Reference Room in
                                                                  Washington, D.C. You can obtain information on the operation of
o  reduce the amount of paper you receive.                        the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by
o  gain access to your documents faster by not waiting for the    electronic request at the following e-mail address:
   mail.                                                          publicinfo@sec.gov. The SEC file numbers for the Fund are
                                                                  811-01540 and 002-27334.
o  view your documents online anytime at your convenience.
                                                                  A description of the policies and procedures that the Fund uses to
o  save the documents to your personal computer or print them     determine how to vote proxies relating to portfolio securities is
   out for your records.                                          available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site,
HOW DO I SIGN UP?                                                 AIMinvestments.com. On the home page, scroll down and click on AIM
                                                                  Funds Proxy Policy. The information is also available on the SEC
It's easy. Just follow these simple steps:                        Web site, sec.gov.

1. Log in to your account.                                        Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is
2. Click on the "Service Center" tab.                             available at our Web site. Go to AIMinvestments.com, access the
                                                                  About Us tab, click on Required Notices and then click on Proxy
3. Select "Register for eDelivery" and complete the consent       Voting Activity. Next, select the Fund from the drop-down menu.
   process.                                                       The information is also available on the SEC Web site, sec.gov.

This AIM service is provided by AIM Investment Services, Inc.

                                                                  ISC-SAR-1     A I M Distributors, Inc.     [AIM INVESTMENTS LOGO]
                                                                                                            --REGISTERED TRADEMARK--

                                                    AIM MID CAP BASIC VALUE FUND
                               Semiannual Report to Shareholders o June 30, 2007

DOMESTIC EQUITY

Mid-Cap Value

Table of Contents

Letter to Shareholders ...................    2
Fund Performance .........................    3
Schedule of Investments ..................    4
Financial Statements .....................    6
Notes to Financial Statements ............    9
Financial Highlights .....................   15
Fund Expenses ............................   20
Approval of Advisory Agreement ...........   21

                             For the most current month-end Fund performance and commentary, please visit AIMinvestments.com.

                             Unless otherwise noted, all data in this report are from A I M Management Group Inc.

                             If used after October 20, 2007, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end.

                             THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A
                             CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS
                             MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
                             AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY
                             BEFORE INVESTING.
 [AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--     NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIM MID CAP BASIC VALUE FUND

                                             Dear Fellow Shareholders:

                                             In overseeing the management of the AIM family of funds on your behalf, your Board of
                                             Trustees of the AIM Funds continues to focus on improved investment performance,
    [CROCKETT                                reduced shareholder costs, and high ethical standards. Since my last letter, your Board
      PHOTO]                                 has welcomed two new members: Marty Flanagan, President and CEO of INVESCO, AIM's parent company, and Phil Taylor, who was named CEO of AIM Investments
                                             --REGISTERED TRADEMARK-- in April 2006. Robert Graham, who has given more than 30 years
Bruce L. Crockett                            of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as Vice Chairman of the Board. We thank Bob for his many contributions and wish him a long and happy future.

                                                Our review of fund performance has shown healthy progress, but the process is necessarily one of continuous improvement. In general, as of June 30, 2007, we have seen persistent investment discipline and more consistently good results. While this statement may not apply to every AIM Fund all the time, as I write this letter, the overall trend in fund management and performance has been positive.

                                                The investment management talent at AIM has recently been enhanced by the promotion of Karen Dunn Kelley to Head of INVESCO's Worldwide Fixed Income as well as Director of
                                             AIM Global and Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under Karen's direction, AIM's cash management organization grew to one of the world's largest and most respected, with top-tier performance. The operations now combined under her charge represent more than $150 billion in assets, 120 investment professionals, and products that span the entire yield curve.

                                                In other news, your Board took a more active role in preparing for "proxy season,"
                                             the period when fund managers must vote the shares held by their funds "for" or
                                             "against" various proposals on the ballots of the issuing companies. Beginning in the
                                             2007 proxy season, AIM implemented new proxy voting policies, developed by management in conjunction with an ad hoc Board committee, which provided a solid framework for properly evaluating and executing the many decisions the AIM Funds are required to make to vote shares.

                                                In general, the AIM Funds voted for proposals that would allow shareholders a greater role in election of directors, proxy access and "say for pay." The AIM Funds voted against directors who AIM believed failed to govern well in cases of corporate mismanagement, such as the backdating of options grants, and against "poison pill" and
                                             "take under" proposals that would favor the financial interests of managers at the expense of investors in the case of a merger or acquisition. You can view the proxy votes cast for your fund by going to AIMinvestments.com. Click the "About Us" tab, then go to "Required Notices" and "Proxy Voting Activity."

                                                Additionally, your Board raised the amount its members are recommended to invest in the AIM Funds within three years of joining the Board, with the goal of aligning our interests even more closely with yours.

                                                Furthermore, at our June meeting we renewed the investment advisory contracts between the AIM Funds and AIM for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the "Products and Performance" tab and go to
                                             "Investment Advisory Agreement Renewals."

                                                Your Board's ability to best represent your interests depends on our knowledge of your opinions and concerns. Please send me an email (bruce@brucecrockett.com) with your thoughts on the following:

                                                1) How important is it to you to hear about your Board's decisions and activities in these letters?

                                                2) What other information (on overall performance, specific funds, managers, etc.)
                                                   would make the letters more meaningful to you?

                                                3) Would you prefer that communication from your Board continue to be delivered in paper form by regular mail or be sent electronically by email?

                                                If you would prefer to communicate through a quick online survey, please go to
                                             AIMinvestments.com and provide your responses there.

                                                We need to hear from you to do our best job, and I look forward to your responses.

                                             Sincerely,


                                             /s/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board of Directors

                                             August 10, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by AIM
                                             Investments and the PowerShares Exchange-Traded Fund Trust.

AIM MID CAP BASIC VALUE FUND

FUND PERFORMANCE
=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 12/31/06-6/30/07, excluding applicable sales charges. If sales charges were included, returns would be lower.

Class A Shares                                                                   16.20%
Class B Shares                                                                   15.86
Class C Shares                                                                   15.79
Class R Shares                                                                   16.07
S&P 500 Index(1) (Broad Market Index)                                             6.96
Russell Midcap Value Index(1) (Style-Specific Index)                              8.69
Lipper Mid-Cap Value Funds Index(1) (Peer Group Index)                           11.34

SOURCE: (1)LIPPER INC.

The unmanaged S&P 500 --REGISTERED TRADEMARK-- Index is an index of common stocks frequently used as a general measure of U.S. stock market performance.

   The unmanaged Russell Midcap --REGISTERED TRADEMARK-- Value Index is a subset of the
Russell Midcap --REGISTERED TRADEMARK-- Index, which represents the performance of the stocks of domestic mid-capitalization companies; the Value subset measures the performance of Russell Midcap companies with lower price/book ratios and lower forecasted growth values.

The Russell Midcap Value Index and the Russell Midcap Index are trademarks/service marks of the Frank Russell Company. Russell --REGISTERED TRADEMARK-- is a trademark of the Frank Russell Company.

   The unmanaged Lipper Mid-Cap Value Funds Index represents an average of the performance of the largest mid-capitalization value funds tracked by Lipper Inc., an independent mutual fund performance monitor.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.
=======================================================================================

==========================================   THE INCEPTION DATE OF CLASS R SHARES) AT        CLASS A SHARE PERFORMANCE REFLECTS THE
FUND PERFORMANCE                             NET ASSET VALUE, ADJUSTED TO REFLECT THE     MAXIMUM 5.50% SALES CHARGE, AND CLASS B
                                             HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS   AND CLASS C SHARE PERFORMANCE REFLECTS THE
As of 6/30/07, including applicable sales    R SHARES. CLASS A SHARES' INCEPTION DATE     APPLICABLE CONTINGENT DEFERRED SALES
charges                                      IS DECEMBER 31, 2001.                        CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
                                                                                          CDSC ON CLASS B SHARES DECLINES FROM 5%
CLASS A SHARES                                  THE PERFORMANCE DATA QUOTED REPRESENT     BEGINNING AT THE TIME OF PURCHASE TO 0% AT
Inception (12/31/01)                10.43%   PAST PERFORMANCE AND CANNOT GUARANTEE        THE BEGINNING OF THE SEVENTH YEAR. THE
   5 Years                          12.36    COMPARABLE FUTURE RESULTS; CURRENT           CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
   1 Year                           22.40    PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
                                             VISIT AIMINVESTMENTS.COM FOR THE MOST        HAVE A FRONT-END SALES CHARGE; RETURNS
CLASS B SHARES                               RECENT MONTH-END PERFORMANCE. PERFORMANCE    SHOWN ARE AT NET ASSET VALUE AND DO NOT
Inception (12/31/01)                10.70%   FIGURES REFLECT REINVESTED DISTRIBUTIONS,    REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
   5 Years                          12.62    CHANGES IN NET ASSET VALUE AND THE EFFECT    ON A TOTAL REDEMPTION OF RETIREMENT PLAN
   1 Year                           23.63    OF THE MAXIMUM SALES CHARGE UNLESS           ASSETS WITHIN THE FIRST YEAR.
                                             OTHERWISE STATED. PERFORMANCE FIGURES DO
CLASS C SHARES                               NOT REFLECT DEDUCTION OF TAXES A                THE PERFORMANCE OF THE FUND'S SHARE
Inception (12/31/01)                10.80%   SHAREHOLDER WOULD PAY ON FUND                CLASSES WILL DIFFER PRIMARILY DUE TO
   5 Years                          12.85    DISTRIBUTIONS OR SALE OF FUND SHARES.        DIFFERENT SALES CHARGE STRUCTURES AND
   1 Year                           27.63    INVESTMENT RETURN AND PRINCIPAL VALUE WILL   CLASS EXPENSES.
                                             FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR
CLASS R SHARES                               LOSS WHEN YOU SELL SHARES.
Inception                           11.37%
   5 Years                          13.44       THE TOTAL ANNUAL FUND OPERATING EXPENSE
   1 Year                           29.28    RATIO SET FORTH IN THE MOST RECENT FUND
==========================================   PROSPECTUS AS OF THE DATE OF THIS REPORT
                                             FOR CLASS A, CLASS B, CLASS C AND CLASS R
CLASS R SHARES' INCEPTION DATE IS APRIL      SHARES WAS 1.53%, 2.28%, 2.28% AND 1.78%,
30, 2004. RETURNS SINCE THAT DATE ARE        RESPECTIVELY. THE EXPENSE RATIOS PRESENTED
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    ABOVE MAY VARY FROM THE EXPENSE RATIOS
BLENDED RETURNS OF HISTORICAL CLASS R        PRESENTED IN OTHER SECTIONS OF THIS REPORT
SHARE PERFORMANCE AND RESTATED CLASS A       THAT ARE BASED ON EXPENSES INCURRED DURING
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      THE PERIOD COVERED BY THIS REPORT.

AIM Mid Cap Basic Value Fund

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2007


---------------------------------------------------------
Consumer Discretionary                            22.1%
---------------------------------------------------------
Information Technology                            20.4
---------------------------------------------------------
Financials                                        18.1
---------------------------------------------------------
Industrials                                       13.9
---------------------------------------------------------
Health Care                                       11.8
---------------------------------------------------------
Consumer Staples                                   5.6
---------------------------------------------------------
Materials                                          4.6
---------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                      3.5
_________________________________________________________
=========================================================

SCHEDULE OF INVESTMENTS*

June 30, 2007
(Unaudited)

                                                SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.50%

ADVERTISING-3.16%

Interpublic Group of Cos., Inc. (The)(a)         782,801   $  8,923,931
=======================================================================

APPAREL RETAIL-4.33%

Gap, Inc. (The)                                  302,476      5,777,292
-----------------------------------------------------------------------
TJX Cos., Inc. (The)                             235,380      6,472,950
=======================================================================
                                                             12,250,242
=======================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-3.29%

Liz Claiborne, Inc.                              249,276      9,297,995
=======================================================================

APPLICATION SOFTWARE-1.01%

Epicor Software Corp.(a)                         191,187      2,842,951
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-3.39%

FBR Capital Markets Corp.(a)                     177,612      3,001,643
-----------------------------------------------------------------------
Waddell & Reed Financial, Inc.-Class A           252,565      6,569,215
=======================================================================
                                                              9,570,858
=======================================================================

BREWERS-3.37%

Molson Coors Brewing Co.-Class B                 102,949      9,518,665
=======================================================================

BUILDING PRODUCTS-1.99%

American Standard Cos., Inc.                      95,154      5,612,183
=======================================================================

COMMUNICATIONS EQUIPMENT-2.97%

Plantronics, Inc.                                320,356      8,399,734
=======================================================================

COMPUTER HARDWARE-2.55%

Dell Inc.(a)                                     252,429      7,206,848
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------

CONSTRUCTION & ENGINEERING-6.57%

Chicago Bridge & Iron Co. N.V.-New York
  Shares                                         228,828   $  8,635,969
-----------------------------------------------------------------------
Shaw Group Inc. (The)(a)                         214,251      9,917,679
=======================================================================
                                                             18,553,648
=======================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.50%

Navistar International Corp.(a)                   64,414      4,251,324
=======================================================================

CONSTRUCTION MATERIALS-2.59%

Cemex S.A.B. de C.V.-ADR (Mexico)(a)             198,145      7,311,550
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-5.82%

DST Systems, Inc.(a)                             123,014      9,743,939
-----------------------------------------------------------------------
Fidelity National Information Services, Inc.     123,250      6,690,010
=======================================================================
                                                             16,433,949
=======================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-2.47%

ChoicePoint Inc.(a)                              164,679      6,990,624
=======================================================================

EDUCATION SERVICES-3.61%

Apollo Group, Inc.-Class A(a)                    174,449     10,193,055
=======================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.46%

Cognex Corp.                                     183,186      4,123,517
=======================================================================

HEALTH CARE DISTRIBUTORS-2.43%

McKesson Corp.                                   115,104      6,864,803
=======================================================================

HEALTH CARE EQUIPMENT-1.83%

Symmetry Medical Inc.(a)                         322,713      5,166,635
=======================================================================

AIM Mid Cap Basic Value Fund

                                                SHARES        VALUE
-----------------------------------------------------------------------

HOUSEHOLD APPLIANCES-2.18%

Whirlpool Corp.                                   55,501   $  6,171,711
=======================================================================

INSURANCE BROKERS-4.47%

AON Corp.                                        199,398      8,496,349
-----------------------------------------------------------------------
National Financial Partners Corp.                 89,407      4,140,438
=======================================================================
                                                             12,636,787
=======================================================================

LEISURE PRODUCTS-2.70%

Brunswick Corp.                                  233,460      7,617,800
=======================================================================

LIFE & HEALTH INSURANCE-1.91%

Protective Life Corp.                            112,919      5,398,657
=======================================================================

LIFE SCIENCES TOOLS & SERVICES-3.07%

Waters Corp.(a)                                  146,397      8,690,126
=======================================================================

MANAGED HEALTH CARE-4.48%

Aetna Inc.                                        97,116      4,797,530
-----------------------------------------------------------------------
UnitedHealth Group Inc.                          153,754      7,862,980
=======================================================================
                                                             12,660,510
=======================================================================

PACKAGED FOODS & MEATS-2.22%

Cadbury Schweppes PLC-ADR (United Kingdom)       115,568      6,275,342
=======================================================================

PAPER PACKAGING-2.03%

Smurfit-Stone Container Corp.(a)                 432,019      5,750,173
=======================================================================

PROPERTY & CASUALTY INSURANCE-1.72%

Security Capital Assurance Ltd.                  157,039      4,847,794
=======================================================================

PUBLISHING-2.81%

Valassis Communications, Inc.(a)                 461,321      7,930,108
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------

REGIONAL BANKS-3.32%

Popular, Inc.                                    377,580   $  6,067,711
-----------------------------------------------------------------------
Zions Bancorp                                     42,994      3,306,668
=======================================================================
                                                              9,374,379
=======================================================================

REINSURANCE-2.16%

Max Re Capital Ltd.                              215,341      6,094,150
=======================================================================

SEMICONDUCTOR EQUIPMENT-3.81%

Brooks Automation, Inc.(a)                       250,457      4,545,795
-----------------------------------------------------------------------
KLA-Tencor Corp.                                 113,139      6,216,988
=======================================================================
                                                             10,762,783
=======================================================================

SYSTEMS SOFTWARE-2.83%

CA Inc.                                          309,316      7,989,632
=======================================================================

THRIFTS & MORTGAGE FINANCE-1.09%

Fannie Mae                                        47,259      3,087,430
=======================================================================

TRUCKING-1.36%

Heartland Express, Inc.                          236,176      3,849,669
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $203,464,662)                         272,649,563
=======================================================================

MONEY MARKET FUNDS-1.98%

Liquid Assets Portfolio-Institutional
  Class(b)                                     2,799,936      2,799,936
-----------------------------------------------------------------------
Premier Portfolio-Institutional Class(b)       2,799,936      2,799,936
=======================================================================
    Total Money Market Funds (Cost
      $5,599,872)                                             5,599,872
=======================================================================
TOTAL INVESTMENTS-98.48% (Cost $209,064,534)                278,249,435
=======================================================================
OTHER ASSETS LESS LIABILITIES-1.52%                           4,293,743
=======================================================================
NET ASSETS-100.00%                                         $282,543,178
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

* Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Mid Cap Basic Value Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost $203,464,662)      $272,649,563
-----------------------------------------------------------
Investments in affiliated money market funds
  (Cost $5,599,872)                               5,599,872
===========================================================
     Total investments (Cost $209,064,534)      278,249,435
===========================================================
Foreign currencies, at value (Cost $109)                112
===========================================================
Receivables for:
  Investments sold                                4,855,666
-----------------------------------------------------------
  Fund shares sold                                  314,779
-----------------------------------------------------------
  Dividends                                         146,621
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               17,960
-----------------------------------------------------------
Other assets                                         24,568
===========================================================
     Total assets                               283,609,141
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                             466,253
-----------------------------------------------------------
  Fund shares reacquired                            306,850
-----------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                29,639
-----------------------------------------------------------
Accrued distribution fees                            95,382
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            4,390
-----------------------------------------------------------
Accrued transfer agent fees                         103,966
-----------------------------------------------------------
Accrued operating expenses                           59,483
===========================================================
     Total liabilities                            1,065,963
===========================================================
Net assets applicable to shares outstanding    $282,543,178
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $196,253,293
-----------------------------------------------------------
Undistributed net investment income               1,773,040
-----------------------------------------------------------
Undistributed net realized gain                  15,331,942
-----------------------------------------------------------
Unrealized appreciation                          69,184,903
===========================================================
                                               $282,543,178
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                        $133,882,566
___________________________________________________________
===========================================================
Class B                                        $ 52,949,587
___________________________________________________________
===========================================================
Class C                                        $ 29,190,932
___________________________________________________________
===========================================================
Class R                                        $    791,536
___________________________________________________________
===========================================================
Institutional Class                            $ 65,728,557
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           8,329,910
___________________________________________________________
===========================================================
Class B                                           3,436,621
___________________________________________________________
===========================================================
Class C                                           1,895,598
___________________________________________________________
===========================================================
Class R                                              49,583
___________________________________________________________
===========================================================
Institutional Class                               4,005,076
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      16.07
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $16.07 divided by
       94.50%)                                 $      17.01
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
     share                                     $      15.41
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
     share                                     $      15.40
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
     share                                     $      15.96
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
     share                                     $      16.41
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Mid Cap Basic Value Fund

STATEMENT OF OPERATIONS

For the six months ended June 30, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends                                                     $ 3,631,220
-------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $2,513)                            176,465
=========================================================================
     Total investment income                                    3,807,685
=========================================================================


EXPENSES:

Advisory fees                                                   1,040,787
-------------------------------------------------------------------------
Administrative services fees                                       49,758
-------------------------------------------------------------------------
Custodian fees                                                      4,600
-------------------------------------------------------------------------
Distribution fees:

  Class A                                                         152,450
-------------------------------------------------------------------------
  Class B                                                         262,597
-------------------------------------------------------------------------
  Class C                                                         138,369
-------------------------------------------------------------------------
  Class R                                                           1,453
-------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                              331,866
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                  288
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          12,702
-------------------------------------------------------------------------
Other                                                             101,074
=========================================================================
     Total expenses                                             2,095,944
=========================================================================
Less: Fees waived and expense offset arrangements                 (84,089)
=========================================================================
     Net expenses                                               2,011,855
=========================================================================
Net investment income                                           1,795,830
=========================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from investment securities            11,754,644
=========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        25,658,869
-------------------------------------------------------------------------
  Foreign currencies                                                    3
=========================================================================
                                                               25,658,872
=========================================================================
Net realized and unrealized gain                               37,413,516
=========================================================================
Net increase in net assets resulting from operations          $39,209,346
_________________________________________________________________________
=========================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Mid Cap Basic Value Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2007 and the year ended December 31, 2006 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2007            2006
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  1,795,830    $ (1,185,371)
------------------------------------------------------------------------------------------
  Net realized gain                                             11,754,644      34,113,815
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                         25,658,872     (14,983,172)
==========================================================================================
    Net increase in net assets resulting from operations        39,209,346      17,945,272
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                               --     (13,617,000)
------------------------------------------------------------------------------------------
  Class B                                                               --      (6,511,768)
------------------------------------------------------------------------------------------
  Class C                                                               --      (3,286,412)
------------------------------------------------------------------------------------------
  Class R                                                               --         (51,729)
------------------------------------------------------------------------------------------
  Institutional Class                                                   --      (5,072,768)
==========================================================================================
    Decrease in net assets resulting from distributions                 --     (28,539,677)
==========================================================================================
Share transactions-net:
  Class A                                                        1,808,258      (9,269,776)
------------------------------------------------------------------------------------------
  Class B                                                       (6,798,962)    (14,926,594)
------------------------------------------------------------------------------------------
  Class C                                                       (1,314,479)     (2,097,247)
------------------------------------------------------------------------------------------
  Class R                                                          255,729         296,385
------------------------------------------------------------------------------------------
  Institutional Class                                           12,843,452      20,466,955
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          6,793,998      (5,530,277)
==========================================================================================
    Net increase (decrease) in net assets                       46,003,344     (16,124,682)
==========================================================================================

NET ASSETS:

  Beginning of period                                          236,539,834     252,664,516
==========================================================================================
  End of period (including undistributed net investment
    income (loss) of $1,773,040 and $(22,790), respectively)  $282,543,178    $236,539,834
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Mid Cap Basic Value Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Mid Cap Basic Value Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is long-term growth of capital.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

AIM Mid Cap Basic Value Fund


       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in

AIM Mid Cap Basic Value Fund

     excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

K. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $1 billion                                              0.80%
-------------------------------------------------------------------
Next $4 billion                                               0.75%
-------------------------------------------------------------------
Over $5 billion                                               0.70%
 __________________________________________________________________
===================================================================


    Effective July 1, 2007, the Trustees approved a reduced contractual advisory fee schedule for the Fund. Prior to July 1, 2007 AIM had contractually waived advisory fees to the same reduced advisory fee schedule. Under the terms of the investment advisory agreement, the Fund will pay an advisory fee to AIM based on the following annual rates of the Fund's average daily net assets:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.745%
--------------------------------------------------------------------
Next $250 million                                             0.73%
--------------------------------------------------------------------
Next $500 million                                             0.715%
--------------------------------------------------------------------
Next $1.5 billion                                             0.70%
--------------------------------------------------------------------
Next $2.5 billion                                             0.685%
--------------------------------------------------------------------
Next $2.5 billion                                             0.67%
--------------------------------------------------------------------
Next $2.5 billion                                             0.655%
--------------------------------------------------------------------
Over $10 billion                                              0.64%
 ___________________________________________________________________
====================================================================


    Further, effective July 1, 2007, AIM has contractually agreed through at least June 30, 2008 to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the six months ended June 30, 2007, AIM waived advisory fees of $73,465.

    At the request of the Trustees of the Trust, INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2007, INVESCO did not reimburse any expenses.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

AIM Mid Cap Basic Value Fund


    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2007, ADI advised the Fund that it retained $23,909 in front-end sales commissions from the sale of Class A shares and $1,368, $22,235, $1,044 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND                                               12/31/06          AT COST          FROM SALES         06/30/07        INCOME
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-Institutional Class       $1,765,125       $32,784,382       $(31,749,571)      $2,799,936      $ 87,184
---------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-Institutional Class              1,765,125        32,784,382        (31,749,571)       2,799,936        86,768
=================================================================================================================================
  Subtotal                                        $3,530,250       $65,568,764       $(63,499,142)      $5,599,872      $173,952
=================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND                                               12/31/06          AT COST          FROM SALES         06/30/07        INCOME*
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-Institutional Class       $ 7,718,100      $ 36,659,555      $ (44,377,655)     $       --      $  2,513
=================================================================================================================================
  Total Investments in Affiliates                 $11,248,350      $102,228,319      $(107,876,797)     $5,599,872      $176,465
_________________________________________________________________________________________________________________________________
=================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit used to offset custodian fees. For the six months ended June 30, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $10,624.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2007, the Fund paid legal fees of $2,674 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

AIM Mid Cap Basic Value Fund


    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At June 30, 2007, there were no securities out on loan. For the six months ended June 30, 2007, the Fund received dividends on cash collateral investments of $2,513 for securities lending transactions, which are net of compensation to counterparties.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2006.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2007 was $64,470,799 and $60,565,538, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $68,543,689
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (849,271)
===============================================================================
Net unrealized appreciation of investment securities               $67,694,418
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $210,555,017.

AIM Mid Cap Basic Value Fund

NOTE 10--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.


                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                   JUNE 30, 2007(a)             DECEMBER 31, 2006
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      1,300,867    $ 19,613,735    1,904,423     $ 27,969,183
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        291,002       4,158,594      553,749        7,875,513
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        252,284       3,603,742      346,553        4,923,116
----------------------------------------------------------------------------------------------------------------------
  Class R                                                         19,317         292,787       21,100          309,171
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          1,237,147      18,690,250    1,082,906       15,996,988
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --              --      949,174       13,003,685
----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --      463,363        6,107,119
----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --      242,476        3,195,833
----------------------------------------------------------------------------------------------------------------------
  Class R                                                             --              --        3,798           51,728
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --              --      363,900        5,072,768
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        189,224       2,860,807      319,661        4,625,122
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (197,079)     (2,860,807)    (329,478)      (4,625,122)
======================================================================================================================
Reacquired:
  Class A                                                     (1,382,333)    (20,666,284)   (3,776,685)    (54,867,766)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (564,229)     (8,096,749)   (1,715,734)    (24,284,104)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (345,019)     (4,918,221)    (725,525)     (10,216,196)
----------------------------------------------------------------------------------------------------------------------
  Class R                                                         (2,383)        (37,058)      (4,371)         (64,514)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           (358,838)     (5,846,798)     (41,552)        (602,801)
======================================================================================================================
                                                                 439,960    $  6,793,998     (342,242)    $ (5,530,277)
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 8% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially. In addition, 21% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

NOTE 11--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending June 30, 2007. The adoption of these provisions has no impact on these financial statements.

AIM Mid Cap Basic Value Fund


NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  CLASS A
                                               -----------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                            YEAR ENDED DECEMBER 31,
                                                JUNE 30,        ------------------------------------------------------------
                                                  2007            2006           2005        2004          2003       2002
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  13.83        $  14.48       $  13.12    $  11.28       $  8.23    $  9.99
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                      0.11(a)        (0.04)(a)      (0.07)      (0.10)(a)     (0.08)     (0.06)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                        2.13            1.25           1.43        1.93          3.13      (1.70)
----------------------------------------------------------------------------------------------------------------------------
  Increase from payments by affiliates                --              --             --        0.01            --         --
============================================================================================================================
    Total from investment operations                2.24            1.21           1.36        1.84          3.05      (1.76)
============================================================================================================================
Less distributions:
  Distributions from net realized gains               --           (1.86)            --          --            --         --
============================================================================================================================
Net asset value, end of period                  $  16.07        $  13.83       $  14.48    $  13.12       $ 11.28    $  8.23
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                    16.20%           8.47%         10.37%      16.31%(c)     37.06%    (17.62)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $133,883        $113,672       $127,775    $115,164       $55,372    $39,130
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                  1.45%(d)        1.52%          1.51%       1.67%         1.80%      1.80%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                  1.51%(d)        1.58%          1.57%       1.69%         1.92%      1.93%
============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                1.48%(d)       (0.30)%        (0.51)%     (0.85)%       (1.00)%    (0.70)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(e)                            24%             46%            29%         34%           52%        41%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charge and is not annualized for periods less than one year.
(c) Total return is after reimbursement the advisor has agreed to pay for an economic loss due to trading error. Total return before reimbursement by the advisor was 16.22%.
(d) Ratios are annualized and based on average daily net assets of $122,970,380.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Mid Cap Basic Value Fund

                                                                                CLASS B
                                               --------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                           YEAR ENDED DECEMBER 31,
                                                JUNE 30,        ---------------------------------------------------------
                                                  2007           2006          2005       2004          2003       2002
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $ 13.30         $ 14.10       $ 12.87    $ 11.14       $  8.18    $  9.99
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                     0.05(a)        (0.15)(a)     (0.16)     (0.18)(a)     (0.13)     (0.12)(a)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       2.06            1.21          1.39       1.90          3.09      (1.69)
-------------------------------------------------------------------------------------------------------------------------
  Increase from payments by affiliates               --              --            --       0.01            --         --
=========================================================================================================================
    Total from investment operations               2.11            1.06          1.23       1.73          2.96      (1.81)
=========================================================================================================================
Less distributions:
  Dividends from net investment income               --              --            --         --            --      (0.00)
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains              --           (1.86)           --         --            --         --
=========================================================================================================================
    Total distributions                              --           (1.86)           --         --            --      (0.00)
=========================================================================================================================
Net asset value, end of period                  $ 15.41         $ 13.30       $ 14.10    $ 12.87       $ 11.14    $  8.18
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                   15.86%           7.63%         9.56%     15.53%(c)     36.19%    (18.12)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $52,950         $51,970       $69,594    $63,374       $38,165    $21,204
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                 2.20%(d)        2.27%         2.21%      2.32%         2.45%      2.45%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                 2.26%(d)        2.33%         2.27%      2.34%         2.57%      2.58%
=========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                               0.73%(d)       (1.05)%       (1.21)%    (1.50)%       (1.65)%    (1.35)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(e)                           24%             46%           29%        34%           52%        41%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charge and is not annualized for periods less than one year.
(c) Total return is after reimbursement the advisor has agreed to pay for an economic loss due to trading error. Total return before reimbursement by the advisor was 15.44%.
(d) Ratios are annualized and based on average daily net assets of $52,954,689.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Mid Cap Basic Value Fund

                                                                                CLASS C
                                               --------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                           YEAR ENDED DECEMBER 31,
                                                JUNE 30,        ---------------------------------------------------------
                                                  2007           2006          2005       2004          2003       2002
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $ 13.30         $ 14.09       $ 12.86    $ 11.13       $  8.18    $  9.99
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                     0.05(a)        (0.15)(a)     (0.16)     (0.18)(a)     (0.12)     (0.12)(a)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       2.05            1.22          1.39       1.90          3.07      (1.69)
-------------------------------------------------------------------------------------------------------------------------
  Increase from payments by affiliates               --              --            --       0.01            --         --
=========================================================================================================================
    Total from investment operations               2.10            1.07          1.23       1.73          2.95      (1.81)
=========================================================================================================================
Less distributions:
  Dividends from net investment income               --              --            --         --            --      (0.00)
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains              --           (1.86)           --         --            --         --
=========================================================================================================================
    Total distributions                              --           (1.86)           --         --            --      (0.00)
=========================================================================================================================
Net asset value, end of period                  $ 15.40         $ 13.30       $ 14.09    $ 12.86       $ 11.13    $  8.18
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                   15.79%           7.70%         9.56%     15.54%(c)     36.06%    (18.12)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $29,191         $26,435       $29,946    $27,601       $13,422    $ 8,059
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                 2.20%(d)        2.27%         2.21%      2.32%         2.45%      2.45%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                 2.26%(d)        2.33%         2.27%      2.34%         2.57%      2.58%
=========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                               0.73%(d)       (1.05)%       (1.21)%    (1.50)%       (1.65)%    (1.35)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(e)                           24%             46%           29%        34%           52%        41%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charge and is not annualized for periods less than one year.
(c) Total return is after reimbursement the advisor has agreed to pay for an economic loss due to trading error. Total return before reimbursement by the advisor was 15.45%.
(d) Ratios are annualized and based on average daily net assets of $27,903,141.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Mid Cap Basic Value Fund

                                                                                     CLASS R
                                                              ------------------------------------------------------
                                                                                                      APRIL 30, 2004
                                                              SIX MONTHS           YEAR ENDED          (DATE SALES
                                                                ENDED             DECEMBER 31,        COMMENCED) TO
                                                               JUNE 30,        -------------------     DECEMBER 31,
                                                                 2007           2006         2005          2004
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $13.75         $14.44       $13.11        $11.88
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.09(a)       (0.08)(a)    (0.05)        (0.08)(a)
--------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          2.12           1.25         1.38          1.30
--------------------------------------------------------------------------------------------------------------------
  Increase from payments by affiliates                              --             --           --          0.01
====================================================================================================================
    Total from investment operations                              2.21           1.17         1.33          1.23
====================================================================================================================
Less distributions from net realized gain                           --          (1.86)          --            --
====================================================================================================================
Net asset value, end of period                                  $15.96         $13.75       $14.44        $13.11
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                                  16.07%          8.22%       10.15%        10.35%(c)
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  792         $  449       $  175        $   33
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.70%(d)       1.77%        1.71%         1.78%(e)
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.76%(d)       1.83%        1.77%         1.80%(e)
====================================================================================================================
Ratio of net investment income (loss) to average net assets       1.23%(d)      (0.55)%      (0.71)%       (0.96)%(e)
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate(f)                                          24%            46%          29%           34%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Total return is after reimbursement the advisor has agreed to pay for an economic loss due to trading error. Total return before reimbursement by the advisor was 10.27%.
(d)  Ratios are annualized and based on average daily net assets of $585,806.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                INSTITUTIONAL CLASS
                                                              --------------------------------------------------------
                                                                                                        APRIL 30, 2004
                                                              SIX MONTHS            YEAR ENDED           (DATE SALES
                                                                ENDED              DECEMBER 31,         COMMENCED) TO
                                                               JUNE 30,        ---------------------     DECEMBER 31,
                                                                 2007           2006          2005           2004
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 14.08         $ 14.62       $ 13.17        $11.88
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.16(a)         0.05(a)       0.01         (0.02)(a)
----------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          2.17            1.27          1.44          1.30
----------------------------------------------------------------------------------------------------------------------
  Increase from payments by affiliates                              --              --            --          0.01
======================================================================================================================
    Total from investment operations                              2.33            1.32          1.45          1.29
======================================================================================================================
Less distributions from net realized gains                          --           (1.86)           --            --
======================================================================================================================
Net asset value, end of period                                 $ 16.41         $ 14.08       $ 14.62        $13.17
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                  16.55%           9.15%        11.01%        10.86(c)
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $65,729         $44,013       $25,174        $7,530
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.87%(d)        0.92%         0.92%         1.03%(e)
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.93%(d)        0.98%         0.98%         1.05%(e)
======================================================================================================================
Ratio of net investment income (loss) to average net assets       2.06%(d)        0.30%        (0.08)%       (0.21)%(e)
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate(f)                                          24%             46%           29%           34%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Total return is after reimbursement the advisor has agreed to pay for an economic loss due to trading error. Total return before reimbursement by the advisor was 10.77%
(d) Ratios are annualized and based on average daily net assets of $57,939,139.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Mid Cap Basic Value Fund

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION AND REGULATORY INQUIRIES


On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and AIM Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM MID CAP BASIC VALUE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to    use this information to compare the
                                             estimate the expenses that you paid over     ongoing costs of investing in the Fund and
As a shareholder of the Fund, you incur      the period. Simply divide your account       other funds. To do so, compare this 5%
two types of costs: (1) transaction costs,   value by $1,000 (for example, an $8,600      hypothetical example with the 5%
which may include sales charges (loads) on   account value divided by $1,000 = 8.6),      hypothetical examples that appear in the
purchase payments or contingent deferred     then multiply the result by the number in    shareholder reports of the other funds.
sales charges on redemptions, and            the table under the heading entitled
redemption fees, if any; and (2) ongoing     "Actual Expenses Paid During Period" to         Please note that the expenses shown in
costs, including management fees;            estimate the expenses you paid on your       the table are meant to highlight your
distribution and/or service (12b-1) fees;    account during this period.                  ongoing costs only and do not reflect any
and other Fund expenses. This example is                                                  transaction costs, such as sales charges
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON          (loads) on purchase payments, contingent
ongoing costs (in dollars) of investing in   PURPOSES                                     deferred sales charges on redemptions, and
the Fund and to compare these costs with                                                  redemption fees, if any. Therefore, the
ongoing costs of investing in other mutual   The table below also provides information    hypothetical information is useful in
funds. The example is based on an            about hypothetical account values and        comparing ongoing costs only, and will not
investment of $1,000 invested at the         hypothetical expenses based on the Fund's    help you determine the relative total
beginning of the period and held for the     actual expense ratio and an assumed rate     costs of owning different funds. In
entire period January 1, 2007, through       of return of 5% per year before expenses,    addition, if these transaction costs were
June 30, 2007.                               which is not the Fund's actual return.       included, your costs would have been
                                                                                          higher.
ACTUAL EXPENSES                                 The hypothetical account values and
                                             expenses may not be used to estimate the
The table below provides information about   actual ending account balance or expenses
actual account values and actual expenses.   you paid for the period. You may
You may use the information in this table,
====================================================================================================================================

                                                   ACTUAL                                HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING              ENDING             EXPENSES              ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING         ACCOUNT VALUE        PAID DURING          EXPENSE
 CLASS              (1/1/07)           (6/30/07)(1)         PERIOD(2)            (6/30/07)           PERIOD(2)            RATIO

   A               $1,000.00            $1,162.00             $ 7.77             $1,017.60             $ 7.25             1.45%
   B                1,000.00             1,158.60              11.77              1,013.88              10.99             2.20
   C                1,000.00             1,157.90              11.77              1,013.88              10.99             2.20
   R                1,000.00             1,160.70               9.11              1,016.36               8.50             1.70

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2007, through June 30,
    2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM MID CAP BASIC VALUE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     expenses of their assigned funds. The        may have occurred since that date,
Funds Group is required under the            Investments Committee considers each         including but not limited to changes to
Investment Company Act of 1940 to approve    Sub-Committee's recommendations and makes    the Fund's performance, advisory fees,
annually the renewal of the AIM Mid Cap      its own recommendations regarding the        expense limitations and/or fee waivers.
Basic Value Fund (the Fund) investment       performance, fees and expenses of the AIM
advisory agreement with A I M Advisors,      Funds to the full Board. Moreover, the       A. NATURE, EXTENT AND QUALITY OF SERVICES
Inc. (AIM). During contract renewal          Investments Committee considers each            PROVIDED BY AIM
meetings held on June 25-27, 2007, the       Sub-Committee's recommendations in making
Board as a whole and the disinterested or    its annual recommendation to the Board       The Board reviewed the advisory services
"independent" Trustees, voting separately,   whether to approve the continuance of each   provided to the Fund by AIM under the
approved the continuance of the Fund's       AIM Fund's investment advisory agreement     Fund's advisory agreement, the performance
investment advisory agreement for another    and sub-advisory agreement, if applicable    of AIM in providing these services, and
year, effective July 1, 2007. In doing so,   (advisory agreements), for another year.     the credentials and experience of the
the Board determined that the Fund's                                                      officers and employees of AIM who provide
advisory agreement is in the best               The independent Trustees, as mentioned    these services. The Board's review of the
interests of the Fund and its shareholders   above, are assisted in their annual          qualifications of AIM to provide these
and that the compensation to AIM under the   evaluation of the advisory agreements by     services included the Board's
Fund's advisory agreement is fair and        the independent Senior Officer. One          consideration of AIM's portfolio and
reasonable.                                  responsibility of the Senior Officer is to   product review process, various back
                                             manage the process by which the AIM Funds'   office support functions provided by AIM,
   The independent Trustees met separately   proposed management fees are negotiated      and AIM's equity and fixed income trading
during their evaluation of the Fund's        during the annual contract renewal process   operations. The Board concluded that the
investment advisory agreement with           to ensure that they are negotiated in a      nature, extent and quality of the advisory
independent legal counsel from whom they     manner which is at arms' length and          services provided to the Fund by AIM were
received independent legal advice, and the   reasonable. Accordingly, the Senior          appropriate and that AIM currently is
independent Trustees also received           Officer must either supervise a              providing satisfactory advisory services
assistance during their deliberations from   competitive bidding process or prepare an    in accordance with the terms of the Fund's
the independent Senior Officer, a            independent written evaluation. The Senior   advisory agreement. In addition, based on
full-time officer of the AIM Funds who       Officer has recommended that an              their ongoing meetings throughout the year
reports directly to the independent          independent written evaluation be provided   with the Fund's portfolio managers, the
Trustees. The following discussion more      and, upon the direction of the Board, has    Board concluded that these individuals are
fully describes the process employed by      prepared an independent written              competent and able to continue to carry
the Board to evaluate the performance of     evaluation.                                  out their responsibilities under the
the AIM Funds (including the Fund)                                                        Fund's advisory agreement.
throughout the year and, more                   During the annual contract renewal
specifically, during the annual contract     process, the Board considered the factors       In determining whether to continue the
renewal meetings.                            discussed below under the heading "Factors   Fund's advisory agreement, the Board
                                             and Conclusions and Summary of Independent   considered the prior relationship between
THE BOARD'S FUND EVALUATION PROCESS          Written Fee Evaluation" in evaluating the    AIM and the Fund, as well as the Board's
                                             fairness and reasonableness of the Fund's    knowledge of AIM's operations, and
The Board's Investments Committee has        advisory agreement at the contract renewal   concluded that it was beneficial to
established three Sub-Committees which are   meetings and at their meetings throughout    maintain the current relationship, in
responsible for overseeing the management    the year as part of their ongoing            part, because of such knowledge. The Board
of a number of the series portfolios of      oversight of the Fund. The Fund's advisory   also considered the steps that AIM and its
the AIM Funds. This Sub-Committee            agreement was considered separately,         affiliates have taken over the last
structure permits the Trustees to focus on   although the Board also considered the       several years to improve the quality and
the performance of the AIM Funds that have   common interests of all of the AIM Funds     efficiency of the services they provide to
been assigned to them. The Sub-Committees    in their deliberations. The Board            the Funds in the areas of investment
meet throughout the year to review the       comprehensively considered all of the        performance, product line diversification,
performance of their assigned funds, and     information provided to them and did not     distribution, fund operations, shareholder
the Sub-Committees review monthly and        identify any particular factor that was      services and compliance. The Board
quarterly comparative performance            controlling. Furthermore, each Trustee may   concluded that the quality and efficiency
information and periodic asset flow data     have evaluated the information provided      of the services AIM and its affiliates
for their assigned funds. These materials    differently from one another and             provide to the AIM Funds in each of these
are prepared under the direction and         attributed different weight to the various   areas have generally improved, and support
supervision of the independent Senior        factors. The Trustees recognized that the    the Board's approval of the continuance of
Officer. Over the course of each year, the   advisory arrangements and resulting          the Fund's advisory agreement.
Sub-Committees meet with portfolio           advisory fees for the Fund and the other
managers for their assigned funds and        AIM Funds are the result of years of         B. FUND PERFORMANCE
other members of management and review       review and negotiation between the
with these individuals the performance,      Trustees and AIM, that the Trustees may      The Board compared the Fund's performance
investment objective(s), policies,           focus to a greater extent on certain         during the past one, three and five
strategies and limitations of these funds.   aspects of these arrangements in some        calendar years to the performance of funds
                                             years than others, and that the Trustees'    in the Fund's Lipper peer group that are
   In addition to their meetings             deliberations and conclusions in a           not managed by AIM, and against the
throughout the year, the Sub-Committees      particular year may be based in part on      performance of all funds in the Lipper
meet at designated contract renewal          their deliberations and conclusions of       Mid-Cap Value Funds Index. The Board also
meetings each year to conduct an in-depth    these same arrangements throughout the       reviewed the methodology used by Lipper to
review of the performance, fees and          year and in prior years.                     identify the Fund's peers. The Board noted
expenses of their assigned funds. During                                                  that the Fund's performance was below the
the contract renewal process, the Trustees   FACTORS AND CONCLUSIONS AND SUMMARY OF       median performance of its peers for the
receive comparative performance and fee      INDEPENDENT WRITTEN FEE EVALUATION           past one, three and five year periods. The
data regarding all the AIM Funds prepared                                                 Board noted that the Fund's performance
by an independent company, Lipper, Inc.,     The discussion below serves as a summary     was below the performance of the Index for
under the direction and supervision of the   of the Senior Officer's independent          the one, three and five year periods. The
independent Senior Officer who also          written evaluation, as well as a             Board noted that AIM made changes to the
prepares a separate analysis of this         discussion of the material factors and       Fund's portfolio management team in 2006,
information for the Trustees. Each           related conclusions that formed the basis    which need more time to be evaluated
Sub-Committee then makes recommendations     for the Board's approval of the Fund's       before a conclusion can be reached that
to the Investments Committee regarding the   advisory agreement. Unless otherwise         the changes have adequately addressed the
performance, fees and                        stated, information set forth below is as    Fund's underperformance. The Board also
                                             of June 27, 2007 and does not reflect any    considered the steps AIM has taken over
                                             changes that                                 the last

                                                                                                                         (continued)

AIM MID CAP BASIC VALUE FUND

several years to improve the quality and     discussed above provides for seven           ates were providing these services in a
efficiency of the services that AIM          breakpoints. Based on this information,      satisfactory manner and in accordance with
provides to the AIM Funds. The Board         the Board concluded that the Fund's          the terms of their contracts, and were
concluded that AIM continues to be           advisory fees will appropriately reflect     qualified to continue to provide these
responsive to the Board's focus on fund      economies of scale upon the Board's          services to the Fund.
performance. However, due to the Fund's      approval of the amendment to the Fund's
underperformance, the Board also concluded   contractual advisory fee schedule. The          The Board considered the benefits
that it would be appropriate for the Board   Board also noted that the Fund shares        realized by AIM as a result of portfolio
to continue to closely monitor and review    directly in economies of scale through       brokerage transactions executed through
the performance of the Fund. Although the    lower fees charged by third party service    "soft dollar" arrangements. Under these
independent written evaluation of the        providers based on the combined size of      arrangements, portfolio brokerage
Fund's Senior Officer (discussed below)      all of the AIM Funds and affiliates.         commissions paid by the Fund and/or other
only considered Fund performance through                                                  funds advised by AIM are used to pay for
the most recent calendar year, the Board     E. PROFITABILITY AND FINANCIAL RESOURCES     research and execution services. The Board
also reviewed more recent Fund performance      OF AIM                                    noted that soft dollar arrangements shift
and this review did not change their                                                      the payment obligation for the research
conclusions.                                 The Board reviewed information from AIM      and executions services from AIM to the
                                             concerning the costs of the advisory and     funds and therefore may reduce AIM's
C. ADVISORY FEES AND FEE WAIVERS             other services that AIM and its affiliates   expenses. The Board also noted that
                                             provide to the Fund and the profitability    research obtained through soft dollar
The Board compared the Fund's contractual    of AIM and its affiliates in providing       arrangements may be used by AIM in making
advisory fee rate to the contractual         these services. The Board also reviewed      investment decisions for the Fund and may
advisory fee rates of funds in the Fund's    information concerning the financial         therefore benefit Fund shareholders. The
Lipper peer group that are not managed by    condition of AIM and its affiliates. The     Board concluded that AIM's soft dollar
AIM, at a common asset level and as of the   Board also reviewed with AIM the             arrangements were appropriate. The Board
end of the past calendar year. The Board     methodology used to prepare the              also concluded that, based on their review
noted that the Fund's advisory fee rate      profitability information. The Board         and representations made by AIM, these
was comparable to the median advisory fee    considered the overall profitability of      arrangements were consistent with
rate of its peers. The Board also reviewed   AIM, as well as the profitability of AIM     regulatory requirements.
the methodology used by Lipper and noted     in connection with managing the Fund. The
that the contractual fee rates shown by      Board noted that AIM continues to operate       The Board considered the fact that the
Lipper include any applicable long-term      at a net profit, although increased          Fund's uninvested cash and cash collateral
contractual fee waivers. The Board noted     expenses in recent years have reduced the    from any securities lending arrangements
that AIM does not serve as an advisor to     profitability of AIM and its affiliates.     may be invested in money market funds
other mutual funds or other clients with     The Board concluded that the Fund's          advised by AIM pursuant to procedures
investment strategies comparable to those    advisory fees were fair and reasonable,      approved by the Board. The Board noted
of the Fund.                                 and that the level of profits realized by    that AIM will receive advisory fees from
                                             AIM and its affiliates from providing        these affiliated money market funds
   The Board noted that AIM has not          services to the Fund was not excessive in    attributable to such investments, although
proposed any advisory fee waivers or         light of the nature, quality and extent of   AIM has contractually agreed to waive the
expense limitations for the Fund. However,   the services provided. The Board             advisory fees payable by the Fund with
the Board also noted that AIM has            considered whether AIM is financially        respect to its investment of uninvested
recommended that the Board approve an        sound and has the resources necessary to     cash in these affiliated money market
amendment to the Fund's contractual          perform its obligations under the Fund's     funds through at least June 30, 2008. The
advisory fee schedule that would implement   advisory agreement, and concluded that AIM   Board considered the contractual nature of
the contractual advisory fee waiver that     has the financial resources necessary to     this fee waiver and noted that it remains
had been formerly committed to by AIM,       fulfill these obligations.                   in effect until at least June 30, 2008.
which waiver provided for lower effective                                                 The Board concluded that the Fund's
fee rates at all asset levels than the       F. INDEPENDENT WRITTEN EVALUATION OF THE     investment of uninvested cash and cash
Fund's current contractual advisory fee         FUND'S SENIOR OFFICER                     collateral from any securities lending
schedule. The Board noted that AIM's                                                      arrangements in the affiliated money
recommendation was made in response to the   The Board noted that, upon their             market funds is in the best interests of
recommendation of the independent Senior     direction, the Senior Officer of the Fund,   the Fund and its shareholders.
Officer that AIM consider whether the        who is independent of AIM and AIM's
advisory fee waivers for certain equity      affiliates, had prepared an independent
AIM Funds, including the Fund, should be     written evaluation to assist the Board in
simplified. The Board concluded that it      determining the reasonableness of the
would be appropriate to approve the          proposed management fees of the AIM Funds,
proposed amendment to the Fund's             including the Fund. The Board noted that
contractual advisory fee schedule and that   they had relied upon the Senior Officer's
it was not necessary at this time to         written evaluation instead of a
discuss with AIM whether to implement any    competitive bidding process. In
fee waivers or expense limitations for the   determining whether to continue the Fund's
Fund.                                        advisory agreement, the Board considered
                                             the Senior Officer's written evaluation.
   After taking account of the Fund's
contractual advisory fee rate, as well as    G. COLLATERAL BENEFITS TO AIM AND ITS
the comparative advisory fee information        AFFILIATES
discussed above, the Board concluded that
the Fund's advisory fees were fair and       The Board considered various other
reasonable.                                  benefits received by AIM and its
                                             affiliates resulting from AIM's
D. ECONOMIES OF SCALE AND BREAKPOINTS        relationship with the Fund, including the
                                             fees received by AIM and its affiliates
The Board considered the extent to which     for their provision of administrative,
there are economies of scale in AIM's        transfer agency and distribution services
provision of advisory services to the        to the Fund. The Board considered the
Fund. The Board also considered whether      performance of AIM and its affiliates in
the Fund benefits from such economies of     providing these services and the
scale through contractual breakpoints in     organizational structure employed by AIM
the Fund's advisory fee schedule or          and its affiliates to provide these
through advisory fee waivers or expense      services. The Board also considered that
limitations. The Board noted that the        these services are provided to the Fund
Fund's contractual advisory fee schedule     pursuant to written contracts which are
currently includes only two breakpoints      reviewed and approved on an annual basis
but that the amendment to the Fund's         by the Board. The Board concluded that AIM
contractual advisory fee schedule            and its affili-

Supplement to Semiannual Report dated 6/30/07

AIM MID CAP BASIC VALUE FUND

INSTITUTIONAL CLASS SHARES                   ==========================================      PLEASE NOTE THAT PAST PERFORMANCE IS
                                             AVERAGE ANNUAL TOTAL RETURNS                 NOT 31, 2001. INDICATIVE OF FUTURE
The following information has been                                                        RESULTS. MORE RECENT RETURNS MAY BE MORE
prepared to provide Institutional Class      For periods ended 6/30/07                    OR LESS THAN THOSE SHOWN. ALL RETURNS
shareholders with a performance overview                                                  ASSUME REINVESTMENT OF DISTRIBUTIONS AT
specific to their holdings. Institutional    Inception                           11.95%   NAV. INVESTMENT RETURN AND PRINCIPAL VALUE
Class shares are offered exclusively to      5 Years                             14.07    WILL FLUCTUATE SO YOUR SHARES, WHEN
institutional investors, including defined   1 Year                              30.33    REDEEMED, MAY BE WORTH MORE OR LESS THAN
contribution plans that meet certain         6 Months*                           16.55    THEIR ORIGINAL COST. SEE FULL REPORT FOR
criteria.                                                                                 INFORMATION ON COMPARATIVE BENCHMARKS.
                                             *    Cumulative total return that has not    PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                                  been annualized                         MORE INFORMATION. FOR THE MOST CURRENT
                                             ==========================================   MONTH-END PERFORMANCE, PLEASE CALL
                                                                                          800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             INSTITUTIONAL CLASS SHARES' INCEPTION DATE
                                             IS APRIL 30, 2004. RETURNS SINCE THAT DATE
                                             ARE HISTORICAL RETURNS. ALL OTHER RETURNS
                                             ARE BLENDED RETURNS OF HISTORICAL
                                             INSTITUTIONAL CLASS SHARE PERFORMANCE AND
                                             RESTATED CLASS A SHARE PERFORMANCE (FOR
                                             PERIODS PRIOR TO THE INCEPTION DATE OF
                                             INSTITUTIONAL CLASS SHARES) AT NET ASSET
                                             VALUE (NAV) AND REFLECT THE HIGHER RULE
                                             12B-1 FEES APPLICABLE TO CLASS A SHARES.
                                             CLASS A SHARES' INCEPTION DATE IS DECEMBER

                                                  INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE IS AT
                                             NAV. PERFORMANCE OF INSTITUTIONAL CLASS
                                             SHARES WILL DIFFER FROM PERFORMANCE OF
==========================================   OTHER SHARE CLASSES PRIMARILY DUE TO
NASDAQ SYMBOL                        MDICX   DIFFERING SALES CHARGES AND CLASS
==========================================   EXPENSES.

Over for information on your Fund's expenses.

=======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=======================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                             [AIM INVESTMENTS LOGO]
AIMinvestments.com               MCBV-INS-2             A I M Distributors, Inc.                            --REGISTERED TRADEMARK--

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur      mate the expenses that you paid over the          The hypothetical account values and
ongoing costs, including management fees     period. Simply divide your account value     expenses may not be used to estimate the
and other Fund expenses. This example is     by $1,000 (for example, an $8,600 account    actual ending account balance or expenses
intended to help you understand your         value divided by $1,000 = 8.6), then         you paid for the period. You may use this
ongoing costs (in dollars) of investing in   multiply the result by the number in the     information to compare the ongoing costs
the Fund and to compare these costs with     table under the heading entitled "Actual     of investing in the Fund and other funds.
ongoing costs of investing in other mutual   Expenses Paid During Period" to estimate     To do so, compare this 5% hypothetical
funds. The example is based on an            the expenses you paid on your account        example with the 5% hypothetical examples
investment of $1,000 invested at the         during this period.                          that appear in the shareholder reports of
beginning of the period and held for the                                                  the other funds.
entire period January 1, 2007, through       HYPOTHETICAL EXAMPLE FOR COMPARISON
June 30, 2007.                               PURPOSES                                          Please note that the expenses shown
                                                                                          in the table are meant to highlight your
ACTUAL EXPENSES                              The table below also provides information    ongoing costs only. Therefore, the
                                             about hypothetical account values and        hypothetical information is useful in
The table below provides information about   hypothetical expenses based on the Fund's    comparing ongoing costs only, and will not
actual account values and actual expenses.   actual expense ratio and an assumed rate     help you determine the relative total
You may use the information in this table,   of return of 5% per year before expenses,    costs of owning different funds.
together with the amount you invested, to    which is not the Fund's actual return.
esti-

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES        ENDING             EXPENSES        ANNUALIZED
SHARE            ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS               (1/1/07)             (6/30/07)(1)           PERIOD(2)      (6/30/07)           PERIOD(2)           RATIO

Institutional      $1,000.00              $1,165.50               $4.67        $1,020.48             $4.36             0.87%

(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2007, through June
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIMinvestments.com               MCBV-INS-2             A I M Distributors, Inc.

                                   [EDELIVERY
                                  GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY                                            FUND HOLDINGS AND PROXY VOTING INFORMATION

eDelivery is the process of receiving your fund and account       The Fund provides a complete list of its holdings four times in
information via e-mail. Once your quarterly statements, tax       each fiscal year, at the quarter-ends. For the second and fourth
forms, fund reports, and prospectuses are available, we will      quarters, the lists appear in the Fund's semiannual and annual
send you an e-mail notification containing links to these         reports to shareholders. For the first and third quarters, the
documents. For security purposes, you will need to log in to      Fund files the lists with the Securities and Exchange Commission
your account to view your statements and tax forms.               (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. From our home page, click on
WHY SIGN UP?                                                      Products & Performance, then Mutual Funds, then Fund Overview.
                                                                  Select your Fund from the drop-down menu and click on Complete
Register for eDelivery to:                                        Quarterly Holdings. Shareholders can also look up the Fund's Forms
                                                                  N-Q on the SEC Web site at sec.gov. Copies of the Fund's Forms N-Q
o  save your Fund the cost of printing and postage.               may be reviewed and copied at the SEC Public Reference Room in
                                                                  Washington, D.C. You can obtain information on the operation of
o  reduce the amount of paper you receive.                        the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by
o  gain access to your documents faster by not waiting for the    electronic request at the following e-mail address:
   mail.                                                          publicinfo@sec.gov. The SEC file numbers for the Fund are
                                                                  811-01540 and 002-27334.
o  view your documents online anytime at your convenience.
                                                                  A description of the policies and procedures that the Fund uses to
o  save the documents to your personal computer or print them     determine how to vote proxies relating to portfolio securities is
   out for your records.                                          available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site,
HOW DO I SIGN UP?                                                 AIMinvestments.com. On the home page, scroll down and click on AIM
                                                                  Funds Proxy Policy. The information is also available on the SEC
It's easy. Just follow these simple steps:                        Web site, sec.gov.

1. Log in to your account.                                        Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is
2. Click on the "Service Center" tab.                             available at our Web site. Go to AIMinvestments.com, access the
                                                                  About Us tab, click on Required Notices and then click on Proxy
3. Select "Register for eDelivery" and complete the consent       Voting Activity. Next, select the Fund from the drop-down menu.
   process.                                                       The information is also available on the SEC Web site, sec.gov.

This AIM service is provided by AIM Investment Services, Inc.

                                                                  MCBV-SAR-1    A I M Distributors, Inc.     [AIM INVESTMENTS LOGO]
                                                                                                            --REGISTERED TRADEMARK--

                             AIM SELECT EQUITY FUND
                Semiannual Report to Shareholders o June 30, 2007

DOMESTIC EQUITY

Large-Cap Blend

Table of Contents

Letter to Shareholders ...................      2
Fund Performance .........................      3
Schedule of Investments ..................      4
Financial Statements .....................      9
Notes to Financial Statements ............     11
Financial Highlights .....................     18
Fund Expenses ............................     21
Approval of Advisory Agreement ...........     22




                             For the most current month-end Fund performance and commentary, please visit AIMinvestments.com.

                             Unless otherwise noted, all data in this report are from A I M Management Group Inc.

                             If used after October 20, 2007, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end.

                             THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A
                             CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS
                             MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
                             AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY
                             BEFORE INVESTING.
[AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--     NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

AIM Select Equity Fund

                                             Dear Fellow Shareholders:

                                             In overseeing the management of the AIM family of funds on your behalf, your
   [CROCKETT                                 Board of Trustees of the AIM Funds continues to focus on improved investment
     PHOTO]                                  performance, reduced shareholder costs, and high ethical standards. Since my last letter, your Board has welcomed two new members: Marty Flanagan, President and CEO of INVESCO, AIM's parent company, and Phil Taylor, who was named CEO of
Bruce L. Crockett                            AIM Investments --REGISTERED TRADEMARK-- in April 2006. Robert Graham, who has
                                             given more than 30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as Vice Chairman of the Board. We thank Bob for his many contributions and wish him a long and happy future.

                                             Our review of fund performance has shown healthy progress, but the process is necessarily one of continuous improvement. In general, as of June 30, 2007, we have seen persistent investment discipline and more consistently good results.
                                             While this statement may not apply to every AIM Fund all the time, as I write this letter, the overall trend in fund management and performance has been positive.

                                             The investment management talent at AIM has recently been enhanced by the promotion of Karen Dunn Kelley to Head of INVESCO's Worldwide Fixed Income as
                                             well as Director of AIM Global and Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under Karen's direction, AIM's cash management organization grew to one of the world's largest and most respected, with top-tier performance. The operations now combined under her charge represent more than $150 billion in assets, 120 investment professionals, and products that span the entire yield curve.

                                             In other news, your Board took a more active role in preparing for "proxy season," the period when fund managers must vote the shares held by their funds
                                             "for" or "against" various proposals on the ballots of the issuing companies.
                                             Beginning in the 2007 proxy season, AIM implemented new proxy voting policies, developed by management in conjunction with an ad hoc Board committee, which provided a solid framework for properly evaluating and executing the many decisions the AIM Funds are required to make to vote shares.

                                             In general, the AIM Funds voted for proposals that would allow shareholders a greater role in election of directors, proxy access and "say for pay." The AIM
                                             Funds voted against directors who AIM believed failed to govern well in cases of corporate mismanagement, such as the backdating of options grants, and against
                                             "poison pill" and "take under" proposals that would favor the financial interests of managers at the expense of investors in the case of a merger or acquisition. You can view the proxy votes cast for your fund by going to
                                             AIMinvestments.com. Click the "About Us" tab, then go to "Required Notices" and
                                             "Proxy Voting Activity."

                                             Additionally, your Board raised the amount its members are recommended to invest in the AIM Funds within three years of joining the Board, with the goal of aligning our interests even more closely with yours.

                                             Furthermore, at our June meeting we renewed the investment advisory contracts between the AIM Funds and AIM for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the
                                             "Products and Performance" tab and go to "Investment Advisory Agreement
                                             Renewals."

                                             Your Board's ability to best represent your interests depends on our knowledge of your opinions and concerns. Please send me an email (bruce@brucecrockett.com)
                                             with your thoughts on the following:

                                             1)   How important is it to you to hear about your Board's decisions and activities in these letters?

                                             2)   What other information (on overall performance, specific funds, managers, etc.) would make the letters more meaningful to you?

                                             3)   Would you prefer that communication from your Board continue to be delivered in paper form by regular mail or be sent electronically by email?

                                                If you would prefer to communicate through a quick online survey, please go to AIMinvestments.com and provide your responses there.

                                                We need to hear from you to do our best job, and I look forward to your responses. Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board of Directors

                                             August 10, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I
                                             M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors.
                                             A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

AIM Select Equity Fund

FUND PERFORMANCE
=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 12/31/06-6/30/07, excluding applicable sales charges. If sales charges were included, returns would be lower.

Class A Shares                                                                    6.21%
Class B Shares                                                                    5.81
Class C Shares                                                                    5.82
S&P 500 Index(1) (Broad Market Index)                                             6.96
Russell 3000 Index(1) (Style-Specific Index)                                      7.11
Lipper Multi-Cap Core Funds Index(1) (Peer Group Index)                           8.87

SOURCE: (1)LIPPER INC.

The unmanaged S&P 500 --REGISTERED TRADEMARK-- Index is an index of common stocks frequently used as a general measure of U.S. stock market performance.

   The Russell 3000 --REGISTERED TRADEMARK-- Index measures the performance of the
3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell
3000 Index is a trademark/service mark of the Frank Russell Company. Russell
--REGISTERED TRADEMARK-- is a trademark of the Frank Russell Company.

   The Lipper Multi-Cap Core Funds Index is an equally weighted representation of the largest funds in the Lipper Multi-Cap Core Funds category. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500
Index.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.
=======================================================================================

==========================================   THE PERFORMANCE DATA QUOTED REPRESENT PAST   CLASS A SHARE PERFORMANCE REFLECTS THE
FUND PERFORMANCE                             PERFORMANCE AND CANNOT GUARANTEE             MAXIMUM 5.50% SALES CHARGE, AND CLASS B
                                             COMPARABLE FUTURE RESULTS; CURRENT           AND CLASS C SHARE PERFORMANCE REFLECTS THE
As of 6/30/07, including applicable sales    PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   APPLICABLE CONTINGENT DEFERRED SALES
charges                                      VISIT AIMINVESTMENTS.COM FOR THE MOST        CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
                                             RECENT MONTH-END PERFORMANCE. PERFORMANCE    CDSC ON CLASS B SHARES DECLINES FROM 5%
CLASS A SHARES                               FIGURES REFLECT REINVESTED DISTRIBUTIONS,    BEGINNING AT THE TIME OF PURCHASE TO 0% AT
Inception (12/4/67)                  8.61%   CHANGES IN NET ASSET VALUE AND THE EFFECT    THE BEGINNING OF THE SEVENTH YEAR. THE
   10 Years                                  OF THE MAXIMUM SALES CHARGE UNLESS           CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
      5 Years                        8.00    OTHERWISE STATED. PERFORMANCE FIGURES DO     YEAR AFTER PURCHASE.
      1 Year                        11.77    NOT REFLECT DEDUCTION OF TAXES A
                                             SHAREHOLDER WOULD PAY ON FUND                   THE PERFORMANCE OF THE FUND'S SHARE
CLASS B SHARES                               DISTRIBUTIONS OR SALE OF FUND SHARES.        CLASSES WILL DIFFER PRIMARILY DUE TO
Inception (9/1/93)                   8.02%   INVESTMENT RETURN AND PRINCIPAL VALUE WILL   DIFFERENT SALES CHARGE STRUCTURES AND
   10 Years                          5.64    FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR     CLASS EXPENSES.
      5 Years                        8.13    LOSS WHEN YOU SELL SHARES.
      1 Year                        12.44
                                                THE TOTAL ANNUAL FUND OPERATING EXPENSE
CLASS C SHARES                               RATIO SET FORTH IN THE MOST RECENT FUND
Inception (8/4/97)                   4.50%   PROSPECTUS AS OF THE DATE OF THIS REPORT
      5 Years                        8.43    FOR CLASS A, CLASS B AND CLASS C SHARES
      1 Year                        16.41    WAS 1.41%, 2.16% AND 2.16%, RESPECTIVELY.
==========================================   THE EXPENSE RATIOS PRESENTED ABOVE MAY
                                             VARY FROM THE EXPENSE RATIOS PRESENTED IN
                                             OTHER SECTIONS OF THIS REPORT THAT ARE
                                             BASED ON EXPENSES INCURRED DURING THE
                                             PERIOD COVERED BY THIS REPORT.

AIM Select Equity Fund

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2007


---------------------------------------------------------
Financials                                        24.2%
---------------------------------------------------------
Consumer Discretionary                            14.4
---------------------------------------------------------
Health Care                                       13.2
---------------------------------------------------------
Information Technology                            12.2
---------------------------------------------------------
Industrials                                       11.3
---------------------------------------------------------
Energy                                             9.9
---------------------------------------------------------
Consumer Staples                                   2.7
---------------------------------------------------------
Telecommunication Services                         1.7
---------------------------------------------------------
Materials                                          1.2
---------------------------------------------------------
Utilities                                          0.6
---------------------------------------------------------
Unknown                                            0.3
---------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                      8.3
_________________________________________________________
=========================================================

SCHEDULE OF INVESTMENTS*

June 30, 2007
(Unaudited)


                                                 SHARES         VALUE
-------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-91.39%

ADVERTISING-0.32%

Omnicom Group Inc.                                  28,232   $  1,494,037
=========================================================================

AEROSPACE & DEFENSE-4.88%

Boeing Co. (The)                                    36,610      3,520,418
-------------------------------------------------------------------------
General Dynamics Corp.                              22,987      1,798,043
-------------------------------------------------------------------------
Honeywell International Inc.                        27,900      1,570,212
-------------------------------------------------------------------------
Lockheed Martin Corp.                               93,405      8,792,213
-------------------------------------------------------------------------
Northrop Grumman Corp.                              29,420      2,290,935
-------------------------------------------------------------------------
Raytheon Co.                                        17,470        941,458
-------------------------------------------------------------------------
United Technologies Corp.                           53,980      3,828,802
=========================================================================
                                                               22,742,081
=========================================================================

AIR FREIGHT & LOGISTICS-0.11%

Hub Group, Inc.-Class A(a)                          15,160        533,026
=========================================================================

AIRLINES-0.43%

AMR Corp.(a)                                         6,974        183,765
-------------------------------------------------------------------------
Continental Airlines, Inc.-Class B(a)               35,647      1,207,364
-------------------------------------------------------------------------
World Air Holdings, Inc.(a)                         52,900        634,800
=========================================================================
                                                                2,025,929
=========================================================================

APPAREL RETAIL-0.94%

American Eagle Outfitters, Inc.                     52,841      1,355,900
-------------------------------------------------------------------------
Gymboree Corp. (The)(a)                             16,244        640,176
-------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)                          3,427        175,017
-------------------------------------------------------------------------

                                                 SHARES         VALUE
-------------------------------------------------------------------------

APPAREL RETAIL-(CONTINUED)

Payless ShoeSource, Inc.(a)                         37,210   $  1,173,976
-------------------------------------------------------------------------
TJX Cos., Inc. (The)                                37,960      1,043,900
=========================================================================
                                                                4,388,969
=========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.57%

Phillips-Van Heusen                                  6,765        409,756
-------------------------------------------------------------------------
Polo Ralph Lauren Corp.(a)                          22,900      2,246,719
=========================================================================
                                                                2,656,475
=========================================================================

APPLICATION SOFTWARE-0.58%

FactSet Research Systems Inc.                       39,749      2,716,844
=========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.79%

Affiliated Managers Group, Inc.(a)                  20,740      2,670,482
-------------------------------------------------------------------------
Ameriprise Financial, Inc.                           9,540        606,458
-------------------------------------------------------------------------
Franklin Resources, Inc.                            38,150      5,053,731
=========================================================================
                                                                8,330,671
=========================================================================

AUTO PARTS & EQUIPMENT-0.24%

BorgWarner, Inc.                                    12,880      1,108,195
=========================================================================

AUTOMOTIVE RETAIL-0.50%

Asbury Automotive Group Inc.                        19,103        476,620
-------------------------------------------------------------------------
AutoZone, Inc.(a)                                   13,710      1,873,060
=========================================================================
                                                                2,349,680
=========================================================================

AIM Select Equity Fund


                                                 SHARES         VALUE
-------------------------------------------------------------------------

BROADCASTING & CABLE TV-0.21%

Citadel Broadcasting Corp.                           8,209   $     52,949
-------------------------------------------------------------------------
EchoStar Communications Corp.-Class A(a)            21,910        950,237
=========================================================================
                                                                1,003,186
=========================================================================

COMMERCIAL PRINTING-0.18%

Consolidated Graphics, Inc.(a)                       2,123        147,082
-------------------------------------------------------------------------
Ennis Inc.                                          28,537        671,190
=========================================================================
                                                                  818,272
=========================================================================

COMMODITY CHEMICALS-0.20%

Methanex Corp. (Canada)                             37,700        947,778
=========================================================================

COMMUNICATIONS EQUIPMENT-1.64%

Cisco Systems, Inc.(a)                             268,943      7,490,063
-------------------------------------------------------------------------
Utstarcom, Inc.(a)                                  29,149        163,526
=========================================================================
                                                                7,653,589
=========================================================================

COMPUTER HARDWARE-4.53%

Hewlett-Packard Co.                                160,336      7,154,192
-------------------------------------------------------------------------
International Business Machines Corp.              132,880     13,985,620
=========================================================================
                                                               21,139,812
=========================================================================

COMPUTER STORAGE & PERIPHERALS-0.61%

Komag, Inc.(a)                                      15,278        487,215
-------------------------------------------------------------------------
Lexmark International, Inc.-Class A(a)              40,638      2,003,860
-------------------------------------------------------------------------
Western Digital Corp.(a)                            19,540        378,099
=========================================================================
                                                                2,869,174
=========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-2.34%

Cummins Inc.                                        76,154      7,707,546
-------------------------------------------------------------------------
Freightcar America Inc.                              7,501        358,848
-------------------------------------------------------------------------
Paccar Inc.                                         24,283      2,113,592
-------------------------------------------------------------------------
Wabtec Corp.                                        19,837        724,646
=========================================================================
                                                               10,904,632
=========================================================================

CONSTRUCTION MATERIALS-0.18%

Eagle Materials Inc.                                17,407        853,813
=========================================================================

CONSUMER FINANCE-0.04%

AmeriCredit Corp.(a)                                 6,682        177,407
=========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.39%

Convergys Corp.(a)                                  14,080        341,299
-------------------------------------------------------------------------
Electronic Data Systems Corp.                       24,910        690,755
-------------------------------------------------------------------------
Fiserv, Inc.(a)                                     13,660        775,888
=========================================================================
                                                                1,807,942
=========================================================================

DEPARTMENT STORES-1.98%

JCPenney Co., Inc.                                   7,939        574,625
-------------------------------------------------------------------------
Kohl's Corp.(a)                                     49,650      3,526,640
-------------------------------------------------------------------------

                                                 SHARES         VALUE
-------------------------------------------------------------------------

DEPARTMENT STORES-(CONTINUED)

Macy's Inc.                                         20,930   $    832,595
-------------------------------------------------------------------------
Nordstrom, Inc.                                     84,037      4,295,971
=========================================================================
                                                                9,229,831
=========================================================================

DIVERSIFIED BANKS-0.45%

Wells Fargo & Co.                                   59,560      2,094,725
=========================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-0.18%

Amrep Corp.                                          2,340        111,267
-------------------------------------------------------------------------
Equifax Inc.                                        16,710        742,258
=========================================================================
                                                                  853,525
=========================================================================

EDUCATION SERVICES-0.31%

ITT Educational Services, Inc.(a)                   12,282      1,441,661
=========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.71%

Acuity Brands, Inc.                                 26,330      1,587,173
-------------------------------------------------------------------------
Cooper Industries, Ltd.-Class A(a)                  29,902      1,707,105
=========================================================================
                                                                3,294,278
=========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.20%

Amphenol Corp.-Class A                              81,200      2,894,780
-------------------------------------------------------------------------
Mettler-Toledo International Inc.(a)                28,510      2,722,990
=========================================================================
                                                                5,617,770
=========================================================================

ELECTRONIC MANUFACTURING SERVICES-0.13%

Trimble Navigation Ltd.(a)                          18,720        602,784
=========================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.09%

Monsanto Co.                                         6,030        407,266
=========================================================================

FOOD RETAIL-0.37%

Kroger Co. (The)                                    61,000      1,715,930
=========================================================================

FOOTWEAR-1.96%

Deckers Outdoor Corp.(a)                            18,600      1,876,740
-------------------------------------------------------------------------
Nike, Inc.-Class B                                 125,056      7,289,514
=========================================================================
                                                                9,166,254
=========================================================================

GAS UTILITIES-0.37%

Energen Corp.                                       31,153      1,711,546
=========================================================================

HEALTH CARE DISTRIBUTORS-1.42%

AmerisourceBergen Corp.                             66,110      3,270,462
-------------------------------------------------------------------------
McKesson Corp.                                      56,420      3,364,889
=========================================================================
                                                                6,635,351
=========================================================================

HEALTH CARE EQUIPMENT-1.05%

Baxter International Inc.                            9,510        535,793
-------------------------------------------------------------------------
IdexxLaboratories, Inc.(a)                           3,142        297,327
-------------------------------------------------------------------------

AIM Select Equity Fund


                                                 SHARES         VALUE
-------------------------------------------------------------------------
HEALTH CARE EQUIPMENT-(CONTINUED)

Mentor Corp.                                        32,431   $  1,319,293
-------------------------------------------------------------------------
Meridian Bioscience, Inc.                           12,133        262,801
-------------------------------------------------------------------------
SurModics, Inc.(a)                                  26,546      1,327,300
-------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                            13,550      1,150,260
=========================================================================
                                                                4,892,774
=========================================================================

HEALTH CARE FACILITIES-0.25%

Amsurg Corp.(a)                                     47,500      1,146,650
=========================================================================

HEALTH CARE SERVICES-1.21%

Express Scripts, Inc.(a)                            26,460      1,323,265
-------------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)             43,172      3,378,641
-------------------------------------------------------------------------
Medco Health Solutions, Inc.(a)                      7,570        590,384
-------------------------------------------------------------------------
Pediatrix Medical Group, Inc.(a)                     6,146        338,952
=========================================================================
                                                                5,631,242
=========================================================================

HOME FURNISHINGS-0.76%

Ethan Allen Interiors Inc.                          30,630      1,049,078
-------------------------------------------------------------------------
Mohawk Industries, Inc.(a)                           5,360        540,234
-------------------------------------------------------------------------
Tempur-Pedic International Inc.                     75,810      1,963,479
=========================================================================
                                                                3,552,791
=========================================================================

HOME IMPROVEMENT RETAIL-1.51%

Sherwin-Williams Co. (The)                         106,081      7,051,204
=========================================================================

HOTELS, RESORTS & CRUISE LINES-0.31%

Ambassadors Group, Inc.                             40,586      1,442,021
=========================================================================

HOUSEHOLD APPLIANCES-0.68%

Black & Decker Corp. (The)                          35,940      3,173,861
=========================================================================

HYPERMARKETS & SUPER CENTERS-0.69%

Wal-Mart Stores, Inc.                               66,856      3,216,442
=========================================================================

INDUSTRIAL CONGLOMERATES-0.03%

Tyco International Ltd.(a)                           4,166        140,769
=========================================================================

INDUSTRIAL MACHINERY-1.39%

Danaher Corp.                                       20,400      1,540,200
-------------------------------------------------------------------------
Eaton Corp.                                          4,787        445,191
-------------------------------------------------------------------------
Gardner Denver Inc.(a)                               3,658        155,648
-------------------------------------------------------------------------
Illinois Tool Works Inc.                            12,050        652,989
-------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd.-Class A                     34,628      1,898,307
-------------------------------------------------------------------------
Parker Hannifin Corp.                               18,370      1,798,607
=========================================================================
                                                                6,490,942
=========================================================================

INSURANCE BROKERS-0.14%

AON Corp.                                           15,056        641,536
=========================================================================

INTEGRATED OIL & GAS-7.65%

Chevron Corp.                                       88,975      7,495,254
-------------------------------------------------------------------------
ConocoPhillips                                      19,260      1,511,910
-------------------------------------------------------------------------
Exxon Mobil Corp.                                  253,027     21,223,905
-------------------------------------------------------------------------

                                                 SHARES         VALUE
-------------------------------------------------------------------------

INTEGRATED OIL & GAS-(CONTINUED)

Marathon Oil Corp.                                  69,606   $  4,173,576
-------------------------------------------------------------------------
Occidental Petroleum Corp.                          22,073      1,277,585
=========================================================================
                                                               35,682,230
=========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.63%

Atlantic Tele-Network, Inc.                          6,227        178,341
-------------------------------------------------------------------------
CenturyTel, Inc.                                   144,216      7,073,795
-------------------------------------------------------------------------
Verizon Communications Inc.                          8,650        356,121
=========================================================================
                                                                7,608,257
=========================================================================

INTERNET RETAIL-0.21%

Expedia, Inc.(a)                                    22,140        648,480
-------------------------------------------------------------------------
IAC/InterActiveCorp(a)                               8,980        310,798
=========================================================================
                                                                  959,278
=========================================================================

INTERNET SOFTWARE & SERVICES-0.12%

United Online, Inc.                                 35,341        582,773
=========================================================================

INVESTMENT BANKING & BROKERAGE-6.35%

Goldman Sachs Group, Inc. (The)                     50,575     10,962,131
-------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                       59,993      4,470,679
-------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                           87,578      7,319,769
-------------------------------------------------------------------------
Morgan Stanley                                      82,033      6,880,928
=========================================================================
                                                               29,633,507
=========================================================================

IT CONSULTING & OTHER SERVICES-0.41%

Accenture Ltd.-Class A                              34,551      1,481,892
-------------------------------------------------------------------------
Covansys Corp.(a)                                   12,217        414,523
=========================================================================
                                                                1,896,415
=========================================================================

LIFE & HEALTH INSURANCE-1.67%

Lincoln National Corp.                              19,790      1,404,100
-------------------------------------------------------------------------
Prudential Financial, Inc.                          60,133      5,846,732
-------------------------------------------------------------------------
Torchmark Corp.                                      7,990        535,330
=========================================================================
                                                                7,786,162
=========================================================================

LIFE SCIENCES TOOLS & SERVICES-0.14%

Pharmanet Development Group, Inc.(a)                20,465        652,424
=========================================================================

MANAGED HEALTH CARE-4.84%

Aetna Inc.                                         141,356      6,982,986
-------------------------------------------------------------------------
Cigna Corp.                                         17,670        922,727
-------------------------------------------------------------------------
Coventry Health Care, Inc.(a)                       51,640      2,977,046
-------------------------------------------------------------------------
Humana Inc.(a)                                       2,079        126,632
-------------------------------------------------------------------------
Molina Healthcare Inc.(a)                            2,657         81,092
-------------------------------------------------------------------------
UnitedHealth Group Inc.                            136,120      6,961,177
-------------------------------------------------------------------------
WellCare Health Plans Inc.(a)                        4,465        404,127
-------------------------------------------------------------------------
WellPoint Inc.(a)                                   51,350      4,099,271
=========================================================================
                                                               22,555,058
=========================================================================

AIM Select Equity Fund


                                                 SHARES         VALUE
-------------------------------------------------------------------------

MARINE-0.08%

Overseas Shipholding Group                           4,738   $    385,673
=========================================================================

MOVIES & ENTERTAINMENT-0.90%

Marvel Entertainment, Inc.(a)                       22,000        560,560
-------------------------------------------------------------------------
Walt Disney Co. (The)                              106,902      3,649,634
=========================================================================
                                                                4,210,194
=========================================================================

MULTI-LINE INSURANCE-2.03%

Genworth Financial Inc.-Class A                    129,610      4,458,584
-------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)       30,310      2,985,838
-------------------------------------------------------------------------
Loews Corp.                                         39,500      2,013,710
=========================================================================
                                                                9,458,132
=========================================================================

MULTI-UTILITIES-0.29%

Alliant Energy Corp.                                35,273      1,370,356
=========================================================================

OIL & GAS EQUIPMENT & SERVICES-2.02%

Core Laboratories N.V. (Netherlands)(a)             16,800      1,708,392
-------------------------------------------------------------------------
Grant Prideco, Inc.(a)                               6,770        364,429
-------------------------------------------------------------------------
SEACOR Holdings Inc.(a)                             24,850      2,319,996
-------------------------------------------------------------------------
Tidewater Inc.                                      64,187      4,549,574
-------------------------------------------------------------------------
Trico Marine Services, Inc.(a)                      11,995        490,356
=========================================================================
                                                                9,432,747
=========================================================================

OIL & GAS REFINING & MARKETING-0.19%

Holly Corp.                                          4,867        361,083
-------------------------------------------------------------------------
Valero Energy Corp.                                  7,100        524,406
=========================================================================
                                                                  885,489
=========================================================================

OIL & GAS STORAGE & TRANSPORTATION-0.09%

Magellan Midstream Partners, L.P.                    3,497        162,890
-------------------------------------------------------------------------
Tsakos Energy Navigation Ltd. (Bermuda)              3,363        235,108
=========================================================================
                                                                  397,998
=========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.68%

Bank of America Corp.                               86,864      4,246,781
-------------------------------------------------------------------------
Citigroup Inc.                                      97,223      4,986,567
-------------------------------------------------------------------------
JPMorgan Chase & Co.                                67,886      3,289,077
=========================================================================
                                                               12,522,425
=========================================================================

PACKAGED FOODS & MEATS-0.47%

General Mills, Inc.                                 18,190      1,062,660
-------------------------------------------------------------------------
Imperial Sugar Co.                                  16,952        521,952
-------------------------------------------------------------------------
Seaboard Corp.                                         257        602,665
=========================================================================
                                                                2,187,277
=========================================================================

PERSONAL PRODUCTS-0.07%

NBTY, Inc.(a)                                        7,170        309,744
=========================================================================

                                                 SHARES         VALUE
-------------------------------------------------------------------------


PHARMACEUTICALS-4.29%

AstraZeneca PLC-ADR (United Kingdom)                13,770   $    736,420
-------------------------------------------------------------------------
Bradley Pharmaceuticals, Inc.(a)                    18,782        407,757
-------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                        31,076      1,418,619
-------------------------------------------------------------------------
Johnson & Johnson                                  122,258      7,533,538
-------------------------------------------------------------------------
King Pharmaceuticals, Inc.(a)                       37,040        757,838
-------------------------------------------------------------------------
Merck & Co. Inc.                                   110,181      5,487,014
-------------------------------------------------------------------------
Pfizer Inc.                                        143,040      3,657,533
=========================================================================
                                                               19,998,719
=========================================================================

PROPERTY & CASUALTY INSURANCE-8.34%

ACE Ltd.                                            88,970      5,562,404
-------------------------------------------------------------------------
Allstate Corp. (The)                                54,890      3,376,284
-------------------------------------------------------------------------
AMBAC Financial Group, Inc.                         27,266      2,377,323
-------------------------------------------------------------------------
Chubb Corp. (The)                                  156,110      8,451,795
-------------------------------------------------------------------------
Fpic Insurance Group, Inc.(a)                       22,171        903,912
-------------------------------------------------------------------------
Harleysville Group Inc.                             26,780        893,381
-------------------------------------------------------------------------
Meadowbrook Insurance Group, Inc.(a)                27,034        296,293
-------------------------------------------------------------------------
Progressive Corp. (The)                             64,320      1,539,178
-------------------------------------------------------------------------
Safeco Corp.                                        33,890      2,109,991
-------------------------------------------------------------------------
Safety Insurance Group, Inc.                        51,910      2,149,074
-------------------------------------------------------------------------
Travelers Cos., Inc. (The)                         106,548      5,700,318
-------------------------------------------------------------------------
United America Indemnity, Ltd.- Class A(a)           4,371        108,707
-------------------------------------------------------------------------
W. R. Berkley Corp.                                 18,410        599,061
-------------------------------------------------------------------------
XL Capital Ltd.-Class A                             43,560      3,671,672
-------------------------------------------------------------------------
Zenith National Insurance Corp.                     24,420      1,149,938
=========================================================================
                                                               38,889,331
=========================================================================

PUBLISHING-1.09%

McGraw-Hill Cos., Inc. (The)                        74,353      5,061,952
=========================================================================

RESTAURANTS-1.62%

Darden Restaurants, Inc.                            16,700        734,633
-------------------------------------------------------------------------
Jack in the Box Inc.(a)                             40,940      2,904,284
-------------------------------------------------------------------------
McDonald's Corp.                                    33,994      1,725,535
-------------------------------------------------------------------------
Yum! Brands, Inc.                                   66,860      2,187,659
=========================================================================
                                                                7,552,111
=========================================================================

SEMICONDUCTOR EQUIPMENT-0.30%

Lam Research Corp.(a)                                4,354        223,796
-------------------------------------------------------------------------
MEMC Electronic Materials, Inc.(a)                  19,277      1,178,210
=========================================================================
                                                                1,402,006
=========================================================================

SEMICONDUCTORS-0.14%

National Semiconductor Corp.                         9,426        266,473
-------------------------------------------------------------------------
Texas Instruments Inc.                              10,783        405,764
=========================================================================
                                                                  672,237
=========================================================================

AIM Select Equity Fund


                                                 SHARES         VALUE
-------------------------------------------------------------------------

SPECIALIZED CONSUMER SERVICES-0.25%

Jackson Hewitt Tax Service Inc.                      5,790   $    162,757
-------------------------------------------------------------------------
Steiner Leisure Ltd.(a)                             20,410      1,002,539
=========================================================================
                                                                1,165,296
=========================================================================

SPECIALIZED FINANCE-0.42%

ASTA Funding, Inc.                                   7,690        295,527
-------------------------------------------------------------------------
CIT Group, Inc.                                     30,246      1,658,388
=========================================================================
                                                                1,953,915
=========================================================================

SPECIALTY STORES-0.02%

Books-A-Million, Inc.                                4,435         75,129
=========================================================================

STEEL-0.73%

Chaparral Steel Co.(a)                               2,481        178,309
-------------------------------------------------------------------------
Commercial Metals Co.                                7,111        240,139
-------------------------------------------------------------------------
Nucor Corp.                                         39,020      2,288,523
-------------------------------------------------------------------------
Steel Dynamics, Inc.                                16,720        700,735
=========================================================================
                                                                3,407,706
=========================================================================

SYSTEMS SOFTWARE-2.06%

BMC Software, Inc.(a)                               28,051        849,945
-------------------------------------------------------------------------
Micros Systems, Inc.(a)                             10,700        582,080
-------------------------------------------------------------------------
Microsoft Corp.                                    196,230      5,782,898
-------------------------------------------------------------------------
Oracle Corp.(a)                                    121,404      2,392,873
=========================================================================
                                                                9,607,796
=========================================================================

TECHNOLOGY DISTRIBUTORS-0.09%

CDW Corp.                                            4,892        415,673
=========================================================================

THRIFTS & MORTGAGE FINANCE-0.29%

PMI Group, Inc. (The)                               30,658      1,369,493
=========================================================================

                                                 SHARES         VALUE
-------------------------------------------------------------------------


TOBACCO-1.08%

Loews Corp-Carolina Group                           16,570   $  1,280,364
-------------------------------------------------------------------------
Reynolds American Inc.                              49,993      3,259,543
-------------------------------------------------------------------------
Vector Group Ltd.                                   21,939        494,286
=========================================================================
                                                                5,034,193
=========================================================================

TRUCKING-0.93%

Con-way Inc.                                        34,790      1,747,850
-------------------------------------------------------------------------
Hunt (J.B.) Transport Services, Inc.                88,660      2,599,511
=========================================================================
                                                                4,347,361
=========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.03%

USA Mobility, Inc.                                   5,296        141,721
=========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $332,914,120)                           426,283,443
=========================================================================

                                                PRINCIPAL
                                                 AMOUNT

U.S. TREASURY BILLS-0.29%

4.81%, 07/05/07(b)(Cost $1,349,098)            $ 1,350,000(c)    1,349,098
=========================================================================

                                                 SHARES
MONEY MARKET FUNDS-8.49%

Liquid Assets Portfolio-Institutional
  Class(d)                                      19,793,677     19,793,677
-------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)        19,793,677     19,793,677
=========================================================================
    Total Money Market Funds (Cost
      $39,587,354)                                             39,587,354
=========================================================================
TOTAL INVESTMENTS-100.17% (Cost $373,850,572)                 467,219,895
=========================================================================
OTHER ASSETS LESS LIABILITIES-(0.17)%                            (802,483)
=========================================================================
NET ASSETS-100.00%                                           $466,417,412
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

* Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) Non-income producing security.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J and Note 9.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Select Equity Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost $334,263,218)      $427,632,541
-----------------------------------------------------------
Investments in affiliated money market funds
  (Cost $39,587,354)                             39,587,354
===========================================================
    Total investments (Cost $373,850,572)       467,219,895
===========================================================
Cash                                                 28,463
-----------------------------------------------------------
Foreign currencies, at value (Cost $3,139)            3,147
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                  222,046
-----------------------------------------------------------
  Dividends                                         511,038
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                              144,534
-----------------------------------------------------------
Other assets                                         28,675
===========================================================
    Total assets                                468,157,798
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            916,023
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                214,606
-----------------------------------------------------------
  Variation margin                                   35,100
-----------------------------------------------------------
Accrued distribution fees                           195,036
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            4,718
-----------------------------------------------------------
Accrued transfer agent fees                         200,860
-----------------------------------------------------------
Accrued operating expenses                          174,043
-----------------------------------------------------------
Total liabilities                                 1,740,386
___________________________________________________________
===========================================================
Net assets applicable to shares outstanding    $466,417,412
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $421,823,201
-----------------------------------------------------------
Undistributed net investment income (loss)          (82,473)
-----------------------------------------------------------
Undistributed net realized gain (loss)          (48,842,602)
-----------------------------------------------------------
Unrealized appreciation                          93,519,286
===========================================================
                                               $466,417,412
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $311,770,879
___________________________________________________________
===========================================================
Class B                                        $119,123,260
___________________________________________________________
===========================================================
Class C                                        $ 35,523,273
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          13,912,453
___________________________________________________________
===========================================================
Class B                                           6,059,201
___________________________________________________________
===========================================================
Class C                                           1,810,090
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      22.41
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $22.41 divided by
    94.50%)                                    $      23.71
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      19.66
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      19.63
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Select Equity Fund

STATEMENT OF OPERATIONS

For the six months ended June 30, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $1,518)        $ 2,590,053
-------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $16,516)                           592,332
-------------------------------------------------------------------------
Interest                                                           12,224
=========================================================================
    Total investment income                                     3,194,609
=========================================================================

EXPENSES:

Advisory fees                                                   1,379,940
-------------------------------------------------------------------------
Administrative services fees                                       55,909
-------------------------------------------------------------------------
Custodian fees                                                     12,771
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         346,204
-------------------------------------------------------------------------
  Class B                                                         485,956
-------------------------------------------------------------------------
  Class C                                                         128,858
-------------------------------------------------------------------------
Transfer agent fees                                               633,289
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          12,630
-------------------------------------------------------------------------
Other                                                             138,894
=========================================================================
    Total expenses                                              3,194,451
=========================================================================
Less: Fees waived and expense offset arrangements                 (32,231)
=========================================================================
    Net expenses                                                3,162,220
=========================================================================
Net investment income                                              32,389
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net gains from securities
    sold to affiliates of $14,590)                             16,357,051
-------------------------------------------------------------------------
  Foreign currencies                                                   (9)
-------------------------------------------------------------------------
  Futures contracts                                              (160,140)
=========================================================================
                                                               16,196,902
=========================================================================
Change in net unrealized appreciation of:
  Investment securities                                         6,377,425
-------------------------------------------------------------------------
  Foreign currencies                                                    8
-------------------------------------------------------------------------
  Futures contracts                                               149,955
=========================================================================
                                                                6,527,388
=========================================================================
Net realized and unrealized gain                               22,724,290
=========================================================================
Net increase in net assets resulting from operations          $22,756,679
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Select Equity Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2007 and the year ended December 31, 2006 (Unaudited)

                                                                JUNE 30,       DECEMBER 31,
                                                                  2007             2006
---------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $     32,389     $   (353,538)
---------------------------------------------------------------------------------------------
  Net realized gain                                             16,196,902       37,802,440
---------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                          6,527,388        8,594,908
=============================================================================================
    Net increase in net assets resulting from operations        22,756,679       46,043,810
=============================================================================================
Share transactions-net:
  Class A                                                       35,731,421      (32,579,637)
---------------------------------------------------------------------------------------------
  Class B                                                       28,403,773      (31,693,986)
---------------------------------------------------------------------------------------------
  Class C                                                       14,221,914       (5,368,932)
=============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         78,357,108      (69,642,555)
=============================================================================================
    Net increase (decrease) in net assets                      101,113,787      (23,598,745)
=============================================================================================

NET ASSETS:

  Beginning of period                                          365,303,625      388,902,370
=============================================================================================
  End of period (including undistributed net investment
    income (loss) of $(82,473) and $(114,862), respectively)  $466,417,412     $365,303,625
_____________________________________________________________________________________________
=============================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Select Equity Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become

AIM Select Equity Fund

     unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under

AIM Select Equity Fund

     these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

J. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

K. COVERED CALL OPTIONS WRITTEN -- The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

L. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $150 million                                            0.80%
--------------------------------------------------------------------
Over $150 million                                             0.625%
 ___________________________________________________________________
====================================================================


    Through June 30, 2007, AIM had contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.695%
--------------------------------------------------------------------
Next $250 million                                             0.67%
--------------------------------------------------------------------
Next $500 million                                             0.645%
--------------------------------------------------------------------
Next $1.5 billion                                             0.62%
--------------------------------------------------------------------
Next $2.5 billion                                             0.595%
--------------------------------------------------------------------
Next $2.5 billion                                             0.57%
--------------------------------------------------------------------
Next $2.5 billion                                             0.545%
--------------------------------------------------------------------
Over $10 billion                                              0.52%
 ___________________________________________________________________
====================================================================


    Further, effective July 1, 2007, AIM has contractually agreed through at least June 30, 2008 to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market

AIM Select Equity Fund

funds with cash collateral from securities loaned by the fund). Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the six months ended June 30, 2007, AIM waived advisory fees of $12,177.

    At the request of the Trustees of the Trust, INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2007, INVESCO did not reimburse any expenses.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2007, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of each class of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2007, ADI advised the Fund that it retained $16,271 in front-end sales commissions from the sale of Class A shares and $536, $27,894 and $502 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND               12/31/06          AT COST          FROM SALES         06/30/07        INCOME
-------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $ 7,367,459      $39,790,420       $(27,364,202)      $19,793,677     $287,194
-------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class             7,367,459       39,790,420        (27,364,202)       19,793,677      288,622
=================================================================================================
  Subtotal        $14,734,918      $79,580,840       $(54,728,404)      $39,587,354     $575,816
=================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND               12/31/06          AT COST          FROM SALES         06/30/07        INCOME*
-------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $ 3,767,100      $ 21,745,513      $(25,512,613)      $        --     $ 16,516
=================================================================================================
  Total
    Investments
    in
    Affiliates    $18,502,018      $101,326,353      $(80,241,017)      $39,587,354     $592,332
_________________________________________________________________________________________________
=================================================================================================

* Net of compensation to counterparties.

AIM Select Equity Fund

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2007, the Fund engaged in securities sales of $232,089, which resulted in net realized gains of $14,590.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit used to offset custodian fees. For the six months ended June 30, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $20,054.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2007, the Fund paid legal fees of $2,902 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

AIM Select Equity Fund


    At June 30, 2007, there were no securities out on loan. For the six months ended June 30, 2007, the Fund received dividends on cash collateral investments of $16,516 for securities lending transactions during the period, which are net of compensation to counterparties.

NOTE 9--FUTURES CONTRACTS

On June 30, 2007, $1,350,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                           OPEN FUTURES CONTRACTS AT PERIOD END
--------------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF        MONTH/            VALUE         UNREALIZED
CONTRACT                                                      CONTRACTS      COMMITMENT        06/30/07       APPRECIATION
--------------------------------------------------------------------------------------------------------------------------
S&P 500: Euroswiss Future                                        390       Sept. -07/Long     $29,550,300       $149,955
__________________________________________________________________________________________________________________________
==========================================================================================================================

NOTE 10--OPTION CONTRACTS WRITTEN

                          TRANSACTIONS DURING THE PERIOD
-----------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS
                                                              ---------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
-----------------------------------------------------------------------------------
Beginning of period                                               --       $    --
-----------------------------------------------------------------------------------
Written                                                           33         5,511
-----------------------------------------------------------------------------------
Exercised                                                        (33)       (5,511)
===================================================================================
End of period                                                     --       $    --
___________________________________________________________________________________
===================================================================================

NOTE 11--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of December 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2010                                                $17,786,201
-----------------------------------------------------------------------------
December 31, 2011                                                 46,792,314
=============================================================================
Total capital loss carryforward                                  $64,578,515
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of April 23, 2007, the date of the reorganization of AIM Opportunities II Fund and AIM Opportunities III Fund into the Fund are realized on securities held in each Fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 12--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2007 was $94,230,510 and $129,545,923, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $94,994,516
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (2,112,505)
===============================================================================
Net unrealized appreciation of investment securities               $92,882,011
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $374,337,884.

AIM Select Equity Fund

NOTE 13--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                   JUNE 30, 2007(A)             DECEMBER 31, 2006
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        300,182    $  6,366,386       911,141    $ 18,233,072
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        113,432       2,216,609       324,950       5,630,460
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         88,756       1,717,107       152,658       2,632,956
======================================================================================================================
Issued in connection with acquisitions:(b)
  Class A                                                      3,084,610      67,940,846            --              --
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      2,456,047      47,525,997            --              --
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        879,427      16,989,942            --              --
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        289,313       6,315,031       641,457      12,530,727
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (329,277)     (6,315,031)     (725,646)    (12,530,727)
======================================================================================================================
Reacquired:
  Class A                                                     (2,076,005)    (44,890,842)   (3,252,189)    (63,343,436)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (784,484)    (15,023,802)   (1,443,232)    (24,793,719)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (234,465)     (4,485,135)     (467,646)     (8,001,888)
======================================================================================================================
                                                               3,787,536    $ 78,357,108    (3,858,507)   $(69,642,555)
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 13% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) As of the open of business on April 23, 2007, the Fund acquired all the net assets of AIM Opportunities II Fund and AIM Opportunities III Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 8, 2006 and by the shareholders of AIM Opportunities II Fund and AIM Opportunities III Fund on April 12, 2007. The acquisition was accomplished by a tax-free exchange of 6,420,084 shares of the Fund for 3,316,682 shares outstanding of AIM Opportunities II Fund and 5,463,228 shares outstanding of AIM Opportunities III Fund as of the close of business on April 20, 2007. AIM Opportunities II Fund's net assets at that date of $78,902,797 including $8,801,527 of unrealized appreciation and AIM Opportunities III Fund's net assets at that date of $53,553,988 including $7,852,880 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $350,064,699. The combined aggregate net assets of the Fund immediately following the reorganizations were $482,521,483.

NOTE 14--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending June 30, 2007. The adoption of these provisions has no impact on these financial statements.

AIM Select Equity Fund


NOTE 15--FINANCIAL HIGHLIGHTS


The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       CLASS A
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED                            YEAR ENDED DECEMBER 31,
                                                      JUNE 30,        -----------------------------------------------------------
                                                        2007            2006        2005        2004           2003        2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  21.10        $  18.55    $  17.65    $  15.50       $  11.97    $  17.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                         0.03            0.03       (0.04)      (0.06)(b)      (0.09)      (0.06)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                       1.28            2.52        0.94        2.21           3.62       (4.97)
=================================================================================================================================
    Total from investment operations                      1.31            2.55        0.90        2.15           3.53       (5.03)
=================================================================================================================================
Net asset value, end of period                        $  22.41        $  21.10    $  18.55    $  17.65       $  15.50    $  11.97
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                           6.21%          13.75%       5.10%      13.87%         29.49%     (29.59)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $311,771        $259,817    $259,946    $292,681       $288,976    $250,666
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements          1.36%(d)        1.40%       1.39%       1.38%          1.47%       1.32%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements       1.37%(d)        1.41%       1.39%       1.40%          1.47%       1.32%
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                              0.24%(d)        0.14%      (0.21)%     (0.40)%(b)     (0.65)%     (0.45)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                  27%             72%         91%         38%            69%         86%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.08) and (0.51)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $279,258,275.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year. For the period ending June 30, 2007, the portfolio turnover calculation excludes the value of securities purchased of $116,070,354 and sold of $30,259,505 in the effort to realign the Fund's portfolio holdings after the reorganization of AIM Opportunities II Fund and AIM Opportunities III Fund into the Fund.

AIM Select Equity Fund

                                                                                        CLASS B
                                                      ---------------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED                           YEAR ENDED DECEMBER 31,
                                                       JUNE 30,        ----------------------------------------------------------
                                                         2007           2006        2005        2004           2003        2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  18.58        $ 16.46    $  15.78    $  13.96       $  10.86    $  15.54
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                         (0.05)         (0.11)      (0.15)      (0.17)(b)      (0.17)      (0.16)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                        1.13           2.23        0.83        1.99           3.27       (4.52)
=================================================================================================================================
    Total from investment operations                       1.08           2.12        0.68        1.82           3.10       (4.68)
=================================================================================================================================
Net asset value, end of period                         $  19.66        $ 18.58    $  16.46    $  15.78       $  13.96    $  10.86
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                            5.81%         12.88%       4.31%      13.04%         28.55%     (30.12)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $119,123        $85,521    $106,097    $148,300       $198,148    $214,709
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           2.11%(d)       2.15%       2.14%       2.13%          2.22%       2.07%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements        2.12%(d)       2.16%       2.14%       2.15%          2.22%       2.07%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  (0.51)%(d)     (0.61)%     (0.96)%     (1.15)%(b)     (1.40)%     (1.20)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                   27%            72%         91%         38%            69%         86%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.19) and (1.26)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $97,996,694.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year. For the period ending June 30, 2007, the portfolio turnover calculation excludes the value of securities purchased of $116,070,354 and sold of $30,259,505 in the effort to realign the Fund's portfolio holdings after the reorganization of AIM Opportunities II Fund and AIM Opportunities III Fund into the Fund.

                                                                                          CLASS C
                                                          -----------------------------------------------------------------------
                                                          SIX MONTHS
                                                            ENDED                         YEAR ENDED DECEMBER 31,
                                                           JUNE 30,        ------------------------------------------------------
                                                             2007           2006       2005       2004          2003       2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 18.55         $ 16.43    $ 15.75    $ 13.94       $ 10.84    $ 15.52
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                            (0.05)          (0.11)     (0.15)     (0.17)(b)     (0.17)     (0.16)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               1.13            2.23       0.83       1.98          3.27      (4.52)
=================================================================================================================================
    Total from investment operations                          1.08            2.12       0.68       1.81          3.10      (4.68)
=================================================================================================================================
Net asset value, end of period                             $ 19.63         $ 18.55    $ 16.43    $ 15.75       $ 13.94    $ 10.84
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                               5.82%          12.90%      4.32%     12.98%        28.60%    (30.15)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $35,523         $19,966    $22,860    $29,710       $33,585    $32,558
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements              2.11%(d)        2.15%      2.14%      2.13%         2.22%      2.07%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements           2.12%(d)        2.16%      2.14%      2.15%         2.22%      2.07%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                     (0.51)%(d)      (0.61)%    (0.96)%    (1.15)%(b)    (1.40)%    (1.20)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                      27%             72%        91%        38%           69%        86%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.19) and (1.26)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $25,985,218.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year. For the period ending June 30, 2007, the portfolio turnover calculation excludes the value of securities purchased of $116,070,354 and sold of $30,259,505 in the effort to realign the Fund's portfolio holdings after the reorganization of AIM Opportunities II Fund and AIM Opportunities III Fund into the Fund.

AIM Select Equity Fund


NOTE 16--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and AIM Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Select Equity Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur      together with the amount you invested, to    this information to compare the ongoing
two types of costs: (1) transaction costs,   estimate the expenses that you paid over     costs of investing in the Fund and other
which may include sales charges (loads) on   the period. Simply divide your account       funds. To do so, compare this 5%
purchase payments or contingent deferred     value by $1,000 (for example, an $8,600      hypothetical example with the 5%
sales charges on redemptions, and            account value divided by $1,000 = 8.6),      hypothetical examples that appear in the
redemption fees, if any; and (2) ongoing     then multiply the result by the number in    shareholder reports of the other funds.
costs, including management fees;            the table under the heading entitled
distribution and/or service (12b-1) fees;    "Actual Expenses Paid During Period" to         Please note that the expenses shown in
and other Fund expenses. This example is     estimate the expenses you paid on your       the table are meant to highlight your
intended to help you understand your         account during this period.                  ongoing costs only and do not reflect any
ongoing costs (in dollars) of investing in                                                transaction costs, such as sales charges
the Fund and to compare these costs with     HYPOTHETICAL EXAMPLE FOR COMPARISON          (loads) on purchase payments, contingent
ongoing costs of investing in other mutual   PURPOSES                                     deferred sales charges on redemptions, and
funds. The example is based on an                                                         redemption fees, if any. Therefore, the
investment of $1,000 invested at the         The table below also provides information    hypothetical information is useful in
beginning of the period and held for the     about hypothetical account values and        comparing ongoing costs only, and will not
entire period January 1, 2007, through       hypothetical expenses based on the Fund's    help you determine the relative total
June 30, 2007.                               actual expense ratio and an assumed rate     costs of owning different funds. In
                                             of return of 5% per year before expenses,    addition, if these transaction costs were
ACTUAL EXPENSES                              which is not the Fund's actual return.       included, your costs would have been
                                                                                          higher.
The table below provides information about      The hypothetical account values and
actual account values and actual expenses.   expenses may not be used to estimate the
You may use the information in this table,   actual ending account balance or expenses
                                             you paid for the period. You may use

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
SHARE            ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS               (1/1/07)             (6/30/07)(1)           PERIOD(2)      (6/30/07)           PERIOD(2)           RATIO

A                  $1,000.00              $1,062.10               $ 6.95       $1,018.05             $ 6.80            1.36%
B                   1,000.00               1,058.10                10.77        1,014.33              10.54            2.11
C                   1,000.00               1,058.20                10.77        1,014.33              10.54            2.11

(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2007, through June
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM Select Equity Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     Committee considers each Sub-Committee's     limited to changes to the Fund's
Funds Group is required under the            recommendations and makes its own            performance, advisory fees, expense
Investment Company Act of 1940 to approve    recommendations regarding the performance,   limitations and/or fee waivers.
annually the renewal of the AIM Select       fees and expenses of the AIM Funds to the
Equity Fund (the Fund) investment advisory   full Board. Moreover, the Investments        A. NATURE, EXTENT AND QUALITY OF SERVICES
agreement with A I M Advisors, Inc. (AIM).   Committee considers each Sub-Committee's        PROVIDED BY AIM
During contract renewal meetings held on     recommendations in making its annual
June 25-27, 2007, the Board as a whole and   recommendation to the Board whether to       The Board reviewed the advisory services
the disinterested or "independent"           approve the continuance of each AIM Fund's   provided to the Fund by AIM under the
Trustees, voting separately, approved the    investment advisory agreement and            Fund's advisory agreement, the performance
continuance of the Fund's investment         sub-advisory agreement, if applicable        of AIM in providing these services, and
advisory agreement for another year,         (advisory agreements), for another year.     the credentials and experience of the
effective July 1, 2007. In doing so, the                                                  officers and employees of AIM who provide
Board determined that the Fund's advisory       The independent Trustees, as mentioned    these services. The Board's review of the
agreement is in the best interests of the    above, are assisted in their annual          qualifications of AIM to provide these
Fund and its shareholders and that the       evaluation of the advisory agreements by     services included the Board's
compensation to AIM under the Fund's         the independent Senior Officer. One          consideration of AIM's portfolio and
advisory agreement is fair and reasonable.   responsibility of the Senior Officer is to   product review process, various back
                                             manage the process by which the AIM Funds'   office support functions provided by AIM,
   The independent Trustees met separately   proposed management fees are negotiated      and AIM's equity and fixed income trading
during their evaluation of the Fund's        during the annual contract renewal process   operations. The Board concluded that the
investment advisory agreement with           to ensure that they are negotiated in a      nature, extent and quality of the advisory
independent legal counsel from whom they     manner which is at arms' length and          services provided to the Fund by AIM were
received independent legal advice, and the   reasonable. Accordingly, the Senior          appropriate and that AIM currently is
independent Trustees also received           Officer must either supervise a              providing satisfactory advisory services
assistance during their deliberations from   competitive bidding process or prepare an    in accordance with the terms of the Fund's
the independent Senior Officer, a            independent written evaluation. The Senior   advisory agreement. In addition, based on
full-time officer of the AIM Funds who       Officer has recommended that an              their ongoing meetings throughout the year
reports directly to the independent          independent written evaluation be provided   with the Fund's portfolio managers, the
Trustees. The following discussion more      and, upon the direction of the Board, has    Board concluded that these individuals are
fully describes the process employed by      prepared an independent written              competent and able to continue to carry
the Board to evaluate the performance of     evaluation.                                  out their responsibilities under the
the AIM Funds (including the Fund)                                                        Fund's advisory agreement.
throughout the year and, more                   During the annual contract renewal
specifically, during the annual contract     process, the Board considered the factors       In determining whether to continue the
renewal meetings.                            discussed below under the heading "Factors   Fund's advisory agreement, the Board
                                             and Conclusions and Summary of Independent   considered the prior relationship between
THE BOARD'S FUND EVALUATION PROCESS          Written Fee Evaluation" in evaluating the    AIM and the Fund, as well as the Board's
                                             fairness and reasonableness of the Fund's    knowledge of AIM's operations, and
The Board's Investments Committee has        advisory agreement at the contract renewal   concluded that it was beneficial to
established three Sub-Committees which are   meetings and at their meetings throughout    maintain the current relationship, in
responsible for overseeing the management    the year as part of their ongoing            part, because of such knowledge. The Board
of a number of the series portfolios of      oversight of the Fund. The Fund's advisory   also considered the steps that AIM and its
the AIM Funds. This Sub-Committee            agreement was considered separately,         affiliates have taken over the last
structure permits the Trustees to focus on   although the Board also considered the       several years to improve the quality and
the performance of the AIM Funds that have   common interests of all of the AIM Funds     efficiency of the services they provide to
been assigned to them. The Sub-Committees    in their deliberations. The Board            the Funds in the areas of investment
meet throughout the year to review the       comprehensively considered all of the        performance, product line diversification,
performance of their assigned funds, and     information provided to them and did not     distribution, fund operations, shareholder
the Sub-Committees review monthly and        identify any particular factor that was      services and compliance. The Board
quarterly comparative performance            controlling. Furthermore, each Trustee may   concluded that the quality and efficiency
information and periodic asset flow data     have evaluated the information provided      of the services AIM and its affiliates
for their assigned funds. These materials    differently from one another and             provide to the AIM Funds in each of these
are prepared under the direction and         attributed different weight to the various   areas generally have improved, and support
supervision of the independent Senior        factors. The Trustees recognized that the    the Board's approval of the continuance of
Officer. Over the course of each year, the   advisory arrangements and resulting          the Fund's advisory agreement.
Sub-Committees meet with portfolio           advisory fees for the Fund and the other
managers for their assigned funds and        AIM Funds are the result of years of         B. FUND PERFORMANCE
other members of management and review       review and negotiation between the
with these individuals the performance,      Trustees and AIM, that the Trustees may      The Board compared the Fund's performance
investment objective(s), policies,           focus to a greater extent on certain         during the past one, three and five
strategies and limitations of these funds.   aspects of these arrangements in some        calendar years to the performance of funds
                                             years than others, and that the Trustees'    in the Fund's Lipper peer group that are
   In addition to their meetings             deliberations and conclusions in a           not managed by AIM, and against the
throughout the year, the Sub-Committees      particular year may be based in part on      performance of all funds in the Lipper
meet at designated contract renewal          their deliberations and conclusions of       Multi-Cap Core Funds Index. The Board also
meetings each year to conduct an in-depth    these same arrangements throughout the       reviewed the methodology used by Lipper to
review of the performance, fees and          year and in prior years.                     identify the Fund's peers. The Board noted
expenses of their assigned funds. During                                                  that the Fund's performance was comparable
the contract renewal process, the Trustees   FACTORS AND CONCLUSIONS AND SUMMARY OF       to the median performance of its peers for
receive comparative performance and fee      INDEPENDENT WRITTEN FEE EVALUATION           the one and three year periods, and below
data regarding all the AIM Funds prepared                                                 such performance for the five year period.
by an independent company, Lipper, Inc.,     The discussion below serves as a summary     The Board noted that the Fund's
under the direction and supervision of the   of the Senior Officer's independent          performance was comparable to the
independent Senior Officer who also          written evaluation, as well as a             performance of the Index for the one and
prepares a separate analysis of this         discussion of the material factors and       three year periods, and below such Index
information for the Trustees. Each           related conclusions that formed the basis    for the five year period. The Board also
Sub-Committee then makes recommendations     for the Board's approval of the Fund's       considered the steps AIM has taken over
to the Investments Committee regarding the   advisory agreement. Unless otherwise         the last several years to improve the
performance, fees and expenses of their      stated, information set forth below is as    quality and efficiency of the services
assigned funds. The Investments              of June 27, 2007 and does not reflect any    that AIM provides to the AIM Funds. The
                                             changes that may have occurred since that    Board concluded that AIM continues to be
                                             date, including but not                      responsive to the Board's focus on fund

                                                                                                                         (continued)

AIM Select Equity Fund

performance. Although the independent        breakpoint. Based on this information, the   contracts, and were qualified to continue
written evaluation of the Fund's Senior      Board concluded that the Fund's advisory     to provide these services to the Fund.
Officer (discussed below) only considered    fees appropriately reflect economies of
Fund performance through the most recent     scale at current asset levels. The Board        The Board considered the benefits
calendar year, the Board also reviewed       also noted that the Fund shares directly     realized by AIM as a result of portfolio
more recent Fund performance and this        in economies of scale through lower fees     brokerage transactions executed through
review did not change their conclusions.     charged by third party service providers     "soft dollar" arrangements. Under these
                                             based on the combined size of all of the     arrangements, portfolio brokerage
C. ADVISORY FEES AND FEE WAIVERS             AIM Funds and affiliates.                    commissions paid by the Fund and/or other
                                                                                          funds advised by AIM are used to pay for
The Board compared the Fund's contractual    E. PROFITABILITY AND FINANCIAL RESOURCES     research and execution services. The Board
advisory fee rate to the contractual            OF AIM                                    noted that soft dollar arrangements shift
advisory fee rates of funds in the Fund's                                                 the payment obligation for the research
Lipper peer group that are not managed by    The Board reviewed information from AIM      and executions services from AIM to the
AIM, at a common asset level and as of the   concerning the costs of the advisory and     funds and therefore may reduce AIM's
end of the past calendar year. The Board     other services that AIM and its affiliates   expenses. The Board also noted that
noted that the Fund's advisory fee rate      provide to the Fund and the profitability    research obtained through soft dollar
was below the median advisory fee rate of    of AIM and its affiliates in providing       arrangements may be used by AIM in making
its peers. The Board also reviewed the       these services. The Board also reviewed      investment decisions for the Fund and may
methodology used by Lipper and noted that    information concerning the financial         therefore benefit Fund shareholders. The
the contractual fee rates shown by Lipper    condition of AIM and its affiliates. The     Board concluded that AIM's soft dollar
include any applicable long-term             Board also reviewed with AIM the             arrangements were appropriate. The Board
contractual fee waivers. The Board also      methodology used to prepare the              also concluded that, based on their review
compared the Fund's contractual advisory     profitability information. The Board         and representations made by AIM, these
fee rate to the contractual advisory fee     considered the overall profitability of      arrangements were consistent with
rates of other clients of AIM and its        AIM, as well as the profitability of AIM     regulatory requirements.
affiliates with investment strategies        in connection with managing the Fund. The
comparable to those of the Fund, including   Board noted that AIM continues to operate       The Board considered the fact that the
two mutual funds advised by AIM. The Board   at a net profit, although increased          Fund's uninvested cash and cash collateral
noted that the Fund's rate was below the     expenses in recent years have reduced the    from any securities lending arrangements
rate for one of the mutual funds and that    profitability of AIM and its affiliates.     may be invested in money market funds
the other mutual fund is an asset            The Board concluded that the Fund's          advised by AIM pursuant to procedures
allocation fund which is not charged any     advisory fees were fair and reasonable,      approved by the Board. The Board noted
advisory fees by AIM pursuant to that        and that the level of profits realized by    that AIM will receive advisory fees from
fund's advisory agreement.                   AIM and its affiliates from providing        these affiliated money market funds
                                             services to the Fund was not excessive in    attributable to such investments, although
   The Board noted that AIM has proposed     light of the nature, quality and extent of   AIM has contractually agreed to waive the
that the contractual advisory fee waiver     the services provided. The Board             advisory fees payable by the Fund with
that had been formerly committed to by AIM   considered whether AIM is financially        respect to its investment of uninvested
through at least June 30, 2007 expire on     sound and has the resources necessary to     cash in these affiliated money market
such date and that AIM has not proposed      perform its obligations under the Fund's     funds through at least June 30, 2008. The
any fee waivers or expense limitations for   advisory agreement, and concluded that AIM   Board considered the contractual nature of
the Fund. However, the Board also noted      has the financial resources necessary to     this fee waiver and noted that it remains
that at its current asset level the Fund     fulfill these obligations.                   in effect until at least June 30, 2008.
has an effective fee rate under its                                                       The Board concluded that the Fund's
contractual advisory fee schedule that is    F. INDEPENDENT WRITTEN EVALUATION OF THE     investment of uninvested cash and cash
lower than the fee rate under the               FUND'S SENIOR OFFICER                     collateral from any securities lending
contractual advisory fee waiver and that                                                  arrangements in the affiliated money
AIM therefore is not currently waiving any   The Board noted that, upon their             market funds is in the best interests of
of the Fund's advisory fees. The Board       direction, the Senior Officer of the Fund,   the Fund and its shareholders.
noted that AIM's recommendation was made     who is independent of AIM and AIM's
in response to the recommendation of the     affiliates, had prepared an independent
independent Senior Officer that AIM          written evaluation to assist the Board in
consider whether the advisory fee waivers    determining the reasonableness of the
for certain equity AIM Funds, including      proposed management fees of the AIM Funds,
the Fund, should be simplified. The Board    including the Fund. The Board noted that
concluded that it was not necessary at       they had relied upon the Senior Officer's
this time to discuss with AIM whether to     written evaluation instead of a
implement any such waivers or expense        competitive bidding process. In
limitations.                                 determining whether to continue the Fund's
                                             advisory agreement, the Board considered
   After taking account of the Fund's        the Senior Officer's written evaluation.
contractual advisory fee rate, as well as
the comparative advisory fee information     G. COLLATERAL BENEFITS TO AIM AND ITS
discussed above, the Board concluded that    AFFILIATES
the Fund's advisory fees were fair and
reasonable.                                  The Board considered various other
                                             benefits received by AIM and its
D. ECONOMIES OF SCALE AND BREAKPOINTS        affiliates resulting from AIM's
                                             relationship with the Fund, including the
The Board considered the extent to which     fees received by AIM and its affiliates
there are economies of scale in AIM's        for their provision of administrative,
provision of advisory services to the        transfer agency and distribution services
Fund. The Board also considered whether      to the Fund. The Board considered the
the Fund benefits from such economies of     performance of AIM and its affiliates in
scale through contractual breakpoints in     providing these services and the
the Fund's advisory fee schedule or          organizational structure employed by AIM
through advisory fee waivers or expense      and its affiliates to provide these
limitations. The Board noted that the        services. The Board also considered that
Fund's contractual advisory fee schedule     these services are provided to the Fund
includes one breakpoint and that the level   pursuant to written contracts which are
of the Fund's advisory fees, as a            reviewed and approved on an annual basis
percentage of the Fund's net assets, has     by the Board. The Board concluded that AIM
decreased as net assets increased because    and its affiliates were providing these
of the                                       services in a satisfactory manner and in
                                             accordance with the terms of their

                             [EDELIVERY GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY                              FUND HOLDINGS AND PROXY VOTING INFORMATION

eDelivery is the process of receiving your fund     The Fund provides a complete list of its holdings four times in each fiscal
and account information via e-mail. Once your       year, at the quarter-ends. For the second and fourth quarters, the lists appear
quarterly statements, tax forms, fund reports,      in the Fund's semiannual and annual reports to shareholders. For the first and
and prospectuses are available, we will send you    third quarters, the Fund files the lists with the Securities and Exchange
an e-mail notification containing links to these    Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is
documents. For security purposes, you will need     available at AIMinvestments.com. From our home page, click on Products &
to log in to your account to view your statements   Performance, then Mutual Funds, then Fund Overview. Select your Fund from the
and tax forms.                                      drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the
WHY SIGN UP?                                        Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
                                                    Washington, D.C. You can obtain information on the operation of the Public
Register for eDelivery to:                          Reference Room, including information about duplicating fee charges, by calling
                                                    202-942-8090 or 800-732-0330, or by electronic request at the following e-mail
-  save your Fund the cost of printing and          address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01540 and
   postage.                                         002-27334.

-  reduce the amount of paper you receive.          A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge,
-  gain access to your documents faster by not      upon request, from our Client Services department at 800-959-4246 or on the AIM
   waiting for the mail.                            Web site, AIMinvestments.com. On the home page, scroll down and click on AIM
                                                    Funds Proxy Policy.
-  view your documents online anytime at your
   convenience.                                     The information is also available on the SEC Web site, sec.gov. Information regarding how the Fund voted proxies related to its portfolio securities during
-  save the documents to your personal computer     the 12 months ended June 30, 2007, is available at our Web site. Go to
   or print them out for your records.              AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu.
HOW DO I SIGN UP?                                   The information is also available on the SEC Web site, sec.gov.

It's easy. Just follow these simple steps:

1. Log in to your account.

2. Click on the "Service Center" tab.

3. Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment
Services, Inc.

                                                                                                             [AIM INVESTMENTS LOGO]
                                                    SEQ-SAR-1            A I M Distributors,Inc.            --REGISTERED TRADEMARK--

                            AIM Small Cap Equity Fund
                Semiannual Report to Shareholders o June 30, 2007

DOMESTIC EQUITY

Small Cap

Table of Contents

Letter to Shareholders....................      2
Fund Performance..........................      3
Schedule of Investments...................      4
Financial Statements......................      8
Notes to Financial Statements.............     11
Financial Highlights......................     17
Fund Expenses.............................     21
Approval of Advisory Agreement............     22

                             For the most current month-end Fund performance and commentary, please visit AIMinvestments.com.

                             Unless otherwise noted, all data in this report are from A I M Management Group Inc.

                             If used after October 20, 2007, this report must be
                             accompanied by a Fund Performance & Commentary or
 [AIM INVESTMENTS LOGO]      by an AIM Quarterly Performance Review for the most
- REGISTERED TRADEMARK -     recent quarter-end.

                             THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

                             NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIM Small Cap Equity Fund

                                             Dear Fellow Shareholders:

                                             In overseeing the management of the AIM family of funds on your behalf, your
                                             Board of Trustees of the AIM Funds continues to focus on improved investment performance, reduced shareholder costs, and high ethical standards. Since my
   [CROCKETT                                 last letter, your Board has welcomed two new members: Marty Flanagan, President
     PHOTO]                                  and CEO of INVESCO, AIM's parent company, and Phil Taylor, who was named CEO of
                                             AIM Investments --REGISTERED TREADEMARK-- in April 2006. Robert Graham, who has
                                             given more than 30 years of leadership to the company and the mutual fund
Bruce L. Crockett                            industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as Vice Chairman of the Board. We thank Bob for his many contributions and wish him a long and happy future.

                                                Our review of fund performance has shown healthy progress, but the process is necessarily one of continuous improvement. In general, as of June 30, 2007, we have seen persistent investment discipline and more consistently good results.
                                             While this statement may not apply to every AIM Fund all the time, as I write this letter, the overall trend in fund management and performance has been positive.

                                                The investment management talent at AIM has recently been enhanced by the promotion of Karen Dunn Kelley to Head of INVESCO's Worldwide Fixed Income as
                                             well as Director of AIM Global and Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under Karen's direction, AIM's cash management organization grew to one of the world's largest and most respected, with top-tier performance. The operations now combined under her charge represent more than $150 billion in assets, 120 investment professionals, and products that span the entire yield curve.

                                                In other news, your Board took a more active role in preparing for "proxy season," the period when fund managers must vote the shares held by their funds
                                             "for" or "against" various proposals on the ballots of the issuing companies.
                                             Beginning in the 2007 proxy season, AIM implemented new proxy voting policies, developed by management in conjunction with an ad hoc Board committee, which provided a solid framework for properly evaluating and executing the many decisions the AIM Funds are required to make to vote shares.

                                                In general, the AIM Funds voted for proposals that would allow shareholders a greater role in election of directors, proxy access and "say for pay." The AIM
                                             Funds voted against directors who AIM believed failed to govern well in cases of corporate mismanagement, such as the backdating of options grants, and against
                                             "poison pill" and "take under" proposals that would favor the financial interests of managers at the expense of investors in the case of a merger or acquisition. You can view the proxy votes cast for your fund by going to
                                             AIMinvestments.com. Click the "About Us" tab, then go to "Required Notices" and
                                             "Proxy Voting Activity."

                                                Additionally, your Board raised the amount its members are recommended to invest in the AIM Funds within three years of joining the Board, with the goal of aligning our interests even more closely with yours.

                                                Furthermore, at our June meeting we renewed the investment advisory contracts between the AIM Funds and AIM for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the
                                             "Products and Performance" tab and go to "Investment Advisory Agreement
                                             Renewals."

                                                Your Board's ability to best represent your interests depends on our knowledge of your opinions and concerns.

                                             Please send me an email (bruce@brucecrockett.com) with your thoughts on the following:

                                                1)  How important is it to you to hear about your Board's decisions and activities in these letters?

                                                2)  What other information (on overall performance, specific funds, managers, etc.) would make the letters more meaningful to you?

                                                3)  Would you prefer that communication from your Board continue to be delivered in paper form by regular mail or be sent electronically by email?

                                                If you would prefer to communicate through a quick online survey, please go to AIMinvestments.com and provide your responses there.

                                                We need to hear from you to do our best job, and I look forward to your responses.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board of Directors

                                             August 10, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I
                                             M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors.
                                             A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

AIM Small Cap Equity Fund

FUND PERFORMANCE

=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 12/31/06-6/30/07, excluding applicable sales charges. If sales charges were included, returns would be lower.

Class A Shares                                                                    8.82%
Class B Shares                                                                    8.39
Class C Shares                                                                    8.39
Class R Shares                                                                    8.70
S&P 500 Index1 (Broad Market Index)                                               6.96
Russell 2000 Index(1) (Style-Specific Index)                                      6.45
Lipper Small-Cap Core Funds (Peer Group Index) Index(1)                           9.54

Source: (1)Lipper Inc.

The unmanaged S&P 500 --REGISTERED TREADEMARK-- Index is an index of common stocks frequently used as a general measure of U.S. stock market performance.

   The Russell 2000 --REGISTERED TREADEMARK-- Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Growth Index is a trademark/service mark of the Frank
Russell Company. Russell --REGISTERED TREADEMARK-- is a trademark of the Frank Russell
Company.

   The LIPPER SMALL-CAP CORE FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Small-Cap Core Funds category. These funds typically have an average price-to-earnings ratio, price-to- book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.
=======================================================================================

==========================================   NET ASSET VALUE, ADJUSTED TO REFLECT THE     B AND CLASS C SHARE PERFORMANCE REFLECTS
FUND PERFORMANCE                             HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS   THE APPLICABLE CONTINGENT DEFERRED SALES
                                             R SHARES. CLASS A SHARES' INCEPTION DATE     CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
As of 6/30/07, including applicable          IS AUGUST 31, 2000.                          CDSC ON CLASS B SHARES DECLINES FROM 5%
sales charges                                                                             BEGINNING AT THE TIME OF PURCHASE TO 0% AT
                                                THE PERFORMANCE DATA QUOTED REPRESENT     THE BEGINNING OF THE SEVENTH YEAR. THE
CLASS A SHARES                               PAST PERFORMANCE AND CANNOT GUARANTEE        CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
Inception (8/31/00)                  7.96%   COMPARABLE FUTURE RESULTS; CURRENT           YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
   5 Years                          10.60    PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   HAVE A FRONT-END SALES CHARGE; RETURNS
   1 Year                            9.92    VISIT AIMINVESTMENTS.COM FOR THE MOST        SHOWN ARE AT NET ASSET VALUE AND DO NOT
                                             RECENT MONTH-END PERFORMANCE. PERFORMANCE    REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
CLASS B SHARES                               FIGURES REFLECT REINVESTED DISTRIBUTIONS,    ON A TOTAL REDEMPTION OF RETIREMENT PLAN
Inception (8/31/00)                  8.09%   CHANGES IN NET ASSET VALUE AND THE EFFECT    ASSETS WITHIN THE FIRST YEAR.
   5 Years                          10.79    OF THE MAXIMUM SALES CHARGE UNLESS
   1 Year                           10.54    OTHERWISE STATED. PERFORMANCE FIGURES DO        THE PERFORMANCE OF THE FUND'S SHARE
                                             NOT REFLECT DEDUCTION OF TAXES A             CLASSES WILL DIFFER PRIMARILY DUE TO
CLASS C SHARES                               SHAREHOLDER WOULD PAY ON FUND                DIFFERENT SALES CHARGE STRUCTURES AND
Inception (8/31/00)                  8.09%   DISTRIBUTIONS OR SALE OF FUND SHARES.        CLASS EXPENSES.
   5 Years                          11.06    INVESTMENT RETURN AND PRINCIPAL VALUE WILL
   1 Year                           14.45    FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR
                                             LOSS WHEN YOU SELL SHARES.
CLASS R SHARES
Inception                            8.62%      THE TOTAL ANNUAL FUND OPERATING EXPENSE
   5 Years                          11.58    RATIO SET FORTH IN THE MOST RECENT FUND
   1 Year                           16.00    PROSPECTUS AS OF THE DATE OF THIS REPORT
==========================================   FOR CLASS A, CLASS B, CLASS C AND CLASS R
CLASS R SHARES' INCEPTION DATE IS JUNE 3,    SHARES WAS 1.49%, 2.24%, 2.24% AND 1.74%,
2002. RETURNS SINCE THAT DATE ARE            RESPECTIVELY. THE EXPENSE RATIOS PRESENTED
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    ABOVE MAY VARY FROM THE EXPENSE RATIOS
BLENDED RETURNS OF HISTORICAL CLASS R        PRESENTED IN OTHER SECTIONS OF THIS REPORT
SHARE PERFORMANCE AND RESTATED CLASS A       THAT ARE BASED ON EXPENSES INCURRED DURING
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      THE PERIOD COVERED BY THIS REPORT.
THE INCEPTION DATE OF CLASS R SHARES) AT
                                                CLASS A SHARE PERFORMANCE REFLECTS THE
                                             MAXIMUM 5.50% SALES CHARGE, AND CLASS

AIM Small Cap Equity Fund

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2007


---------------------------------------------------------
Information Technology                            19.0%
---------------------------------------------------------
Industrials                                       18.5
---------------------------------------------------------
Financials                                        13.4
---------------------------------------------------------
Consumer Discretionary                            13.2
---------------------------------------------------------
Health Care                                       12.3
---------------------------------------------------------
Materials                                          7.1
---------------------------------------------------------
Energy                                             5.7
---------------------------------------------------------
Consumer Staples                                   4.7
---------------------------------------------------------
Telecommunication Services                         3.0
---------------------------------------------------------
Utilities                                          1.4
---------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                      1.7
_________________________________________________________
=========================================================

SCHEDULE OF INVESTMENTS*

June 30, 2007
(Unaudited)


                                                SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.34%

AEROSPACE & DEFENSE-1.21%

Aeroviroment, Inc.(a)(b)                          85,684   $  1,765,947
-----------------------------------------------------------------------
Curtiss-Wright Corp.                             122,807      5,724,035
=======================================================================
                                                              7,489,982
=======================================================================

AIRLINES-0.94%

Allegiant Travel Co.(b)                          188,539      5,795,689
=======================================================================

APPAREL RETAIL-2.93%

Cache, Inc.(b)                                   237,423      3,150,603
-----------------------------------------------------------------------
Charming Shoppes, Inc.(b)                        476,142      5,156,618
-----------------------------------------------------------------------
Gymboree Corp. (The)(b)                          100,266      3,951,483
-----------------------------------------------------------------------
Wet Seal, Inc. (The)-Class A(b)                  967,376      5,813,930
=======================================================================
                                                             18,072,634
=======================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.52%

Fossil, Inc.(b)                                  109,291      3,222,992
=======================================================================

APPLICATION SOFTWARE-2.51%

Blackbaud, Inc.                                  169,045      3,732,514
-----------------------------------------------------------------------
Epicor Software Corp.(b)                         339,655      5,050,670
-----------------------------------------------------------------------
Transaction Systems Architects, Inc.(b)          198,069      6,667,002
=======================================================================
                                                             15,450,186
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.96%

Affiliated Managers Group, Inc.(a)(b)             45,914      5,911,887
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------


BIOTECHNOLOGY-0.46%

InterMune, Inc.(b)                               108,519   $  2,814,983
=======================================================================

BUILDING PRODUCTS-2.35%

Goodman Global, Inc.(b)                          365,399      8,119,166
-----------------------------------------------------------------------
NCI Building Systems, Inc.(b)                    129,167      6,371,808
=======================================================================
                                                             14,490,974
=======================================================================

COMMUNICATIONS EQUIPMENT-2.18%

Comtech Telecommunications Corp.(b)              151,334      7,024,924
-----------------------------------------------------------------------
OpNext, Inc.(b)                                  324,461      4,295,864
-----------------------------------------------------------------------
Starent Networks Corp.(b)                        144,846      2,129,236
=======================================================================
                                                             13,450,024
=======================================================================

COMPUTER STORAGE & PERIPHERALS-1.09%

Emulex Corp.(b)                                  306,718      6,698,721
=======================================================================

CONSTRUCTION & ENGINEERING-0.91%

Infrasource Services Inc.(b)                     150,843      5,596,275
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.91%

Euronet Worldwide, Inc.(b)                       175,381      5,114,110
-----------------------------------------------------------------------
Wright Express Corp.(b)                          193,789      6,641,149
=======================================================================
                                                             11,755,259
=======================================================================

DIVERSIFIED CHEMICALS-1.22%

FMC Corp.                                         84,092      7,516,984
=======================================================================

DIVERSIFIED METALS & MINING-1.09%

Compass Minerals International, Inc.             193,352      6,701,580
=======================================================================

AIM Small Cap Equity Fund


                                                SHARES        VALUE
-----------------------------------------------------------------------

EDUCATION SERVICES-0.53%

Capella Education Co.(b)                          43,574   $  2,005,711
-----------------------------------------------------------------------
Universal Technical Institute Inc.(b)             49,526      1,257,465
=======================================================================
                                                              3,263,176
=======================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.00%

Genlyte Group Inc. (The)(b)                       78,830      6,191,308
=======================================================================

ELECTRONIC MANUFACTURING SERVICES-3.08%

Benchmark Electronics, Inc.(b)                   283,325      6,408,812
-----------------------------------------------------------------------
Methode Electronics, Inc.                        418,152      6,544,079
-----------------------------------------------------------------------
Park Electrochemical Corp.                       215,352      6,068,619
=======================================================================
                                                             19,021,510
=======================================================================

ENVIRONMENTAL & FACILITIES SERVICES-0.81%

Waste Connections, Inc.(b)                       166,085      5,022,410
=======================================================================

FOOD RETAIL-0.98%

Ruddick Corp.                                    200,020      6,024,602
=======================================================================

GAS UTILITIES-1.01%

Energen Corp.                                    113,543      6,238,052
=======================================================================

HEALTH CARE DISTRIBUTORS-0.99%

Owens & Minor, Inc.                              175,623      6,136,268
=======================================================================

HEALTH CARE EQUIPMENT-1.86%

ev3 Inc.(b)                                      249,736      4,215,544
-----------------------------------------------------------------------
STERIS Corp.                                     238,159      7,287,665
=======================================================================
                                                             11,503,209
=======================================================================

HEALTH CARE FACILITIES-1.54%

LCA-Vision Inc.(a)                               104,890      4,957,101
-----------------------------------------------------------------------
Skilled Healthcare Group Inc.-Class A(b)         293,160      4,546,912
-----------------------------------------------------------------------
                                                              9,504,013
=======================================================================

HEALTH CARE SERVICES-0.86%

Cross Country Healthcare, Inc.(b)                317,425      5,294,649
=======================================================================

HEALTH CARE SUPPLIES-2.71%

DJO Inc.(b)                                      137,227      5,663,358
-----------------------------------------------------------------------
Haemonetics Corp.(b)                             132,426      6,966,932
-----------------------------------------------------------------------
Medical Action Industries Inc.(b)                225,086      4,065,053
=======================================================================
                                                             16,695,343
=======================================================================

HEALTH CARE TECHNOLOGY-0.39%

Omnicell, Inc.(b)                                116,026      2,411,020
=======================================================================

HOTELS, RESORTS & CRUISE LINES-1.49%

Ambassadors Group, Inc.                           71,470      2,539,329
-----------------------------------------------------------------------
Red Lion Hotels Corp.(b)                         518,900      6,667,865
=======================================================================
                                                              9,207,194
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------


HOUSEHOLD APPLIANCES-1.08%

Snap-on Inc.                                     132,367   $  6,685,857
=======================================================================

HOUSEHOLD PRODUCTS-0.55%

Central Garden & Pet Co.(b)                      119,596      1,466,247
-----------------------------------------------------------------------
Central Garden & Pet Co.-Class A(b)              165,874      1,945,702
=======================================================================
                                                              3,411,949
=======================================================================

HOUSEWARES & SPECIALTIES-1.16%

Tupperware Brands Corp.                          248,203      7,133,354
=======================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-1.77%

Heidrick & Struggles International, Inc.(b)       73,729      3,777,874
-----------------------------------------------------------------------
Kforce Inc.(b)                                   446,956      7,142,357
=======================================================================
                                                             10,920,231
=======================================================================

INDUSTRIAL MACHINERY-4.96%

Chart Industries, Inc.(b)                        317,056      9,017,072
-----------------------------------------------------------------------
Kadant Inc.(b)                                   244,374      7,624,469
-----------------------------------------------------------------------
RBC Bearings Inc.(b)                             168,735      6,960,319
-----------------------------------------------------------------------
Valmont Industries, Inc.                          96,079      6,990,708
=======================================================================
                                                             30,592,568
=======================================================================

INSURANCE BROKERS-0.88%

Hilb Rogal and Hobbs Co.                         126,204      5,409,104
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-2.99%

Alaska Communications Systems Group Inc.         294,983      4,672,531
-----------------------------------------------------------------------
Cincinnati Bell Inc.(b)                          896,625      5,182,492
-----------------------------------------------------------------------
NTELOS Holdings Corp.(a)                         309,833      8,563,784
=======================================================================
                                                             18,418,807
=======================================================================

INTERNET SOFTWARE & SERVICES-2.50%

Ariba, Inc.(b)                                   653,579      6,476,968
-----------------------------------------------------------------------
CyberSource Corp.(b)                             462,479      5,577,497
-----------------------------------------------------------------------
DealerTrack Holdings Inc.(b)                      90,827      3,346,066
=======================================================================
                                                             15,400,531
=======================================================================

INVESTMENT BANKING & BROKERAGE-0.93%

CMET Finance Holdings, Inc. (Acquired
  12/08/03; Cost $4,4800,000)(b)(c)(d)            44,800        762,496
-----------------------------------------------------------------------
Thomas Weisel Partners Group, Inc.(b)            300,101      4,996,682
=======================================================================
                                                              5,759,178
=======================================================================

IT CONSULTING & OTHER SERVICES-0.18%

EnerNOC, Inc.(b)                                  29,085      1,109,011
=======================================================================

LEISURE PRODUCTS-0.65%

Smith & Wesson Holding Corp.(a)(b)               238,851      4,000,754
=======================================================================

AIM Small Cap Equity Fund


                                                SHARES        VALUE
-----------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES-1.86%

Bio-Rad Laboratories, Inc.-Class A(b)             90,213   $  6,817,396
-----------------------------------------------------------------------
Dionex Corp.(b)                                   65,629      4,659,003
=======================================================================
                                                             11,476,399
=======================================================================

MANAGED HEALTH CARE-0.81%

Healthspring, Inc.(b)                            261,100      4,976,566
=======================================================================

METAL & GLASS CONTAINERS-1.82%

AptarGroup, Inc.                                 177,876      6,325,270
-----------------------------------------------------------------------
Bway Holding Co.(b)                              330,681      4,894,079
=======================================================================
                                                             11,219,349
=======================================================================

MOVIES & ENTERTAINMENT-0.97%

World Wrestling Entertainment, Inc.              372,459      5,955,619
=======================================================================

MULTI-UTILITIES-0.43%

Avista Corp.                                     124,064      2,673,579
=======================================================================

OFFICE REIT'S-0.71%

Alexandria Real Estate Equities, Inc.             45,033      4,360,095
=======================================================================

OFFICE SERVICES & SUPPLIES-0.32%

PeopleSupport Inc.(b)                            175,478      1,991,675
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-2.42%

NATCO Group Inc.-Class A(b)                      169,167      7,788,449
-----------------------------------------------------------------------
Oceaneering International, Inc.(b)               135,920      7,154,829
=======================================================================
                                                             14,943,278
=======================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.11%

Comstock Resources, Inc.(b)                      217,445      6,516,827
-----------------------------------------------------------------------
Penn Virginia Corp.                              161,400      6,488,280
=======================================================================
                                                             13,005,107
=======================================================================

OIL & GAS REFINING & MARKETING-1.21%

Alon USA Energy, Inc.                            169,155      7,444,512
=======================================================================

PACKAGED FOODS & MEATS-3.16%

Flowers Foods, Inc.                              202,363      6,750,830
-----------------------------------------------------------------------
Imperial Sugar Co.                                34,927      1,075,402
-----------------------------------------------------------------------
J & J Snack Foods Corp.                          161,461      6,093,538
-----------------------------------------------------------------------
TreeHouse Foods, Inc.(b)                         209,284      5,569,047
=======================================================================
                                                             19,488,817
=======================================================================

PHARMACEUTICALS-1.94%

Axcan Pharma Inc. (Canada)(b)                    370,873      7,168,975
-----------------------------------------------------------------------
ViroPharma Inc.(b)                               348,863      4,814,310
=======================================================================
                                                             11,983,285
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------


PROPERTY & CASUALTY INSURANCE-2.96%

Assured Guaranty Ltd.                            243,806   $  7,206,905
-----------------------------------------------------------------------
Fpic Insurance Group, Inc.(b)                    151,883      6,192,270
-----------------------------------------------------------------------
Philadelphia Consolidated Holding Corp.(b)       115,456      4,826,061
=======================================================================
                                                             18,225,236
=======================================================================

PUBLISHING-0.87%

GateHouse Media, Inc.(a)                         288,293      5,347,835
=======================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.89%

Jones Lang LaSalle Inc.                           48,614      5,517,689
=======================================================================

REGIONAL BANKS-4.35%

Alabama National BanCorp.                         72,393      4,476,783
-----------------------------------------------------------------------
Columbia Banking System, Inc.                    129,730      3,794,602
-----------------------------------------------------------------------
First Financial Bankshares, Inc.(a)               77,551      3,009,754
-----------------------------------------------------------------------
Provident Bankshares Corp.                       121,112      3,970,051
-----------------------------------------------------------------------
Sterling Bancshares, Inc.                        366,531      4,145,466
-----------------------------------------------------------------------
Sterling Financial Corp.                         128,818      3,727,993
-----------------------------------------------------------------------
United Community Banks, Inc.                     142,004      3,676,484
=======================================================================
                                                             26,801,133
=======================================================================

RESTAURANTS-1.90%

IHOP Corp.                                       105,727      5,754,721
-----------------------------------------------------------------------
Papa John's International, Inc.(b)               208,149      5,986,365
=======================================================================
                                                             11,741,086
=======================================================================

SEMICONDUCTOR EQUIPMENT-1.54%

ATMI, Inc.(b)                                    203,270      6,098,100
-----------------------------------------------------------------------
Nextest Systems Corp.(b)                         249,447      3,409,941
=======================================================================
                                                              9,508,041
=======================================================================

SEMICONDUCTORS-3.11%

DSP Group, Inc.(b)                               305,043      6,244,230
-----------------------------------------------------------------------
Power Integrations, Inc.(b)                      168,305      4,409,591
-----------------------------------------------------------------------
Semtech Corp.(b)                                 329,709      5,713,857
-----------------------------------------------------------------------
Supertex, Inc.(a)(b)                              89,156      2,794,149
=======================================================================
                                                             19,161,827
=======================================================================

SPECIALIZED REIT'S-1.23%

LaSalle Hotel Properties                         106,697      4,632,784
-----------------------------------------------------------------------
Universal Health Realty Income Trust              88,232      2,938,125
=======================================================================
                                                              7,570,909
=======================================================================

SPECIALTY CHEMICALS-1.90%

A. Schulman, Inc.                                202,416      4,924,782
-----------------------------------------------------------------------
H.B. Fuller Co.                                  227,543      6,801,260
=======================================================================
                                                             11,726,042
=======================================================================

STEEL-1.04%

Carpenter Technology Corp.                        49,329      6,428,062
=======================================================================


AIM Small Cap Equity Fund


                                                SHARES        VALUE
-----------------------------------------------------------------------
TECHNOLOGY DISTRIBUTORS-0.90%

Agilysys, Inc.                                   246,531   $  5,546,948
=======================================================================

THRIFTS & MORTGAGE FINANCE-0.54%

FirstFed Financial Corp.(b)                       58,383      3,312,068
=======================================================================

TRADING COMPANIES & DISTRIBUTORS-2.38%

UAP Holding Corp.                                260,975      7,865,787
-----------------------------------------------------------------------
Williams Scotsman International Inc.(b)          285,072      6,787,564
=======================================================================
                                                             14,653,351
=======================================================================

TRUCKING-1.79%

Landstar System, Inc.                             96,894      4,675,136
-----------------------------------------------------------------------
Marten Transport, Ltd.(b)                        353,408      6,364,878
=======================================================================
                                                             11,040,014
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $500,709,855)                         606,420,790
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------


MONEY MARKET FUNDS-1.49%

Liquid Assets Portfolio-Institutional
  Class(e)                                     4,585,520   $  4,585,520
-----------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)       4,585,520      4,585,520
=======================================================================
    Total Money Market Funds (Cost
      $9,171,040)                                             9,171,040
=======================================================================
TOTAL INVESTMENTS-99.83% (Cost $509,880,895)                615,591,830
=======================================================================
OTHER ASSETS LESS LIABILITIES-0.17%                           1,024,219
=======================================================================
NET ASSETS-100.00%                                         $616,616,049
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
REIT  - Real Estate Investment Trust

Notes to Schedule of Investments:

* Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) All or a portion of this security was out on loan at June 30, 2007.
(b) Non-income producing security.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at June 30, 2007 represented 0.12% of the Fund's Net Assets. This security is considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.
(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at June 30, 2007 represented 0.12% of the Fund's Net Assets. See Note 1A.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Small Cap Equity Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost $500,709,855)      $606,420,790
-----------------------------------------------------------
Investments in affiliated money market funds
  (Cost $9,171,040)                               9,171,040
===========================================================
    Total investments (Cost $509,880,895)       615,591,830
===========================================================
Cash                                                 14,752
-----------------------------------------------------------
Receivables for:
  Investments sold                                8,077,503
-----------------------------------------------------------
  Fund shares sold                                  421,418
-----------------------------------------------------------
  Dividends                                         536,427
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               71,795
-----------------------------------------------------------
Other assets                                         48,187
===========================================================
    Total assets                                624,761,912
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           6,548,396
-----------------------------------------------------------
  Fund shares reacquired                            759,135
-----------------------------------------------------------
  Dividends                                              11
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                128,310
-----------------------------------------------------------
  Accrued interest expense                           80,214
-----------------------------------------------------------
Accrued distribution fees                           251,987
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            5,005
-----------------------------------------------------------
Accrued transfer agent fees                         274,193
-----------------------------------------------------------
Accrued operating expenses                           98,612
===========================================================
    Total liabilities                             8,145,863
===========================================================
Net assets applicable to shares outstanding    $616,616,049
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $464,165,848
-----------------------------------------------------------
Undistributed net investment income (loss)       (3,519,157)
-----------------------------------------------------------
Undistributed net realized gain                  50,258,423
-----------------------------------------------------------
Unrealized appreciation                         105,710,935
===========================================================
                                               $616,616,049
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $352,410,314
___________________________________________________________
===========================================================
Class B                                        $137,657,625
___________________________________________________________
===========================================================
Class C                                        $ 62,194,055
___________________________________________________________
===========================================================
Class R                                        $ 27,570,978
___________________________________________________________
===========================================================
Institutional Class                            $ 36,783,077
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          26,462,055
___________________________________________________________
===========================================================
Class B                                          10,982,726
___________________________________________________________
===========================================================
Class C                                           4,963,501
___________________________________________________________
===========================================================
Class R                                           2,101,604
___________________________________________________________
===========================================================
Institutional Class                               2,718,272
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      13.32
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $13.32 divided by
      94.50%)                                  $      14.10
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      12.53
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      12.53
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      13.12
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      13.53
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Small Cap Equity Fund

STATEMENT OF OPERATIONS

For the six months ended June 30, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends                                                     $ 1,924,435
-------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $45,252)                           292,645
=========================================================================
    Total investment income                                     2,217,080
=========================================================================

EXPENSES:

Advisory fees                                                   2,237,424
-------------------------------------------------------------------------
Administrative services fees                                       80,378
-------------------------------------------------------------------------
Custodian fees                                                     16,841
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         354,492
-------------------------------------------------------------------------
  Class B                                                         648,832
-------------------------------------------------------------------------
  Class C                                                         290,383
-------------------------------------------------------------------------
  Class R                                                          69,611
-------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                              725,939
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                  245
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          15,140
-------------------------------------------------------------------------
Other                                                             137,634
=========================================================================
    Total expenses                                              4,576,919
=========================================================================
Less: Fees waived and expense offset arrangements                (327,609)
=========================================================================
    Net expenses                                                4,249,310
=========================================================================
Net investment income (loss)                                   (2,032,230)
=========================================================================

REALIZED AND UNREALIZED GAIN FROM:

Net realized gain (includes net gains from securities sold
  to affiliates of $153,017)                                   44,280,145
=========================================================================
Change in net unrealized appreciation                             769,650
=========================================================================
Net realized and unrealized gain                               45,049,795
=========================================================================
Net increase in net assets resulting from operations          $43,017,565
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Small Cap Equity Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2007 and the year ended December 31, 2006 (Unaudited)

                                                JUNE 30,      DECEMBER 31,
                                                  2007            2006
--------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                $ (2,032,230)   $ (3,914,439)
--------------------------------------------------------------------------
  Net realized gain                             44,280,145      75,649,095
--------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation)                                 769,650      (2,727,353)
==========================================================================
    Net increase in net assets resulting
     from operations                            43,017,565      69,007,303
==========================================================================
Distributions to shareholders from net
  realized gains:
  Class A                                               --     (36,462,500)
--------------------------------------------------------------------------
  Class B                                               --     (19,731,723)
--------------------------------------------------------------------------
  Class C                                               --      (8,937,506)
--------------------------------------------------------------------------
  Class R                                               --      (4,122,500)
--------------------------------------------------------------------------
  Institutional Class                                   --      (2,432,755)
==========================================================================
    Decrease in net assets resulting from
     distributions                                      --     (71,686,984)
==========================================================================
Share transactions-net:
  Class A                                       83,230,737      27,183,520
--------------------------------------------------------------------------
  Class B                                        1,212,936      (5,223,138)
--------------------------------------------------------------------------
  Class C                                          415,243       2,793,822
--------------------------------------------------------------------------
  Class R                                       (2,682,668)     10,834,095
--------------------------------------------------------------------------
  Institutional Class                           17,152,683      13,316,914
==========================================================================
    Net increase in net assets resulting
     from share transactions                    99,328,931      48,905,213
==========================================================================
    Net increase in net assets                 142,346,496      46,225,532
==========================================================================

NET ASSETS:

  Beginning of period                          474,269,553     428,044,021
==========================================================================
  End of period (including undistributed net
    investment income (loss) of $(3,519,157)
    and $(1,486,927), respectively)           $616,616,049    $474,269,553
__________________________________________________________________________
==========================================================================

AIM Small Cap Equity Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Small Cap Equity Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is long-term growth of capital.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

AIM Small Cap Equity Fund


       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM Small Cap Equity Fund

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of 0.85% of the Fund's average daily net assets.

    Effective July 1, 2007, the Trustees approved a reduced contractual advisory fee schedule for the Fund. Prior to July 1, 2007 AIM had contractually waived advisory fees to the same reduced advisory fee schedule. Under the terms of the investment advisory agreement, the Fund will pay an advisory fee to AIM based on the following annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.745%
--------------------------------------------------------------------
Next $250 million                                             0.73%
--------------------------------------------------------------------
Next $500 million                                             0.715%
--------------------------------------------------------------------
Next $1.5 billion                                             0.70%
--------------------------------------------------------------------
Next $2.5 billion                                             0.685%
--------------------------------------------------------------------
Next $2.5 billion                                             0.67%
--------------------------------------------------------------------
Next $2.5 billion                                             0.655%
--------------------------------------------------------------------
Over $10 billion                                              0.64%
 ___________________________________________________________________
====================================================================


    Effective July 1, 2007, AIM has contractually agreed through at least June 30, 2008 to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Prior to July 1, 2007 AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from affiliated money market funds on investments by the Fund in such affiliated Money Market funds.

    For the six months ended June 30, 2007, AIM waived advisory fees of $301,152.

    At the request of the Trustees of the Trust, INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2007, INVESCO did not reimburse any expenses of the Fund.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2007, ADI advised the Fund that it retained $30,148 in front-end sales commissions from the sale of Class A shares and $191, $39,554, $3,102 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

AIM Small Cap Equity Fund

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                    VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND                              12/31/06          AT COST          FROM SALES         06/30/07        INCOME
----------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-Institutional
  Class                          $ 6,551,842      $ 42,328,261      $ (44,294,583)     $4,585,520      $124,001
----------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-Institutional
  Class                            6,551,842        42,328,261        (44,294,583)      4,585,520       123,392
================================================================================================================
  Subtotal                       $13,103,684      $ 84,656,522      $ (88,589,166)     $9,171,040      $247,393
================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                    VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND                              12/31/06          AT COST          FROM SALES         06/30/07        INCOME*
----------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-Institutional
  Class                          $ 3,799,849      $ 29,203,146      $ (33,002,995)     $       --      $ 22,620
----------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-Institutional
  Class                            3,799,849        29,203,146        (33,002,995)             --        22,632
================================================================================================================
  Subtotal                       $ 7,599,698      $ 58,406,292      $ (66,005,990)     $       --      $ 45,252
================================================================================================================
  Total Investments in
    Affiliates                   $20,703,382      $143,062,814      $(154,595,156)     $9,171,040      $292,645
________________________________________________________________________________________________________________
================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2007, the Fund engaged in securities sales of $2,106,225, which resulted in net realized gains of $153,017, and securities purchases of $629,694.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit used to offset custodian fees. For the six months ended June 30, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $26,457.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2007, the Fund paid legal fees of $3,134 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

AIM Small Cap Equity Fund

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At June 30, 2007, there were no securities on loan to brokers. For the six months ended June 30, 2007, the Fund received dividends on cash collateral investments of $45,252 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2006.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2007 was $218,618,323 and $133,662,761, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $122,857,856
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (17,217,603)
==============================================================================
Net unrealized appreciation of investment securities             $105,640,253
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $509,951,577.

NOTE 11--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares

AIM Small Cap Equity Fund

are sold with a CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.


                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                   JUNE 30, 2007(a)             DECEMBER 31, 2006
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      1,281,573    $ 16,181,764     4,794,651    $ 64,276,733
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        255,759       3,105,900     1,279,476      16,202,198
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        245,327       2,969,602       859,764      11,071,910
----------------------------------------------------------------------------------------------------------------------
  Class R                                                        302,789       3,754,356     1,190,165      15,898,736
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          1,344,954      17,246,944       839,404      11,343,836
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --              --     2,802,700      34,753,476
----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --     1,609,455      18,862,808
----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --       714,847       8,378,003
----------------------------------------------------------------------------------------------------------------------
  Class R                                                             --              --       336,500       4,118,765
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --              --       193,536       2,432,755
======================================================================================================================
Issued in connection with acquisitions:(b)
  Class A                                                      9,152,387     118,894,223            --              --
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,921,059      23,515,193            --              --
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        818,718      10,022,526            --              --
----------------------------------------------------------------------------------------------------------------------
  Class R                                                             --              --            --              --
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --              --            --              --
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        474,566       6,141,108       444,500       5,927,010
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (503,547)     (6,141,108)     (465,030)     (5,927,010)
======================================================================================================================
Reacquired:
  Class A                                                     (4,536,005)    (57,986,358)   (5,808,551)    (77,773,699)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,597,881)    (19,267,049)   (2,694,084)    (34,361,134)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,051,366)    (12,576,885)   (1,300,311)    (16,656,091)
----------------------------------------------------------------------------------------------------------------------
  Class R                                                       (516,184)     (6,437,024)     (682,383)     (9,183,406)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             (6,970)        (94,261)      (34,877)       (459,677)
======================================================================================================================
                                                               7,585,179    $ 99,328,931     4,079,762    $ 48,905,213
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 17% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 6% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
(b) As of the opening of business on April 23, 2007, the Fund acquired all the net assets of AIM Opportunities I Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 8, 2006 and by the shareholders of AIM Opportunities I Fund on April 12, 2007. The acquisition was accomplished by a tax-free exchange of 11,892,164 shares of the Fund for 11,952,567 shares outstanding of AIM Opportunities I Fund as of the close of business on April 20, 2007. Each class of shares of AIM Opportunities I Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of AIM Small Cap Equity as of the close of business, April 20, 2007. AIM Opportunities I Fund's net assets at that date of $152,431,942 including $24,404,550 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $480,206,915. The net assets of the Fund immediately following the acquisition were $632,638,857.

NOTE 12--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending June 30, 2007. The adoption of these provisions has no impact on these financial statements.

AIM Small Cap Equity Fund


NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                           CLASS A
                                      ----------------------------------------------------------------------------------
                                      SIX MONTHS
                                        ENDED                               YEAR ENDED DECEMBER 31,
                                       JUNE 30,        -----------------------------------------------------------------
                                         2007            2006           2005        2004           2003           2002
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period   $  12.24        $  12.26       $  12.80    $  12.03       $   8.23       $  10.19
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)            (0.03)(a)       (0.07)(a)      (0.10)      (0.09)(a)      (0.09)(a)      (0.05)(a)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)         1.11            2.16           0.96        1.22           3.89          (1.91)
========================================================================================================================
    Total from investment operations       1.08            2.09           0.86        1.13           3.80          (1.96)
========================================================================================================================
Less distributions from net realized
  gains                                      --           (2.11)         (1.40)      (0.36)            --             --
========================================================================================================================
Net asset value, end of period         $  13.32        $  12.24       $  12.26    $  12.80       $  12.03       $   8.23
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                            8.82%          16.83%          6.58%       9.45%         46.17%        (19.23)%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                             $352,410        $245,868       $218,915    $247,581       $266,284       $140,652
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                         1.37%(c)        1.49%          1.51%       1.53%          1.77%          1.67%
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                         1.48%(c)        1.60%          1.62%       1.64%          1.77%          1.67%
========================================================================================================================
Ratio of net investment income
  (loss) to average net assets            (0.53)%(c)      (0.55)%        (0.84)%     (0.77)%        (0.89)%        (0.54)%
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(d)                   26%             56%            52%        124%           112%           117%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $285,943,845.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year. For the period ending June 30, 2007, the portfolio turnover calculation excludes the value of securities purchased of $128,317,933 and sold of $138,473,024 in the effort to realign the Fund's portfolio holdings after the reorganization of AIM Opportunities I Fund into the Fund.

                                                                           CLASS B
                                      ---------------------------------------------------------------------------------
                                      SIX MONTHS
                                        ENDED                              YEAR ENDED DECEMBER 31,
                                       JUNE 30,        ----------------------------------------------------------------
                                         2007            2006           2005        2004           2003          2002
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period   $  11.56        $  11.77       $  12.42    $  11.77       $   8.11       $ 10.11
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)            (0.08)(a)       (0.17)(a)      (0.19)      (0.18)(a)      (0.15)(a)     (0.11)(a)
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)         1.05            2.07           0.94        1.19           3.81         (1.89)
=======================================================================================================================
    Total from investment operations       0.97            1.90           0.75        1.01           3.66         (2.00)
=======================================================================================================================
Less distributions from net realized
  gains                                      --           (2.11)         (1.40)      (0.36)            --            --
=======================================================================================================================
Net asset value, end of period         $  12.53        $  11.56       $  11.77    $  12.42       $  11.77       $  8.11
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)                            8.39%          15.90%          5.89%       8.64%         45.13%       (19.78)%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                             $137,658        $126,111       $131,547    $156,450       $177,811       $99,551
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                         2.12%(c)        2.24%          2.21%       2.27%          2.42%         2.32%
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                         2.23%(c)        2.35%          2.32%       2.29%          2.42%         2.32%
=======================================================================================================================
Ratio of net investment income
  (loss) to average net assets            (1.28)%(c)      (1.30)%        (1.54)%     (1.51)%        (1.54)%       (1.19)%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate(d)                   26%             56%            52%        124%           112%          117%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $130,841,762.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year. For the period ending June 30, 2007, the portfolio turnover calculation excludes the value of securities purchased of $128,317,933 and sold of $138,473,024 in the effort to realign the Fund's portfolio holdings after the reorganization of AIM Opportunities I Fund into the Fund.

AIM Small Cap Equity Fund

                                                                         CLASS C
                                      -----------------------------------------------------------------------------
                                      SIX MONTHS
                                        ENDED                            YEAR ENDED DECEMBER 31,
                                       JUNE 30,        ------------------------------------------------------------
                                         2007           2006          2005       2004          2003          2002
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period   $ 11.56         $ 11.76       $ 12.42    $ 11.77       $  8.11       $ 10.10
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)           (0.08)(a)       (0.17)(a)     (0.19)     (0.18)(a)     (0.15)(a)     (0.11)(a)
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)        1.05            2.08          0.93       1.19          3.81         (1.88)
===================================================================================================================
    Total from investment operations      0.97            1.91          0.74       1.01          3.66         (1.99)
===================================================================================================================
Less distributions from net realized
  gains                                     --           (2.11)        (1.40)     (0.36)           --            --
===================================================================================================================
Net asset value, end of period         $ 12.53         $ 11.56       $ 11.76    $ 12.42       $ 11.77       $  8.11
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                           8.39%          16.00%         5.81%      8.64%        45.13%       (19.70)%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                             $62,194         $57,221       $55,009    $65,792       $75,763       $41,132
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                        2.12%(c)        2.24%         2.21%      2.27%         2.42%         2.32%
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                        2.23%(c)        2.35%         2.32%      2.29%         2.42%         2.32%
===================================================================================================================
Ratio of net investment income
  (loss) to average net assets           (1.28)%(c)      (1.30)%       (1.54)%    (1.51)%       (1.54)%       (1.19)%
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate(d)                  26%             56%           52%       124%          112%          117%
___________________________________________________________________________________________________________________
===================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $58,557,927.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year. For the period ending June 30, 2007, the portfolio turnover calculation excludes the value of securities purchased of $128,317,933 and sold of $138,473,024 in the effort to realign the Fund's portfolio holdings after the reorganization of AIM Opportunities I Fund into the Fund.

                                                                           CLASS R
                                      ----------------------------------------------------------------------------------
                                                                                                           JUNE 3, 2002
                                      SIX MONTHS                                                            (DATE SALES
                                        ENDED                     YEAR ENDED DECEMBER 31,                  COMMENCED) TO
                                       JUNE 30,        ---------------------------------------------       DECEMBER 31,
                                         2007           2006          2005       2004          2003            2002
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period   $ 12.07         $ 12.15       $ 12.71    $ 11.99       $ 8.22           10.58
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)           (0.05)(a)       (0.11)(a)     (0.10)     (0.12)(a)    (0.11)(a)       (0.04)(a)
------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both
    realized and unrealized)              1.10            2.14          0.94       1.20         3.88           (2.32)
========================================================================================================================
    Total from investment operations      1.05            2.03          0.84       1.08         3.77           (2.36)
========================================================================================================================
Less distributions from net realized
  gains                                     --           (2.11)        (1.40)     (0.36)          --              --
========================================================================================================================
Net asset value, end of period         $ 13.12         $ 12.07       $ 12.15    $ 12.71       $11.99          $ 8.22
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                           8.70%          16.47%         6.48%      9.06%       45.86%          22.31%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                             $27,571         $27,946       $17,862    $11,817       $2,502          $   55
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                        1.62%(c)        1.74%         1.71%      1.77%        1.92%           1.92%(d)
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                        1.73%(c)        1.85%         1.82%      1.79%        1.92%           1.92%(d)
========================================================================================================================
Ratio of net investment income
  (loss) to average net assets           (0.78)%(c)      (0.80)%       (1.04)%    (1.01)%      (1.04)%         (0.78)%(d)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(e)                  26%             56%           52%       124%         112%            117%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $28,075,178.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year. For the period ending June 30, 2007, the portfolio turnover calculation excludes the value of securities purchased of $128,317,933 and sold of $138,473,024 in the effort to realign the Fund's portfolio holdings after the reorganization of AIM Opportunities I Fund into the Fund.

AIM Small Cap Equity Fund

                                                                            INSTITUTIONAL CLASS
                                                              -----------------------------------------------
                                                                                               APRIL 29, 2005
                                                              SIX MONTHS                        (DATE SALES
                                                                ENDED           YEAR ENDED     COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,     DECEMBER 31,
                                                                 2007              2006             2005
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 12.40           $ 12.33           $11.69
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.00(a)           0.01(a)         (0.01)
-------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.13              2.17             2.05
=============================================================================================================
    Total from investment operations                              1.13              2.18             2.04
=============================================================================================================
Less distributions from net realized gains                          --             (2.11)           (1.40)
=============================================================================================================
Net asset value, end of period                                 $ 13.53           $ 12.40           $12.33
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(b)                                                   9.11%            17.45%           17.31%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $36,783           $17,122           $4,712
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements                    0.83%(c)          0.90%            0.87%(d)
-------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.94%(c)          1.01%            0.98%(d)
=============================================================================================================
Ratio of net investment income (loss) to average net assets       0.01%(c)          0.04%           (0.20)%(d)
_____________________________________________________________________________________________________________
=============================================================================================================
Portfolio turnover rate(e)                                          26%               56%              52%
_____________________________________________________________________________________________________________
=============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $27,396,979.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year. For the period ending June 30, 2007, the portfolio turnover calculation excludes the value of securities purchased of $128,317,933 and sold of $138,473,024 in the effort to realign the Fund's portfolio holdings after the reorganization of AIM Opportunities I Fund into the Fund.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On July 6, 2007, the Securities and Exchange Commission ("SEC") published notice of two proposed distribution plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by AIM who may have been harmed by market timing and related activity. Comments on the Distribution Plans are due no later than August 6, 2007. After such comment period, the Distribution Plans will be submitted to the SEC for final approval. Distributions from the Fair Funds will begin after the SEC finally approves the Distribution Plans. The proposed Distribution Plans provide for distribution to all eligible investors, for the periods spanning January 1, 2000 through July 31, 2003 (for the IFG Fair Fund) and January 1, 2001 through September 30, 2003 (for the AIM Fair Fund), their proportionate share of the applicable Fair Fund to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the Distribution Plans have not received final approval from the SEC and distribution of the Fair Funds has not yet commenced, management of AIM and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

    At the request of the trustees of the AIM Funds, INVESCO PLC ("INVESCO") (formerly AMVESCAP PLC), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs

AIM Small Cap Equity Fund
and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Small Cap Equity Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur      together with the amount you invested, to    this information to compare the ongoing
two types of costs: (1) transaction costs,   estimate the expenses that you paid over     costs of investing in the Fund and other
which may include sales charges (loads) on   the period. Simply divide your account       funds. To do so, compare this 5%
purchase payments or contingent deferred     value by $1,000 (for example, an $8,600      hypothetical example with the 5%
sales charges on redemptions, and            account value divided by $1,000 = 8.6),      hypothetical examples that appear in the
redemption fees, if any; and (2) ongoing     then multiply the result by the number in    shareholder reports of the other funds.
costs, including management fees;            the table under the heading entitled
distribution and/or service (12b-1) fees;    "Actual Expenses Paid During Period" to         Please note that the expenses shown in
and other Fund expenses. This example is     estimate the expenses you paid on your       the table are meant to highlight your
intended to help you understand your         account during this period.                  ongoing costs only and do not reflect any
ongoing costs (in dollars) of investing in                                                transaction costs, such as sales charges
the Fund and to compare these costs with     HYPOTHETICAL EXAMPLE FOR COMPARISON          (loads) on purchase payments, contingent
ongoing costs of investing in other mutual   PURPOSES                                     deferred sales charges on redemptions, and
funds. The example is based on an                                                         redemption fees, if any. Therefore, the
investment of $1,000 invested at the         The table below also provides information    hypothetical information is useful in
beginning of the period and held for the     about hypothetical account values and        comparing ongoing costs only, and will not
entire period January 1, 2007, through       hypothetical expenses based on the Fund's    help you determine the relative total
June 30, 2007.                               actual expense ratio and an assumed rate     costs of owning different funds. In
                                             of return of 5% per year before expenses,    addition, if these transaction costs were
ACTUAL EXPENSES                              which is not the Fund's actual return.       included, your costs would have been
                                                                                          higher.
The table below provides information about      The hypothetical account values and
actual account values and actual expenses.   expenses may not be used to estimate the
You may use the information in this table,   actual ending account balance or expenses
                                             you paid for the period. You may use

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
SHARE            ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS               (1/1/07)             (6/30/07)(1)           PERIOD(2)      (6/30/07)           PERIOD(2)           RATIO
A                  $1,000.00              $1,088.20               $ 7.09       $1,018.00             $ 6.85            1.37%
B                   1,000.00               1,083.90                10.95        1,014.28              10.59            2.12
C                   1,000.00               1,083.90                10.95        1,014.28              10.59            2.12
R                   1,000.00               1,087.00                 8.38        1,016.76               8.10            1.62

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2007, through June 30,
    2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM Small Cap Equity Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     Committee considers each Sub-Committee's     limited to changes to the Fund's
Funds Group is required under the            recommendations and makes its own            performance, advisory fees, expense
Investment Company Act of 1940 to approve    recommendations regarding the performance,   limitations and/or fee waivers.
annually the renewal of the AIM Small Cap    fees and expenses of the AIM Funds to the
Equity Fund (the Fund) investment advisory   full Board. Moreover, the Investments        A. NATURE, EXTENT AND QUALITY OF SERVICES
agreement with A I M Advisors, Inc. (AIM).   Committee considers each SubCommittee's         PROVIDED BY AIM
During contract renewal meetings held on     recommendations in making its annual
June 25-27, 2007, the Board as a whole and   recommendation to the Board whether to       The Board reviewed the advisory services
the disinterested or "independent"           approve the continuance of each AIM Fund's   provided to the Fund by AIM under the
Trustees, voting separately, approved the    investment advisory agreement and            Fund's advisory agreement, the performance
continuance of the Fund's investment         sub-advisory agreement, if applicable        of AIM in providing these services, and
advisory agreement for another year,         (advisory agreements), for another year.     the credentials and experience of the
effective July 1, 2007. In doing so, the                                                  officers and employees of AIM who provide
Board determined that the Fund's advisory       The independent Trustees, as mentioned    these services. The Board's review of the
agreement is in the best interests of the    above, are assisted in their annual          qualifications of AIM to provide these
Fund and its shareholders and that the       evaluation of the advisory agreements by     services included the Board's
compensation to AIM under the Fund's         the independent Senior Officer. One          consideration of AIM's portfolio and
advisory agreement is fair and reasonable.   responsibility of the Senior Officer is to   product review process, various back
                                             manage the process by which the AIM Funds'   office support functions provided by AIM,
   The independent Trustees met separately   proposed management fees are negotiated      and AIM's equity and fixed income trading
during their evaluation of the Fund's        during the annual contract renewal process   operations. The Board concluded that the
investment advisory agreement with           to ensure that they are negotiated in a      nature, extent and quality of the advisory
independent legal counsel from whom they     manner which is at arms' length and          services provided to the Fund by AIM were
received independent legal advice, and the   reasonable. Accordingly, the Senior          appropriate and that AIM currently is
independent Trustees also received           Officer must either supervise a              providing satisfactory advisory services
assistance during their deliberations from   competitive bidding process or prepare an    in accordance with the terms of the Fund's
the independent Senior Officer, a            independent written evaluation. The Senior   advisory agreement. In addition, based on
full-time officer of the AIM Funds who       Officer has recommended that an              their ongoing meetings throughout the year
reports directly to the independent          independent written evaluation be provided   with the Fund's portfolio managers, the
Trustees. The following discussion more      and, upon the direction of the Board, has    Board concluded that these individuals are
fully describes the process employed by      prepared an independent written              competent and able to continue to carry
the Board to evaluate the performance of     evaluation.                                  out their responsibilities under the
the AIM Funds (including the Fund)                                                        Fund's advisory agreement.
throughout the year and, more                   During the annual contract renewal
specifically, during the annual contract     process, the Board considered the factors       In determining whether to continue the
renewal meetings.                            discussed below under the heading "Factors   Fund's advisory agreement, the Board
                                             and Conclusions and Summary of Independent   considered the prior relationship between
THE BOARD'S FUND EVALUATION PROCESS          Written Fee Evaluation" in evaluating the    AIM and the Fund, as well as the Board's
                                             fairness and reasonableness of the Fund's    knowledge of AIM's operations, and
The Board's Investments Committee has        advisory agreement at the contract renewal   concluded that it was beneficial to
established three Sub-Committees which are   meetings and at their meetings throughout    maintain the current relationship, in
responsible for overseeing the management    the year as part of their ongoing            part, because of such knowledge. The Board
of a number of the series portfolios of      oversight of the Fund. The Fund's advisory   also considered the steps that AIM and its
the AIM Funds. This SubCommittee structure   agreement was considered separately,         affiliates have taken over the last
permits the Trustees to focus on the         although the Board also considered the       several years to improve the quality and
performance of the AIM Funds that have       common interests of all of the AIM Funds     efficiency of the services they provide to
been assigned to them. The Sub-Committees    in their deliberations. The Board            the Funds in the areas of investment
meet throughout the year to review the       comprehensively considered all of the        performance, product line diversification,
performance of their assigned funds, and     information provided to them and did not     distribution, fund operations, shareholder
the Sub-Committees review monthly and        identify any particular factor that was      services and compliance. The Board
quarterly comparative performance            controlling. Furthermore, each Trustee may   concluded that the quality and efficiency
information and periodic asset flow data     have evaluated the information provided      of the services AIM and its affiliates
for their assigned funds. These materials    differently from one another and             provide to the AIM Funds in each of these
are prepared under the direction and         attributed different weight to the various   areas have generally improved, and support
supervision of the independent Senior        factors. The Trustees recognized that the    the Board's approval of the continuance of
Officer. Over the course of each year, the   advisory arrangements and resulting          the Fund's advisory agreement.
SubCommittees meet with portfolio managers   advisory fees for the Fund and the other
for their assigned funds and other members   AIM Funds are the result of years of         B. FUND PERFORMANCE
of management and review with these          review and negotiation between the
individuals the performance, investment      Trustees and AIM, that the Trustees may      The Board compared the Fund's performance
objective(s), policies, strategies and       focus to a greater extent on certain         during the past one, three and five
limitations of these funds.                  aspects of these arrangements in some        calendar years to the performance of funds
                                             years than others, and that the Trustees'    in the Fund's Lipper peer group that are
   In addition to their meetings             deliberations and conclusions in a           not managed by AIM, and against the
throughout the year, the Sub-Committees      particular year may be based in part on      performance of all funds in the Lipper
meet at designated contract renewal          their deliberations and conclusions of       Small-Cap Core Funds Index. The Board also
meetings each year to conduct an in-depth    these same arrangements throughout the       reviewed the methodology used by Lipper to
review of the performance, fees and          year and in prior years.                     identify the Fund's peers. The Board noted
expenses of their assigned funds. During                                                  that the Fund's performance was above the
the contract renewal process, the Trustees   FACTORS AND CONCLUSIONS AND SUMMARY OF       median performance of its peers for the
receive comparative performance and fee      INDEPENDENT WRITTEN FEE EVALUATION           one year period, and below such
data regarding all the AIM Funds prepared                                                 performance for the three and five year
by an independent company, Lipper, Inc.,     The discussion below serves as a summary     periods. The Board noted that the Fund's
under the direction and supervision of the   of the Senior Officer's independent          performance was above the performance of
independent Senior Officer who also          written evaluation, as well as a             the Index for the one year period, below
prepares a separate analysis of this         discussion of the material factors and       such performance for the three year period
information for the Trustees. Each           related conclusions that formed the basis    and comparable to such performance for the
Sub-Committee then makes recommendations     for the Board's approval of the Fund's       five year period. The Board noted that AIM
to the Investments Committee regarding the   advisory agreement. Unless otherwise         made changes to the Fund's portfolio
performance, fees and expenses of their      stated, information set forth below is as    management team in 2004, which appear to
assigned funds. The Investments              of June 27, 2007 and does not reflect any    be producing encouraging results but need
                                             changes that may have occurred since that    more time to be evaluated before a
                                             date, including but not                      conclusion can be reached that the

                                                                                                                         (continued)

AIM Small Cap Equity Fund

changes have adequately addressed the        whether the Fund benefits from such          AIM and its affiliates in providing these
Fund's under-performance. The Board also     economies of scale through contractual       services and the organizational structure
considered the steps AIM has taken over      breakpoints in the Fund's advisory fee       employed by AIM and its affiliates to
the last several years to improve the        schedule or through advisory fee waivers     provide these services. The Board also
quality and efficiency of the services       or expense limitations. The Board noted      considered that these services are
that AIM provides to the AIM Funds. The      that the Fund's contractual advisory fee     provided to the Fund pursuant to written
Board concluded that AIM continues to be     schedule currently does not include any      contracts which are reviewed and approved
responsive to the Board's focus on fund      breakpoints but that the amendment to the    on an annual basis by the Board. The Board
performance. Although the independent        Fund's contractual advisory fee schedule     concluded that AIM and its affiliates were
written evaluation of the Fund's Senior      discussed above provides for seven           providing these services in a satisfactory
Officer (discussed below) only considered    breakpoints. Based on this information,      manner and in accordance with the terms of
Fund performance through the most recent     the Board concluded that the Fund's          their contracts, and were qualified to
calendar year, the Board also reviewed       advisory fees will appropriately reflect     continue to provide these services to the
more recent Fund performance and this        economies of scale upon the Board's          Fund.
review did not change their conclusions.     approval of the amendment to the Fund's
                                             contractual advisory fee schedule. The          The Board considered the benefits
C. ADVISORY FEES AND FEE WAIVERS             Board also noted that the Fund shares        realized by AIM as a result of portfolio
                                             directly in economies of scale through       brokerage transactions executed through
The Board compared the Fund's contractual    lower fees charged by third party service    "soft dollar" arrangements. Under these
advisory fee rate to the contractual         providers based on the combined size of      arrangements, portfolio brokerage
advisory fee rates of funds in the Fund's    all of the AIM Funds and affiliates.         commissions paid by the Fund and/or other
Lipper peer group that are not managed by                                                 funds advised by AIM are used to pay for
AIM, at a common asset level and as of the   E. PROFITABILITY AND FINANCIAL RESOURCES     research and execution services. The Board
end of the past calendar year. The Board        OF AIM                                    noted that soft dollar arrangements shift
noted that the Fund's advisory fee rate                                                   the payment obligation for the research
was below the median advisory fee rate of    The Board reviewed information from AIM      and executions services from AIM to the
its peers. The Board also reviewed the       concerning the costs of the advisory and     funds and therefore may reduce AIM's
methodology used by Lipper and noted that    other services that AIM and its affiliates   expenses. The Board also noted that
the contractual fee rates shown by Lipper    provide to the Fund and the profitability    research obtained through soft dollar
include any applicable long-term             of AIM and its affiliates in providing       arrangements may be used by AIM in making
contractual fee waivers. The Board also      these services. The Board also reviewed      investment decisions for the Fund and may
compared the Fund's contractual advisory     information concerning the financial         therefore benefit Fund shareholders. The
fee rate to the contractual advisory fee     condition of AIM and its affiliates. The     Board concluded that AIM's soft dollar
rates of other clients of AIM and its        Board also reviewed with AIM the             arrangements were appropriate. The Board
affiliates with investment strategies        methodology used to prepare the              also concluded that, based on their review
comparable to those of the Fund, including   profitability information. The Board         and representations made by AIM, these
two mutual funds advised by AIM and one      considered the overall profitability of      arrangements were consistent with
mutual fund sub-advised by an AIM            AIM, as well as the profitability of AIM     regulatory requirements.
affiliate. The Board noted that the Fund's   in connection with managing the Fund. The
rate was: (i) the same as the rate for one   Board noted that AIM continues to operate       The Board considered the fact that the
mutual fund and above the rate for the       at a net profit, although increased          Fund's uninvested cash and cash collateral
second mutual fund; and (ii) above the       expenses in recent years have reduced the    from any securities lending arrangements
sub-advisory fee rate for the sub-advised    profitability of AIM and its affiliates.     may be invested in money market funds
mutual fund.                                 The Board concluded that the Fund's          advised by AIM pursuant to procedures
                                             advisory fees were fair and reasonable,      approved by the Board. The Board noted
   The Board noted that AIM has not          and that the level of profits realized by    that AIM will receive advisory fees from
proposed any advisory fee waivers or         AIM and its affiliates from providing        these affiliated money market funds
expense limitations for the Fund. However,   services to the Fund was not excessive in    attributable to such investments, although
the Board also noted that AIM has            light of the nature, quality and extent of   AIM has contractually agreed to waive the
recommended that the Board approve an        the services provided. The Board             advisory fees payable by the Fund with
amendment to the Fund's contractual          considered whether AIM is financially        respect to its investment of uninvested
advisory fee schedule that would implement   sound and has the resources necessary to     cash in these affiliated money market
the contractual advisory fee waiver that     perform its obligations under the Fund's     funds through at least June 30, 2008. The
had been formerly committed to by AIM,       advisory agreement, and concluded that AIM   Board considered the contractual nature of
which waiver provided for lower effective    has the financial resources necessary to     this fee waiver and noted that it remains
fee rates at all asset levels than the       fulfill these obligations.                   in effect until at least June 30, 2008.
Fund's current contractual advisory fee                                                   The Board concluded that the Fund's
schedule. The Board noted that AIM's         F. INDEPENDENT WRITTEN EVALUATION OF THE     investment of uninvested cash and cash
recommendation was made in response to the      FUND'S SENIOR OFFICER                     collateral from any securities lending
recommendation of the independent Senior                                                  arrangements in the affiliated money
Officer that AIM consider whether the        The Board noted that, upon their             market funds is in the best interests of
advisory fee waivers for certain equity      direction, the Senior Officer of the Fund,   the Fund and its shareholders.
AIM Funds, including the Fund, should be     who is independent of AIM and AIM's
simplified. The Board concluded that it      affiliates, had prepared an independent
would be appropriate to approve the          written evaluation to assist the Board in
proposed amendment to the Fund's             determining the reasonableness of the
contractual advisory fee schedule and that   proposed management fees of the AIM Funds,
it was not necessary at this time to         including the Fund. The Board noted that
discuss with AIM whether to implement any    they had relied upon the Senior Officer's
fee waivers or expense limitations for the   written evaluation instead of a
Fund.                                        competitive bidding process. In
                                             determining whether to continue the Fund's
   After taking account of the Fund's        advisory agreement, the Board considered
contractual advisory fee rate, as well as    the Senior Officer's written evaluation.
the comparative advisory fee information
discussed above, the Board concluded that    G. COLLATERAL BENEFITS TO AIM AND ITS
the Fund's advisory fees were fair and          AFFILIATES
reasonable.
                                             The Board considered various other
D. ECONOMIES OF SCALE AND BREAKPOINTS        benefits received by AIM and its
                                             affiliates resulting from AIM's
The Board considered the extent to which     relationship with the Fund, including the
there are economies of scale in AIM's        fees received by AIM and its affiliates
provision of advisory services to the        for their provision of administrative,
Fund. The Board also considered              transfer agency and distribution services
                                             to the Fund. The Board considered the
                                             performance of

Supplement to Semiannual Report dated 6/30/07

AIM SMALL CAP EQUITY FUND

INSTITUTIONAL CLASS SHARES                   ==========================================      PLEASE NOTE THAT PAST PERFORMANCE IS
                                             AVERAGE ANNUAL TOTAL RETURNS                 NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been                                                        RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class      For periods ended 6/30/07                    THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview                                                  REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings. Institutional    Inception                            9.08%   INVESTMENT RETURN AND PRINCIPAL VALUE WILL
Class shares are offered exclusively to      5 Years                             12.17    FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
institutional investors, including defined   1 Year                              16.87    MAY BE WORTH MORE OR LESS THAN THEIR
contribution plans that meet certain         6 Months*                            9.02    ORIGINAL COST. SEE FULL REPORT FOR
criteria.                                                                                 INFORMATION ON COMPARATIVE BENCHMARKS.
                                             * Cumulative total return that has not       PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                               been annualized                            MORE INFORMATION. FOR THE MOST CURRENT
                                             ==========================================   MONTH-END PERFORMANCE, PLEASE CALL
                                                                                          800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             INSTITUTIONAL CLASS SHARES' INCEPTION DATE
                                             IS APRIL 29, 2005. RETURNS SINCE THAT DATE
                                             ARE HISTORICAL RETURNS. ALL OTHER RETURNS
                                             ARE BLENDED RETURNS OF HISTORICAL
                                             INSTITUTIONAL CLASS SHARE PERFORMANCE AND
                                             RESTATED CLASS A SHARE PERFORMANCE (FOR
                                             PERIODS PRIOR TO THE INCEPTION DATE OF
                                             INSTITUTIONAL CLASS SHARES) AT NET ASSET
                                             VALUE (NAV) AND REFLECT THE HIGHER RULE
                                             12B-1 FEES APPLICABLE TO CLASS A SHARES.
                                             CLASS A SHARES' INCEPTION DATE IS AUGUST
                                             31, 2000.

                                                INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE IS AT
                                             NAV. PERFORMANCE OF INSTITUTIONAL CLASS
                                             SHARES WILL DIFFER FROM PERFORMANCE OF
==========================================   OTHER SHARE CLASSES PRIMARILY DUE TO
NASDAQ Symbol                        SMEIX   DIFFERING SALES CHARGES AND CLASS
==========================================   EXPENSES.

Over for information on your Fund's expenses.

=======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=======================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                             [AIM INVESTMENTS LOGO]
AIMinvestments.com               SCE-INS-2              A I M Distributors, Inc.                            --REGISTERED TRADEMARK--

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      mate the expenses that you paid over the        The hypothetical account values and
                                             period. Simply divide your account value     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      by $1,000 (for example, an $8,600 account    actual ending account balance or expenses
ongoing costs, including management fees     value divided by $1,000 = 8.6), then         you paid for the period. You may use this
and other Fund expenses. This example is     multiply the result by the number in the     information to compare the ongoing costs
intended to help you understand your         table under the heading entitled "Actual     of investing in the Fund and other funds.
ongoing costs (in dollars) of investing in   Expenses Paid During Period" to estimate     To do so, compare this 5% hypothetical
the Fund and to compare these costs with     the expenses you paid on your account        example with the 5% hypothetical examples
ongoing costs of investing in other mutual   during this period.                          that appear in the shareholder reports of
funds. The example is based on an                                                         the other funds.
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON
beginning of the period and held for the     PURPOSES                                        Please note that the expenses shown in
entire period January 1, 2007, through                                                    the table are meant to highlight your
June 30, 2007.                               The table below also provides information    ongoing costs only. Therefore, the
                                             about hypothetical account values and        hypothetical information is useful in
ACTUAL EXPENSES                              hypothetical expenses based on the Fund's    comparing ongoing costs only, and will not
                                             actual expense ratio and an assumed rate     help you determine the relative total
The table below provides information about   of return of 5% per year before expenses,    costs of owning different funds.
actual account values and actual expenses.   which is not the Fund's actual return.
You may use the information in this table,
together with the amount you invested, to
esti-

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
SHARE            ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS               (1/1/07)             (6/30/07)(1)           PERIOD(2)      (6/30/07)           PERIOD(2)           RATIO

Institutional      $1,000.00              $1,090.20               $4.30        $1,020.68             $4.16             0.83%

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2007, through June 30,
    2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIMinvestments.com               SCE-INS-2              A I M Distributors, Inc.

                            [EDELIVERY                              Fund holdings and proxy voting information
                          GO PAPERLESS
                   AIMINVESTMENTS.COM/EDELIVERY                     The Fund provides a complete list of its holdings four times in
                            GRAPHIC]                                each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual
REGISTER FOR EDELIVERY                                              reports to shareholders. For the first and third quarters, the
                                                                    Fund files the lists with the Securities and Exchange Commission
eDelivery is the process of receiving your fund and account         (SEC) on Form N-Q. The most recent list of portfolio holdings is
information via e-mail. Once your quarterly statements, tax         available at AIMinvestments.com. From our home page, click on
forms, fund reports, and prospectuses are available, we will send   Products & Performance, then Mutual Funds, then Fund Overview.
you an e-mail notification containing links to these documents.     Select your Fund from the drop-down menu and click on Complete
For security purposes, you will need to log in to your account to   Quarterly Holdings. Shareholders can also look up the Fund's
view your statements and tax forms.                                 Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund's
                                                                    Forms N-Q may be reviewed and copied at the SEC Public Reference
WHY SIGN UP?                                                        Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information
Register for eDelivery to:                                          about duplicating fee charges, by calling 202-942-8090 or
                                                                    800-732-0330, or by electronic request at the following e-mail
o  save your Fund the cost of printing and postage.                 address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01540 and 002-27334.
o  reduce the amount of paper you receive.
                                                                    A description of the policies and procedures that the Fund uses
o  gain access to your documents faster by not waiting for the      to determine how to vote proxies relating to portfolio
   mail.                                                            securities is available without charge, upon request, from our
                                                                    Client Services department at 800-959-4246 or on the AIM Web
o  view your documents online anytime at your convenience.          site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also
o  save the documents to your personal computer or print them out   available on the SEC Web site, sec.gov.
   for your records.
                                                                    Information regarding how the Fund voted proxies related to its
HOW DO I SIGN UP?                                                   portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access
It's easy. Just follow these simple steps:                          the About Us tab, click on Required Notices and then click on
                                                                    Proxy Voting Activity. Next, select the Fund from the drop-down
1. Log in to your account.                                          menu. The information is also available on the SEC Web site,
                                                                    sec.gov.
2. Click on the "Service Center" tab.
                                                                                                                      [AIM
3. Select "Register for eDelivery" and complete the consent         SCE-SAR-1   A I M Distributors, Inc.           INVESTMENTS
   process.                                                                                                           LOGO]
                                                                                                            - REGISTERED TRADEMARK -
This AIM service is provided by AIM Investment Services, Inc.

ITEM 2. CODE OF ETHICS.

     There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

     Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of June 14, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 14, 2007, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1)   Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Funds Group


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: September 7, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: September 7, 2007


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: September 7, 2007

                                  EXHIBIT INDEX

12(a)(1)   Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.